UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Rydex Series Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
Attached hereto.

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.5%
Banks - 92.5%
Wells Fargo & Co.	35,804	$1,694,604
Citigroup, Inc.	39,732	1,684,239
JPMorgan Chase & Co.	26,911	1,672,250
Bank of America Corp.	125,734	1,668,490
U.S. Bancorp	30,664	1,236,679
Bank of New York Mellon Corp.	24,551	953,805
PNC Financial Services Group, Inc.	11,610	944,938
Capital One Financial Corp.	13,734	872,246
BB&T Corp.	22,497	801,118
SunTrust Banks, Inc.	16,650	683,982
State Street Corp.	12,480	672,922
M&T Bank Corp.	5,522	652,866
Northern Trust Corp.	8,583	568,710
Itau Unibanco Holding S.A. ADR	59,968	566,098
Fifth Third Bancorp	31,175	548,368
First Republic Bank	6,963	487,339
Regions Financial Corp.	56,935	484,517
Citizens Financial Group, Inc.	24,187	483,256
Banco Bradesco S.A. ADR	61,716	482,002
KeyCorp	40,965	452,663
ICICI Bank Ltd. ADR	61,935	444,693
HSBC Holdings plc ADR	12,930	404,838
Comerica, Inc.	9,737	400,483
Huntington Bancshares, Inc.	44,722	399,815
Credicorp Ltd.	2,569	396,474
Toronto-Dominion Bank	9,090	390,234
Royal Bank of Canada	6,600	389,994
Signature Bank*	3,113	388,876
HDFC Bank Ltd. ADR	5,632	373,683
Bank of Montreal	5,713	362,147
Bank of Nova Scotia	7,189	352,333
Bancolombia S.A. ADR	9,800	342,216
Deutsche Bank AG*	24,757	339,914
Grupo Financiero Santander Mexico SAB de CV ADR	37,371	339,702
Popular, Inc.	11,558	338,649
Banco Santander Chile ADR	17,275	334,617
PacWest Bancorp	8,401	334,192
Zions Bancorporation	13,294	334,078
SVB Financial Group*	3,489	332,013
East West Bancorp, Inc.	9,560	326,761
UBS Group AG	24,841	321,939
Canadian Imperial Bank of Commerce	4,277	321,074
Banco Bilbao Vizcaya Argentaria S.A. ADR	55,931	321,044
Commerce Bancshares, Inc.	6,696	320,739
ING Groep N.V. ADR	30,645	316,563
BOK Financial Corp.	5,043	316,197
Sumitomo Mitsui Financial Group, Inc. ADR	54,751	313,176
Credit Suisse Group AG ADR	28,971	309,990
Banco Santander S.A. ADR	78,995	309,660
Cullen/Frost Bankers, Inc.	4,764	303,610
PrivateBancorp, Inc. — Class A	6,820	300,285
Prosperity Bancshares, Inc.	5,682	289,725
Barclays plc ADR	37,781	287,136
Synovus Financial Corp.	9,824	284,798
Bank of the Ozarks, Inc.	7,392	277,348
Western Alliance Bancorporation*	8,438	275,501
Umpqua Holdings Corp.	17,794	275,273
FirstMerit Corp.	13,505	273,746
First Horizon National Corp.	19,603	270,129
First Citizens BancShares, Inc. — Class A	1,039	269,007
BankUnited, Inc.	8,671	266,373
Bank of Hawaii Corp.	3,803	261,646
Webster Financial Corp.	7,613	258,461
Wintrust Financial Corp.	4,854	247,554
United Bankshares, Inc.	6,539	245,278
UMB Financial Corp.	4,554	242,318
MB Financial, Inc.	6,661	241,661
FNB Corp.	19,216	240,969
Associated Banc-Corp.	14,020	240,443
Home BancShares, Inc.	12,125	239,954
IBERIABANK Corp.	3,940	235,336
Fulton Financial Corp.	17,018	229,743
Valley National Bancorp	25,162	229,477
First Financial Bankshares, Inc.	6,913	226,677
BancorpSouth, Inc.	9,914	224,949
Texas Capital Bancshares, Inc.*	4,771	223,092
Cathay General Bancorp	7,804	220,073
TCF Financial Corp.	17,382	219,882
Glacier Bancorp, Inc.	8,148	216,574
Hilltop Holdings, Inc.*	10,224	214,602
Pinnacle Financial Partners, Inc.	4,310	210,544
Great Western Bancorp, Inc.	6,595	208,006
Hancock Holding Co.	7,893	206,086
Community Bank System, Inc.	4,911	201,793
CVB Financial Corp.	12,127	198,762
Trustmark Corp.	7,949	197,533
South State Corp.	2,881	196,052
Columbia Banking System, Inc.	6,864	192,604
First Midwest Bancorp, Inc.	10,256	180,095
Old National Bancorp	14,263	178,715
Westamerica Bancorporation	3,472	171,031
LegacyTexas Financial Group, Inc.	6,340	170,610
United Community Banks, Inc.	9,290	169,914
Talmer Bancorp, Inc. — Class A	8,860	169,846
BBCN Bancorp, Inc.	10,830	161,584
Boston Private Financial Holdings, Inc.	12,602	148,452
Total Banks		38,580,433
Savings & Loans - 3.9%
New York Community Bancorp, Inc.	27,140	406,828
People's United Financial, Inc.	21,468	314,721
First Niagara Financial Group, Inc.	28,351	276,139
Investors Bancorp, Inc.	24,874	275,604
Sterling Bancorp	13,780	216,346
Banc of California, Inc.	7,590	137,379
Total Savings & Loans		1,627,017
Diversified Financial Services - 0.9%
CIT Group, Inc.	12,144	387,515

Banking Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.5% (continued)
Insurance - 0.8%
Voya Financial, Inc.	12,805	$317,052
Real Estate - 0.4%
HFF, Inc. — Class A	5,160	149,021
Total Common Stocks
(Cost $37,689,473)		41,061,038

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.0%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$19,055	19,055
Total Repurchase Agreement
(Cost $19,055)		19,055
Total Investments - 98.5%
(Cost $37,708,528)		$41,080,093
Other Assets & Liabilities, net - 1.5%		617,951
Total Net Assets - 100.0%		$41,698,044

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$41,061,038	$—	$—	$41,061,038
Repurchase Agreement	—	19,055	—	19,055
Total	$41,061,038	$19,055	$—	$41,080,093

For the period ended June 30, 2016, there were no transfers between levels.

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.1%
Chemicals - 44.8%
EI du Pont de Nemours & Co.	39,578	$2,564,653
Dow Chemical Co.	50,834	2,526,958
Monsanto Co.	21,806	2,254,958
Ecolab, Inc.	17,169	2,036,243
Praxair, Inc.	17,572	1,974,917
Air Products & Chemicals, Inc.	13,438	1,908,734
LyondellBasell Industries N.V. — Class A	25,496	1,897,412
Sherwin-Williams Co.	6,216	1,825,452
PPG Industries, Inc.	17,390	1,811,169
International Flavors & Fragrances, Inc.	8,761	1,104,499
Eastman Chemical Co.	15,888	1,078,795
Mosaic Co.	40,763	1,067,175
Celanese Corp. — Class A	15,982	1,046,022
Albemarle Corp.	12,799	1,015,089
Valspar Corp.	9,324	1,007,272
Potash Corporation of Saskatchewan, Inc.	62,000	1,006,880
Ashland, Inc.	8,072	926,423
RPM International, Inc.	17,817	889,959
Axalta Coating Systems Ltd.*	31,620	838,879
FMC Corp.	18,090	837,748
Westlake Chemical Corp.	19,470	835,652
Agrium, Inc.	8,933	807,722
CF Industries Holdings, Inc.	32,510	783,491
WR Grace & Co.	10,696	783,054
NewMarket Corp.	1,826	756,658
Olin Corp.	29,359	729,278
Sensient Technologies Corp.	8,720	619,469
Methanex Corp.	20,210	588,111
Cabot Corp.	12,865	587,416
PolyOne Corp.	16,562	583,645
Huntsman Corp.	43,148	580,341
Syngenta AG ADR	7,330	562,871
Platform Specialty Products Corp.*	60,570	537,862
Axiall Corp.	16,070	524,043
HB Fuller Co.	11,330	498,407
Minerals Technologies, Inc.	8,505	483,084
Chemtura Corp.*	16,580	437,380
Ingevity Corp.*	11,976	407,663
Total Chemicals		40,725,384
Mining - 24.8%
Newmont Mining Corp.	41,808	1,635,529
Barrick Gold Corp.	75,923	1,620,956
Freeport-McMoRan, Inc.	116,660	1,299,593
Goldcorp, Inc.	66,440	1,270,997
Alcoa, Inc.	129,489	1,200,362
Rio Tinto plc ADR	34,485	1,079,381
Silver Wheaton Corp.	43,994	1,035,179
Teck Resources Ltd. — Class B	77,441	1,019,898
Agnico Eagle Mines Ltd.	18,168	971,988
BHP Billiton Ltd. ADR	33,755	964,043
Randgold Resources Ltd. ADR	8,304	930,380
AngloGold Ashanti Ltd. ADR*	46,005	830,850
Franco-Nevada Corp.	10,322	785,091
Royal Gold, Inc.	10,830	779,977
Tahoe Resources, Inc.	51,700	773,949
Kinross Gold Corp.*	154,100	753,549
Southern Copper Corp.	26,290	709,304
First Majestic Silver Corp.*	50,200	681,716
Pan American Silver Corp.	41,391	680,882
Eldorado Gold Corp.	148,884	669,978
Cia de Minas Buenaventura S.A.A. ADR*	54,452	650,701
Compass Minerals International, Inc.	7,258	538,471
Coeur Mining, Inc.*	45,900	489,294
Stillwater Mining Co.*	37,648	446,505
Kaiser Aluminum Corp.	4,850	438,489
Century Aluminum Co.*	40,302	255,112
Total Mining		22,512,174
Packaging & Containers - 9.9%
Ball Corp.	15,464	1,117,893
WestRock Co.	27,559	1,071,218
Sealed Air Corp.	22,393	1,029,406
Crown Holdings, Inc.*	17,754	899,595
Packaging Corporation of America	13,200	883,476
Sonoco Products Co.	15,850	787,111
Berry Plastics Group, Inc.*	19,866	771,794
Bemis Company, Inc.	14,942	769,364
Graphic Packaging Holding Co.	55,089	690,816
Owens-Illinois, Inc.*	33,240	598,652
KapStone Paper and Packaging Corp.	27,530	358,165
Total Packaging & Containers		8,977,490
Iron & Steel - 8.1%
Nucor Corp.	27,421	1,354,871
Vale S.A. ADR	249,482	1,262,379
Reliance Steel & Aluminum Co.	10,718	824,214
Steel Dynamics, Inc.	33,335	816,708
ArcelorMittal*	143,024	666,492
POSCO ADR	13,300	591,850
United States Steel Corp.	31,120	524,683
Commercial Metals Co.	28,195	476,496
Carpenter Technology Corp.	12,872	423,875
Allegheny Technologies, Inc.	31,378	400,070
Total Iron & Steel		7,341,638
Building Materials - 6.1%
Vulcan Materials Co.	11,814	1,421,933
Martin Marietta Materials, Inc.	6,309	1,211,328
Cemex SAB de CV ADR*	123,494	761,958
Eagle Materials, Inc.	8,861	683,626
Louisiana-Pacific Corp.*	32,003	555,252
Summit Materials, Inc. — Class A*	25,700	525,822
Boise Cascade Co.*	14,850	340,808
Total Building Materials		5,500,727
Forest Products & Paper - 2.2%
International Paper Co.	34,213	1,449,947
Domtar Corp.	14,433	505,299
Total Forest Products & Paper		1,955,246
Miscellaneous Manufacturing - 1.4%
AptarGroup, Inc.	9,904	783,704

Basic Materials Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Miscellaneous Manufacturing - 1.4% (continued)
Trinseo S.A.	11,300	$485,109
Total Miscellaneous Manufacturing		1,268,813
Household Products & Housewares - 1.0%
Avery Dennison Corp.	11,933	891,992
Housewares - 0.8%
Scotts Miracle-Gro Co. — Class A	10,490	733,356
Total Common Stocks
(Cost $78,414,075)		89,906,820

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$529,333	529,333
Total Repurchase Agreement
(Cost $529,333)		529,333
Total Investments - 99.7%
(Cost $78,943,408)		$90,436,153
Other Assets & Liabilities, net - 0.3%		244,833
Total Net Assets - 100.0%		$90,680,986

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$89,906,820	$—	$—	$89,906,820
Repurchase Agreement	—	529,333	—	529,333
Total	$89,906,820	$529,333	$—	$90,436,153

For the period ended June 30, 2016, there were no transfers between levels.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Biotechnology - 63.0%
Amgen, Inc.	138,199	$21,026,977
Gilead Sciences, Inc.	249,492	20,812,623
Celgene Corp.*	174,565	17,217,346
Biogen, Inc.*	57,721	13,958,092
Regeneron Pharmaceuticals, Inc.*	33,144	11,574,879
Alexion Pharmaceuticals, Inc.*	84,381	9,852,326
Illumina, Inc.*	65,553	9,202,330
Vertex Pharmaceuticals, Inc.*	103,240	8,880,705
Incyte Corp.*	95,779	7,660,404
BioMarin Pharmaceutical, Inc.*	87,924	6,840,487
Medivation, Inc.*	104,160	6,280,848
Seattle Genetics, Inc.*	118,654	4,794,808
United Therapeutics Corp.*	40,886	4,330,645
Alnylam Pharmaceuticals, Inc.*	75,733	4,202,424
Bio-Rad Laboratories, Inc. — Class A*	27,772	3,971,951
Charles River Laboratories International, Inc.*	47,065	3,880,039
Juno Therapeutics, Inc.*	95,770	3,681,399
Intercept Pharmaceuticals, Inc.*	25,435	3,629,066
Intrexon Corp.*	134,080	3,299,709
Ionis Pharmaceuticals, Inc.*	136,757	3,185,071
Kite Pharma, Inc.*	60,100	3,005,000
Ligand Pharmaceuticals, Inc. — Class B*	25,020	2,984,135
Medicines Co.*	88,352	2,971,278
Myriad Genetics, Inc.*	92,370	2,826,522
Novavax, Inc.*	383,085	2,785,028
Exelixis, Inc.*	337,600	2,636,656
Bluebird Bio, Inc.*	58,600	2,536,794
Ultragenyx Pharmaceutical, Inc.*	50,500	2,469,955
ARIAD Pharmaceuticals, Inc.*	305,191	2,255,361
Five Prime Therapeutics, Inc.*	52,600	2,175,010
Acorda Therapeutics, Inc.*	82,337	2,100,005
Merrimack Pharmaceuticals, Inc.*	389,300	2,098,327
Alder Biopharmaceuticals, Inc.*	82,860	2,069,014
Prothena Corporation plc*	58,180	2,033,973
Halozyme Therapeutics, Inc.*	232,555	2,006,950
Achillion Pharmaceuticals, Inc.*	243,100	1,896,180
Exact Sciences Corp.*	146,194	1,790,877
AMAG Pharmaceuticals, Inc.*	71,190	1,702,865
ZIOPHARM Oncology, Inc.*	289,576	1,589,772
Total Biotechnology		212,215,831
Pharmaceuticals - 32.9%
AbbVie, Inc.	318,900	19,743,098
Shire plc ADR	83,381	15,348,723
Mylan N.V.*	208,710	9,024,621
Quintiles Transnational Holdings, Inc.*	84,754	5,536,131
TESARO, Inc.*	64,003	5,379,452
OPKO Health, Inc.*	479,440	4,477,970
Alkermes plc*	92,042	3,978,055
Neurocrine Biosciences, Inc.*	86,145	3,915,290
Jazz Pharmaceuticals plc*	25,700	3,631,667
Akorn, Inc.*	126,200	3,594,807
ACADIA Pharmaceuticals, Inc.*	106,428	3,454,653
Horizon Pharma plc*	190,000	3,129,300
PRA Health Sciences, Inc.*	74,260	3,101,098
Impax Laboratories, Inc.*	94,076	2,711,270
Ironwood Pharmaceuticals, Inc. — Class A*	206,696	2,702,550
Nektar Therapeutics*	187,960	2,674,671
Ophthotech Corp.*	50,500	2,577,015
Agios Pharmaceuticals, Inc.*	55,204	2,312,772
Portola Pharmaceuticals, Inc.*	93,050	2,195,980
Depomed, Inc.*	109,919	2,156,611
Pacira Pharmaceuticals, Inc.*	61,200	2,064,276
Sarepta Therapeutics, Inc.*	107,800	2,055,746
Relypsa, Inc.*	98,160	1,815,960
Heron Therapeutics, Inc.*	89,580	1,616,919
Eagle Pharmaceuticals, Inc.*	38,700	1,501,173
Total Pharmaceuticals		110,699,808
Healthcare-Products - 2.8%
Bio-Techne Corp.	33,797	3,811,288
Cepheid*	95,618	2,940,254
QIAGEN N.V.*	128,800	2,809,128
Total Healthcare-Products		9,560,670
Commercial Services - 0.8%
Incorporated Research Holdings, Inc. — Class A*	74,200	2,829,246
Total Common Stocks
(Cost $193,314,706)		335,305,555

RIGHTS††† - 0.0%
Dyax Corp.
Expires 01/25/17*	167,165	–
Clinical Data, Inc.
Expires 12/31/20*	24,000	–
Chelsea Therapeutics International
Expires 12/31/17*	231,107	–
Total Rights
(Cost $17,304)		–

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.7%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$2,219,945	2,219,945
Total Repurchase Agreement
(Cost $2,219,945)		2,219,945
Total Investments - 100.2%
(Cost $195,551,955)		$337,525,500
Other Assets & Liabilities, net - (0.2)%		(524,095)
Total Net Assets - 100.0%		$337,001,405

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.

Biotechnology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$335,305,555	$—	$—	$335,305,555
Repurchase Agreement	—	2,219,945	—	2,219,945
Rights	—	—	—	—
Total	$335,305,555	$2,219,945	$—	$337,525,500

For the period ended June 30, 2016, there were no transfers between levels.

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.1%
Food - 38.2%
Kraft Heinz Co.	197,490	$17,473,915
Mondelez International, Inc. — Class A	311,136	14,159,799
General Mills, Inc.	156,227	11,142,110
Kroger Co.	274,494	10,098,634
Kellogg Co.	111,356	9,092,217
Sysco Corp.	174,464	8,852,303
Tyson Foods, Inc. — Class A	132,369	8,840,925
Hershey Co.	77,292	8,771,869
Campbell Soup Co.	115,407	7,678,028
ConAgra Foods, Inc.	158,832	7,593,758
Hormel Foods Corp.	202,116	7,397,446
JM Smucker Co.	47,131	7,183,236
McCormick & Company, Inc.	58,450	6,234,862
Whole Foods Market, Inc.	176,897	5,664,242
Ingredion, Inc.	39,830	5,154,400
WhiteWave Foods Co. — Class A*	102,081	4,791,682
Pilgrim's Pride Corp.	166,589	4,244,687
Post Holdings, Inc.*	50,900	4,208,921
TreeHouse Foods, Inc.*	39,801	4,085,573
Pinnacle Foods, Inc.	84,600	3,916,134
BRF S.A. ADR	273,500	3,809,855
Hain Celestial Group, Inc.*	73,845	3,673,789
Blue Buffalo Pet Products, Inc.*	147,000	3,430,980
Flowers Foods, Inc.	177,592	3,329,850
Lancaster Colony Corp.	24,652	3,145,842
Snyder's-Lance, Inc.	91,000	3,083,990
B&G Foods, Inc.	60,531	2,917,594
United Natural Foods, Inc.*	55,230	2,584,764
Darling Ingredients, Inc.*	172,964	2,577,164
Sanderson Farms, Inc.	27,398	2,373,763
Dean Foods Co.	118,363	2,141,187
Total Food		189,653,519
Beverages - 22.5%
Coca-Cola Co.	511,680	23,194,454
PepsiCo, Inc.	194,905	20,648,236
Constellation Brands, Inc. — Class A	58,719	9,712,122
Monster Beverage Corp.*	58,986	9,479,640
Molson Coors Brewing Co. — Class B	77,140	7,801,168
Brown-Forman Corp. — Class B	76,185	7,600,216
Anheuser-Busch InBev S.A. ADR	57,610	7,586,085
Dr Pepper Snapple Group, Inc.	74,119	7,162,119
Coca-Cola European Partners plc	191,294	6,827,283
Ambev S.A. ADR	905,349	5,350,613
Fomento Economico Mexicano SAB de CV ADR	43,283	4,003,245
Boston Beer Company, Inc. — Class A*	14,700	2,514,141
Total Beverages		111,879,322
Agriculture - 15.5%
Philip Morris International, Inc.	207,014	21,057,464
Altria Group, Inc.	283,501	19,550,229
Reynolds American, Inc.	279,477	15,072,195
Archer-Daniels-Midland Co.	195,616	8,389,970
Bunge Ltd.	80,100	4,737,915
British American Tobacco plc ADR	26,800	3,470,064
Vector Group Ltd.	122,217	2,740,105
Universal Corp.	33,384	1,927,592
Total Agriculture		76,945,534
Cosmetics & Personal Care - 12.3%
Procter & Gamble Co.	294,274	24,916,179
Colgate-Palmolive Co.	183,899	13,461,407
Estee Lauder Companies, Inc. — Class A	105,056	9,562,197
Coty, Inc. — Class A	187,202	4,865,380
Unilever N.V. — Class Y	93,251	4,377,202
Edgewell Personal Care Co.*	44,988	3,797,437
Total Cosmetics & Personal Care		60,979,802
Household Products & Housewares - 5.9%
Kimberly-Clark Corp.	85,309	11,728,281
Clorox Co.	51,367	7,108,679
Church & Dwight Company, Inc.	59,466	6,118,457
Spectrum Brands Holdings, Inc.	36,900	4,402,539
Total Household Products & Housewares		29,357,956
Pharmaceuticals - 2.2%
Mead Johnson Nutrition Co. — Class A	76,579	6,949,545
Herbalife Ltd.*	65,459	3,831,315
Total Pharmaceuticals		10,780,860
Retail - 1.3%
Casey's General Stores, Inc.	30,023	3,948,324
Nu Skin Enterprises, Inc. — Class A	55,230	2,551,074
Total Retail		6,499,398
Electrical Components & Equipment - 0.6%
Energizer Holdings, Inc.	57,135	2,941,881
Holding Companies-Diversified - 0.6%
HRG Group, Inc.*	202,800	2,784,444
Total Common Stocks
(Cost $365,892,035)		491,822,716

RIGHTS††† - 0.0%
PDC
Expires 01/17/17*	93,765	–
Casa Ley
Expires 01/17/19*	93,765	–
Total Rights
(Cost $23,055)		–

Consumer Products Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.4%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$2,016,601	$2,016,601
Total Repurchase Agreement
(Cost $2,016,601)		2,016,601
Total Investments - 99.5%
(Cost $367,931,691)		$493,839,317
Other Assets & Liabilities, net - 0.5%		2,637,093
Total Net Assets - 100.0%		$496,476,410

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$491,822,716	$—	$—	$491,822,716
Repurchase Agreement	—	2,016,601	—	2,016,601
Rights	—	—	—	—
Total	$491,822,716	$2,016,601	$—	$493,839,317

For the period ended June 30, 2016, there were no transfers between levels.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 70.6%
Industrial - 13.9%
3M Co.	7,147	$1,251,582
Boeing Co.	7,147	928,181
United Technologies Corp.	7,147	732,925
Caterpillar, Inc.	7,147	541,814
General Electric Co.	7,147	224,988
Total Industrial		3,679,490
Consumer, Non-cyclical - 13.1%
UnitedHealth Group, Inc.	7,147	1,009,156
Johnson & Johnson	7,147	866,931
Procter & Gamble Co.	7,147	605,136
Merck & Company, Inc.	7,147	411,739
Coca-Cola Co.	7,147	323,974
Pfizer, Inc.	7,147	251,646
Total Consumer, Non-cyclical		3,468,582
Financial - 12.5%
Goldman Sachs Group, Inc.	7,147	1,061,900
Travelers Companies, Inc.	7,147	850,779
Visa, Inc. — Class A	7,147	530,093
JPMorgan Chase & Co.	7,147	444,115
American Express Co.	7,147	434,252
Total Financial		3,321,139
Consumer, Cyclical - 10.2%
Home Depot, Inc.	7,147	912,601
McDonald's Corp.	7,147	860,070
Wal-Mart Stores, Inc.	7,147	521,874
NIKE, Inc. — Class B	7,147	394,514
Total Consumer, Cyclical		2,689,059
Technology - 8.9%
International Business Machines Corp.	7,147	1,084,771
Apple, Inc.	7,147	683,253
Microsoft Corp.	7,147	365,712
Intel Corp.	7,147	234,422
Total Technology		2,368,158
Energy - 5.4%
Chevron Corp.	7,147	749,220
Exxon Mobil Corp.	7,147	669,960
Total Energy		1,419,180
Communications - 4.9%
Walt Disney Co.	7,147	699,120
Verizon Communications, Inc.	7,147	399,088
Cisco Systems, Inc.	7,147	205,047
Total Communications		1,303,255
Basic Materials - 1.7%
EI du Pont de Nemours & Co.	7,147	463,126
Total Common Stocks
(Cost $18,137,290)		18,711,989

MUTUAL FUNDS† - 8.1%
Guggenheim Strategy Fund I1	42,837	1,067,059
Guggenheim Strategy Fund II1	42,971	1,066,107
Total Mutual Funds
(Cost $2,127,834)		2,133,166

	Face Amount
REPURCHASE AGREEMENTS††,2 - 4.7%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$666,741	666,741
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	566,843	566,843
Total Repurchase Agreements
(Cost $1,233,584)		1,233,584
Total Investments - 83.4%
(Cost $21,498,708)		$22,078,739
Other Assets & Liabilities, net - 16.6%		4,409,794
Total Net Assets - 100.0%		$26,488,533

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2016 Dow Jones Industrial Average Index Swap 0.44%[3], Terminating 07/29/16 (Notional Value $7,753,535)	432	$56,967

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

Dow Jones Industrial Average® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$18,711,989	$—	$—	$—	$18,711,989
Equity Index Swap Agreements	—	—	56,967	—	56,967
Mutual Funds	2,133,166	—	—	—	2,133,166
Repurchase Agreements	—	1,233,584	—	—	1,233,584
Total	$20,845,155	$1,233,584	$56,967	$—	$22,135,706

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Electronics Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 100.1%
Semiconductors - 94.5%
Intel Corp.	106,950	$3,507,959
QUALCOMM, Inc.	45,405	2,432,346
Texas Instruments, Inc.	34,837	2,182,538
Broadcom Ltd.	10,914	1,696,036
Applied Materials, Inc.	59,221	1,419,528
NVIDIA Corp.	29,038	1,365,076
Taiwan Semiconductor Manufacturing Company Ltd. ADR	45,778	1,200,757
Analog Devices, Inc.	20,199	1,144,071
Micron Technology, Inc.*	81,724	1,124,522
NXP Semiconductor N.V.*	13,884	1,087,672
Lam Research Corp.	12,138	1,020,320
Skyworks Solutions, Inc.	14,921	944,201
Xilinx, Inc.	20,105	927,444
KLA-Tencor Corp.	12,600	922,950
Linear Technology Corp.	19,375	901,519
Microchip Technology, Inc.	17,657	896,269
Maxim Integrated Products, Inc.	24,149	861,878
Qorvo, Inc.*	13,286	734,184
Teradyne, Inc.	28,902	569,080
ARM Holdings plc ADR	12,178	554,221
Microsemi Corp.*	16,026	523,730
ON Semiconductor Corp.*	58,768	518,334
Cypress Semiconductor Corp.	48,430	510,937
Marvell Technology Group Ltd.	53,230	507,282
ASML Holding N.V. — Class G	4,642	460,533
Monolithic Power Systems, Inc.	6,683	456,583
Integrated Device Technology, Inc.*	21,945	441,753
Cavium, Inc.*	11,301	436,219
Mellanox Technologies Ltd.*	9,088	435,860
Cirrus Logic, Inc.*	11,204	434,603
MKS Instruments, Inc.	9,992	430,256
Cree, Inc.*	17,296	422,714
Silicon Motion Technology Corp. ADR	8,800	420,640
Fairchild Semiconductor International, Inc. — Class A*	20,830	413,476
Silicon Laboratories, Inc.*	8,029	391,333
Synaptics, Inc.*	6,859	368,671
Intersil Corp. — Class A	26,685	361,315
Himax Technologies, Inc. ADR	43,105	356,047
M/A-COM Technology Solutions Holdings, Inc.*	10,571	348,632
Ambarella, Inc.*	6,825	346,778
Tessera Technologies, Inc.	11,080	339,491
Semtech Corp.*	14,219	339,265
Power Integrations, Inc.	6,329	316,893
Rambus, Inc.*	26,214	316,665
Inphi Corp.*	9,800	313,894
MaxLinear, Inc. — Class A*	15,660	281,567
Total Semiconductors		35,986,042
Energy-Alternate Sources - 3.6%
First Solar, Inc.*	12,513	606,630
Canadian Solar, Inc.*	27,546	416,496
SolarEdge Technologies, Inc.*	18,850	369,460
Total Energy-Alternate Sources		1,392,586
Electrical Components & Equipment - 2.0%
SunPower Corp. — Class A*	27,032	418,726
Advanced Energy Industries, Inc.*	8,950	339,742
Total Electrical Components & Equipment		758,468
Total Common Stocks
(Cost $37,596,921)		38,137,096

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$149,956	149,956
Total Repurchase Agreement
(Cost $149,956)		149,956
Total Investments - 100.5%
(Cost $37,746,877)		$38,287,052
Other Assets & Liabilities, net - (0.5)%		(205,543)
Total Net Assets - 100.0%		$38,081,509

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$38,137,096	$—	$—	$38,137,096
Repurchase Agreement	$—	$149,956	$—	$149,956
Total	$38,137,096	$149,956	$—	$38,287,052

For the period ended June 30, 2016, there were no transfers between levels.

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 11.7%
Communications - 4.5%
Alibaba Group Holding Ltd. ADR*	2,522	$200,576
China Mobile Ltd. ADR	2,473	143,187
Baidu, Inc. ADR*	608	100,411
America Movil SAB de CV — Class L ADR	3,811	46,723
JD.com, Inc. ADR*	2,002	42,502
Telekomunikasi Indonesia Persero Tbk PT ADR	555	34,110
Ctrip.com International Ltd. ADR*	799	32,919
Chunghwa Telecom Company Ltd. ADR	854	31,000
Grupo Televisa SAB ADR	983	25,597
SK Telecom Company Ltd. ADR	800	16,736
Qihoo 360 Technology Company Ltd. ADR*	227	16,582
Telefonica Brasil S.A. ADR	1,056	14,362
China Telecom Corporation Ltd. ADR	312	14,037
China Unicom Hong Kong Ltd. ADR	1,289	13,418
Mobile TeleSystems PJSC ADR	1,136	9,406
Vipshop Holdings Ltd. ADR*	827	9,238
Total Communications		750,804
Technology - 2.3%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	8,385	219,939
Infosys Ltd. ADR	4,486	80,075
NetEase, Inc. ADR	165	31,881
Wipro Ltd. ADR	1,319	16,303
Advanced Semiconductor Engineering, Inc. ADR	2,822	15,746
United Microelectronics Corp. ADR	5,344	10,635
Siliconware Precision Industries Company Ltd. ADR	1,077	8,250
Total Technology		382,829
Financial - 1.8%
Itau Unibanco Holding S.A. ADR	6,604	62,341
HDFC Bank Ltd. ADR	919	60,976
Banco Bradesco S.A. ADR	6,244	48,766
China Life Insurance Company Ltd. ADR	3,343	35,971
Shinhan Financial Group Company Ltd. ADR	1,065	34,868
KB Financial Group, Inc. ADR	868	24,703
ICICI Bank Ltd. ADR	3,193	22,926
Total Financial		290,551
Energy - 1.2%
CNOOC Ltd. ADR	361	45,002
China Petroleum & Chemical Corp. ADR	573	41,256
PetroChina Company Ltd. ADR	474	32,194
Sasol Ltd. ADR	1,140	30,917
Petroleo Brasileiro S.A. Preferred ADR*	4,593	26,685
Petroleo Brasileiro S.A. ADR*	3,343	23,936
Total Energy		199,990
Consumer, Non-cyclical - 0.8%
Ambev S.A. ADR	9,882	58,403
Fomento Economico Mexicano SAB de CV ADR	296	27,377
BRF S.A. ADR	1,369	19,070
Dr Reddy's Laboratories Ltd. ADR	188	9,631
Coca-Cola Femsa SAB de CV ADR	112	9,292
Total Consumer, Non-cyclical		123,773
Basic Materials - 0.6%
POSCO ADR	721	32,085
Ultrapar Participacoes S.A. ADR	975	21,460
Vale S.A. Preferred ADR	4,553	18,257
Vale S.A. ADR	3,396	17,184
AngloGold Ashanti Ltd. ADR*	903	16,308
Total Basic Materials		105,294
Industrial - 0.2%
Cemex SAB de CV ADR*	3,146	19,411
LG Display Company Ltd. ADR	997	11,555
Total Industrial		30,966
Utilities - 0.2%
Korea Electric Power Corp. ADR	1,154	29,923
Consumer, Cyclical - 0.1%
Tata Motors Ltd. ADR*	454	15,740
Total Common Stocks
(Cost $1,803,978)		1,929,870

	Face Amount
REPURCHASE AGREEMENTS††,1 - 8.7%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[2]	$765,181	765,181
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	357,982	357,982
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	304,346	304,346
Total Repurchase Agreements
(Cost $1,427,509)		1,427,509
Total Investments - 20.4%
(Cost $3,231,487)		$3,357,379
Other Assets & Liabilities, net - 79.6%		13,135,531
Total Net Assets - 100.0%		$16,492,910

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $2,505,300)	60	$2,687

Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2016 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 0.44%[3], Terminating 07/27/16 (Notional Value $28,454,215)	14,313	$351,909

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$1,929,870	$—	$—	$—	$—	$1,929,870
Equity Futures Contracts	—	2,687	—	—	—	2,687
Equity Index Swap Agreements	—	—	—	351,909	—	351,909
Repurchase Agreements	—	—	1,427,509	—	—	1,427,509
Total	$1,929,870	$2,687	$1,427,509	$351,909	$—	$3,711,975

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Emerging Markets Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 99.1%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$2,650,190	$2,650,190
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	2,253,111	2,253,111
Total Repurchase Agreements
(Cost $4,903,301)		4,903,301
Total Investments - 99.1%
(Cost $4,903,301)		$4,903,301
Other Assets & Liabilities, net - 0.9%		45,189
Total Net Assets - 100.0%		$4,948,490

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $977,312)	8	$17,955
September 2016 U.S. Treasury 10 Year Note Futures Contracts (Aggregate Value of Contracts $531,938)	4	14,431
(Total Aggregate Value of Contracts $1,509,250)		$32,386

	Units
OTC EQUITY SWAP AGREEMENTS††
Goldman Sachs International August 2016 PowerShares Emerging Markets Sovereign Debt Portfolio Swap 0.44%[2], Terminating 08/01/16 (Notional Value $1,726,880)	58,380	$41,991
Goldman Sachs International August 2016 iShares JPMorgan USD Emerging Markets Bond ETF Swap 0.44%[3], Terminating 08/01/16 (Notional Value $1,725,983)	14,989	37,285
(Total Notional Value $3,452,863)		$79,276

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.EM-25 Index	Barclays Bank plc	ICE	1.00%	06/20/21	$550,000	$(508,365)	$47,760	$6,125
CDX.EM-25 Index	Goldman Sachs International	ICE	1.00%	06/20/21	1,450,000	(1,340,235)	128,365	18,600
							$176,125	$24,725
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	Total Return based on PowerShares Emerging Markets Sovereign Debt Portfolio +/- financing at a variable rate. Rate indicated is rate effective June 30, 2016.
[3]	Total Return based on iShares JPMorgan USD Emerging Markets Bond ETF +/- financing at a variable rate. Rate indicated is rate effective June 30, 2016.
ICE — Intercontinenal Exchange CDX.EM-25 Index — Credit Default Swap Emerging Markets Series 25 Index plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swap Agreements	$—	$—	$—	$24,725	$—	$24,725
Equity Swap Agreements	—	—	—	79,276	—	79,726
Interest Rate Futures Contracts	—	32,386	—	—	—	32,386
Repurchase Agreements	—	—	4,903,301	—	—	4,903,301
Total	$—	$32,386	$4,903,301	$104,001	$—	$5,039,688

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.2%
Oil & Gas - 72.3%
Exxon Mobil Corp.	40,622	$3,807,907
Chevron Corp.	26,175	2,743,925
Occidental Petroleum Corp.	19,392	1,465,260
ConocoPhillips	32,731	1,427,072
EOG Resources, Inc.	15,969	1,332,134
Phillips 66	15,415	1,223,026
Anadarko Petroleum Corp.	18,691	995,296
Pioneer Natural Resources Co.	6,344	959,276
Marathon Petroleum Corp.	24,488	929,564
Valero Energy Corp.	18,140	925,140
Apache Corp.	16,360	910,761
Hess Corp.	14,639	879,804
Devon Energy Corp.	23,735	860,394
Continental Resources, Inc.*	18,419	833,828
Concho Resources, Inc.*	6,393	762,493
Marathon Oil Corp.	50,625	759,881
Noble Energy, Inc.	21,057	755,315
Equities Corp.	9,157	709,027
Petroleo Brasileiro S.A. ADR*	98,798	707,394
BP plc ADR	19,583	695,392
Cabot Oil & Gas Corp. — Class A	26,580	684,169
Cimarex Energy Co.	5,660	675,351
Transocean Ltd.	52,716	626,794
Cheniere Energy, Inc.*	16,262	610,638
Newfield Exploration Co.*	13,757	607,784
Royal Dutch Shell plc — Class A ADR	11,000	607,420
Tesoro Corp.	7,822	586,024
Antero Resources Corp.*	20,632	536,019
Helmerich & Payne, Inc.	7,861	527,709
Range Resources Corp.	12,142	523,806
Diamondback Energy, Inc.*	5,492	500,925
Suncor Energy, Inc.	17,821	494,176
Murphy Oil Corp.	15,375	488,156
Canadian Natural Resources Ltd.	15,696	483,908
Ensco plc — Class A	49,126	477,013
Parsley Energy, Inc. — Class A*	16,896	457,206
Encana Corp.	56,234	438,063
Noble Corporation plc	53,103	437,569
Energen Corp.	8,972	432,540
Southwestern Energy Co.*	33,815	425,393
HollyFrontier Corp.	16,357	388,806
Gulfport Energy Corp.*	12,118	378,809
QEP Resources, Inc.	21,184	373,474
RSP Permian, Inc.*	10,569	368,752
Rice Energy, Inc.*	16,361	360,596
Diamond Offshore Drilling, Inc.	14,689	357,383
WPX Energy, Inc.*	38,103	354,739
Patterson-UTI Energy, Inc.	16,432	350,330
Memorial Resource Development Corp.*	22,000	349,360
Statoil ASA ADR	19,400	335,814
PDC Energy, Inc.*	5,777	332,813
Nabors Industries Ltd.	32,837	330,012
Chesapeake Energy Corp.*	76,918	329,209
CNOOC Ltd. ADR	2,430	302,924
Cenovus Energy, Inc.	21,580	298,236
Rowan Companies plc — Class A	16,609	293,315
PBF Energy, Inc. — Class A	12,268	291,733
Laredo Petroleum, Inc.*	27,646	289,730
YPF S.A. ADR	14,829	284,717
Western Refining, Inc.	13,466	277,804
Carrizo Oil & Gas, Inc.*	7,744	277,622
SM Energy Co.	10,269	277,263
Whiting Petroleum Corp.*	29,771	275,679
Oasis Petroleum, Inc.*	27,230	254,328
Matador Resources Co.*	12,644	250,351
Callon Petroleum Co.*	20,800	233,584
Atwood Oceanics, Inc.	14,696	183,994
Delek US Holdings, Inc.	13,351	176,367
PrairieSky Royalty Ltd.	350	6,641
Total Oil & Gas		42,887,937
Oil & Gas Services - 13.9%
Schlumberger Ltd.	26,064	2,061,141
Halliburton Co.	27,453	1,243,346
Baker Hughes, Inc.	18,586	838,786
National Oilwell Varco, Inc.	20,433	687,570
Weatherford International plc*	90,562	502,619
Targa Resources Corp.	11,890	501,045
FMC Technologies, Inc.*	18,192	485,181
RPC, Inc.*	23,790	369,459
Core Laboratories N.V.	2,969	367,829
Oceaneering International, Inc.	10,910	325,773
Superior Energy Services, Inc.	17,642	324,789
Dril-Quip, Inc.*	4,990	291,566
Oil States International, Inc.*	7,976	262,251
Total Oil & Gas Services		8,261,355
Pipelines - 9.6%
Kinder Morgan, Inc.	67,680	1,266,970
Spectra Energy Corp.	27,338	1,001,391
Williams Companies, Inc.	35,034	757,785
ONEOK, Inc.	13,047	619,080
Columbia Pipeline Group, Inc.	23,829	607,401
Plains GP Holdings, LP — Class A	46,805	488,176
TransCanada Corp.	8,318	376,140
Enbridge, Inc.	7,657	324,351
SemGroup Corp. — Class A	7,540	245,502
Total Pipelines		5,686,796
Mining - 1.0%
US Silica Holdings, Inc.	8,541	294,408
Cameco Corp.	24,702	270,981
Total Mining		565,389
Coal - 0.7%
CONSOL Energy, Inc.	25,139	404,487
Metal Fabricate & Hardware - 0.6%
Tenaris S.A. ADR	12,985	374,487
Retail - 0.6%
World Fuel Services Corp.	7,643	362,966
Transportation - 0.5%
Golar LNG Ltd.	20,439	316,805
Total Common Stocks
(Cost $41,268,888)		58,860,222

Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$305,088	$305,088
Total Repurchase Agreement
(Cost $305,088)		305,088
Total Investments - 99.7%
(Cost $41,573,976)		$59,165,310
Other Assets & Liabilities, net - 0.3%		152,554
Total Net Assets - 100.0%		$59,317,864

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$58,860,222	$—	$—	$58,860,222
Repurchase Agreement	—	305,088	—	305,088
Total	$58,860,222	$305,088	$—	$59,165,310

For the period ended June 30, 2016, there were no transfers between levels.

Energy Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Oil & Gas Services - 65.8%
Schlumberger Ltd.	36,609	$2,895,040
Halliburton Co.	38,570	1,746,835
Baker Hughes, Inc.	26,196	1,182,225
National Oilwell Varco, Inc.	28,770	968,110
FMC Technologies, Inc.*	25,570	681,952
Weatherford International plc*	101,309	562,265
RPC, Inc.*	33,396	518,640
Oceaneering International, Inc.	15,293	456,649
Superior Energy Services, Inc.	24,780	456,200
Dril-Quip, Inc.*	6,969	407,199
Core Laboratories N.V.	3,090	382,820
Oil States International, Inc.*	11,161	366,974
Forum Energy Technologies, Inc.*	20,411	353,314
McDermott International, Inc.*	63,739	314,871
SEACOR Holdings, Inc.*	4,702	272,481
Frank's International N.V.	15,131	221,064
Bristow Group, Inc.	14,115	161,052
CARBO Ceramics, Inc.	11,982	156,964
Total Oil & Gas Services		12,104,655
Oil & Gas - 27.8%
Helmerich & Payne, Inc.	11,015	739,437
Transocean Ltd.	59,092	702,604
Ensco plc — Class A	53,731	521,728
Diamond Offshore Drilling, Inc.	20,625	501,806
Patterson-UTI Energy, Inc.	23,065	491,746
Noble Corporation plc	57,617	474,764
Nabors Industries Ltd.	46,140	463,707
Rowan Companies plc — Class A	23,426	413,703
Seadrill Ltd.*	92,643	300,163
Atwood Oceanics, Inc.	20,690	259,039
Unit Corp.*	15,779	245,521
Total Oil & Gas		5,114,218
Mining - 2.3%
U.S. Silica Holdings, Inc.	12,008	413,916
Metal Fabricate & Hardware - 2.1%
Tenaris S.A. ADR	13,006	375,093
Transportation - 1.5%
Hornbeck Offshore Services, Inc.*	18,567	154,849
Tidewater, Inc.	28,837	127,171
Total Transportation		282,020
Total Common Stocks
(Cost $11,766,121)		18,289,902

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$89,613	89,613
Total Repurchase Agreements
(Cost $89,613)		89,613
Total Investments - 100.0%
(Cost $11,855,734)		$18,379,515
Other Assets & Liabilities, net - 0.0%		3,428
Total Net Assets - 100.0%		$18,382,943

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$18,289,902	$—	$—	$18,289,902
Repurchase Agreements	—	89,613	—	89,613
Total	$18,289,902	$89,613	$—	$18,379,515

For the period ended June 30, 2016, there were no transfers between levels.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 48.0%
Consumer, Non-cyclical - 19.3%
Nestle S.A. ADR	1,521	$117,588
Novartis AG ADR	1,197	98,765
Roche Holding AG ADR	2,692	88,702
British American Tobacco plc ADR	446	57,748
GlaxoSmithKline plc ADR	1,157	50,145
Novo Nordisk A/S ADR	907	48,778
Anheuser-Busch InBev S.A. ADR	366	48,195
Sanofi ADR	1,128	47,207
Bayer AG ADR	393	39,555
AstraZeneca plc ADR	1,191	35,956
Unilever N.V. — Class Y	748	35,111
Diageo plc ADR	300	33,864
Reckitt Benckiser Group plc ADR	1,584	32,187
Unilever plc ADR	626	29,992
Imperial Brands plc ADR	228	24,900
Total Consumer, Non-cyclical		788,693
Financial - 10.8%
Prudential plc ADR	4,304	146,379
HSBC Holdings plc ADR	1,863	58,332
Allianz SE ADR	2,188	31,507
Banco Santander S.A. ADR	6,959	27,279
BNP Paribas S.A. ADR	1,065	24,048
Lloyds Banking Group plc ADR	7,568	22,477
UBS Group AG	1,719	22,278
AXA S.A. ADR	992	19,959
ING Groep N.V. ADR	1,848	19,090
Zurich Insurance Group AG ADR	715	17,682
Banco Bilbao Vizcaya Argentaria S.A. ADR	3,029	17,386
Barclays plc ADR	1,983	15,071
Credit Suisse Group AG ADR	884	9,459
Deutsche Bank AG*	656	9,007
Total Financial		439,954
Utilities - 4.8%
National Grid plc ADR	2,610	194,001
Energy - 4.5%
Total S.A. ADR	1,164	55,989
Royal Dutch Shell plc — Class A ADR	1,003	55,386
BP plc ADR	1,444	51,276
Eni SpA ADR	606	19,604
Total Energy		182,255
Communications - 2.6%
Vodafone Group plc ADR	1,257	38,829
Deutsche Telekom AG ADR	1,513	25,690
BT Group plc ADR	826	23,004
Telefonica S.A. ADR	2,106	19,965
Total Communications		107,488
Industrial - 1.9%
Siemens AG ADR	382	39,189
ABB Ltd. ADR*	1,052	20,861
Schneider Electric SE ADR	1,395	16,475
Total Industrial		76,525
Basic Materials - 1.7%
BASF SE ADR	438	33,594
Rio Tinto plc ADR	574	17,966
Air Liquide S.A. ADR	821	17,266
Total Basic Materials		68,826
Consumer, Cyclical - 1.5%
Daimler AG ADR	475	28,536
LVMH Moet Hennessy Louis Vuitton SE ADR	649	19,690
Cie Financiere Richemont S.A. ADR	2,496	14,502
Total Consumer, Cyclical		62,728
Technology - 0.9%
SAP SE ADR	468	35,109
Total Common Stocks
(Cost $1,689,218)		1,955,579

MUTUAL FUNDS† - 8.1%
Guggenheim Strategy Fund II1	7,684	190,636
Guggenheim Strategy Fund I1	5,644	140,582
Total Mutual Funds
(Cost $330,443)		331,218

	Face Amount
REPURCHASE AGREEMENTS††,2 - 289.0%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$6,371,454	6,371,454
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	5,416,818	5,416,818
Total Repurchase Agreements
(Cost $11,788,272)		11,788,272
Total Investments - 345.1%
(Cost $13,807,933)		$14,075,069
Other Assets & Liabilities, net - (245.1)%		(9,996,639)
Total Net Assets - 100.0%		$4,078,430

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED††
September 2016 STOXX 50 Index Futures Contracts (Aggregate Value of Contracts $3,742,802)	120	$233,339

CURRENCY FUTURES CONTRACTS PURCHASED†
September 2016 Euro FX Futures Contracts (Aggregate Value of Contracts $3,754,518)	27	$24,680

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.

Europe 1.25x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

[2]	Repurchase Agreements — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$1,955,579	$—	$—	$—	$—	$1,955,579
Currency Futures Contracts	—	24,680	—	—	—	24,680
Equity Futures Contracts	—	—	—	233,339	—	233,339
Mutual Funds	331,218	—	—	—	—	331,218
Repurchase Agreements	—	—	11,788,272	—	—	11,788,272
Total	$2,286,797	$24,680	$11,788,272	$233,339	$—	$14,333,088

* Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 4.9%
Consumer, Cyclical - 0.9%
General Motors Co.	245	$6,934
Yum! Brands, Inc.	65	5,391
Dollar Tree, Inc.*	37	3,487
Hilton Worldwide Holdings, Inc.	154	3,470
L Brands, Inc.	45	3,022
American Airlines Group, Inc.	92	2,604
Royal Caribbean Cruises Ltd.	33	2,216
United Continental Holdings, Inc.*	53	2,175
MGM Resorts International*	88	1,992
Liberty Interactive Corporation QVC Group — Class A*	77	1,953
DR Horton, Inc.	59	1,858
Best Buy Company, Inc.	51	1,561
LKQ Corp.*	48	1,523
Lennar Corp. — Class A	33	1,521
Hanesbrands, Inc.	60	1,508
Wynn Resorts Ltd.	16	1,450
Norwegian Cruise Line Holdings Ltd.*	36	1,434
Fiat Chrysler Automobiles N.V.	207	1,267
Rite Aid Corp.*	168	1,258
PVH Corp.	13	1,225
Lear Corp.	12	1,221
Foot Locker, Inc.	22	1,207
HD Supply Holdings, Inc.*	32	1,114
Gaming and Leisure Properties, Inc.	32	1,103
Goodyear Tire & Rubber Co.	42	1,078
PulteGroup, Inc.	55	1,072
Michaels Companies, Inc.*	33	939
Six Flags Entertainment Corp.	15	870
Carter's, Inc.	8	852
Toll Brothers, Inc.*	26	699
Scotts Miracle-Gro Co. — Class A	10	699
CalAtlantic Group, Inc.	19	696
Sally Beauty Holdings, Inc.*	23	676
Cinemark Holdings, Inc.	18	657
Brunswick Corp.	14	634
International Game Technology plc	32	600
DreamWorks Animation SKG, Inc. — Class A*	14	572
Tempur Sealy International, Inc.*	10	553
Regal Entertainment Group — Class A	24	529
Cedar Fair, LP	9	520
CST Brands, Inc.	12	517
Extended Stay America, Inc.	32	478
Vista Outdoor, Inc.*	10	477
Lions Gate Entertainment Corp.	23	465
Beacon Roofing Supply, Inc.*	10	455
Allegiant Travel Co. — Class A	3	455
Choice Hotels International, Inc.	9	429
GameStop Corp. — Class A	16	425
Tenneco, Inc.*	9	419
J.C. Penney Company, Inc.*	47	417
AMC Entertainment Holdings, Inc. — Class A	15	414
Wendy's Co.	43	414
Penske Automotive Group, Inc.	13	409
Churchill Downs, Inc.	3	379
WESCO International, Inc.*	7	360
Boyd Gaming Corp.*	18	331
Interval Leisure Group, Inc.	20	318
Wolverine World Wide, Inc.	15	305
TRI Pointe Group, Inc.*	25	296
Office Depot, Inc.*	86	285
Taylor Morrison Home Corp. — Class A*	19	282
Ferrellgas Partners, LP	15	277
Cooper Tire & Rubber Co.	9	268
Anixter International, Inc.*	5	266
Party City Holdco, Inc.*	19	264
Dana Holding Corp.	23	243
Mobile Mini, Inc.	7	242
Meritage Homes Corp.*	6	225
Sears Holdings Corp.*	16	218
First Cash Financial Services, Inc.	4	205
KB Home	13	198
Group 1 Automotive, Inc.	4	197
MDC Holdings, Inc.	8	195
Penn National Gaming, Inc.*	13	181
American Axle & Manufacturing Holdings, Inc.*	12	174
Caleres, Inc.	7	169
Asbury Automotive Group, Inc.*	3	158
National CineMedia, Inc.	10	155
Navistar International Corp.*	13	152
Metaldyne Performance Group, Inc.	11	151
Outerwall, Inc.	3	126
Eldorado Resorts, Inc.*	8	122
Carmike Cinemas, Inc.*	4	120
Sonic Automotive, Inc. — Class A	7	120
Scientific Games Corp. — Class A*	13	119
H&E Equipment Services, Inc.	6	114
Isle of Capri Casinos, Inc.*	6	110
Meritor, Inc.*	14	101
William Lyon Homes — Class A*	5	81
M/I Homes, Inc.*	4	75
Carrols Restaurant Group, Inc.*	6	71
WCI Communities, Inc.*	4	68
Titan International, Inc.	9	56
Perry Ellis International, Inc.*	2	40
Beazer Homes USA, Inc.*	5	39
Hovnanian Enterprises, Inc. — Class A*	23	39
Conn's, Inc.*	5	38
Ruby Tuesday, Inc.*	10	36
Total Consumer, Cyclical		77,883

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 4.9% (continued)
Consumer, Non-cyclical - 0.9%
Constellation Brands, Inc. — Class A	32	$5,293
HCA Holdings, Inc.*	63	4,851
Fresenius Medical Care AG & Company KGaA ADR	98	4,269
ConAgra Foods, Inc.	70	3,347
Nielsen Holdings plc	58	3,014
DaVita HealthCare Partners, Inc.*	33	2,551
Grifols S.A. ADR	134	2,234
Universal Health Services, Inc. — Class B	16	2,145
Centene Corp.*	27	1,927
Hologic, Inc.*	44	1,522
WhiteWave Foods Co. — Class A*	28	1,315
Teleflex, Inc.	7	1,240
Quintiles Transnational Holdings, Inc.*	19	1,241
Sabre Corp.	45	1,205
Valeant Pharmaceuticals International, Inc.*	56	1,128
MEDNAX, Inc.*	15	1,086
Spectrum Brands Holdings, Inc.	9	1,074
Pilgrim's Pride Corp.	41	1,045
Mallinckrodt plc*	17	1,033
United Rentals, Inc.*	14	940
TreeHouse Foods, Inc.*	9	924
Post Holdings, Inc.*	11	910
ServiceMaster Global Holdings, Inc.*	22	876
Service Corporation International	31	839
Pinnacle Foods, Inc.	18	833
Acadia Healthcare Company, Inc.*	14	776
Edgewell Personal Care Co.*	9	760
Live Nation Entertainment, Inc.*	32	752
WellCare Health Plans, Inc.*	7	751
Herc Holdings, Inc.*	64	709
Amsurg Corp. — Class A*	9	698
Alere, Inc.*	14	584
Endo International plc*	36	561
RR Donnelley & Sons Co.	33	559
HealthSouth Corp.	14	543
WEX, Inc.*	6	532
Deluxe Corp.	8	531
Hill-Rom Holdings, Inc.	10	505
Graham Holdings Co. — Class B	1	490
Team Health Holdings, Inc.*	12	488
Avis Budget Group, Inc.*	15	483
B&G Foods, Inc.	10	482
Cimpress N.V.*	5	462
LifePoint Health, Inc.*	7	458
Molina Healthcare, Inc.*	9	449
Vector Group Ltd.	20	448
Prestige Brands Holdings, Inc.*	8	443
Tenet Healthcare Corp.*	16	442
Horizon Pharma plc*	26	428
Darling Ingredients, Inc.*	26	387
Owens & Minor, Inc.	10	374
CEB, Inc.	5	308
Surgical Care Affiliates, Inc.*	6	286
FTI Consulting, Inc.*	7	285
Cardtronics, Inc.*	7	279
Dean Foods Co.	15	271
Cott Corp.	19	265
Avon Products, Inc.	69	261
Revlon, Inc. — Class A*	8	257
Sotheby's	9	247
ExamWorks Group, Inc.*	7	244
Select Medical Holdings Corp.*	21	228
Community Health Systems, Inc.*	18	217
SUPERVALU, Inc.*	41	193
Quad/Graphics, Inc.	8	186
Central Garden & Pet Co.*	8	183
ACCO Brands Corp.*	17	176
Concordia International Corp.	8	172
Greatbatch, Inc.*	5	155
StoneMor Partners, LP	6	150
Kindred Healthcare, Inc.	13	147
AMAG Pharmaceuticals, Inc.*	5	120
Ingles Markets, Inc. — Class A	3	112
Rent-A-Center, Inc.	8	98
BioScrip, Inc.*	10	26
Everi Holdings, Inc.*	11	13
Total Consumer, Non-cyclical		65,816
Communications - 0.8%
Charter Communications, Inc. — Class A*	43	9,831
Netflix, Inc.*	68	6,221
T-Mobile US, Inc.*	133	5,755
Nokia Oyj ADR	923	5,252
DISH Network Corp. — Class A*	74	3,877
Sirius XM Holdings, Inc.*	791	3,124
Level 3 Communications, Inc.*	57	2,935
Sprint Corp.*	616	2,790
Expedia, Inc.	24	2,551
CenturyLink, Inc.	85	2,466
VeriSign, Inc.*	17	1,470
Zayo Group Holdings, Inc.*	39	1,089
CDW Corp.	26	1,042
CommScope Holding Company, Inc.*	30	931
Frontier Communications Corp.	186	919
IAC/InterActiveCorp	13	732
AMC Networks, Inc. — Class A*	12	725
Match Group, Inc.*	41	618
EchoStar Corp. — Class A*	15	596
ViaSat, Inc.*	8	571
United States Cellular Corp.*	14	550
Tribune Media Co. — Class A	14	549
Starz — Class A*	16	479
Sinclair Broadcast Group, Inc. — Class A	15	448
Media General, Inc.*	20	344
Cogent Communications Holdings, Inc.	7	280
Gannett Company, Inc.	19	262

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 4.9% (continued)
Communications - 0.8% (continued)
West Corp.	13	$255
Nexstar Broadcasting Group, Inc. — Class A	5	238
Plantronics, Inc.	5	220
Consolidated Communications Holdings, Inc.	8	218
DigitalGlobe, Inc.*	10	214
NeuStar, Inc. — Class A*	9	212
Cincinnati Bell, Inc.*	33	151
MDC Partners, Inc. — Class A	8	146
Windstream Holdings, Inc.	15	139
Gray Television, Inc.*	11	119
EarthLink Holdings Corp.	17	109
Bankrate, Inc.*	14	105
General Communication, Inc. — Class A*	6	95
Total Communications		58,628
Energy - 0.7%
Petroleo Brasileiro S.A. ADR*	920	6,587
Continental Resources, Inc.*	60	2,715
Williams Companies, Inc.	117	2,530
Concho Resources, Inc.*	21	2,505
Energy Transfer Equity, LP	167	2,400
Cenovus Energy, Inc.	136	1,880
Cheniere Energy Partners, LP	54	1,619
ONEOK, Inc.	34	1,613
Tesoro Corp.	19	1,424
Newfield Exploration Co.*	32	1,414
Antero Resources Corp.*	48	1,247
Range Resources Corp.	27	1,165
Diamondback Energy, Inc.*	12	1,095
Equities Midstream Partners, LP	12	964
Murphy Oil Corp.	28	889
Weatherford International plc*	148	821
Tesoro Logistics, LP	16	792
Southwestern Energy Co.*	62	780
Energen Corp.	16	771
Transocean Ltd.	60	714
Boardwalk Pipeline Partners, LP	39	681
Genesis Energy, LP	17	652
Gulfport Energy Corp.*	20	625
DCP Midstream Partners, LP	18	621
QEP Resources, Inc.	34	599
NuStar Energy, LP	12	598
CONSOL Energy, Inc.	36	578
RSP Permian, Inc.*	16	558
Rice Energy, Inc.*	25	551
Sunoco, LP	18	538
Diamond Offshore Drilling, Inc.	22	535
Memorial Resource Development Corp.*	33	524
WPX Energy, Inc.*	54	503
Ensco plc — Class A	49	476
Chesapeake Energy Corp.*	109	467
Murphy USA, Inc.*	6	445
PDC Energy, Inc.*	7	403
Western Refining, Inc.	18	381
PBF Energy, Inc. — Class A	16	380
Laredo Petroleum, Inc.*	35	367
Whiting Petroleum Corp.*	39	361
Rowan Companies plc — Class A	20	353
Suburban Propane Partners, LP	10	334
NGL Energy Partners, LP	17	328
Carrizo Oil & Gas, Inc.*	9	323
Holly Energy Partners, LP	9	312
Matador Resources Co.*	15	297
SM Energy Co.	11	297
Oasis Petroleum, Inc.*	29	271
Forum Energy Technologies, Inc.*	15	260
Precision Drilling Corp.	46	244
TerraForm Power, Inc. — Class A*	22	239
Summit Midstream Partners, LP	10	229
SemGroup Corp. — Class A	7	228
Crestwood Equity Partners, LP	11	222
CVR Energy, Inc.	14	217
Western Refining Logistics, LP	8	210
Baytex Energy Corp.	34	197
Denbury Resources, Inc.	53	190
McDermott International, Inc.*	38	188
SEACOR Holdings, Inc.*	3	174
Rose Rock Midstream, LP	6	158
PBF Logistics, LP	6	138
Atwood Oceanics, Inc.	10	125
Unit Corp.*	8	124
Archrock Partners, LP	9	122
Eclipse Resources Corp.*	36	120
TerraForm Global, Inc. — Class A	29	95
SunCoke Energy Partners, LP	7	76
Sanchez Energy Corp.*	10	71
Bristow Group, Inc.	6	68
Calumet Specialty Products Partners, LP	12	59
Clayton Williams Energy, Inc.*	2	55
Bill Barrett Corp.*	8	51
Northern Oil and Gas, Inc.*	10	46
Ocean Rig UDW, Inc.*	13	32
Westmoreland Coal Co.*	3	29
Era Group, Inc.*	3	28
Memorial Production Partners, LP	13	25
Cloud Peak Energy, Inc.*	10	21
EV Energy Partners, LP	8	18
Legacy Reserves, LP	11	18
Approach Resources, Inc.*	7	15
Gulfmark Offshore, Inc. — Class A*	4	13
Basic Energy Services, Inc.*	7	12
Total Energy		51,400
Financial - 0.5%
Royal Bank of Scotland Group plc ADR*	920	4,324
Equinix, Inc.	11	4,266
Discover Financial Services	66	3,537
Iron Mountain, Inc.	41	1,633
Ally Financial, Inc.*	76	1,298

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 4.9% (continued)
Financial - 0.5% (continued)
Unum Group	38	$1,208
Icahn Enterprises, LP	22	1,188
AerCap Holdings N.V.*	31	1,041
CIT Group, Inc.	32	1,021
Lamar Advertising Co. — Class A	15	995
CyrusOne, Inc.	13	723
Communications Sales & Leasing, Inc.	24	694
Howard Hughes Corp.*	6	686
Realogy Holdings Corp.*	23	668
Corrections Corporation of America	19	665
Navient Corp.	52	622
Hanover Insurance Group, Inc.	7	592
Synovus Financial Corp.	20	580
Medical Properties Trust, Inc.	38	578
DuPont Fabros Technology, Inc.	12	570
Credit Acceptance Corp.*	3	555
First Niagara Financial Group, Inc.	57	555
American Capital Ltd.*	35	554
CoreLogic, Inc.*	14	538
Outfront Media, Inc.	22	532
BankUnited, Inc.	17	522
CNO Financial Group, Inc.	29	506
First Horizon National Corp.	36	496
Popular, Inc.	16	469
GEO Group, Inc.	12	410
Ryman Hospitality Properties, Inc.	8	405
QTS Realty Trust, Inc. — Class A	7	392
BGC Partners, Inc. — Class A	44	383
Radian Group, Inc.	35	365
Kennedy-Wilson Holdings, Inc.	18	341
Potlatch Corp.	7	239
Aircastle Ltd.	12	235
Sabra Health Care REIT, Inc.	11	227
Ladder Capital Corp. — Class A	17	207
Genworth Financial, Inc. — Class A*	78	201
KCG Holdings, Inc. — Class A*	14	186
Nationstar Mortgage Holdings, Inc.*	16	180
FelCor Lodging Trust, Inc.	22	137
PHH Corp.*	9	120
iStar, Inc.*	12	115
Forestar Group, Inc.*	7	83
Fly Leasing Ltd. ADR	5	50
Enova International, Inc.*	5	37
Ocwen Financial Corp.*	19	32
Walter Investment Management Corp.*	6	17
Total Financial		35,978
Industrial - 0.4%
SBA Communications Corp. — Class A*	20	2,159
TransDigm Group, Inc.*	8	2,109
Martin Marietta Materials, Inc.	10	1,920
Ball Corp.	23	1,664
Masco Corp.	53	1,640
Sealed Air Corp.	31	1,426
Huntington Ingalls Industries, Inc.	7	1,176
Crown Holdings, Inc.*	22	1,115
Allegion plc	15	1,041
Flextronics International Ltd.*	86	1,014
Owens Corning	19	980
Sensata Technologies Holding N.V.*	27	942
Orbital ATK, Inc.	9	766
AECOM*	24	762
Berry Plastics Group, Inc.*	19	738
USG Corp.*	24	647
Graphic Packaging Holding Co.	51	640
Jabil Circuit, Inc.	31	573
Oshkosh Corp.	12	573
Energizer Holdings, Inc.	10	515
Silgan Holdings, Inc.	10	515
Clean Harbors, Inc.*	9	469
Owens-Illinois, Inc.*	26	468
XPO Logistics, Inc.*	17	446
Trinity Industries, Inc.	24	447
Belden, Inc.	7	422
EnerSys	7	416
Zebra Technologies Corp. — Class A*	8	401
Louisiana-Pacific Corp.*	23	399
Summit Materials, Inc. — Class A*	18	368
Covanta Holding Corp.	21	345
Terex Corp.	17	345
Trinseo S.A.	8	343
Joy Global, Inc.	16	338
Greif, Inc. — Class A	9	335
Masonite International Corp.*	5	331
Moog, Inc. — Class A*	6	324
Sanmina Corp.*	12	322
Hillenbrand, Inc.	10	300
MasTec, Inc.*	13	290
Triumph Group, Inc.	8	284
Headwaters, Inc.*	12	215
Actuant Corp. — Class A	9	203
Builders FirstSource, Inc.*	18	203
NCI Building Systems, Inc.*	12	192
Multi-Color Corp.	3	190
Tutor Perini Corp.*	8	188
Aerojet Rocketdyne Holdings, Inc.*	10	183
Nortek, Inc.*	3	178
Ply Gem Holdings, Inc.*	11	160
Gibraltar Industries, Inc.*	5	158
Briggs & Stratton Corp.	7	148
Boise Cascade Co.*	6	138
EnPro Industries, Inc.	3	133
Manitowoc Company, Inc.	22	120
Griffon Corp.	7	118
Martin Midstream Partners, LP	5	115
SPX Corp.*	7	104
General Cable Corp.	8	102
Harsco Corp.	13	86

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 4.9% (continued)
Industrial - 0.4% (continued)
Teekay Corp.	12	$86
AEP Industries, Inc.	1	80
Park-Ohio Holdings Corp.	2	57
NN, Inc.	4	56
Hornbeck Offshore Services, Inc.*	6	50
LSB Industries, Inc.*	4	48
Kratos Defense & Security Solutions, Inc.*	9	37
Total Industrial		33,656
Technology - 0.3%
Activision Blizzard, Inc.	118	4,675
NXP Semiconductor N.V.*	56	4,387
Micron Technology, Inc.*	164	2,257
Western Digital Corp.	45	2,127
First Data Corp. — Class A*	144	1,594
IHS, Inc. — Class A*	11	1,272
MSCI, Inc. — Class A	15	1,157
Open Text Corp.	19	1,124
Qorvo, Inc.*	20	1,105
SS&C Technologies Holdings, Inc.	32	899
Nuance Communications, Inc.*	44	688
Brocade Communications Systems, Inc.	74	679
Microsemi Corp.*	18	588
Leidos Holdings, Inc.	12	574
NCR Corp.*	20	556
j2 Global, Inc.	8	505
Rackspace Hosting, Inc.*	20	417
ACI Worldwide, Inc.*	19	371
Entegris, Inc.*	22	319
Diebold, Inc.	11	273
Amkor Technology, Inc.*	38	219
Unisys Corp.*	8	58
Magnachip Semiconductor Corp.*	5	28
Total Technology		25,872
Basic Materials - 0.3%
ArcelorMittal*	477	2,222
Freeport-McMoRan, Inc.	185	2,061
Alcoa, Inc.	202	1,873
Celanese Corp. — Class A	23	1,505
Teck Resources Ltd. — Class B	88	1,159
Ashland, Inc.	10	1,147
Kinross Gold Corp.*	194	948
Steel Dynamics, Inc.	38	931
WR Grace & Co.	11	805
Olin Corp.	26	646
Huntsman Corp.	38	511
Eldorado Gold Corp.	110	495
PolyOne Corp.	13	458
Univar, Inc.*	22	416
Methanex Corp.	14	407
Compass Minerals International, Inc.	5	371
Axiall Corp.	11	359
New Gold, Inc.*	78	342
Platform Specialty Products Corp.*	36	320
Commercial Metals Co.	18	304
Hecla Mining Co.	58	296
Kaiser Aluminum Corp.	3	271
Chemtura Corp.*	10	264
Coeur Mining, Inc.*	24	256
IAMGOLD Corp.*	61	253
Chemours Co.	28	231
Neenah Paper, Inc.	3	217
Allegheny Technologies, Inc.	17	217
Clearwater Paper Corp.*	3	196
AK Steel Holding Corp.*	35	163
Cliffs Natural Resources, Inc.*	28	159
PH Glatfelter Co.	7	137
A. Schulman, Inc.	5	122
Koppers Holdings, Inc.*	3	92
Ryerson Holding Corp.*	5	88
Tronox Ltd. — Class A	19	84
Century Aluminum Co.*	13	82
Mercer International, Inc.	10	80
Constellium N.V. — Class A*	16	75
Resolute Forest Products, Inc.*	14	74
Total Basic Materials		20,637
Utilities - 0.1%
FirstEnergy Corp.	68	2,373
AES Corp.	106	1,323
Calpine Corp.*	59	870
NRG Energy, Inc.	51	764
AmeriGas Partners, LP	15	701
NRG Yield, Inc. — Class A	30	457
NRG Yield, Inc. — Class C	29	452
Dynegy, Inc.*	20	345
Talen Energy Corp.*	20	271
Global Partners, LP	5	69
Total Utilities		7,625
Diversified - 0.0%
Leucadia National Corp.	57	988
HRG Group, Inc.*	32	439
Total Diversified		1,427
Total Common Stocks
(Cost $316,044)		378,922

EXCHANGE-TRADED FUNDS† - 0.8%
iShares iBoxx $ High Yield Corporate Bond ETF	700	59,283
Total Exchange-Traded Funds
(Cost $60,823)		59,283

MUTUAL FUNDS† - 69.2%
Guggenheim Strategy Fund II1	107,389	2,664,315
Guggenheim Strategy Fund I1	106,423	2,650,993
Total Mutual Funds
(Cost $5,322,762)		5,315,308

Event Driven and Distressed Strategies Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 21.2%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$878,795	$878,795
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	747,125	747,125
Total Repurchase Agreements
(Cost $1,625,920)		1,625,920
Total Investments - 96.1%
(Cost $7,325,549)		$7,379,433
Other Assets & Liabilities, net - 3.9%		299,969
Total Net Assets - 100.0%		$7,679,402

	Contracts	Unrealized Gain (Loss)
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $3,298,430)	27	$58,900

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $573,900)	5	$(13,334)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION SOLD††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.26 Index	Goldman Sachs International	ICE	5.00%	06/20/21	$2,000,000	$(2,064,000)	$21,015	$42,985
CDX.NA.HY.26 Index	Barclays Bank plc	ICE	5.00%	06/20/21	2,100,000	(2,167,200)	40,814	26,386
							$61,829	$69,371

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust ICE ─ Intercontinental Exchange CDX.NA.HY.26 Index ─ Credit Default Swap High Yield Series 26 Index

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$378,922	$—	$—	$—	$—	$378,922
Credit Default Swap Agreements	—	—	—	69,371	—	69,371
Exchange-Traded Funds	59,283	—	—	—	—	59,283
Interest Rate Futures Contracts	—	58,900	—	—	—	58,900
Mutual Funds	5,315,308	—	—	—	—	5,315,308
Repurchase Agreements	—	—	1,625,920	—	—	1,625,920
Total	$5,753,513	$58,900	$1,625,920	$69,371	$—	$7,507,704

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$13,334	$—	$—	$—	$13,334

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
REITs - 33.9%
Simon Property Group, Inc.	1,209	$262,231
Public Storage	836	213,674
American Tower Corp. — Class A	1,853	210,518
Crown Castle International Corp.	1,747	177,198
Equinix, Inc.	425	164,785
Welltower, Inc.	2,131	162,318
AvalonBay Communities, Inc.	879	158,563
Ventas, Inc.	2,140	155,835
Equity Residential	2,250	154,980
General Growth Properties, Inc.	5,177	154,378
Prologis, Inc.	3,141	154,035
Boston Properties, Inc.	1,112	146,673
Weyerhaeuser Co.	4,873	145,069
Vornado Realty Trust	1,385	138,666
Digital Realty Trust, Inc.	1,250	136,238
Realty Income Corp.	1,831	126,999
Essex Property Trust, Inc.	544	124,081
HCP, Inc.	3,399	120,257
Macerich Co.	1,358	115,960
Extra Space Storage, Inc.	1,199	110,956
Kimco Realty Corp.	3,520	110,458
SL Green Realty Corp.	1,033	109,984
Federal Realty Investment Trust	662	109,594
Host Hotels & Resorts, Inc.	6,261	101,491
Iron Mountain, Inc.	2,546	101,407
UDR, Inc.	2,671	98,613
Regency Centers Corp.	1,107	92,689
Duke Realty Corp.	3,395	90,511
Mid-America Apartment Communities, Inc.	847	90,121
Annaly Capital Management, Inc.	8,101	89,678
National Retail Properties, Inc.	1,731	89,527
Alexandria Real Estate Equities, Inc.	860	89,027
Camden Property Trust	1,006	88,951
Brixmor Property Group, Inc.	3,307	87,503
WP Carey, Inc.	1,239	86,011
American Campus Communities, Inc.	1,626	85,967
Equity LifeStyle Properties, Inc.	1,059	84,773
VEREIT, Inc.	8,343	84,598
Lamar Advertising Co. — Class A	1,246	82,610
Kilroy Realty Corp.	1,209	80,145
Omega Healthcare Investors, Inc.	2,339	79,409
Apartment Investment & Management Co. — Class A	1,778	78,516
DDR Corp.	4,250	77,095
American Capital Agency Corp.	3,867	76,644
Forest City Realty Trust, Inc. — Class A	3,355	74,850
Spirit Realty Capital, Inc.	5,843	74,615
Highwoods Properties, Inc.	1,412	74,554
EPR Properties	917	73,984
Weingarten Realty Investors	1,800	73,476
CubeSmart	2,357	72,784
Douglas Emmett, Inc.	2,047	72,709
Liberty Property Trust	1,811	71,933
Sun Communities, Inc.	935	71,658
Sovran Self Storage, Inc.	669	70,191
CyrusOne, Inc.	1,241	69,074
Taubman Centers, Inc.	923	68,487
Equity One, Inc.	2,124	68,350
Starwood Property Trust, Inc.	3,292	68,210
DCT Industrial Trust, Inc.	1,408	67,640
Senior Housing Properties Trust	3,231	67,302
STORE Capital Corp.	2,274	66,969
Hospitality Properties Trust	2,306	66,413
Healthcare Trust of America, Inc. — Class A	2,030	65,650
Tanger Factory Outlet Centers, Inc.	1,589	63,846
Healthcare Realty Trust, Inc.	1,757	61,477
Corrections Corporation of America	1,732	60,655
DuPont Fabros Technology, Inc.	1,251	59,473
Equity Commonwealth*	2,034	59,250
Post Properties, Inc.	945	57,692
Medical Properties Trust, Inc.	3,776	57,433
Rayonier, Inc.	2,173	57,020
Education Realty Trust, Inc.	1,221	56,337
First Industrial Realty Trust, Inc.	2,024	56,308
Brandywine Realty Trust	3,273	54,986
New Residential Investment Corp. REIT	3,898	53,948
Physicians Realty Trust	2,504	52,609
Corporate Office Properties Trust	1,727	51,067
Two Harbors Investment Corp.	5,912	50,607
LaSalle Hotel Properties	2,117	49,919
RLJ Lodging Trust	2,325	49,871
Mack-Cali Realty Corp.	1,818	49,086
Sunstone Hotel Investors, Inc.	4,019	48,509
WP GLIMCHER, Inc.	3,920	43,865
Pebblebrook Hotel Trust	1,645	43,181
NorthStar Realty Finance Corp.	3,699	42,280
DiamondRock Hospitality Co.	4,252	38,396
Total REITs		7,855,400
Banks - 25.6%
JPMorgan Chase & Co.	7,244	450,141
Wells Fargo & Co.	9,219	436,336
Citigroup, Inc.	7,353	311,694
Goldman Sachs Group, Inc.	1,735	257,786
U.S. Bancorp	6,121	246,860
Bank of America Corp.	15,202	201,731
Morgan Stanley	7,764	201,709
PNC Financial Services Group, Inc.	2,416	196,638
Bank of New York Mellon Corp.	4,898	190,287
Capital One Financial Corp.	2,855	181,321
BB&T Corp.	4,493	159,996
State Street Corp.	2,598	140,084
M&T Bank Corp.	1,180	139,511
SunTrust Banks, Inc.	3,323	136,509
Northern Trust Corp.	1,829	121,190
Credicorp Ltd.	719	110,962

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Banks - 25.6% (continued)
Fifth Third Bancorp	6,218	$109,375
Royal Bank of Canada	1,848	109,198
Toronto-Dominion Bank	2,483	106,595
HSBC Holdings plc ADR	3,385	105,984
HDFC Bank Ltd. ADR	1,579	104,767
First Republic Bank	1,487	104,075
Bank of Montreal	1,610	102,058
Bank of Nova Scotia	1,971	96,599
Citizens Financial Group, Inc.	4,827	96,443
Regions Financial Corp.	10,595	90,163
Deutsche Bank AG*	6,498	89,218
Itau Unibanco Holding S.A. ADR	9,014	85,092
KeyCorp	7,642	84,444
Signature Bank*	663	82,822
Comerica, Inc.	1,926	79,216
Huntington Bancshares, Inc.	8,343	74,586
Banco Bradesco S.A. ADR	9,402	73,430
PacWest Bancorp	1,792	71,286
SVB Financial Group*	744	70,799
Zions Bancorporation	2,762	69,409
ICICI Bank Ltd. ADR	9,559	68,634
East West Bancorp, Inc.	1,990	68,018
Cullen/Frost Bankers, Inc.	1,019	64,941
PrivateBancorp, Inc. — Class A	1,458	64,196
Prosperity Bancshares, Inc.	1,211	61,749
Synovus Financial Corp.	2,047	59,343
Bank of the Ozarks, Inc.	1,579	59,244
Webster Financial Corp.	1,624	55,135
Umpqua Holdings Corp.	3,547	54,872
First Horizon National Corp.	3,913	53,921
Texas Capital Bancshares, Inc.*	1,019	47,648
Total Banks		5,946,015
Insurance – 21.9%
Berkshire Hathaway, Inc. — Class B*	3,907	565,695
American International Group, Inc.	4,306	227,744
Chubb Ltd.	1,565	204,561
MetLife, Inc.	4,818	191,901
Travelers Companies, Inc.	1,612	191,893
Marsh & McLennan Companies, Inc.	2,750	188,264
Prudential Financial, Inc.	2,458	175,354
Aflac, Inc.	2,393	172,679
Allstate Corp.	2,323	162,494
Aon plc	1,411	154,124
Progressive Corp.	4,030	135,005
Hartford Financial Services Group, Inc.	2,928	129,945
XL Group plc — Class A	3,854	128,377
Everest Re Group Ltd.	684	124,946
Willis Towers Watson plc	993	123,440
Markel Corp.*	125	119,098
Loews Corp.	2,847	116,983
Cincinnati Financial Corp.	1,537	115,106
RenaissanceRe Holdings Ltd.	935	109,806
Arch Capital Group Ltd.*	1,511	108,792
Principal Financial Group, Inc.	2,559	105,200
Axis Capital Holdings Ltd.	1,880	103,400
Endurance Specialty Holdings Ltd.	1,478	99,262
Alleghany Corp.*	175	96,177
Assured Guaranty Ltd.	3,649	92,575
Lincoln National Corp.	2,364	91,652
Manulife Financial Corp.	6,577	89,908
WR Berkley Corp.	1,482	88,801
Torchmark Corp.	1,416	87,537
Arthur J Gallagher & Co.	1,832	87,203
Unum Group	2,620	83,290
American Financial Group, Inc.	1,108	81,914
Reinsurance Group of America, Inc. — Class A	832	80,696
Assurant, Inc.	852	73,536
Brown & Brown, Inc.	1,944	72,842
Old Republic International Corp.	3,557	68,615
First American Financial Corp.	1,669	67,127
Voya Financial, Inc.	2,664	65,961
Radian Group, Inc.	4,404	45,890
MGIC Investment Corp.*	6,823	40,597
Genworth Financial, Inc. — Class A*	7,528	19,422
Total Insurance		5,087,812
Diversified Financial Services - 12.3%
BlackRock, Inc. — Class A	706	241,825
American Express Co.	3,707	225,238
Intercontinental Exchange, Inc.	686	175,588
CME Group, Inc. — Class A	1,749	170,353
Charles Schwab Corp.	6,353	160,794
Discover Financial Services	2,811	150,641
Synchrony Financial*	5,761	145,638
Franklin Resources, Inc.	3,952	131,878
T. Rowe Price Group, Inc.	1,733	126,457
Ameriprise Financial, Inc.	1,335	119,950
TD Ameritrade Holding Corp.	3,973	113,131
Nasdaq, Inc.	1,605	103,795
Invesco Ltd.	3,675	93,860
Ally Financial, Inc.*	5,191	88,610
SEI Investments Co.	1,833	88,186
Affiliated Managers Group, Inc.*	619	87,137
Raymond James Financial, Inc.	1,663	81,986
CIT Group, Inc.	2,525	80,573
E*TRADE Financial Corp.*	3,179	74,675
CBOE Holdings, Inc.	1,116	74,348
Eaton Vance Corp.	1,805	63,789
Navient Corp.	5,034	60,156
Legg Mason, Inc.	1,870	55,146
Janus Capital Group, Inc.	3,356	46,716
SLM Corp.*	7,443	45,998
WisdomTree Investments, Inc.	3,380	33,090
LendingClub Corp.*	4,352	18,714
Total Diversified Financial Services		2,858,272
Commercial Services - 1.8%
S&P Global, Inc.	1,571	168,506
Moody's Corp.	1,427	133,724
MarketAxess Holdings, Inc.	513	74,590
LendingTree, Inc.*	424	37,452

Financial Services Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Commercial Services - 1.8% (continued)
Brookfield Business Partners, LP*	40	$767
Total Commercial Services		415,039
Real Estate - 1.3%
Brookfield Asset Management, Inc. — Class A	2,963	97,986
CBRE Group, Inc. — Class A*	3,282	86,908
Realogy Holdings Corp.*	2,174	63,089
Jones Lang LaSalle, Inc.	643	62,660
Total Real Estate		310,643
Savings & Loans - 1.1%
New York Community Bancorp, Inc.	5,418	81,217
People's United Financial, Inc.	4,279	62,730
First Niagara Financial Group, Inc.	5,652	55,050
Investors Bancorp, Inc.	4,967	55,034
Total Savings & Loans		254,031
Software - 0.4%
MSCI, Inc. — Class A	1,150	88,688
Media - 0.4%
FactSet Research Systems, Inc.	507	81,840
Entertainment - 0.3%
Gaming and Leisure Properties, Inc.	2,344	80,821
Holding Companies-Diversified - 0.3%
Leucadia National Corp.	4,403	76,304
Investment Companies - 0.2%
American Capital Ltd.*	3,000	47,490
Total Common Stocks
(Cost $18,183,094)		23,102,355

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.1%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$32,687	32,687
Total Repurchase Agreements
(Cost $32,687)		32,687
Total Investments - 99.6%
(Cost $18,215,781)		$23,135,042
Other Assets & Liabilities, net - 0.4%		82,228
Total Net Assets - 100.0%		$23,217,270

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$23,102,355	$—	$—	$23,102,355
Repurchase Agreements	—	32,687	—	32,687
Total	$23,102,355	$32,687	$—	$23,135,042

For the period ended June 30, 2016, there were no transfers between levels.

Government Long Bond 1.2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
MUTUAL FUNDS† - 9.4%
Guggenheim Strategy Fund I1	298,306	$7,430,809
Guggenheim Strategy Fund II1	299,401	7,428,131
Total Mutual Funds
(Cost $14,832,779)		14,858,940

	Face Amount
U.S. GOVERNMENT SECURITIES†† - 80.3%
U.S. Treasury Bond
2.50% due 05/15/46	$121,100,000	126,379,203
Total U.S. Treasury Bond		126,379,203
Total U.S. Government Securities
(Cost $119,351,935)		126,379,203

U.S. TREASURY BILLS† - 0.3%
U.S. Treasury Bill
0.00% due 07/14/16[2]	500,000	499,978
Total U.S. Treasury Bills
(Cost $499,961)		499,978

REPURCHASE AGREEMENTS††,3 - 11.8%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	10,047,790	10,047,790
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	8,542,329	8,542,329
Total Repurchase Agreements
(Cost $18,590,119)		18,590,119
Total Investments - 101.8%
(Cost $153,274,794)		$160,328,240
Other Assets & Liabilities, net - (1.8)%		(2,827,832)
Total Net Assets - 100.0%		$157,500,408

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $72,633,594)	389	$4,271,955

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Zero coupon rate security.
[3]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Interest Rate Futures Contracts	$—	$4,271,955	$—	$—	$4,271,955
Mutual Funds	14,858,940	—	—	—	14,858,940
Repurchase Agreements	—	—	18,590,119	—	18,590,119
U.S. Government Securities	—	—	126,379,203	—	126,379,203
U.S. Treasury Bills	—	—	499,978	—	499,978
Total	$14,858,940	$4,271,955	$145,469,300	$—	$164,600,195

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Pharmaceuticals - 36.2%
Johnson & Johnson	11,676	$1,416,299
Pfizer, Inc.	31,887	1,122,741
Merck & Company, Inc.	16,470	948,837
Bristol-Myers Squibb Co.	11,656	857,299
AbbVie, Inc.	12,339	763,907
Allergan plc*	3,199	739,257
Eli Lilly & Co.	9,245	728,044
Shire plc ADR	3,277	603,292
Express Scripts Holding Co.*	7,026	532,571
McKesson Corp.	2,777	518,327
Teva Pharmaceutical Industries Ltd. ADR	7,927	398,173
Cardinal Health, Inc.	5,032	392,546
Zoetis, Inc.	7,740	367,340
Mylan N.V.*	8,062	348,601
AmerisourceBergen Corp. — Class A	4,050	321,246
Novartis AG ADR	3,671	302,894
Jazz Pharmaceuticals plc*	2,100	296,751
GlaxoSmithKline plc ADR	6,817	295,449
AstraZeneca plc ADR	9,626	290,609
Alkermes plc*	6,558	283,437
Novo Nordisk A/S ADR	4,890	262,984
Quintiles Transnational Holdings, Inc.*	3,339	218,103
DexCom, Inc.*	2,610	207,051
Mallinckrodt plc*	3,374	205,072
Valeant Pharmaceuticals International, Inc.*	9,704	195,439
VCA, Inc.*	2,665	180,181
OPKO Health, Inc.*	18,537	173,136
Neurocrine Biosciences, Inc.*	3,390	154,076
Akorn, Inc.*	4,865	138,580
Prestige Brands Holdings, Inc.*	2,440	135,176
ACADIA Pharmaceuticals, Inc.*	4,105	133,248
Catalent, Inc.*	5,764	132,514
Horizon Pharma plc*	7,350	121,055
Owens & Minor, Inc.	3,230	120,737
Impax Laboratories, Inc.*	3,630	104,617
Radius Health, Inc.*	2,660	97,755
Agios Pharmaceuticals, Inc.*	2,170	90,912
Pacira Pharmaceuticals, Inc.*	2,490	83,988
Depomed, Inc.*	4,240	83,189
Sarepta Therapeutics, Inc.*	4,160	79,331
Relypsa, Inc.*	3,790	70,115
Total Pharmaceuticals		14,514,879
Healthcare-Products - 23.4%
Abbott Laboratories	15,175	596,530
Thermo Fisher Scientific, Inc.	3,999	590,892
Medtronic plc	6,627	575,024
Stryker Corp.	4,350	521,260
Becton Dickinson and Co.	2,769	469,595
Boston Scientific Corp.*	18,636	435,523
Zimmer Biomet Holdings, Inc.	3,221	387,744
Baxter International, Inc.	8,507	384,687
Edwards Lifesciences Corp.*	3,678	366,807
St. Jude Medical, Inc.	4,638	361,764
Intuitive Surgical, Inc.*	538	355,839
CR Bard, Inc.	1,478	347,566
Henry Schein, Inc.*	1,650	291,720
DENTSPLY SIRONA, Inc.	4,674	289,975
STERIS plc	4,080	280,500
LivaNova plc*	4,971	249,693
Hologic, Inc.*	6,930	239,778
ResMed, Inc.	3,732	235,974
IDEXX Laboratories, Inc.*	2,464	228,807
Varian Medical Systems, Inc.*	2,687	220,952
Cooper Companies, Inc.	1,190	204,168
Align Technology, Inc.*	2,454	197,670
Teleflex, Inc.	1,080	191,495
West Pharmaceutical Services, Inc.	2,440	185,147
Patterson Companies, Inc.	3,647	174,655
ABIOMED, Inc.*	1,560	170,492
Bio-Techne Corp.	1,370	154,495
Alere, Inc.*	3,500	145,880
Bruker Corp.	6,270	142,580
Hill-Rom Holdings, Inc.	2,700	136,215
NuVasive, Inc.*	2,280	136,162
Cepheid*	3,687	113,375
Total Healthcare-Products		9,382,964
Biotechnology - 18.2%
Amgen, Inc.	5,340	812,481
Gilead Sciences, Inc.	9,637	803,919
Celgene Corp.*	6,732	663,977
Biogen, Inc.*	2,348	567,793
Regeneron Pharmaceuticals, Inc.*	1,154	403,011
Alexion Pharmaceuticals, Inc.*	3,324	388,110
Illumina, Inc.*	2,574	361,338
Vertex Pharmaceuticals, Inc.*	3,985	342,790
Incyte Corp.*	3,697	295,686
BioMarin Pharmaceutical, Inc.*	3,462	269,344
Medivation, Inc.*	4,016	242,165
Seattle Genetics, Inc.*	4,577	184,957
Alnylam Pharmaceuticals, Inc.*	3,055	169,522
United Therapeutics Corp.*	1,566	165,871
Intercept Pharmaceuticals, Inc.*	1,100	156,948
Charles River Laboratories International, Inc.*	1,815	149,629
Juno Therapeutics, Inc.*	3,700	142,228
Ligand Pharmaceuticals, Inc. — Class B*	1,090	130,004
Intrexon Corp.*	5,170	127,234
Kite Pharma, Inc.*	2,370	118,500
Medicines Co.*	3,475	116,864
Myriad Genetics, Inc.*	3,650	111,690
Novavax, Inc.*	14,815	107,705
Bluebird Bio, Inc.*	2,350	101,732
Ultragenyx Pharmaceutical, Inc.*	1,940	94,885
ARIAD Pharmaceuticals, Inc.*	11,805	87,239
Acorda Therapeutics, Inc.*	3,320	84,677
AMAG Pharmaceuticals, Inc.*	2,800	66,976
Total Biotechnology		7,267,275
Healthcare-Services - 15.5%
UnitedHealth Group, Inc.	6,285	887,442
Aetna, Inc.	4,079	498,168

Health Care Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Healthcare-Services - 15.5% (continued)
Anthem, Inc.	3,444	$452,335
Cigna Corp.	3,450	441,566
HCA Holdings, Inc.*	5,424	417,701
Humana, Inc.	2,182	392,498
DaVita HealthCare Partners, Inc.*	3,981	307,811
Laboratory Corporation of America Holdings*	2,212	288,157
Centene Corp.*	3,867	275,988
Universal Health Services, Inc. — Class B	2,056	275,710
Quest Diagnostics, Inc.	3,314	269,793
MEDNAX, Inc.*	2,836	205,411
Envision Healthcare Holdings, Inc.*	6,670	169,218
Acadia Healthcare Company, Inc.*	3,030	167,862
WellCare Health Plans, Inc.*	1,540	165,211
Amsurg Corp. — Class A*	2,000	155,080
HealthSouth Corp.	3,710	144,022
Molina Healthcare, Inc.*	2,576	128,542
Tenet Healthcare Corp.*	4,640	128,250
LifePoint Health, Inc.*	1,961	128,191
Brookdale Senior Living, Inc. — Class A*	8,251	127,395
Community Health Systems, Inc.*	7,185	86,579
Kindred Healthcare, Inc.	6,686	75,485
Total Healthcare-Services		6,188,415
Software - 3.0%
Cerner Corp.*	6,066	355,467
IMS Health Holdings, Inc.*	8,830	223,929
athenahealth, Inc.*	1,420	195,974
Veeva Systems, Inc. — Class A*	4,800	163,776
Medidata Solutions, Inc.*	2,810	131,705
Allscripts Healthcare Solutions, Inc.*	9,330	118,491
Total Software		1,189,342
Electronics - 2.5%
Agilent Technologies, Inc.	6,433	285,368
Waters Corp.*	1,857	261,187
Mettler-Toledo International, Inc.*	700	255,444
PerkinElmer, Inc.	3,592	188,293
Total Electronics		990,292
Commercial Services - 0.7%
PAREXEL International Corp.*	2,350	147,768
Team Health Holdings, Inc.*	3,218	130,876
Total Commercial Services		278,644
Total Common Stocks
(Cost $23,696,327)		39,811,811

RIGHTS††† - 0.0%
Dyax Corp.
Expires 01/25/17	5,700	–
Total Rights
(Cost $–)		–

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$121,090	121,090
Total Repurchase Agreements
(Cost $121,090)		121,090
Total Investments - 99.8%
(Cost $23,817,417)		$39,932,901
Other Assets & Liabilities, net - 0.2%		65,630
Total Net Assets - 100.0%		$39,998,531

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$39,811,811	$—	$—	$39,811,811
Repurchase Agreements	—	121,090	—	121,090
Rights	—	—	—	—
Total	$39,811,811	$121,090	$—	$39,932,901

For the period ended June 30, 2016, there were no transfers between levels.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
MUTUAL FUNDS† - 9.0%
Guggenheim Strategy Fund I1	482,750	$12,025,293
Guggenheim Strategy Fund II1	377,981	9,377,707
Guggenheim Strategy Fund III[1]	201,572	4,996,968
Total Mutual Funds
(Cost $26,345,923)		26,399,968

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 46.7%
Fannie Mae[2]
0.16% due 07/05/16	$80,000,000	79,998,222
0.10% due 07/01/16	2,000,000	2,000,000
Total Fannie Mae		81,998,222
Federal Home Loan Bank[3]
0.32% due 08/26/16	25,000,000	24,987,244
0.37% due 09/19/16	15,000,000	14,990,670
0.35% due 09/13/16	10,000,000	9,994,240
Total Federal Home Loan Bank		49,972,154
Farmer Mac[3]
0.26% due 07/05/16	4,400,000	4,399,873
Total Federal Agency Discount Notes
(Cost $136,365,479)		136,370,249

FEDERAL AGENCY NOTES†† - 30.4%
Federal Farm Credit Bank[3]
0.52% due 08/12/16[4]	70,300,000	70,306,538
Fannie Mae[2]
0.73% due 10/03/16[4]	15,500,000	15,512,834
Federal Home Loan Bank[3]
0.63% due 05/17/18[4]	3,000,000	2,999,439
Total Federal Agency Notes
(Cost $88,828,100)		88,818,811

U.S. Treasury BillS†† - 4.8%
U.S. Treasury Bill
0.00% due 07/14/16[5]	14,000,000	13,999,370
Total U.S. Treasury Bills
(Cost $13,998,913)		13,999,370

REPURCHASE AGREEMENTS††,6 - 43.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	62,820,532	62,820,532
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	53,408,123	53,408,123
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[7]	11,061,265	11,061,265
Total Repurchase Agreements
(Cost $127,289,920)		127,289,920
Total Investments - 134.4%
(Cost $392,828,335)		$392,878,318
Other Assets & Liabilities, net - (34.4)%		(100,516,617)
Total Net Assets - 100.0%		$292,361,701

	Contracts	Unrealized Gain
INTEREST RATE FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $182,757,438)	1,496	$2,171,657

Units
OTC EQUITY SWAP AGREEMENTS††
Goldman Sachs International August 2016 iShares iBoxx High Yield Corporate Bond ETF Swap 0.46%[8], Terminating 08/01/16 (Notional Value $75,540,516)	891,965	$2,381,630

CENTRALLY CLEARED CREDIT DEFAULT SWAPS PROTECTION SOLD††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Paid	Unrealized Appreciation
CDX.NA.HY.26 Index	Goldman Sachs International	ICE	5.00%	06/20/21	$64,800,000	$(66,873,600)	$1,823,020	$250,580
CDX.NA.HY.26 Index	Barclays Bank plc	ICE	5.00%	06/20/21	$147,600,000	$(152,323,200)	2,787,197	1,936,003
							$4,610,217	$2,186,583

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.

High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

[7]	All or a portion of this security is pledged as equity swap agreement collateral at June 30, 2016.
[8]	Total Return based on iShares iBoxx High Yield Corporate Bond ETF +/- financing at a variable rate. Rate indicated is rate effective June 30, 2016.
plc — Public Limited Company CDX.NA.HY.26 Index — Credit Default Swap North American High Yield Series 26 Index ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swap Agreements	$—	$—	$—	$2,186,583	$—	$2,186,583
Equity Swap Agreements	—	—	—	2,381,630	—	2,381,630
Federal Agency Discount Notes	—	—	136,370,249	—	—	136,370,249
Federal Agency Notes	—	—	88,818,811	—	—	88,818,811
Interest Rate Futures Contracts	—	2,171,657	—	—	—	2,171,657
Mutual Funds	26,399,968	—	—	—	—	26,399,968
Repurchase Agreements	—	—	127,289,920	—	—	127,289,920
U.S. Treasury Bills	—	—	13,999,370	—	—	13,999,370
Total	$26,399,968	$2,171,657	$366,478,350	$4,568,213	$—	$399,618,188

* Other financial instruments include futures contracts and credit default swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.2%
Internet - 51.7%
Alphabet, Inc. — Class A*	1,399	$984,239
Amazon.com, Inc.*	1,170	837,274
Facebook, Inc. — Class A*	7,158	818,016
Alibaba Group Holding Ltd. ADR*	4,420	351,523
Priceline Group, Inc.*	268	334,573
Netflix, Inc.*	3,026	276,818
Yahoo!, Inc.*	7,138	268,103
Baidu, Inc. ADR*	1,461	241,284
eBay, Inc.*	9,949	232,906
LinkedIn Corp. — Class A*	1,196	226,343
JD.com, Inc. ADR*	9,799	208,033
Expedia, Inc.	1,705	181,241
Symantec Corp.	7,632	156,761
Twitter, Inc.*	9,179	155,217
Ctrip.com International Ltd. ADR*	3,464	142,717
TripAdvisor, Inc.*	2,182	140,303
VeriSign, Inc.*	1,597	138,077
F5 Networks, Inc.*	1,078	122,720
Zillow Group, Inc. — Class A*	3,268	119,772
Zillow Group, Inc. — Class C*	3,285	119,180
Vipshop Holdings Ltd. ADR*	10,395	116,112
Qihoo 360 Technology Company Ltd. ADR*	1,542	112,643
Liberty Ventures*	2,826	104,760
MercadoLibre, Inc.	740	104,096
58.com, Inc. ADR*	2,223	102,013
SINA Corp.*	1,913	99,227
GoDaddy, Inc. — Class A*	3,180	99,184
IAC/InterActiveCorp	1,737	97,793
Yandex N.V. — Class A*	4,283	93,584
Weibo Corp. ADR*	3,250	92,333
Bitauto Holdings Ltd. ADR*	3,277	88,348
SouFun Holdings Ltd. ADR*	16,642	83,709
Sohu.com, Inc.*	2,201	83,330
Wayfair, Inc. — Class A*	2,104	82,056
YY, Inc. ADR*	2,391	80,983
Pandora Media, Inc.*	6,310	78,560
GrubHub, Inc.*	2,415	75,034
Yelp, Inc. — Class A*	2,408	73,107
WebMD Health Corp. — Class A*	1,126	65,432
Autohome, Inc. ADR*	3,253	65,418
Groupon, Inc. — Class A*	18,482	60,067
Cogent Communications Holdings, Inc.	1,465	58,688
Shutterfly, Inc.*	1,217	56,724
Shutterstock, Inc.*	1,228	56,242
Stamps.com, Inc.*	628	54,900
comScore, Inc.*	1,908	45,563
Total Internet		8,185,006
Telecommunications - 14.4%
Cisco Systems, Inc.	18,866	541,266
Motorola Solutions, Inc.	2,286	150,808
Palo Alto Networks, Inc.*	1,196	146,677
Juniper Networks, Inc.	5,888	132,421
Polycom, Inc.*	10,755	120,994
CommScope Holding Company, Inc.*	3,460	107,364
Nokia Oyj ADR	18,630	106,005
Telefonaktiebolaget LM Ericsson ADR	11,726	90,056
Arista Networks, Inc.*	1,382	88,973
ARRIS International plc*	4,103	85,999
ViaSat, Inc.*	1,196	85,394
Ubiquiti Networks, Inc.*	2,081	80,451
Ciena Corp.*	3,690	69,188
Gogo, Inc.*	8,123	68,152
InterDigital, Inc.	1,101	61,304
Finisar Corp.*	3,487	61,057
LogMeIn, Inc.*	909	57,658
NETGEAR, Inc.*	1,184	56,287
Infinera Corp.*	4,840	54,595
Plantronics, Inc.	1,234	54,296
Viavi Solutions, Inc.*	8,170	54,167
Total Telecommunications		2,273,112
Software - 11.9%
salesforce.com, Inc.*	4,125	327,567
Intuit, Inc.	2,227	248,555
NetEase, Inc. ADR	835	161,339
Red Hat, Inc.*	2,188	158,849
Citrix Systems, Inc.*	1,964	157,297
Akamai Technologies, Inc.*	2,560	143,181
Check Point Software Technologies Ltd.*	1,506	119,998
NetSuite, Inc.*	1,468	106,870
Veeva Systems, Inc. — Class A*	2,850	97,242
j2 Global, Inc.	1,230	77,699
Demandware, Inc.*	1,021	76,473
Rackspace Hosting, Inc.*	3,449	71,946
Allscripts Healthcare Solutions, Inc.*	5,531	70,244
Cornerstone OnDemand, Inc.*	1,640	62,418
Total Software		1,879,678
Diversified Financial Services - 4.5%
Charles Schwab Corp.	9,757	246,950
TD Ameritrade Holding Corp.	6,060	172,559
E*TRADE Financial Corp.*	4,857	114,091
LendingClub Corp.*	24,255	104,297
BGC Partners, Inc. — Class A	7,926	69,035
Total Diversified Financial Services		706,932
Semiconductors - 3.9%
QUALCOMM, Inc.	7,478	400,596
Broadcom Ltd.	1,434	222,844
Total Semiconductors		623,440
Commercial Services - 3.8%
PayPal Holdings, Inc.*	8,168	298,213
CoStar Group, Inc.*	562	122,887
Live Nation Entertainment, Inc.*	4,180	98,230
Cimpress N.V.*	920	85,082
Total Commercial Services		604,412
Media - 2.2%
Time Warner, Inc.	4,691	344,976
Computers - 1.5%
Brocade Communications Systems, Inc.	10,177	93,420

Internet Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.2% (continued)
Computers - 1.5% (continued)
BlackBerry Ltd.*	12,571	$84,351
NetScout Systems, Inc.*	2,881	64,102
Total Computers		241,873
REITs - 1.5%
Equinix, Inc.	602	233,413
Retail - 1.0%
Liberty Interactive Corporation QVC Group — Class A*	6,293	159,654
Leisure Time - 0.9%
Qunar Cayman Islands Ltd. ADR*	2,973	88,565
Liberty TripAdvisor Holdings, Inc. — Class A*	2,670	58,420
Total Leisure Time		146,985
Aerospace & Defense - 0.9%
Harris Corp.	1,752	146,187
Total Common Stocks
(Cost $9,642,453)		15,545,668

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.0%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$151,954	151,954
Total Repurchase Agreements
(Cost $151,954)		151,954
Total Investments - 99.2%
(Cost $9,794,407)		$15,697,622
Other Assets & Liabilities, net - 0.8%		125,005
Total Net Assets - 100.0%		$15,822,627

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$15,545,668	$—	$—	$15,545,668
Repurchase Agreements	—	151,954	—	151,954
Total	$15,545,668	$151,954	$—	$15,697,622

For the period ended June 30, 2016, there were no transfers between levels.

Inverse Emerging Markets 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 137.5%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[2]	$987,237	$987,237
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	620,863	620,863
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	527,839	527,839
Total Repurchase Agreements
(Cost $2,135,939)		2,135,939
Total Investments - 137.5%
(Cost $2,135,939)		$2,135,939
Other Assets & Liabilities, net - (37.5)%		(582,623)
Total Net Assets - 100.0%		$1,553,316

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 MSCI Emerging Markets Index Mini Futures Contracts (Aggregate Value of Contracts $41,755)	1	$(297)

Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International July 2016 Bank of New York Mellon Emerging Markets 50 ADR Index Swap 0.44%[3], Terminating 07/27/16 (Notional Value $3,064,801)	1,542	$(202,556)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[3]	Total Return based on Bank of New York Mellon Emerging Markets 50 ADR Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Repurchase Agreements	$—	$—	$2,135,939	$—	$—	$2,135,939

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$297	$—	$—	$—	$297
Equity Index Swap Agreements	—	—	—	202,556	—	202,556
Total	$—	$297	$—	$202,556	$—	$202,853

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
MUTUAL FUNDS† - 10.1%
Guggenheim Strategy Fund I1	299,093	$7,450,401
Guggenheim Strategy Fund II1	206,904	5,133,283
Total Mutual Funds
(Cost $12,537,267)		12,583,684

	Face Amount
FEDERAL AGENCY NOTES†† - 71.7%
Federal Farm Credit Bank[2]
0.63% due 08/08/18[3]	$15,000,000	15,004,786
0.60% due 03/01/18[3]	15,000,000	14,994,870
0.50% due 01/09/18[3]	15,000,000	14,977,200
0.55% due 07/01/16[3]	10,000,000	10,000,000
0.46% due 08/01/17[3]	6,000,000	5,994,402
0.56% due 09/18/17[3]	1,875,000	1,874,520
0.62% due 06/13/17[3]	200,000	200,148
Total Federal Farm Credit Bank		63,045,926
Federal Home Loan Bank[2]
0.56% due 12/20/17[3]	10,000,000	10,000,000
0.63% due 05/17/18[3]	10,000,000	9,998,130
Total Federal Home Loan Bank		19,998,130
Fannie Mae[4]
0.45% due 09/08/17[3]	6,000,000	5,997,120
Total Federal Agency Notes
(Cost $89,034,757)		89,041,176

FEDERAL AGENCY DISCOUNT NOTES†† - 16.2%
Federal Home Loan Bank[2]
0.35% due 09/13/16	10,000,000	9,994,240
0.37% due 09/19/16	10,000,000	9,993,780
0.25% due 07/01/16	150,000	150,000
Total Federal Home Loan Bank		20,138,020
Total Federal Agency Discount Notes
(Cost $20,134,361)		20,138,020

U.S. TREASURY BILLS†† - 0.8%
U.S. Treasury Bill
0.00% due 07/14/16[5]	1,000,000	999,955
Total U.S. Treasury Bills
(Cost $999,922)		999,955

REPURCHASE AGREEMENTS†† - 136.8%
Individual Repurchase Agreements[7]
Barclays Capital issued 06/30/16 at 0.25% due 07/01/16 (secured by U.S. Treasury Bond, at a rate of 2.50% and maturing 05/15/46 as collateral, with a value of $96,307,235) to be repurchased at $95,399,912	95,399,250	95,399,250
Mizuho Financial Group, Inc. issued 06/30/16 at 0.42% due 07/01/16 (secured by U.S. Treasury Bond, at a rate of 2.50% and maturing 05/15/46 as collateral, with a value of $25,239,390) to be repurchased at $24,748,941	24,748,652	24,748,652
Joint Repurchase Agreements[6]
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	26,792,673	26,792,673
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	22,778,324	22,778,324
Total Repurchase Agreements
(Cost $169,718,899)		169,718,899
Total Investments - 235.6%
(Cost $292,425,206)		$292,481,734

U.S. Government Securities Sold Short†† - (64.2)%
U.S. Treasury Bond
2.50% due 05/15/46	76,400,000	(79,730,563)
Total U.S. Government Securities Sold Short
(Proceeds $78,913,630)		(79,730,563)
Other Assets & Liabilities, net - (71.4)%		(88,653,254)
Total Net Assets - 100.0%		$124,097,917

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2016 U.S. Treasury Ultra Long Bond Futures Contracts (Aggregate Value of Contracts $50,600,781)	271	$(1,004,812)

Inverse Government Long Bond Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	All or portion of this security is pledged as short collateral at June 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Federal Agency Discount Notes	$—	$—	$20,138,020	$—	$20,138,020
Federal Agency Notes	—	—	89,041,176	—	89,041,176
Mutual Funds	12,583,684	—	—	—	12,583,684
Repurchase Agreements	—	—	169,718,899	—	169,718,899
U.S. Treasury Bills	—	—	999,955	—	999,955
Total	$12,583,684	$—	$279,898,050	$—	$292,481,734

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Interest Rate Futures Contracts	$—	$1,004,812	$—	$—	$1,004,812
U.S. Government Securities	—	—	79,730,563	—	79,730,563
Total	$—	$1,004,812	$79,730,563	$—	$80,735,375

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Inverse High Yield Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
MUTUAL FUNDS† - 9.7%
Guggenheim Strategy Fund II1	78,141	$1,938,666
Guggenheim Strategy Fund I1	77,067	1,919,735
Total Mutual Funds
(Cost $3,853,347)		3,858,401

	Face Amount
REPURCHASE AGREEMENTS††,2 - 86.7%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$18,719,074	18,719,074
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	15,914,392	15,914,392
Total Repurchase Agreements
(Cost $34,633,466)		34,633,466
Total Investments - 96.4%
(Cost $38,486,813)		$38,491,867
Other Assets & Liabilities, net - 3.6%		1,431,571
Total Net Assets - 100.0%		$39,923,438

	Contracts	Unrealized Loss
INTEREST RATE FUTURES CONTRACTS SOLD SHORT†
September 2016 U.S. Treasury 5 Year Note Futures Contracts (Aggregate Value of Contracts $33,472,953)	274	$(99,194)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS PROTECTION PURCHASED††
Index	Counterparty	Exchange	Protection Premium Rate	Maturity Date	Notional Principal	Notional Value	Upfront Premiums Received	Unrealized Depreciation
CDX.NA.HY.26 Index	Barclays Bank plc	ICE	5.00%	06/20/21	$33,350,000	$34,417,200	$(595,332)	$(471,869)
CDX.NA.HY.26 Index	Goldman Sachs International	ICE	5.00%	06/20/21	6,000,000	6,192,000	(163,308)	(28,692)
							$(758,640)	$(500,561)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
plc — Public Limited Company CDX.NA.HY.26 Index — Credit Default Swap North American High Yield Series 26 Index ICE — Intercontinental Exchange

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Mutual Funds	$3,858,401	$—	$—	$—	$—	$3,858,401
Repurchase Agreements	—	—	34,633,466	—	—	34,633,466
Total	$3,858,401	$—	$34,633,466	$—	$—	$38,491,867

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Credit Default Swap Agreements	$—	$—	$—	$500,561	$—	$500,561
Interest Rate Futures Contracts	—	99,194	—	—	—	99,194
Total	$—	$99,194	$—	$500,561	$—	$599,755

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Inverse Mid-Cap Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
MUTUAL FUNDS† - 9.9%
Guggenheim Strategy Fund I1	4,839	$120,535
Guggenheim Strategy Fund II1	4,843	120,145
Total Mutual Funds
(Cost $240,330)		240,680

	Face Amount
REPURCHASE AGREEMENTS††,2 - 83.9%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$965,638	965,638
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	820,956	820,956
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	246,185	246,185
Total Repurchase Agreements
(Cost $2,032,779)		2,032,779
Total Investments - 93.8%
(Cost $2,273,109)		$2,273,459
Other Assets & Liabilities, net - 6.2%		150,208
Total Net Assets - 100.0%		$2,423,667

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $298,480)	2	$4,647

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2016 S&P MidCap 400 Index Swap 0.44%[4], Terminating 07/29/16 (Notional Value $251,972)	168	$(4,767)
Credit Suisse Capital, LLC July 2016 S&P MidCap 400 Index Swap 0.45%[4], Terminating 07/26/16 (Notional Value $317,060)	212	(17,106)
Goldman Sachs International July 2016 S&P MidCap 400 Index Swap 0.44%[4], Terminating 07/27/16 (Notional Value $1,553,811)	1,038	(83,758)
(Total Notional Value $2,122,843)		$(105,631)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$4,647	$—	$—	$—	$4,647
Mutual Funds	240,680	—	—	—	—	240,680
Repurchase Agreements	—	—	2,032,779	—	—	2,032,779
Total	$240,680	$4,647	$2,032,779	$—	$—	$2,278,106

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$105,631	$—	$105,631

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Inverse NASDAQ-100® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
MUTUAL FUNDS† - 9.3%
Guggenheim Strategy Fund I1	31,961	$796,157
Guggenheim Strategy Fund II1	31,947	792,614
Total Mutual Funds
(Cost $1,583,633)		1,588,771

	Face Amount
FEDERAL AGENCY NOTES†† - 11.7%
Federal Farm Credit Bank[2]
0.46% due 08/01/17[3]	$2,000,000	1,998,133
Total Federal Agency Notes
(Cost $2,000,000)		1,998,133

REPURCHASE AGREEMENTS††,4 - 82.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	6,458,210	6,458,210
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	5,490,576	5,490,576
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[5]	2,157,798	2,157,798
Total Repurchase Agreements
(Cost $14,106,584)		14,106,584
Total Investments - 103.6%
(Cost $17,690,217)		$17,693,488
Other Assets & Liabilities, net - (3.6)%		(622,191)
Total Net Assets - 100.0%		$17,071,297

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,762,300)	20	$(37,451)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc July 2016 NASDAQ-100 Index Swap 0.44%[6], Terminating 07/29/16 (Notional Value $2,461,938)	557	$(29,484)
Credit Suisse Capital, LLC July 2016 NASDAQ-100 Index Swap 0.45%[6], Terminating 07/26/16 (Notional Value $1,938,945)	439	(95,207)
Goldman Sachs International July 2016 NASDAQ-100 Index Swap 0.44%[6], Terminating 07/26/16 (Notional Value $10,952,389)	2,479	(537,520)
(Total Notional Value $15,353,272)		$(662,211)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[6]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Notes	$—	$—	$1,998,133	$—	$—	$1,998,133
Mutual Funds	1,588,771	—	—	—	—	1,588,771
Repurchase Agreements	—	—	14,106,584	—	—	14,106,584
Total	$1,588,771	$—	$16,104,717	$—	$—	$17,693,488

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$37,451	$—	$—	$—	$37,451
Equity Index Swap Agreements	—	—	—	662,211	—	662,211
Total	$—	$37,451	$—	$662,211	$—	$699,662

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Inverse Russell 2000® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
MUTUAL FUNDS† - 9.6%
Guggenheim Strategy Fund I1	24,377	$607,240
Guggenheim Strategy Fund II1	24,220	600,890
Total Mutual Funds
(Cost $1,204,971)		1,208,130

	Face Amount
FEDERAL AGENCY NOTES†† - 16.0%
Fannie Mae[2]
0.48% due 09/08/17[3]	$2,000,000	1,999,041
Total Federal Agency Notes
(Cost $1,999,761)		1,999,041

REPURCHASE AGREEMENTS††,4 - 78.9%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	4,302,574	4,302,574
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	3,657,918	3,657,918
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[5]	1,940,581	1,940,581
Total Repurchase Agreements
(Cost $9,901,073)		9,901,073
Total Investments - 104.5%
(Cost $13,105,805)		$13,108,244
Other Assets & Liabilities, net - (4.5)%		(562,438)
Total Net Assets - 100.0%		$12,545,806

	Units	Unrealized Loss
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2016 Russell 2000 Index Swap 0.45%[6], Terminating 07/26/16 (Notional Value $275,077)	239	$(15,079)
Barclays Bank plc July 2016 Russell 2000 Index Swap 0.44%[6], Terminating 07/29/16 (Notional Value $1,774,681)	1,541	(31,398)
Goldman Sachs International July 2016 Russell 2000 Index Swap 0.44%[6], Terminating 07/27/16 (Notional Value $10,577,903)	9,183	(579,028)
(Total Notional Value $12,627,661)		$(625,505)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[6]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Federal Agency Notes	$—	$1,999,041	$—	$—	$1,999,041
Mutual Funds	1,208,130	—	—	—	1,208,130
Repurchase Agreements	—	9,901,073	—	—	9,901,073
Total	$1,208,130	$11,900,114	$—	$—	$13,108,244

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$625,505	$—	$625,505

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
MUTUAL FUNDS† - 10.1%
Guggenheim Strategy Fund II1	356,875	$8,854,075
Guggenheim Strategy Fund I1	338,146	8,423,211
Total Mutual Funds
(Cost $17,244,306)		17,277,286

	Face Amount
FEDERAL AGENCY NOTES†† - 47.4%
Federal Farm Credit Bank[2]
0.55% due 07/01/16[3]	$12,500,000	12,500,000
0.63% due 08/08/18[3]	10,000,000	10,003,189
0.60% due 03/01/18[3]	10,000,000	9,996,580
0.46% due 08/01/17[3]	5,000,000	4,995,335
Total Federal Farm Credit Bank		37,495,104
Federal Home Loan Bank[2]
0.56% due 12/20/17[3]	15,000,000	15,000,000
0.49% due 06/28/17[3]	15,000,000	14,998,515
0.63% due 05/17/18[3]	7,000,000	6,998,691
Total Federal Home Loan Bank		36,997,206
Fannie Mae[4]
0.45% due 09/08/17[3]	7,000,000	6,996,640
Total Federal Agency Notes
(Cost $81,498,985)		81,488,950

FEDERAL AGENCY DISCOUNT NOTES†† - 33.1%
Federal Home Loan Bank[2]
0.32% due 08/26/16	20,000,000	19,989,796
0.37% due 09/19/16	15,000,000	14,990,669
0.35% due 09/13/16	10,000,000	9,994,240
0.40% due 07/15/16	3,200,000	3,199,789
Total Federal Home Loan Bank		48,174,494
Farmer Mac[2]
0.66% due 12/09/16	8,000,000	7,985,688
Federal Farm Credit Bank[2]
0.48% due 12/08/17[3]	600,000	599,354
Total Federal Agency Discount Notes
(Cost $56,744,908)		56,759,536

U.S. TREASURY BILLS†† - 0.3%
U.S. Treasury Bill
0.00% due 07/14/16[5]	500,000	499,978
Total U.S. Treasury Bills
(Cost $499,961)		499,978

REPURCHASE AGREEMENTS††,6 - 42.9%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	27,524,918	27,524,918
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	23,400,855	23,400,855
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[7]	22,742,518	22,742,518
Total Repurchase Agreements
(Cost $73,668,291)		73,668,291
Total Investments - 133.8%
(Cost $229,656,451)		$229,694,041
Other Assets & Liabilities, net - (33.8)%		(58,026,334)
Total Net Assets - 100.0%		$171,667,707

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $8,247,600)	79	$72,656

	Units
OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Credit Suisse Capital, LLC July 2016 S&P 500 Index Swap 0.45%[8], Terminating 07/26/16 (Notional Value $1,134,823)	541	$(53,515)
Barclays Bank plc July 2016 S&P 500 Index Swap 0.44%[8], Terminating 07/29/16 (Notional Value $49,031,928)	23,361	(655,794)
Goldman Sachs International July 2016 S&P 500 Index Swap 0.44%[8], Terminating 07/26/16 (Notional Value $114,777,365)	54,686	(5,282,536)
(Total Notional Value $164,944,116)		$(5,991,845)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.
[7]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[8]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

Inverse S&P 500® Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$72,656	$—	$—	$—	$72,656
Federal Agency Discount Notes	—	—	56,759,536	—	—	56,759,536
Federal Agency Notes	—	—	81,488,950	—	—	81,488,950
Mutual Funds	17,277,286	—	—	—	—	17,277,286
Repurchase Agreements	—	—	73,668,291	—	—	73,668,291
U.S. Treasury Bills	—	—	499,978	—	—	499,978
Total	$17,277,286	$72,656	$212,416,755	$—	$—	$229,766,697

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Index Swap Agreements	$—	$—	$—	$5,991,845	$—	$5,991,845

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Japan 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
MUTUAL FUNDS† - 8.8%
Guggenheim Strategy Fund II1	3,708	$92,000
Guggenheim Strategy Fund I1	3,684	91,774
Total Mutual Funds
(Cost $183,221)		183,774

	Face Amount
REPURCHASE AGREEMENTS††,2 - 88.0%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$989,012	989,012
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	840,828	840,828
Total Repurchase Agreements
(Cost $1,829,840)		1,829,840
Total Investments - 96.8%
(Cost $2,013,061)		$2,013,614
Other Assets & Liabilities, net - 3.2%		66,736
Total Net Assets - 100.0%		$2,080,350

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2016 Japanese Yen Futures Contracts (Aggregate Value of Contracts $4,125,050)	34	$147,871

EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 Nikkei 225 (CME) Index Futures Contracts (Aggregate Value of Contracts $4,190,975)	53	$30,936

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Currency Futures Contracts	$—	$147,871	$—	$—	$147,871
Equity Futures Contracts	—	30,936	—	—	30,936
Mutual Funds	183,774	—	—	—	183,774
Repurchase Agreements	—	—	1,829,840	—	1,829,840
Total	$183,774	$178,807	$1,829,840	$—	$2,192,421

* Other financial instruments include futures contracts which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Media - 31.5%
Comcast Corp. — Class A	13,165	$858,226
Walt Disney Co.	8,617	842,915
Twenty-First Century Fox, Inc. — Class A	20,729	560,719
Charter Communications, Inc. — Class A*	2,356	538,676
Time Warner, Inc.	6,992	514,192
Thomson Reuters Corp.	9,168	370,571
CBS Corp. — Class B	6,165	335,622
DISH Network Corp. — Class A*	6,256	327,814
Discovery Communications, Inc. — Class A*	10,601	267,463
Viacom, Inc. — Class B	6,242	258,856
Liberty SiriusXM Group — Class A*	6,950	217,952
News Corp. — Class A	18,572	210,792
Scripps Networks Interactive, Inc. — Class A	2,984	185,814
Liberty Global plc*	5,989	171,585
Grupo Televisa SAB ADR	6,310	164,312
TEGNA, Inc.	6,599	152,899
AMC Networks, Inc. — Class A*	2,350	141,987
Tribune Media Co. — Class A	3,320	130,078
Starz — Class A*	4,227	126,472
Sinclair Broadcast Group, Inc. — Class A	3,750	111,975
Meredith Corp.	2,000	103,820
Gannett Company, Inc.	7,333	101,269
Media General, Inc.*	5,730	98,499
Time, Inc.	5,285	86,991
Nexstar Broadcasting Group, Inc. — Class A	1,790	85,168
Liberty Global plc LiLAC — Class C*	701	22,778
Total Media		6,987,445
Retail - 17.7%
McDonald's Corp.	5,699	685,817
Starbucks Corp.	10,864	620,551
Yum! Brands, Inc.	4,721	391,464
Chipotle Mexican Grill, Inc. — Class A*	579	233,197
Darden Restaurants, Inc.	2,909	184,256
Domino's Pizza, Inc.	1,334	175,261
Panera Bread Co. — Class A*	708	150,054
Restaurant Brands International, Inc.	3,471	144,394
Cracker Barrel Old Country Store, Inc.	780	133,747
Dunkin' Brands Group, Inc.	2,980	129,988
Texas Roadhouse, Inc. — Class A	2,634	120,110
Jack in the Box, Inc.	1,350	115,992
Papa John's International, Inc.	1,600	108,800
Brinker International, Inc.	2,384	108,544
Wendy's Co.	11,252	108,244
Buffalo Wild Wings, Inc.*	767	106,575
Cheesecake Factory, Inc.	2,100	101,094
Bloomin' Brands, Inc.	5,312	94,925
DineEquity, Inc.	1,020	86,476
Shake Shack, Inc. — Class A*	2,050	74,682
Sonic Corp.	2,619	70,844
Total Retail		3,945,015
Lodging - 11.2%
Hilton Worldwide Holdings, Inc.	17,150	386,390
Las Vegas Sands Corp.	8,767	381,277
Marriott International, Inc. — Class A	4,203	279,331
Starwood Hotels & Resorts Worldwide, Inc.	3,246	240,042
MGM Resorts International*	10,330	233,768
Wynn Resorts Ltd.	2,131	193,154
Wyndham Worldwide Corp.	2,681	190,968
Hyatt Hotels Corp. — Class A*	3,560	174,938
Melco Crown Entertainment Ltd. ADR	11,393	143,324
Interval Leisure Group, Inc.	6,234	99,121
Boyd Gaming Corp.*	5,303	97,575
La Quinta Holdings, Inc.*	7,086	80,780
Total Lodging		2,500,668
Agriculture - 10.7%
Philip Morris International, Inc.	8,411	855,567
Altria Group, Inc.	11,522	794,557
Reynolds American, Inc.	11,346	611,890
Vector Group Ltd.	4,966	111,338
Total Agriculture		2,373,352
Beverages - 7.6%
Constellation Brands, Inc. — Class A	2,386	394,645
Molson Coors Brewing Co. — Class B	3,135	317,043
Brown-Forman Corp. — Class B	3,094	308,657
Anheuser-Busch InBev S.A. ADR	2,043	269,022
Ambev S.A. ADR	40,488	239,284
Diageo plc ADR	1,380	155,774
Total Beverages		1,684,425
Entertainment - 6.4%
Gaming and Leisure Properties, Inc.	5,112	176,262
Six Flags Entertainment Corp.	2,750	159,362
Vail Resorts, Inc.	1,100	152,053
Cinemark Holdings, Inc.	3,916	142,778
Madison Square Garden Co. — Class A*	793	136,800
Regal Entertainment Group — Class A	5,830	128,493
DreamWorks Animation SKG, Inc. — Class A*	3,105	126,901
Lions Gate Entertainment Corp.	5,607	113,430
Marriott Vacations Worldwide Corp.	1,450	99,311
SeaWorld Entertainment, Inc.	5,110	73,226
Penn National Gaming, Inc.*	5,007	69,848
Pinnacle Entertainment, Inc.*	4,996	55,356
Total Entertainment		1,433,820
Leisure Time - 6.4%
Carnival Corp.	8,430	372,606
Royal Caribbean Cruises Ltd.	3,632	243,889

Leisure Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Leisure Time - 6.4% (continued)
Harley-Davidson, Inc.	4,347	$196,919
Norwegian Cruise Line Holdings Ltd.*	4,930	196,411
Polaris Industries, Inc.	1,900	155,344
Brunswick Corp.	2,995	135,733
Vista Outdoor, Inc.*	2,428	115,888
Total Leisure Time		1,416,790
Software - 3.6%
Activision Blizzard, Inc.	9,109	360,990
Electronic Arts, Inc.*	4,330	328,041
Take-Two Interactive Software, Inc.*	3,232	122,557
Total Software		811,588
Toys, Games & Hobbies - 1.9%
Mattel, Inc.	6,899	215,870
Hasbro, Inc.	2,562	215,182
Total Toys, Games & Hobbies		431,052
Commercial Services - 1.5%
Aramark	5,776	193,034
Live Nation Entertainment, Inc.*	6,244	146,734
Total Commercial Services		339,768
Electronics - 0.6%
IMAX Corp.*	4,508	132,895
Miscellaneous Manufacturing - 0.4%
Smith & Wesson Holding Corp.*	3,520	95,674
Total Common Stocks
(Cost $18,099,728)		22,152,492

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.3%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$72,117	72,117
Total Repurchase Agreements
(Cost $72,117)		72,117
Total Investments - 99.8%
(Cost $18,171,845)		$22,224,609
Other Assets & Liabilities, net - 0.2%		55,502
Total Net Assets - 100.0%		$22,280,111

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,152,492	$—	$—	$22,152,492
Repurchase Agreements	—	72,117	—	72,117
Total	$22,152,492	$72,117	$—	$22,224,609

For the period ended June 30, 2016, there were no transfers between levels.

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 87.3%
Consumer, Non-cyclical - 26.5%
DexCom, Inc.*,1	3,505	$278,052
Clorox Co.[1]	1,904	263,494
Pinnacle Foods, Inc.[1]	5,610	259,686
Constellation Brands, Inc. — Class A1	1,569	259,513
Kimberly-Clark Corp.[1]	1,872	257,363
Cooper Companies, Inc.[1]	1,500	257,354
Automatic Data Processing, Inc.[1]	2,800	257,236
Medtronic plc[1]	2,930	254,236
Reynolds American, Inc.[1]	4,713	254,172
Pilgrim's Pride Corp.	9,859	251,207
Altria Group, Inc.[1]	3,635	250,670
Kraft Heinz Co.[1]	2,820	249,514
IDEXX Laboratories, Inc.*,1	2,681	248,958
Philip Morris International, Inc.[1]	2,442	248,400
Church & Dwight Company, Inc.[1]	2,408	247,759
Teleflex, Inc.[1]	1,391	246,638
Colgate-Palmolive Co.[1]	3,361	246,025
WhiteWave Foods Co. — Class A*,1	5,241	246,013
Equifax, Inc.[1]	1,909	245,116
Dr Pepper Snapple Group, Inc.[1]	2,524	243,894
Monster Beverage Corp.*,1	1,515	243,476
Procter & Gamble Co.[1]	2,864	242,495
TransUnion*,1	7,245	242,272
Mondelez International, Inc. — Class A1	5,301	241,249
Hill-Rom Holdings, Inc.[1]	4,762	240,243
Coca-Cola Co.[1]	5,285	239,569
Brown-Forman Corp. — Class B1	2,400	239,424
Edwards Lifesciences Corp.*,1	2,400	239,352
Spectrum Brands Holdings, Inc.[1]	2,000	238,620
Total System Services, Inc.[1]	4,492	238,570
Molson Coors Brewing Co. — Class B1	2,356	238,262
Bio-Techne Corp.[1]	2,100	236,817
Archer-Daniels-Midland Co.[1]	5,497	235,767
VWR Corp.*,1	8,023	231,865
Bio-Rad Laboratories, Inc. — Class A*,1	1,600	228,832
Sabre Corp.[1]	8,472	226,965
Charles River Laboratories International, Inc.*,1	2,747	226,463
Gartner, Inc.*,1	2,321	226,089
Thermo Fisher Scientific, Inc.[1]	1,500	221,640
Blue Buffalo Pet Products, Inc.*,1	9,221	215,218
Avon Products, Inc.[1]	55,289	208,992
Boston Scientific Corp.*,1	8,610	201,216
Bluebird Bio, Inc.*,1	4,638	200,779
ResMed, Inc.[1]	3,164	200,060
Bruker Corp.[1]	8,700	197,838
Puma Biotechnology, Inc.*,1	6,268	186,724
Bunge Ltd.[1]	3,128	185,021
Illumina, Inc.*,1	1,300	182,494
PepsiCo, Inc.[1]	1,600	169,504
Juno Therapeutics, Inc.*	3,857	148,263
DENTSPLY SIRONA, Inc.[1]	2,109	130,842
Morningstar, Inc.[1]	1,378	112,693
QIAGEN N.V.*,1	5,027	109,639
JM Smucker Co.[1]	715	108,973
Hain Celestial Group, Inc.*,1	1,709	85,023
Agios Pharmaceuticals, Inc.*,1	1,366	57,229
Rollins, Inc.[1]	1,792	52,452
Zimmer Biomet Holdings, Inc.[1]	383	46,106
Square, Inc. — Class A*,1	632	5,720
Total Consumer, Non-cyclical		12,348,056
Industrial - 20.2%
Northrop Grumman Corp.[1]	1,171	260,289
Waste Management, Inc.[1]	3,909	259,050
Carlisle Companies, Inc.[1]	2,446	258,493
Huntington Ingalls Industries, Inc.	1,529	256,918
AO Smith Corp.[1]	2,900	255,519
Vulcan Materials Co.[1]	2,100	252,756
Lennox International, Inc.[1]	1,772	252,687
Energizer Holdings, Inc.[1]	4,900	252,301
General Electric Co.[1]	8,000	251,840
Stericycle, Inc.*,1	2,418	251,762
Republic Services, Inc. — Class A1	4,898	251,316
Martin Marietta Materials, Inc.[1]	1,300	249,600
Raytheon Co.[1]	1,830	248,788
Honeywell International, Inc.[1]	2,122	246,831
CH Robinson Worldwide, Inc.[1]	3,300	245,025
Roper Technologies, Inc.[1]	1,433	244,412
L-3 Communications Holdings, Inc.[1]	1,666	244,386
Fortune Brands Home & Security, Inc.[1]	4,200	243,473
Owens Corning[1]	4,725	243,431
Allegion plc[1]	3,500	243,005
Expeditors International of Washington, Inc.[1]	4,900	240,296
BWX Technologies, Inc.[1]	6,650	237,871
Clean Harbors, Inc.*,1	4,500	234,495
United Technologies Corp.[1]	2,283	234,121
Masco Corp.[1]	7,560	233,906
Rockwell Collins, Inc.[1]	2,716	231,240
USG Corp.*,1	8,562	230,832
Agilent Technologies, Inc.[1]	5,200	230,672
Orbital ATK, Inc.[1]	2,684	228,516
FedEx Corp.[1]	1,500	227,670
Hexcel Corp.[1]	5,464	227,521
Armstrong World Industries, Inc.*,1	5,800	227,070
Eagle Materials, Inc.[1]	2,943	227,052
Graphic Packaging Holding Co.[1]	17,935	224,905
Textron, Inc.[1]	5,987	218,885
TransDigm Group, Inc.*,1	814	214,644
Armstrong Flooring, Inc.*,1	12,650	214,418
Boeing Co.[1]	1,403	182,208
Joy Global, Inc.[1]	6,551	138,488
Teekay Corp.[1]	10,028	71,500
Triumph Group, Inc.[1]	1,903	67,557
General Dynamics Corp.[1]	228	31,747

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 87.3% (continued)
Industrial - 20. 2% (continued)
WestRock Co.[1]	175	$6,802
Total Industrial		9,394,298
Financial - 15.5%
Taubman Centers, Inc.[1]	3,444	255,545
White Mountains Insurance Group Ltd.[1]	300	252,600
American Capital Agency Corp.[1]	12,600	249,733
Host Hotels & Resorts, Inc.[1]	15,325	248,418
HCP, Inc.[1]	6,987	247,200
Loews Corp.[1]	6,000	246,539
Chimera Investment Corp.[1]	15,650	245,705
Apple Hospitality REIT, Inc.[1]	12,962	243,815
Rayonier, Inc.[1]	9,226	242,091
Columbia Property Trust, Inc.[1]	10,948	234,287
BOK Financial Corp.[1]	3,717	233,056
Iron Mountain, Inc.[1]	5,800	231,014
PacWest Bancorp[1]	5,807	231,002
Weyerhaeuser Co.[1]	7,725	229,974
First Horizon National Corp.[1]	16,642	229,327
Allied World Assurance Company Holdings AG1	6,477	227,602
American National Insurance Co.[1]	2,011	227,545
Associated Banc-Corp.[1]	12,906	221,338
MasterCard, Inc. — Class A1	2,500	220,149
East West Bancorp, Inc.[1]	6,240	213,283
MetLife, Inc.[1]	5,349	213,051
MFA Financial, Inc.[1]	28,830	209,594
Zions Bancorporation[1]	8,250	207,323
CBL & Associates Properties, Inc.[1]	20,630	192,065
CNA Financial Corp.[1]	5,995	188,363
Nasdaq, Inc.[1]	2,834	183,275
Commerce Bancshares, Inc.[1]	3,726	178,475
Genworth Financial, Inc. — Class A*	65,344	168,588
American Tower Corp. — Class A1	1,458	165,643
Lincoln National Corp.[1]	3,878	150,350
Mercury General Corp.[1]	1,964	104,406
NorthStar Realty Finance Corp.[1]	8,800	100,584
Visa, Inc. — Class A1	1,315	97,534
NorthStar Realty Europe Corp.[1]	10,377	95,987
Crown Castle International Corp.[1]	944	95,750
Senior Housing Properties Trust[1]	3,500	72,905
Equinix, Inc.[1]	137	53,119
Old Republic International Corp.[1]	680	13,117
WP Carey, Inc.[1]	115	7,983
Total Financial		7,228,335
Utilities - 8.8%
American Water Works Company, Inc.[1]	3,123	263,925
Ameren Corp.[1]	4,900	262,541
Atmos Energy Corp.[1]	3,216	261,525
Aqua America, Inc.[1]	7,277	259,498
Edison International[1]	3,320	257,864
PG&E Corp.[1]	3,999	255,616
SCANA Corp.[1]	3,357	253,991
Vectren Corp.[1]	4,791	252,342
Public Service Enterprise Group, Inc.[1]	5,400	251,694
MDU Resources Group, Inc.[1]	10,456	250,944
Exelon Corp.[1]	6,857	249,321
UGI Corp.[1]	5,478	247,880
National Fuel Gas Co.[1]	4,275	243,162
OGE Energy Corp.[1]	7,133	233,606
Southern Co.[1]	3,254	174,512
NiSource, Inc.[1]	5,960	158,059
DTE Energy Co.[1]	1,184	117,358
Sempra Energy[1]	964	109,915
Total Utilities		4,103,753
Technology - 5.1%
Black Knight Financial Services, Inc. — Class A*,1	6,530	245,528
Fiserv, Inc.*,1	2,253	244,969
Jack Henry & Associates, Inc.[1]	2,800	244,356
Amdocs Ltd.[1]	4,200	242,424
Fidelity National Information Services, Inc.[1]	3,200	235,776
Dun & Bradstreet Corp.[1]	1,872	228,084
DST Systems, Inc.[1]	1,956	227,737
Xerox Corp.[1]	23,202	220,187
Paychex, Inc.[1]	2,700	160,650
Tableau Software, Inc. — Class A*,1	2,800	136,976
First Data Corp. — Class A*,1	11,900	131,733
Teradata Corp.*,1	1,913	47,959
Computer Sciences Corp.[1]	426	21,151
Total Technology		2,387,530
Energy - 4.6%
Cheniere Energy, Inc.*,1	6,535	245,390
Kinder Morgan, Inc.[1]	12,903	241,544
Targa Resources Corp.[1]	5,376	226,545
Ensco plc — Class A1	22,672	220,144
HollyFrontier Corp.[1]	8,864	210,697
Diamond Offshore Drilling, Inc.	8,147	198,217
Rowan Companies plc — Class A1	10,898	192,459
CVR Energy, Inc.	11,976	185,628
Nabors Industries Ltd.[1]	12,300	123,615
PBF Energy, Inc. — Class A1	5,100	121,278
Superior Energy Services, Inc.[1]	5,700	104,937
CONSOL Energy, Inc.[1]	4,098	65,937
Total Energy		2,136,391
Consumer, Cyclical – 3.8%
Genuine Parts Co.[1]	2,454	248,468
Choice Hotels International, Inc.[1]	5,167	246,053
Hyatt Hotels Corp. — Class A*,1	4,962	243,833
Extended Stay America, Inc.[1]	16,195	242,115
LKQ Corp.*,1	7,400	234,580
Dunkin' Brands Group, Inc.[1]	5,297	231,055
Six Flags Entertainment Corp.[1]	3,255	188,627
Nu Skin Enterprises, Inc. — Class A	2,700	124,713
Total Consumer, Cyclical		1,759,444

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 87.3% (continued)
Communications - 2.8%
FactSet Research Systems, Inc.[1]	1,501	$242,292
Zayo Group Holdings, Inc.*,1	8,652	241,651
Frontier Communications Corp.[1]	46,302	228,732
Telephone & Data Systems, Inc.[1]	6,977	206,938
FireEye, Inc.*,1	11,956	196,915
CenturyLink, Inc.[1]	5,614	162,862
Total Communications		1,279,390
Total Common Stocks
(Cost $38,548,751)		40,637,197

MUTUAL FUNDS† - 4.5%
Guggenheim Strategy Fund I2	83,160	2,071,518
Guggenheim Strategy Fund II2	574	14,231
Total Mutual Funds
(Cost $2,090,516)		2,085,749

	Face Amount
REPURCHASE AGREEMENTS††,3 - 5.9%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$1,481,719	1,481,719
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	1,259,714	1,259,714
Total Repurchase Agreements
(Cost $2,741,433)		2,741,433
Total Investments - 97.7%
(Cost $43,380,700)		$45,464,379

	Shares
COMMON STOCKS SOLD SHORT† - (41.8)%
Utilities - (0.6)%
NRG Energy, Inc.	1,359	(20,371)
Calpine Corp.*	7,501	(110,640)
AES Corp.	10,533	(131,452)
Total Utilities		(262,463)
Technology - (2.1)%
SS&C Technologies Holdings, Inc.	1,788	(50,207)
Cerner Corp.*	1,629	(95,459)
NCR Corp.*	3,857	(107,109)
IPG Photonics Corp.*	1,372	(109,760)
HP, Inc.	8,771	(110,076)
Apple, Inc.	1,160	(110,896)
Broadcom Ltd.	734	(114,064)
Hewlett Packard Enterprise Co.	6,344	(115,905)
Lexmark International, Inc. — Class A	4,372	(165,043)
Total Technology		(978,519)
Basic Materials - (2.3)%
Eastman Chemical Co.	728	(49,431)
Southern Copper Corp.	3,400	(91,732)
Domtar Corp.	3,132	(109,651)
PPG Industries, Inc.	1,060	(110,399)
Compass Minerals International, Inc.	1,491	(110,617)
International Flavors & Fragrances, Inc.	930	(117,245)
Ecolab, Inc.	1,002	(118,837)
NewMarket Corp.	288	(119,342)
Praxair, Inc.	1,071	(120,370)
Sherwin-Williams Co.	410	(120,405)
Total Basic Materials		(1,068,029)
Communications - (3.2)%
DISH Network Corp. — Class A*	394	(20,646)
Thomson Reuters Corp.	1,171	(47,332)
Alphabet, Inc. — Class C*	78	(53,984)
CommScope Holding Company, Inc.*	1,800	(55,854)
Zillow Group, Inc. — Class A*	1,944	(71,248)
Facebook, Inc. — Class A*	710	(81,139)
Viacom, Inc. — Class B	2,525	(104,712)
CDW Corp.	2,821	(113,066)
GoDaddy, Inc. — Class A*	3,636	(113,407)
Time Warner, Inc.	1,576	(115,899)
EchoStar Corp. — Class A*	2,924	(116,083)
eBay, Inc.*	4,998	(117,003)
Cisco Systems, Inc.	4,126	(118,375)
Comcast Corp. — Class A	1,894	(123,469)
Twitter, Inc.*	7,410	(125,303)
Starz — Class A*	4,300	(128,656)
Total Communications		(1,506,176)
Energy - (4.5)%
WPX Energy, Inc.*	657	(6,117)
Dril-Quip, Inc.*	390	(22,788)
Rice Energy, Inc.*	1,343	(29,600)
Newfield Exploration Co.*	962	(42,501)
EOG Resources, Inc.	996	(83,086)
Occidental Petroleum Corp.	1,199	(90,596)
QEP Resources, Inc.	5,963	(105,128)
Kosmos Energy Ltd.*	20,650	(112,543)
FMC Technologies, Inc.*	4,316	(115,107)
First Solar, Inc.*	2,395	(116,110)
Concho Resources, Inc.*	997	(118,912)
Gulfport Energy Corp.*	3,805	(118,944)
Apache Corp.	2,150	(119,691)
Energen Corp.	2,486	(119,850)
Diamondback Energy, Inc.*	1,317	(120,124)
Cimarex Energy Co.	1,020	(121,706)
Equities Corp.	1,616	(125,127)
Cabot Oil & Gas Corp. — Class A	4,892	(125,920)
ONEOK, Inc.	2,655	(125,980)
Continental Resources, Inc.*	2,854	(129,200)
Spectra Energy Corp.	3,651	(133,736)
Total Energy		(2,082,766)
Financial - (5.6)%
Cullen/Frost Bankers, Inc.	100	(6,373)
Franklin Resources, Inc.	233	(7,775)
OneMain Holdings, Inc.*	355	(8,101)
Navient Corp.	1,326	(15,846)
LendingClub Corp.*	15,766	(67,794)
Ameriprise Financial, Inc.	835	(75,025)
Synchrony Financial*	3,868	(97,783)
Jones Lang LaSalle, Inc.	1,010	(98,425)
Lazard Ltd. — Class A	3,390	(100,954)
Realogy Holdings Corp.*	3,494	(101,396)
CBRE Group, Inc. — Class A*	3,909	(103,510)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (41.8)% (continued)
Financial - (5.6)% (continued)
E*TRADE Financial Corp.*	4,410	$(103,591)
Capital One Financial Corp.	1,648	(104,664)
TCF Financial Corp.	8,360	(105,754)
Air Lease Corp. — Class A	4,020	(107,656)
American Express Co.	1,817	(110,401)
People's United Financial, Inc.	7,553	(110,727)
CIT Group, Inc.	3,480	(111,047)
Citigroup, Inc.	2,620	(111,062)
Discover Financial Services	2,087	(111,842)
SEI Investments Co.	2,338	(112,481)
Ally Financial, Inc.*	6,609	(112,816)
BlackRock, Inc. — Class A	330	(113,035)
T. Rowe Price Group, Inc.	1,567	(114,344)
Eaton Vance Corp.	3,263	(115,314)
M&T Bank Corp.	1,000	(118,230)
Howard Hughes Corp.*	1,045	(119,464)
Berkshire Hathaway, Inc. — Class B*	845	(122,348)
Total Financial		(2,587,758)
Industrial - (5.7)%
Crown Holdings, Inc.*	175	(8,867)
Zebra Technologies Corp. — Class A*	216	(10,822)
CSX Corp.	1,170	(30,514)
Donaldson Company, Inc.	2,394	(82,258)
KBR, Inc.	6,663	(88,218)
Ryder System, Inc.	1,732	(105,894)
ITT, Inc.	3,322	(106,238)
Old Dominion Freight Line, Inc.*	1,815	(109,463)
Deere & Co.	1,373	(111,268)
AMETEK, Inc.	2,484	(114,835)
Crane Co.	2,028	(115,028)
Pentair plc	1,976	(115,181)
Illinois Tool Works, Inc.	1,112	(115,826)
Graco, Inc.	1,467	(115,878)
Amphenol Corp. — Class A	2,022	(115,921)
Ball Corp.	1,611	(116,459)
AECOM*	3,681	(116,945)
J.B. Hunt Transport Services, Inc.	1,448	(117,187)
Kansas City Southern	1,309	(117,928)
AMERCO	317	(118,732)
Dover Corp.	1,716	(118,953)
Trinity Industries, Inc.	6,427	(119,349)
Sealed Air Corp.	2,621	(120,487)
Landstar System, Inc.	1,756	(120,566)
TopBuild Corp.*	3,333	(120,655)
Union Pacific Corp.	1,385	(120,841)
Total Industrial		(2,654,313)
Consumer, Non-cyclical - (8.5)%
McKesson Corp.	78	(14,559)
Universal Health Services, Inc. — Class B	157	(21,054)
United Therapeutics Corp.*	271	(28,704)
Estee Lauder Companies, Inc. — Class A	421	(38,319)
Gilead Sciences, Inc.	633	(52,805)
Live Nation Entertainment, Inc.*	3,220	(75,670)
Biogen, Inc.*	408	(98,663)
Regeneron Pharmaceuticals, Inc.*	300	(104,769)
Aaron's, Inc.	4,838	(105,904)
Vertex Pharmaceuticals, Inc.*	1,250	(107,525)
Akorn, Inc.*	3,791	(107,987)
Acadia Healthcare Company, Inc.*	1,961	(108,639)
Jazz Pharmaceuticals plc*	771	(108,950)
Celgene Corp.*	1,113	(109,775)
Mylan N.V.*	2,582	(111,646)
Mallinckrodt plc*	1,843	(112,018)
Allergan plc*	486	(112,310)
Incyte Corp.*	1,406	(112,452)
Amgen, Inc.	744	(113,200)
Express Scripts Holding Co.*	1,496	(113,397)
Graham Holdings Co. — Class B	240	(117,490)
Zoetis, Inc.	2,479	(117,653)
Avis Budget Group, Inc.*	3,660	(117,962)
Service Corporation International	4,363	(117,976)
AbbVie, Inc.	1,910	(118,248)
Bristol-Myers Squibb Co.	1,610	(118,416)
Henry Schein, Inc.*	674	(119,163)
Aramark	3,590	(119,978)
DaVita HealthCare Partners, Inc.*	1,558	(120,465)
ServiceMaster Global Holdings, Inc.*	3,027	(120,474)
Pfizer, Inc.	3,430	(120,770)
Merck & Company, Inc.	2,100	(120,981)
VCA, Inc.*	1,822	(123,185)
AmerisourceBergen Corp. — Class A	1,568	(124,373)
Johnson & Johnson	1,030	(124,939)
Eli Lilly & Co.	1,600	(125,999)
MEDNAX, Inc.*	1,757	(127,260)
H&R Block, Inc.	5,560	(127,880)
Total Consumer, Non-cyclical		(3,941,558)
Consumer, Cyclical - (9.3)%
Harman International Industries, Inc.	560	(40,219)
Foot Locker, Inc.	759	(41,639)
World Fuel Services Corp.	1,674	(79,498)
Fossil Group, Inc.*	2,906	(82,908)
Hanesbrands, Inc.	3,919	(98,484)
Toro Co.	1,145	(100,989)
Delta Air Lines, Inc.	2,904	(105,793)
Alaska Air Group, Inc.	1,840	(107,254)
Tempur Sealy International, Inc.*	1,956	(108,206)
American Airlines Group, Inc.	3,837	(108,625)
United Continental Holdings, Inc.*	2,690	(110,398)
JetBlue Airways Corp.*	6,679	(110,604)
GNC Holdings, Inc. — Class A	4,561	(110,787)
Southwest Airlines Co.	2,869	(112,493)
MSC Industrial Direct Company, Inc. — Class A	1,599	(112,825)
Ford Motor Co.	9,100	(114,387)
Nordstrom, Inc.	3,011	(114,569)

Long Short Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS SOLD SHORT† - (41.8)% (continued)
Consumer, cyclical - (9.3)% (continued)
AutoNation, Inc.*	2,440	$(114,631)
Tupperware Brands Corp.	2,071	(116,556)
Macy's, Inc.	3,499	(117,601)
Ross Stores, Inc.	2,078	(117,802)
Home Depot, Inc.	923	(117,858)
Allison Transmission Holdings, Inc.	4,184	(118,114)
Scotts Miracle-Gro Co. — Class A	1,697	(118,637)
Cabela's, Inc.*	2,380	(119,143)
Harley-Davidson, Inc.	2,632	(119,230)
Dillard's, Inc. — Class A	1,975	(119,685)
Michael Kors Holdings Ltd.*	2,419	(119,693)
HD Supply Holdings, Inc.*	3,439	(119,746)
Leggett & Platt, Inc.	2,366	(120,926)
Newell Brands, Inc.	2,490	(120,939)
Target Corp.	1,743	(121,696)
Kohl's Corp.	3,212	(121,799)
TJX Companies, Inc.	1,580	(122,023)
Dollar General Corp.	1,320	(124,080)
Dollar Tree, Inc.*	1,323	(124,680)
Spirit Airlines, Inc.*	2,801	(125,682)
J.C. Penney Company, Inc.*	14,180	(125,918)
Advance Auto Parts, Inc.	790	(127,688)
Total Consumer, Cyclical		(4,313,805)
Total Common Stocks Sold Short
(Proceeds $19,900,730)		(19,395,387)
Total Securities Sold Short- (41.8)%
(Proceeds $19,900,730)		$(19,395,387)
Other Assets & Liabilities, net - 44.1%		20,535,556
Total Net Assets - 100.0%		$46,604,548

	Contracts	Unrealized Loss
EQUITY FUTURES CONTRACTS SOLD SHORT†
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,148,400)	11	$(21,462)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at June 30, 2016.
[2]	Affiliated issuer — See Note 5.
[3]	Repurchase Agreements — See Note 4.
plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$40,637,197	$—	$—	$—	$40,637,197
Mutual Funds	2,085,749	—	—	—	2,085,749
Repurchase Agreements	—	—	2,741,433	—	2,741,433
Total	$42,722,946	$—	$2,741,433	$—	$45,464,379

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 3	Total
Common Stocks	$19,395,387	$—	$—	$—	$19,395,387
Equity Futures Contracts	—	21,462	—	—	21,462
Total	$19,395,387	$21,462	$—	$—	$19,416,849

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 67.1%
Financial - 17.4%
Duke Realty Corp.	3,139	$83,687
Alleghany Corp.*	140	76,941
Regency Centers Corp.	886	74,184
Mid-America Apartment Communities, Inc.	685	72,885
Everest Re Group Ltd.	384	70,145
Camden Property Trust	789	69,763
Alexandria Real Estate Equities, Inc.	670	69,359
National Retail Properties, Inc.	1,307	67,598
New York Community Bancorp, Inc.	4,419	66,240
American Campus Communities, Inc.	1,184	62,598
Signature Bank*	487	60,837
SEI Investments Co.	1,235	59,416
Reinsurance Group of America, Inc. — Class A	581	56,351
Raymond James Financial, Inc.	1,143	56,350
Kilroy Realty Corp.	836	55,418
WR Berkley Corp.	890	53,329
Liberty Property Trust	1,330	52,828
Omega Healthcare Investors, Inc.	1,503	51,026
Lamar Advertising Co. — Class A	748	49,592
CBOE Holdings, Inc.	739	49,232
American Financial Group, Inc.	645	47,685
Highwoods Properties, Inc.	884	46,675
EPR Properties	577	46,552
RenaissanceRe Holdings Ltd.	391	45,919
Douglas Emmett, Inc.	1,274	45,252
Senior Housing Properties Trust	2,155	44,889
SVB Financial Group*	470	44,726
East West Bancorp, Inc.	1,308	44,707
Sovran Self Storage, Inc.	421	44,171
Weingarten Realty Investors	1,047	42,738
Old Republic International Corp.	2,212	42,669
PacWest Bancorp	1,039	41,331
Taubman Centers, Inc.	548	40,662
First American Financial Corp.	994	39,979
Jones Lang LaSalle, Inc.	409	39,857
Hospitality Properties Trust	1,375	39,600
Brown & Brown, Inc.	1,055	39,531
DCT Industrial Trust, Inc.	803	38,576
Endurance Specialty Holdings Ltd.	562	37,744
Corrections Corporation of America	1,066	37,331
Eaton Vance Corp.	1,029	36,365
Commerce Bancshares, Inc.	753	36,069
Healthcare Realty Trust, Inc.	1,024	35,830
Communications Sales & Leasing, Inc.	1,238	35,778
Tanger Factory Outlet Centers, Inc.	862	34,635
Synovus Financial Corp.	1,139	33,020
Hanover Insurance Group, Inc.	390	33,002
Medical Properties Trust, Inc.	2,158	32,823
PrivateBancorp, Inc. — Class A	720	31,702
Cullen/Frost Bankers, Inc.	495	31,546
First Niagara Financial Group, Inc.	3,209	31,256
CoreLogic, Inc.*	806	31,015
Umpqua Holdings Corp.	2,000	30,940
FirstMerit Corp.	1,511	30,628
Prosperity Bancshares, Inc.	593	30,237
Post Properties, Inc.	485	29,609
First Industrial Realty Trust, Inc.	1,060	29,489
Rayonier, Inc.	1,112	29,179
First Horizon National Corp.	2,110	29,076
CNO Financial Group, Inc.	1,625	28,373
Webster Financial Corp.	832	28,246
Bank of the Ozarks, Inc.	741	27,802
Education Realty Trust, Inc.	599	27,638
Bank of Hawaii Corp.	391	26,901
Equity One, Inc.	825	26,549
Aspen Insurance Holdings Ltd.	551	25,555
Corporate Office Properties Trust	859	25,401
Urban Edge Properties	839	25,053
Federated Investors, Inc. — Class B	859	24,722
Primerica, Inc.	427	24,441
LaSalle Hotel Properties	1,026	24,193
SLM Corp.*	3,883	23,997
FNB Corp.	1,893	23,738
Associated Banc-Corp.	1,362	23,358
Mack-Cali Realty Corp.	813	21,951
Fulton Financial Corp.	1,574	21,249
Washington Federal, Inc.	826	20,039
Care Capital Properties, Inc.	762	19,972
TCF Financial Corp.	1,552	19,633
Stifel Financial Corp.*	603	18,964
WP GLIMCHER, Inc.	1,681	18,810
Cathay General Bancorp	665	18,753
Valley National Bancorp	2,031	18,523
Janus Capital Group, Inc.	1,323	18,416
Hancock Holding Co.	703	18,355
Mercury General Corp.	331	17,596
BancorpSouth, Inc.	771	17,494
Trustmark Corp.	614	15,258
Alexander & Baldwin, Inc.	418	15,107
Kemper Corp.	436	13,507
International Bancshares Corp.	503	13,123
Waddell & Reed Financial, Inc. — Class A	739	12,726
Potlatch Corp.	369	12,583
Genworth Financial, Inc. — Class A*	4,523	11,669
WisdomTree Investments, Inc.	1,028	10,064
Total Financial		3,460,331
Industrial - 11.2%
Mettler-Toledo International, Inc.*	243	88,676
Huntington Ingalls Industries, Inc.	427	71,749
Carlisle Companies, Inc.	582	61,506
AO Smith Corp.	675	59,475

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 67.1% (continued)
Industrial - 11.2% (continued)
Wabtec Corp.	818	$57,447
Packaging Corporation of America	854	57,158
IDEX Corp.	689	56,567
Trimble Navigation Ltd.*	2,278	55,493
Arrow Electronics, Inc.*	831	51,439
Lennox International, Inc.	352	50,195
Hubbell, Inc.	472	49,782
Avnet, Inc.	1,166	47,235
Sonoco Products Co.	914	45,389
AptarGroup, Inc.	573	45,342
Orbital ATK, Inc.	531	45,208
Keysight Technologies, Inc.*	1,545	44,944
Bemis Company, Inc.	859	44,230
AECOM*	1,392	44,225
B/E Aerospace, Inc.	927	42,804
Nordson Corp.	487	40,718
Gentex Corp.	2,621	40,494
Graco, Inc.	505	39,890
FEI Co.	371	39,652
Donaldson Company, Inc.	1,122	38,552
Old Dominion Freight Line, Inc.*	621	37,453
Curtiss-Wright Corp.	404	34,037
Eagle Materials, Inc.	438	33,792
Lincoln Electric Holdings, Inc.	568	33,557
Cognex Corp.	772	33,273
Jabil Circuit, Inc.	1,735	32,045
Oshkosh Corp.	666	31,775
Teledyne Technologies, Inc.*	313	31,003
Genesee & Wyoming, Inc. — Class A*	519	30,595
Kirby Corp.*	489	30,509
AGCO Corp.	644	30,352
Energizer Holdings, Inc.	561	28,886
Woodward, Inc.	499	28,762
Valmont Industries, Inc.	206	27,866
EMCOR Group, Inc.	555	27,339
CLARCOR, Inc.	440	26,765
Landstar System, Inc.	384	26,365
ITT, Inc.	818	26,160
Crane Co.	450	25,524
Trinity Industries, Inc.	1,368	25,404
National Instruments Corp.	915	25,071
Clean Harbors, Inc.*	475	24,752
Zebra Technologies Corp. — Class A*	474	23,747
Belden, Inc.	382	23,061
Tech Data Corp.*	319	22,920
Louisiana-Pacific Corp.*	1,304	22,624
Regal Beloit Corp.	406	22,350
Terex Corp.	991	20,127
Timken Co.	625	19,163
Silgan Holdings, Inc.	368	18,937
Joy Global, Inc.	890	18,815
KBR, Inc.	1,292	17,106
Esterline Technologies Corp.*	266	16,503
Granite Construction, Inc.	359	16,352
GATX Corp.	371	16,313
Kennametal, Inc.	723	15,986
Triumph Group, Inc.	449	15,940
Vishay Intertechnology, Inc.	1,230	15,239
MSA Safety, Inc.	289	15,181
KLX, Inc.*	478	14,818
Knowles Corp.*	804	10,999
Werner Enterprises, Inc.	405	9,303
Greif, Inc. — Class A	234	8,721
Total Industrial		2,233,660
Consumer, Non-cyclical - 10.7%
Ingredion, Inc.	653	84,505
ResMed, Inc.	1,274	80,554
Cooper Companies, Inc.	440	75,491
IDEXX Laboratories, Inc.*	812	75,402
WhiteWave Foods Co. — Class A*	1,605	75,338
Gartner, Inc.*	749	72,960
Teleflex, Inc.	396	70,215
MEDNAX, Inc.*	844	61,131
STERIS plc	780	53,625
Align Technology, Inc.*	662	53,324
TreeHouse Foods, Inc.*	512	52,557
West Pharmaceutical Services, Inc.	663	50,308
MarketAxess Holdings, Inc.	341	49,581
VCA, Inc.*	733	49,558
Post Holdings, Inc.*	584	48,291
Service Corporation International	1,758	47,537
Hain Celestial Group, Inc.*	939	46,715
Edgewell Personal Care Co.*	539	45,497
WellCare Health Plans, Inc.*	402	43,126
United Therapeutics Corp.*	405	42,898
ManpowerGroup, Inc.	649	41,757
ABIOMED, Inc.*	357	39,017
Bio-Techne Corp.	338	38,117
Amsurg Corp. — Class A*	491	38,072
Charles River Laboratories International, Inc.*	428	35,284
RR Donnelley & Sons Co.	1,900	32,148
Live Nation Entertainment, Inc.*	1,326	31,161
WEX, Inc.*	351	31,123
Flowers Foods, Inc.	1,652	30,975
PAREXEL International Corp.*	480	30,182
Deluxe Corp.	444	29,468
Sprouts Farmers Market, Inc.*	1,286	29,450
Bio-Rad Laboratories, Inc. — Class A*	189	27,031
Prestige Brands Holdings, Inc.*	479	26,537
Hill-Rom Holdings, Inc.	516	26,032
Helen of Troy Ltd.*	252	25,916
LifePoint Health, Inc.*	394	25,756
Rollins, Inc.	853	24,967
Tenet Healthcare Corp.*	901	24,904
Snyder's-Lance, Inc.	722	24,469
Lancaster Colony Corp.	177	22,587
Catalent, Inc.*	973	22,369
Akorn, Inc.*	759	21,620
United Natural Foods, Inc.*	457	21,388
Owens & Minor, Inc.	570	21,307
LivaNova plc*	387	19,439
Graham Holdings Co. — Class B	39	19,092

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 67.1% (continued)
Consumer, Non-cyclical - 10.7% (continued)
Molina Healthcare, Inc.*	375	$18,713
CEB, Inc.	292	18,010
FTI Consulting, Inc.*	376	15,296
Dean Foods Co.	833	15,069
Avon Products, Inc.	3,958	14,961
Boston Beer Company, Inc. — Class A*	85	14,538
Halyard Health, Inc.*	423	13,756
Sotheby's	473	12,960
Aaron's, Inc.	587	12,849
Community Health Systems, Inc.*	1,023	12,327
SUPERVALU, Inc.*	2,410	11,375
DeVry Education Group, Inc.	512	9,134
Tootsie Roll Industries, Inc.	163	6,280
Total Consumer, Non-cyclical		2,114,049
Consumer, Cyclical - 8.2%
Domino's Pizza, Inc.	455	59,778
NVR, Inc.*	33	58,751
Carter's, Inc.	461	49,083
JetBlue Airways Corp.*	2,923	48,405
Ingram Micro, Inc. — Class A	1,346	46,814
Casey's General Stores, Inc.	354	46,554
Polaris Industries, Inc.	545	44,560
Copart, Inc.*	903	44,256
Toro Co.	499	44,012
Panera Bread Co. — Class A*	207	43,872
Williams-Sonoma, Inc.	746	38,889
Brunswick Corp.	822	37,253
Toll Brothers, Inc.*	1,384	37,243
Cracker Barrel Old Country Store, Inc.	217	37,209
Dick's Sporting Goods, Inc.	809	36,453
Dunkin' Brands Group, Inc.	832	36,292
Pool Corp.	382	35,919
Skechers U.S.A., Inc. — Class A*	1,206	35,843
Cinemark Holdings, Inc.	959	34,966
Watsco, Inc.	234	32,922
MSC Industrial Direct Company, Inc. — Class A	436	30,764
Tempur Sealy International, Inc.*	553	30,592
World Fuel Services Corp.	643	30,536
CST Brands, Inc.	687	29,596
Scotts Miracle-Gro Co. — Class A	411	28,733
Thor Industries, Inc.	414	26,802
DreamWorks Animation SKG, Inc. — Class A*	651	26,606
Vista Outdoor, Inc.*	551	26,299
Texas Roadhouse, Inc. — Class A	574	26,174
Tupperware Brands Corp.	458	25,776
Jack in the Box, Inc.	295	25,346
GameStop Corp. — Class A	943	25,065
CalAtlantic Group, Inc.	677	24,853
J.C. Penney Company, Inc.*	2,790	24,775
American Eagle Outfitters, Inc.	1,510	24,054
Kate Spade & Co.*	1,161	23,928
Buffalo Wild Wings, Inc.*	171	23,760
Brinker International, Inc.	506	23,038
Cabela's, Inc.*	440	22,026
Big Lots, Inc.	403	20,194
Cheesecake Factory, Inc.	405	19,497
HNI Corp.	403	18,736
Wendy's Co.	1,935	18,615
Deckers Outdoor Corp.*	291	16,738
Herman Miller, Inc.	543	16,230
TRI Pointe Group, Inc.*	1,323	15,638
Office Depot, Inc.*	4,492	14,869
Dana Holding Corp.	1,342	14,172
HSN, Inc.	289	14,141
Churchill Downs, Inc.	109	13,773
Chico's FAS, Inc.	1,203	12,884
KB Home	758	11,529
Abercrombie & Fitch Co. — Class A	613	10,918
Ascena Retail Group, Inc.*	1,550	10,835
Fossil Group, Inc.*	375	10,699
Restoration Hardware Holdings, Inc.*	343	9,837
Guess?, Inc.	581	8,744
International Speedway Corp. — Class A	241	8,061
Total Consumer, Cyclical		1,613,907
Technology - 7.8%
CDK Global, Inc.	1,409	78,186
Synopsys, Inc.*	1,378	74,522
ANSYS, Inc.*	799	72,509
Broadridge Financial Solutions, Inc.	1,073	69,959
Cadence Design Systems, Inc.*	2,730	66,339
Jack Henry & Associates, Inc.	716	62,485
Computer Sciences Corp.	1,258	62,460
MSCI, Inc. — Class A	788	60,771
Ultimate Software Group, Inc.*	262	55,096
Tyler Technologies, Inc.*	295	49,179
Manhattan Associates, Inc.*	655	42,005
Fortinet, Inc.*	1,324	41,825
PTC, Inc.*	1,040	39,083
Brocade Communications Systems, Inc.	4,235	38,877
Teradyne, Inc.	1,844	36,308
Microsemi Corp.*	1,026	33,530
DST Systems, Inc.	283	32,950
MAXIMUS, Inc.	589	32,612
Fair Isaac Corp.	283	31,982
NCR Corp.*	1,124	31,213
Advanced Micro Devices, Inc.*	5,832	29,976
Cypress Semiconductor Corp.	2,829	29,846
Leidos Holdings, Inc.	587	28,100
IPG Photonics Corp.*	332	26,560
j2 Global, Inc.	420	26,531
SYNNEX Corp.	263	24,938
Integrated Device Technology, Inc.*	1,213	24,418
Cree, Inc.*	911	22,265
Convergys Corp.	875	21,875

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 67.1% (continued)
Technology - 7.8% (continued)
Science Applications International Corp.	373	$21,765
Allscripts Healthcare Solutions, Inc.*	1,697	21,552
Lexmark International, Inc. — Class A	568	21,442
ACI Worldwide, Inc.*	1,058	20,642
Fairchild Semiconductor International, Inc. — Class A*	1,031	20,465
Rackspace Hosting, Inc.*	970	20,234
Mentor Graphics Corp.	912	19,389
NetScout Systems, Inc.*	851	18,935
VeriFone Systems, Inc.*	1,000	18,540
Synaptics, Inc.*	334	17,953
Silicon Laboratories, Inc.*	352	17,156
Intersil Corp. — Class A	1,225	16,587
CommVault Systems, Inc.*	373	16,110
Acxiom Corp.*	703	15,459
Diebold, Inc.	591	14,675
3D Systems Corp.*	966	13,225
Total Technology		1,540,529
Utilities - 4.1%
Atmos Energy Corp.	928	75,465
Westar Energy, Inc.	1,286	72,132
UGI Corp.	1,567	70,907
OGE Energy Corp.	1,812	59,343
Aqua America, Inc.	1,609	57,377
National Fuel Gas Co.	771	43,854
Great Plains Energy, Inc.	1,402	42,621
MDU Resources Group, Inc.	1,772	42,528
Questar Corp.	1,592	40,389
Vectren Corp.	751	39,555
IDACORP, Inc.	457	37,177
Southwest Gas Corp.	434	34,160
WGL Holdings, Inc.	457	32,351
Hawaiian Electric Industries, Inc.	979	32,101
ONE Gas, Inc.	473	31,497
New Jersey Resources Corp.	781	30,108
Black Hills Corp.	468	29,503
PNM Resources, Inc.	723	25,623
Talen Energy Corp.*	583	7,900
Total Utilities		804,591
Basic Materials - 3.3%
Valspar Corp.	662	71,516
Ashland, Inc.	563	64,615
RPM International, Inc.	1,205	60,190
Steel Dynamics, Inc.	2,210	54,146
Reliance Steel & Aluminum Co.	656	50,446
Royal Gold, Inc.	592	42,636
NewMarket Corp.	90	37,294
Olin Corp.	1,499	37,235
Sensient Technologies Corp.	407	28,913
PolyOne Corp.	763	26,888
Cabot Corp.	566	25,844
Compass Minerals International, Inc.	307	22,776
United States Steel Corp.	1,329	22,407
Domtar Corp.	568	19,886
Minerals Technologies, Inc.	316	17,949
Commercial Metals Co.	1,039	17,559
Worthington Industries, Inc.	408	17,258
Carpenter Technology Corp.	423	13,929
Allegheny Technologies, Inc.	988	12,597
Total Basic Materials		644,084
Energy - 2.5%
Energen Corp.	881	42,473
HollyFrontier Corp.	1,595	37,913
QEP Resources, Inc.	2,148	37,869
Gulfport Energy Corp.*	1,137	35,542
CONSOL Energy, Inc.	2,081	33,483
Patterson-UTI Energy, Inc.	1,337	28,504
Oceaneering International, Inc.	890	26,576
Ensco plc — Class A	2,734	26,547
Nabors Industries Ltd.	2,558	25,708
Superior Energy Services, Inc.	1,374	25,295
Murphy USA, Inc.*	336	24,918
WPX Energy, Inc.*	2,515	23,415
Dril-Quip, Inc.*	344	20,100
Rowan Companies plc — Class A	1,138	20,097
Noble Corporation plc	2,207	18,186
NOW, Inc.*	975	17,687
SM Energy Co.	618	16,686
Oil States International, Inc.*	466	15,322
Western Refining, Inc.	728	15,019
Denbury Resources, Inc.	3,181	11,420
Total Energy		502,760
Communications - 1.9%
FactSet Research Systems, Inc.	371	59,887
AMC Networks, Inc. — Class A*	555	33,533
ARRIS International plc*	1,585	33,221
ViaSat, Inc.*	409	29,203
Telephone & Data Systems, Inc.	859	25,478
John Wiley & Sons, Inc. — Class A	438	22,855
Ciena Corp.*	1,173	21,994
Cable One, Inc.	40	20,456
WebMD Health Corp. — Class A*	351	20,396
Meredith Corp.	341	17,701
InterDigital, Inc.	314	17,484
Time, Inc.	923	15,193
Polycom, Inc.*	1,231	13,849
New York Times Co. — Class A	1,119	13,540
Plantronics, Inc.	302	13,288
NeuStar, Inc. — Class A*	493	11,590
comScore, Inc.*	427	10,197
Total Communications		379,865
Total Common Stocks
(Cost $12,309,443)		13,293,776

MUTUAL FUNDS† - 8.8%
Guggenheim Strategy Fund I1	35,019	872,329
Guggenheim Strategy Fund II1	35,141	871,852
Total Mutual Funds
(Cost $1,739,378)		1,744,181

Mid-Cap 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,2 - 7.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$605,380	$605,380
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	514,675	514,675
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	392,262	392,262
Total Repurchase Agreements
(Cost $1,512,317)		1,512,317
Total Investments - 83.5%
(Cost $15,561,138)		$16,550,274
Other Assets & Liabilities, net - 16.5%		3,249,618
Total Net Assets - 100.0%		$19,799,892

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $2,984,800)	20	$5,827

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2016 S&P MidCap 400 Index Swap 0.44%[4], Terminating 07/29/16 (Notional Value $8,862,472)	5,922	$167,587
Credit Suisse Capital, LLC July 2016 S&P MidCap 400 Index Swap 0.45%[4], Terminating 07/26/16 (Notional Value $2,520,044)	1,684	135,842
Goldman Sachs International July 2016 S&P MidCap 400 Index Swap 0.44%[4], Terminating 07/27/16 (Notional Value $1,905,171)	1,273	102,704
(Total Notional Value $13,287,687)		$406,133

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[4]	Total Return based on S&P MidCap 400 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$13,293,776	$—	$—	$—	$—	$13,293,776
Equity Futures Contracts	—	5,827	—	—	—	5,827
Equity Index Swap Agreements	—	—	—	406,132	—	406,132
Mutual Funds	1,744,181	—	—	—	—	1,744,181
Repurchase Agreements	—	—	1,512,317	—	—	1,512,317
Total	$15,037,957	$5,827	$1,512,317	$406,132	$—	$16,962,233
* Other financial instruments include futures contacts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Monthly Rebalance Nasdaq-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 65.2%
Communications - 24.0%
Amazon.com, Inc.*	280	$200,374
Facebook, Inc. — Class A*	1,371	156,678
Alphabet, Inc. — Class C*	204	141,189
Alphabet, Inc. — Class A*	174	122,414
Comcast Corp. — Class A	1,434	93,483
Cisco Systems, Inc.	2,983	85,582
Charter Communications, Inc. — Class A*	160	36,582
Priceline Group, Inc.*	29	36,204
Baidu, Inc. ADR*	163	26,919
Netflix, Inc.*	254	23,236
Yahoo!, Inc.*	563	21,146
T-Mobile US, Inc.*	488	21,115
Twenty-First Century Fox, Inc. — Class A	650	17,582
eBay, Inc.*	681	15,942
Twenty-First Century Fox, Inc. — Class B	474	12,917
Sirius XM Holdings, Inc.*	2,941	11,617
JD.com, Inc. ADR*	539	11,443
Liberty Global plc*	388	11,116
Ctrip.com International Ltd. ADR*	221	9,105
Expedia, Inc.	81	8,610
Viacom, Inc. — Class B	206	8,543
Symantec Corp.	363	7,456
Vodafone Group plc ADR	230	7,105
DISH Network Corp. — Class A*	134	7,022
TripAdvisor, Inc.*	79	5,080
Liberty Global plc — Class A*	169	4,911
Discovery Communications, Inc. — Class C*	148	3,530
Liberty Ventures*	80	2,966
Discovery Communications, Inc. — Class A*	89	2,245
Liberty Global plc LiLAC — Class C*	48	1,573
Liberty Global plc LiLAC — Class A*	21	680
Total Communications		1,114,365
Technology - 22.7%
Apple, Inc.	3,249	310,603
Microsoft Corp.	4,662	238,555
Intel Corp.	2,801	91,873
QUALCOMM, Inc.	871	46,660
Texas Instruments, Inc.	596	37,339
Broadcom Ltd.	232	36,053
Adobe Systems, Inc.*	297	28,450
Cognizant Technology Solutions Corp. — Class A*	359	20,549
Activision Blizzard, Inc.	438	17,358
Intuit, Inc.	152	16,965
NXP Semiconductor N.V.*	203	15,903
Applied Materials, Inc.	646	15,484
NVIDIA Corp.	317	14,902
Fiserv, Inc.*	132	14,352
Electronic Arts, Inc.*	179	13,561
Paychex, Inc.	214	12,733
Cerner Corp.*	201	11,779
Analog Devices, Inc.	182	10,308
NetEase, Inc. ADR	45	8,695
Micron Technology, Inc.*	615	8,462
Check Point Software Technologies Ltd.*	102	8,127
CA, Inc.	247	8,109
Lam Research Corp.	95	7,986
Western Digital Corp.	167	7,892
Citrix Systems, Inc.*	92	7,368
Autodesk, Inc.*	133	7,201
Skyworks Solutions, Inc.	113	7,151
Xilinx, Inc.	150	6,920
Linear Technology Corp.	142	6,607
Maxim Integrated Products, Inc.	169	6,032
Akamai Technologies, Inc.*	104	5,817
Seagate Technology plc	177	4,312
NetApp, Inc.	171	4,205
Total Technology		1,058,311
Consumer, Non-cyclical - 11.9%
Amgen, Inc.	446	67,858
Gilead Sciences, Inc.	790	65,902
Kraft Heinz Co.	721	63,794
Celgene Corp.*	459	45,271
Mondelez International, Inc. — Class A	921	41,915
Biogen, Inc.*	130	31,437
Express Scripts Holding Co.*	375	28,425
PayPal Holdings, Inc.*	719	26,251
Automatic Data Processing, Inc.	270	24,805
Regeneron Pharmaceuticals, Inc.*	61	21,303
Monster Beverage Corp.*	120	19,285
Alexion Pharmaceuticals, Inc.*	133	15,529
Intuitive Surgical, Inc.*	23	15,212
Mylan N.V.*	302	13,058
Vertex Pharmaceuticals, Inc.*	147	12,645
Illumina, Inc.*	87	12,213
Incyte Corp.*	111	8,878
Henry Schein, Inc.*	49	8,663
DENTSPLY SIRONA, Inc.	139	8,624
Verisk Analytics, Inc. — Class A*	100	8,108
BioMarin Pharmaceutical, Inc.*	96	7,469
Whole Foods Market, Inc.	190	6,084
Endo International plc*	132	2,058
Total Consumer, Non-cyclical		554,787
Consumer, Cyclical - 6.0%
Walgreens Boots Alliance, Inc.	641	53,376
Starbucks Corp.	869	49,637
Costco Wholesale Corp.	260	40,831
Tesla Motors, Inc.*	88	18,681
O'Reilly Automotive, Inc.*	57	15,453
Ross Stores, Inc.	238	13,492
Dollar Tree, Inc.*	140	13,194
PACCAR, Inc.	208	10,789
Marriott International, Inc. — Class A	151	10,035
American Airlines Group, Inc.	343	9,710
Ulta Salon Cosmetics & Fragrance, Inc.*	37	9,015

Monthly Rebalance Nasdaq-100 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 65.2% (continued)
Consumer, Cyclical - 6.0% (continued)
Fastenal Co.	171	$7,591
Tractor Supply Co.	79	7,203
Liberty Interactive Corporation QVC Group — Class A*	268	6,799
Mattel, Inc.	202	6,321
Norwegian Cruise Line Holdings Ltd.*	135	5,378
Bed Bath & Beyond, Inc.	92	3,976
Total Consumer, Cyclical		281,481
Industrial - 0.6%
CSX Corp.	567	14,787
SBA Communications Corp. — Class A*	74	7,988
Stericycle, Inc.*	50	5,206
Total Industrial		27,981
Total Common Stocks
(Cost $2,968,633)		3,036,925

MUTUAL FUNDS† - 8.3%
Guggenheim Strategy Fund I1	7,722	192,344
Guggenheim Strategy Fund II1	7,748	192,224
Total Mutual Funds
(Cost $383,870)		384,568

	Face Amount
REPURCHASE AGREEMENTS††,2 - 1.7%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	$80,889	80,889
Total Repurchase Agreements
(Cost $80,889)		80,889
Total Investments - 75.2%
(Cost $3,433,392)		$3,502,382
Other Assets & Liabilities, net - 24.8%		1,154,384
Total Net Assets - 100.0%		$4,656,766

	Contracts	Unrealized Gain (Loss)
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $704,920)	8	$(1,514)

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2016 NASDAQ-100 Index Swap 0.44%[4], Terminating 07/29/16 (Notional Value $4,958,978)	1,123	$59,350
Goldman Sachs International July 2016 NASDAQ-100 Index Swap 0.44%[4], Terminating 07/26/16 (Notional Value $585,642)	133	28,733
(Total Notional Value $5,544,620)		$88,083

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreement — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[4]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is rate effective at June 30, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$3,036,925	$—	$—	$—	$—	$3,036,925
Equity Index Swap Agreements	—	—	—	88,083	—	88,083
Mutual Funds	384,568	—	—	—	—	384,568
Repurchase Agreements	—	—	80,889	—	—	80,889
Total	$3,421,493	$—	$80,889	$88,083	$—	$3,590,465

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$1,514	$—	$—	$—	$1,514

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 78.8%
Communications - 28.9%
Amazon.com, Inc.*	54,109	$38,721,482
Facebook, Inc. — Class A*	265,122	30,298,141
Alphabet, Inc. — Class C*	39,385	27,258,359
Alphabet, Inc. — Class A*	33,678	23,693,483
Comcast Corp. — Class A	277,265	18,074,906
Cisco Systems, Inc.	576,801	16,548,421
Priceline Group, Inc.*	5,692	7,105,949
Charter Communications, Inc. — Class A*	31,008	7,089,669
Baidu, Inc. ADR*	31,424	5,189,674
Netflix, Inc.*	49,117	4,493,223
Yahoo!, Inc.*	108,936	4,091,636
T-Mobile US, Inc.*	94,286	4,079,755
Twenty-First Century Fox, Inc. — Class A	125,656	3,398,995
eBay, Inc.*	131,755	3,084,385
Twenty-First Century Fox, Inc. — Class B	91,573	2,495,364
Sirius XM Holdings, Inc.*	568,594	2,245,946
JD.com, Inc. ADR*	104,191	2,211,975
Liberty Global plc*	75,088	2,151,271
Ctrip.com International Ltd. ADR*	42,730	1,760,476
Expedia, Inc.	15,595	1,657,749
Viacom, Inc. — Class B	39,749	1,648,391
Symantec Corp.	70,217	1,442,257
Vodafone Group plc ADR	44,480	1,373,987
DISH Network Corp. — Class A*	25,949	1,359,728
TripAdvisor, Inc.*	15,242	980,061
Liberty Global plc — Class A*	32,668	949,332
Discovery Communications, Inc. — Class C*	28,523	680,274
Liberty Ventures*	15,489	574,177
Discovery Communications, Inc. — Class A*	17,257	435,394
Liberty Global plc LiLAC — Class C*	9,094	295,453
Liberty Global plc LiLAC — Class A*	3,956	127,626
Total Communications		215,517,539
Technology - 27.5%
Apple, Inc.	628,143	60,050,471
Microsoft Corp.	901,427	46,126,020
Intel Corp.	541,514	17,761,660
QUALCOMM, Inc.	168,453	9,024,027
Texas Instruments, Inc.	115,163	7,214,962
Broadcom Ltd.	44,776	6,958,190
Adobe Systems, Inc.*	57,363	5,494,801
Cognizant Technology Solutions Corp. — Class A*	69,480	3,977,035
Activision Blizzard, Inc.	84,659	3,355,036
Intuit, Inc.	29,342	3,274,861
NXP Semiconductor N.V.*	39,280	3,077,195
Applied Materials, Inc.	124,902	2,993,901
NVIDIA Corp.	61,238	2,878,798
Fiserv, Inc.*	25,496	2,772,180
Electronic Arts, Inc.*	34,587	2,620,311
Paychex, Inc.	41,298	2,457,231
Cerner Corp.*	38,769	2,271,863
Analog Devices, Inc.	35,246	1,996,333
NetEase, Inc. ADR	8,757	1,692,028
Micron Technology, Inc.*	118,926	1,636,422
CA, Inc.	47,795	1,569,110
Check Point Software Technologies Ltd.*	19,665	1,566,907
Lam Research Corp.	18,302	1,538,466
Western Digital Corp.	32,284	1,525,742
Citrix Systems, Inc.*	17,787	1,424,561
Autodesk, Inc.*	25,755	1,394,376
Skyworks Solutions, Inc.	21,816	1,380,516
Xilinx, Inc.	29,097	1,342,245
Linear Technology Corp.	27,420	1,275,853
Maxim Integrated Products, Inc.	32,604	1,163,637
Akamai Technologies, Inc.*	20,137	1,126,262
Seagate Technology plc	34,229	833,818
NetApp, Inc.	33,151	815,183
Total Technology		204,590,001
Consumer, Non-cyclical - 14.4%
Amgen, Inc.	86,149	13,107,571
Gilead Sciences, Inc.	152,732	12,740,904
Kraft Heinz Co.	139,444	12,338,006
Celgene Corp.*	88,830	8,761,303
Mondelez International, Inc. — Class A	177,989	8,100,279
Biogen, Inc.*	25,120	6,074,518
Express Scripts Holding Co.*	72,538	5,498,380
PayPal Holdings, Inc.*	138,994	5,074,671
Automatic Data Processing, Inc.	52,240	4,799,289
Regeneron Pharmaceuticals, Inc.*	11,831	4,131,740
Monster Beverage Corp.*	23,285	3,742,132
Alexion Pharmaceuticals, Inc.*	25,690	2,999,564
Intuitive Surgical, Inc.*	4,365	2,887,055
Mylan N.V.*	58,299	2,520,849
Vertex Pharmaceuticals, Inc.*	28,366	2,440,043
Illumina, Inc.*	16,881	2,369,755
Incyte Corp.*	21,516	1,720,850
DENTSPLY SIRONA, Inc.	26,859	1,666,332
Henry Schein, Inc.*	9,411	1,663,865
Verisk Analytics, Inc. — Class A*	19,285	1,563,628
BioMarin Pharmaceutical, Inc.*	18,615	1,448,247
Whole Foods Market, Inc.	36,815	1,178,816
Endo International plc*	25,533	398,059
Total Consumer, Non-cyclical		107,225,856
Consumer, Cyclical - 7.3%
Walgreens Boots Alliance, Inc.	123,881	10,315,571
Starbucks Corp.	167,993	9,595,760
Costco Wholesale Corp.	50,348	7,906,650
Tesla Motors, Inc.*	16,920	3,591,778
O'Reilly Automotive, Inc.*	11,061	2,998,637
Ross Stores, Inc.	46,078	2,612,162
Dollar Tree, Inc.*	27,014	2,545,799
PACCAR, Inc.	40,191	2,084,707
Marriott International, Inc. — Class A	29,154	1,937,575
American Airlines Group, Inc.	66,304	1,877,066
Ulta Salon Cosmetics & Fragrance, Inc.*	7,183	1,750,066

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 78.8% (continued)
Consumer, Cyclical - 7.3% (continued)
Fastenal Co.	33,129	$1,470,596
Tractor Supply Co.	15,301	1,395,145
Liberty Interactive Corporation QVC Group — Class A*	51,783	1,313,735
Mattel, Inc.	39,041	1,221,593
Norwegian Cruise Line Holdings Ltd.*	26,032	1,037,115
Bed Bath & Beyond, Inc.	17,703	765,124
Total Consumer, Cyclical		54,419,079
Industrial - 0.7%
CSX Corp.	109,617	2,858,811
SBA Communications Corp. — Class A*	14,395	1,553,796
Stericycle, Inc.*	9,738	1,013,921
Total Industrial		5,426,528
Total Common Stocks
(Cost $354,217,593)		587,179,003

MUTUAL FUNDS† - 2.9%
Guggenheim Strategy Fund I1	500,094	12,457,333
Guggenheim Strategy Fund II1	381,310	9,460,289
Total Mutual Funds
(Cost $21,867,632)		21,917,622

	Face Amount
FEDERAL AGENCY NOTES†† - 6.6%
Federal Farm Credit Bank[2]
0.63% due 08/08/18[3]	$15,000,000	15,004,785
0.59% due 08/21/17[3]	10,000,000	9,999,900
0.46% due 08/01/17[3]	9,000,000	8,991,603
0.50% due 01/09/18[3]	5,000,000	4,992,400
Total Federal Farm Credit Bank		38,988,688
Fannie Mae[4]
0.45% due 09/08/17[3]	10,000,000	9,995,200
Total Federal Agency Notes
(Cost $48,990,098)		48,983,888

FEDERAL AGENCY DISCOUNT NOTES†† - 6.5%
Federal Home Loan Bank[2]
0.37% due 09/19/16	20,000,000	19,987,560
0.35% due 09/13/16	10,000,000	9,994,240
0.58% due 09/14/16	810,000	809,528
Total Federal Home Loan Bank		30,791,328
Federal Farm Credit Bank[2]
0.43% due 11/22/16[3]	10,000,000	9,999,690
Federal Agricultural Mortgage Corporation
0.66% due 12/09/16	8,000,000	7,985,688
Total Federal Agency Discount Notes
(Cost $48,762,720)		48,776,706

U.S. TREASURY BILLS†† - 0.1%
U.S. Treasury Bill
0.00% due 07/14/16[5]	500,000	499,978
Total U.S. Treasury Bills
(Cost $499,961)		499,978

REPURCHASE AGREEMENTS††,6 - 1.8%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[7]	5,824,907	5,824,907
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	4,212,038	4,212,038
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	3,580,948	3,580,948
Total Repurchase Agreements
(Cost $13,617,893)		13,617,893
Total Investments - 96.7%
(Cost $487,955,897)		$720,975,090
Other Assets & Liabilities, net - 3.3%		24,239,473
Total Net Assets - 100.0%		$745,214,563

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $30,840,250)	350	$234,602

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2016 NASDAQ-100 Index Swap 0.44%[8], Terminating 07/26/16 (Notional Value $26,091,925)	5,906	$1,261,299
Barclays Bank plc July 2016 NASDAQ-100 Index Swap 0.44%[8], Terminating 07/29/16 (Notional Value $90,580,562)	20,504	1,052,975
Credit Suisse Capital, LLC July 2016 NASDAQ-100 Index Swap 0.45%[8], Terminating 07/26/16 (Notional Value $10,167,112)	2,301	499,171
(Total Notional Value $126,839,599)		$2,813,445

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Zero coupon rate security.
[6]	Repurchase Agreements — See Note 4.

NASDAQ-100® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

[7]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[8]	Total Return based on NASDAQ-100 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$587,179,003	$—	$—	$—	$—	$587,179,003
Equity Futures Contracts	—	234,602	—	—	—	234,602
Equity Index Swap Agreements	—	—	—	2,813,445	—	2,813,445
Federal Agency Discount Notes	—	—	48,776,706	—	—	48,776,706
Federal Agency Notes	—	—	48,983,888	—	—	48,983,888
Mutual Funds	21,917,622	—	—	—	—	21,917,622
Repurchase Agreements	—	—	13,617,893	—	—	13,617,893
U.S. Treasury Bills	—	—	499,978	—	—	499,978
Total	$609,096,625	$234,602	$111,878,465	$2,813,445	$—	$724,022,637

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 66.2%
Consumer, Non-cyclical - 16.3%
Johnson & Johnson	22,626	$2,744,533
Procter & Gamble Co.	21,895	1,853,850
Pfizer, Inc.	49,887	1,756,521
Coca-Cola Co.	32,027	1,451,784
Merck & Company, Inc.	22,769	1,311,722
Philip Morris International, Inc.	12,760	1,297,948
PepsiCo, Inc.	11,881	1,258,673
Altria Group, Inc.	16,093	1,109,773
UnitedHealth Group, Inc.	7,821	1,104,325
Bristol-Myers Squibb Co.	13,731	1,009,915
Medtronic plc	11,566	1,003,581
Amgen, Inc.	6,179	940,134
Gilead Sciences, Inc.	10,955	913,866
AbbVie, Inc.	13,304	823,651
Allergan plc*	3,254	751,967
Eli Lilly & Co.	7,990	629,213
Celgene Corp.*	6,372	628,470
Mondelez International, Inc. — Class A	12,767	581,027
Colgate-Palmolive Co.	7,346	537,727
Danaher Corp.	4,928	497,728
Thermo Fisher Scientific, Inc.	3,237	478,299
Abbott Laboratories	12,085	475,061
Biogen, Inc.*	1,802	435,760
Kraft Heinz Co.	4,901	433,640
Kimberly-Clark Corp.	2,962	407,216
Express Scripts Holding Co.*	5,205	394,540
Reynolds American, Inc.	6,810	367,263
Aetna, Inc.	2,884	352,223
General Mills, Inc.	4,889	348,683
McKesson Corp.	1,850	345,302
Automatic Data Processing, Inc.	3,747	344,237
PayPal Holdings, Inc.*	9,072	331,219
Stryker Corp.	2,584	309,641
Becton Dickinson and Co.	1,745	295,935
Kroger Co.	7,845	288,617
Anthem, Inc.	2,163	284,088
Cigna Corp.	2,110	270,059
Boston Scientific Corp.*	11,161	260,833
Constellation Brands, Inc. — Class A	1,451	239,995
S&P Global, Inc.	2,176	233,398
Regeneron Pharmaceuticals, Inc.*	641	223,856
Humana, Inc.	1,226	220,533
Sysco Corp.	4,310	218,689
Alexion Pharmaceuticals, Inc.*	1,843	215,189
Cardinal Health, Inc.	2,680	209,067
Archer-Daniels-Midland Co.	4,833	207,287
Intuitive Surgical, Inc.*	313	207,021
Baxter International, Inc.	4,543	205,434
HCA Holdings, Inc.*	2,477	190,754
Monster Beverage Corp.*	1,158	186,102
St. Jude Medical, Inc.	2,338	182,364
Zoetis, Inc.	3,755	178,212
Vertex Pharmaceuticals, Inc.*	2,034	174,965
Edwards Lifesciences Corp.*	1,741	173,630
ConAgra Foods, Inc.	3,590	171,638
Illumina, Inc.*	1,211	170,000
Kellogg Co.	2,073	169,260
Estee Lauder Companies, Inc. — Class A	1,831	166,658
Tyson Foods, Inc. — Class A	2,472	165,105
Zimmer Biomet Holdings, Inc.	1,343	161,670
Nielsen Holdings plc	2,967	154,195
Molson Coors Brewing Co. — Class B	1,515	153,212
Mylan N.V.*	3,513	151,902
JM Smucker Co.	983	149,819
Dr Pepper Snapple Group, Inc.	1,528	147,651
Clorox Co.	1,064	147,247
CR Bard, Inc.	603	141,801
Mead Johnson Nutrition Co. — Class A	1,534	139,211
Hershey Co.	1,155	131,081
Moody's Corp.	1,390	130,257
Equifax, Inc.	978	125,575
AmerisourceBergen Corp. — Class A	1,509	119,694
DENTSPLY SIRONA, Inc.	1,926	119,489
Henry Schein, Inc.*	675	119,340
Laboratory Corporation of America Holdings*	842	109,687
Church & Dwight Company, Inc.	1,055	108,549
Perrigo Company plc	1,178	106,809
DaVita HealthCare Partners, Inc.*	1,341	103,686
Verisk Analytics, Inc. — Class A*	1,272	103,134
McCormick & Company, Inc.	948	101,123
Centene Corp.*	1,402	100,061
Universal Health Services, Inc. — Class B	738	98,966
Campbell Soup Co.	1,475	98,132
Quest Diagnostics, Inc.	1,164	94,761
Global Payments, Inc.	1,267	90,438
Whole Foods Market, Inc.	2,641	84,565
Brown-Forman Corp. — Class B	827	82,502
Hormel Foods Corp.	2,223	81,362
Western Union Co.	4,040	77,487
Total System Services, Inc.	1,389	73,770
Cintas Corp.	713	69,967
Hologic, Inc.*	1,995	69,027
Varian Medical Systems, Inc.*	782	64,304
Avery Dennison Corp.	733	54,792
Mallinckrodt plc*	899	54,641
United Rentals, Inc.*	728	48,849
H&R Block, Inc.	1,846	42,458
Robert Half International, Inc.	1,080	41,213
Patterson Companies, Inc.	684	32,757
Quanta Services, Inc.*	1,242	28,715
Endo International plc*	1,684	26,254
Total Consumer, Non-cyclical		36,878,334
Financial - 11.1%
Berkshire Hathaway, Inc. — Class B*	15,414	2,231,793
JPMorgan Chase & Co.	30,078	1,869,047
Wells Fargo & Co.	38,003	1,798,682
Visa, Inc. — Class A	15,668	1,162,096

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 66.2% (continued)
Financial - 11.1% (continued)
Bank of America Corp.	84,493	$1,121,222
Citigroup, Inc.	24,142	1,023,379
MasterCard, Inc. — Class A	7,985	703,159
Simon Property Group, Inc.	2,545	552,010
U.S. Bancorp	13,349	538,365
Chubb Ltd.	3,821	499,443
American International Group, Inc.	9,205	486,852
Goldman Sachs Group, Inc.	3,178	472,187
American Express Co.	6,649	403,993
American Tower Corp. — Class A	3,492	396,725
MetLife, Inc.	9,037	359,944
BlackRock, Inc. — Class A	1,035	354,520
Bank of New York Mellon Corp.	8,860	344,211
PNC Financial Services Group, Inc.	4,107	334,268
Morgan Stanley	12,428	322,879
Public Storage	1,212	309,775
Marsh & McLennan Companies, Inc.	4,287	293,488
Travelers Companies, Inc.	2,405	286,291
Crown Castle International Corp.	2,771	281,063
CME Group, Inc. — Class A	2,785	271,259
Capital One Financial Corp.	4,212	267,504
Prudential Financial, Inc.	3,635	259,321
Intercontinental Exchange, Inc.	979	250,585
Charles Schwab Corp.	9,893	250,392
Aflac, Inc.	3,405	245,705
BB&T Corp.	6,752	240,438
Aon plc	2,179	238,012
Welltower, Inc.	2,936	223,636
Equinix, Inc.	570	221,006
Allstate Corp.	3,079	215,376
Prologis, Inc.	4,321	211,902
Equity Residential	3,006	207,054
AvalonBay Communities, Inc.	1,128	203,480
Ventas, Inc.	2,781	202,512
Weyerhaeuser Co.	6,145	182,937
Discover Financial Services	3,391	181,724
State Street Corp.	3,257	175,617
Synchrony Financial*	6,859	173,396
SunTrust Banks, Inc.	4,122	169,332
Boston Properties, Inc.	1,264	166,722
Progressive Corp.	4,796	160,666
M&T Bank Corp.	1,307	154,527
T. Rowe Price Group, Inc.	2,041	148,932
Realty Income Corp.	2,119	146,974
Vornado Realty Trust	1,459	146,075
Hartford Financial Services Group, Inc.	3,236	143,614
General Growth Properties, Inc.	4,795	142,987
Willis Towers Watson plc	1,139	141,589
HCP, Inc.	3,842	135,930
Digital Realty Trust, Inc.	1,208	131,660
Essex Property Trust, Inc.	538	122,712
Ameriprise Financial, Inc.	1,364	122,555
Northern Trust Corp.	1,763	116,816
Fifth Third Bancorp	6,315	111,081
Kimco Realty Corp.	3,452	108,323
Franklin Resources, Inc.	3,031	101,144
Host Hotels & Resorts, Inc.	6,147	99,643
Federal Realty Investment Trust	583	96,516
Extra Space Storage, Inc.	1,030	95,316
Alliance Data Systems Corp.*	485	95,021
Cincinnati Financial Corp.	1,217	91,141
Principal Financial Group, Inc.	2,217	91,141
Loews Corp.	2,203	90,521
Regions Financial Corp.	10,419	88,666
Macerich Co.	1,038	88,635
SL Green Realty Corp.	824	87,731
Invesco Ltd.	3,432	87,653
Citizens Financial Group, Inc.	4,350	86,913
UDR, Inc.	2,197	81,113
Iron Mountain, Inc.	1,966	78,306
XL Group plc — Class A	2,342	78,012
KeyCorp	6,929	76,565
Lincoln National Corp.	1,966	76,222
Arthur J Gallagher & Co.	1,456	69,306
CBRE Group, Inc. — Class A*	2,400	63,552
Affiliated Managers Group, Inc.*	442	62,220
Unum Group	1,955	62,149
Nasdaq, Inc.	947	61,242
Comerica, Inc.	1,440	59,227
Huntington Bancshares, Inc.	6,571	58,745
Torchmark Corp.	922	56,998
Apartment Investment & Management Co. — Class A	1,288	56,878
E*TRADE Financial Corp.*	2,293	53,863
Assurant, Inc.	509	43,932
Zions Bancorporation	1,682	42,269
People's United Financial, Inc.	2,557	37,486
Navient Corp.	2,719	32,492
Legg Mason, Inc.	867	25,568
Total Financial		25,113,929
Communications - 8.5%
Amazon.com, Inc.*	3,182	2,277,103
AT&T, Inc.	50,637	2,188,026
Facebook, Inc. — Class A*	19,016	2,173,149
Verizon Communications, Inc.	33,530	1,872,315
Alphabet, Inc. — Class A*	2,416	1,699,728
Alphabet, Inc. — Class C*	2,429	1,681,111
Comcast Corp. — Class A	19,887	1,296,433
Walt Disney Co.	12,278	1,201,033
Cisco Systems, Inc.	41,372	1,186,962
Priceline Group, Inc.*	408	509,351
Time Warner, Inc.	6,469	475,730
Netflix, Inc.*	3,523	322,284
Yahoo!, Inc.*	7,189	270,019
Twenty-First Century Fox, Inc. — Class A	9,013	243,802
eBay, Inc.*	8,694	203,527
CBS Corp. — Class B	3,416	185,967
Omnicom Group, Inc.	1,955	159,313
CenturyLink, Inc.	4,492	130,313
Level 3 Communications, Inc.*	2,385	122,804
Viacom, Inc. — Class B	2,851	118,231
Symantec Corp.	5,036	103,439
Expedia, Inc.	963	102,367

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 66.2% (continued)
Communications - 8.5% (continued)
Twenty-First Century Fox, Inc. — Class B	3,547	$96,656
Motorola Solutions, Inc.	1,307	86,223
Interpublic Group of Companies, Inc.	3,310	76,461
VeriSign, Inc.*	785	67,871
Juniper Networks, Inc.	2,906	65,356
F5 Networks, Inc.*	551	62,726
TripAdvisor, Inc.*	940	60,442
Scripps Networks Interactive, Inc. — Class A	781	48,633
Frontier Communications Corp.	9,649	47,666
Discovery Communications, Inc. — Class C*	1,964	46,841
TEGNA, Inc.	1,790	41,474
News Corp. — Class A	3,130	35,526
Discovery Communications, Inc. — Class A*	1,238	31,235
News Corp. — Class B	887	10,351
Total Communications		19,300,468
Technology - 8.3%
Apple, Inc.	45,055	4,307,258
Microsoft Corp.	64,657	3,308,499
Intel Corp.	38,841	1,273,985
International Business Machines Corp.	7,265	1,102,682
Oracle Corp.	25,601	1,047,849
QUALCOMM, Inc.	12,083	647,286
Accenture plc — Class A	5,131	581,291
Texas Instruments, Inc.	8,260	517,489
Broadcom Ltd.	3,051	474,125
EMC Corp.	16,066	436,514
salesforce.com, Inc.*	5,238	415,949
Adobe Systems, Inc.*	4,115	394,176
Cognizant Technology Solutions Corp. — Class A*	4,984	285,284
Hewlett Packard Enterprise Co.	13,669	249,733
Intuit, Inc.	2,105	234,939
Applied Materials, Inc.	8,959	214,747
Fiserv, Inc.*	1,828	198,758
NVIDIA Corp.	4,173	196,173
Electronic Arts, Inc.*	2,481	187,960
HP, Inc.	14,071	176,591
Fidelity National Information Services, Inc.	2,282	168,138
Activision Blizzard, Inc.	4,190	166,050
Paychex, Inc.	2,636	156,842
Cerner Corp.*	2,475	145,035
Analog Devices, Inc.	2,528	143,186
Micron Technology, Inc.*	8,530	117,373
Lam Research Corp.	1,312	110,287
Western Digital Corp.	2,316	109,434
Red Hat, Inc.*	1,492	108,319
Citrix Systems, Inc.*	1,276	102,195
Autodesk, Inc.*	1,847	99,997
Skyworks Solutions, Inc.	1,565	99,033
Xilinx, Inc.	2,087	96,273
KLA-Tencor Corp.	1,281	93,833
Linear Technology Corp.	1,967	91,525
Microchip Technology, Inc.	1,766	89,642
Akamai Technologies, Inc.*	1,444	80,763
CA, Inc.	2,433	79,875
Xerox Corp.	7,833	74,335
Seagate Technology plc	2,455	59,804
NetApp, Inc.	2,378	58,475
Qorvo, Inc.*	1,049	57,968
Dun & Bradstreet Corp.	298	36,308
Pitney Bowes, Inc.	1,552	27,626
Teradata Corp.*	1,069	26,800
CSRA, Inc.	1,128	26,429
Total Technology		18,676,833
Consumer, Cyclical - 6.6%
Home Depot, Inc.	10,233	1,306,652
Wal-Mart Stores, Inc.	12,562	917,277
McDonald's Corp.	7,221	868,976
CVS Health Corp.	8,834	845,768
Starbucks Corp.	12,050	688,296
NIKE, Inc. — Class B	10,952	604,550
Walgreens Boots Alliance, Inc.	7,109	591,966
Lowe's Companies, Inc.	7,289	577,070
Costco Wholesale Corp.	3,603	565,815
TJX Companies, Inc.	5,438	419,976
Ford Motor Co.	32,096	403,447
Target Corp.	4,847	338,418
General Motors Co.	11,526	326,186
Yum! Brands, Inc.	3,351	277,865
Johnson Controls, Inc.	5,333	236,038
Delta Air Lines, Inc.	6,347	231,222
Dollar General Corp.	2,334	219,396
O'Reilly Automotive, Inc.*	793	214,982
Southwest Airlines Co.	5,254	206,009
AutoZone, Inc.*	245	194,491
Ross Stores, Inc.	3,305	187,360
Dollar Tree, Inc.*	1,938	182,637
Newell Brands, Inc.	3,756	182,429
VF Corp.	2,744	168,729
Carnival Corp.	3,607	159,429
PACCAR, Inc.	2,883	149,541
Delphi Automotive plc	2,245	140,537
L Brands, Inc.	2,081	139,698
American Airlines Group, Inc.	4,756	134,642
Ulta Salon Cosmetics & Fragrance, Inc.*	514	125,231
Genuine Parts Co.	1,230	124,538
United Continental Holdings, Inc.*	2,761	113,311
Fastenal Co.	2,376	105,471
WW Grainger, Inc.	464	105,444
Marriott International, Inc. — Class A	1,568	104,209
Whirlpool Corp.	624	103,983
Starwood Hotels & Resorts Worldwide, Inc.	1,386	102,495
Tractor Supply Co.	1,097	100,024
Mohawk Industries, Inc.*	524	99,434
Advance Auto Parts, Inc.	604	97,625
Chipotle Mexican Grill, Inc. — Class A*	239	96,260

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 66.2% (continued)
Consumer, Cyclical - 6.6% (continued)
Coach, Inc.	2,287	$93,172
Royal Caribbean Cruises Ltd.	1,381	92,734
Mattel, Inc.	2,800	87,612
DR Horton, Inc.	2,715	85,468
Macy's, Inc.	2,537	85,268
LKQ Corp.*	2,523	79,979
CarMax, Inc.*	1,594	78,154
Hanesbrands, Inc.	3,105	78,029
Hasbro, Inc.	922	77,439
Michael Kors Holdings Ltd.*	1,451	71,795
Best Buy Company, Inc.	2,319	70,961
Lennar Corp. — Class A	1,509	69,565
Harley-Davidson, Inc.	1,490	67,497
Wyndham Worldwide Corp.	921	65,603
PVH Corp.	667	62,851
Foot Locker, Inc.	1,119	61,388
Wynn Resorts Ltd.	670	60,729
Under Armour, Inc. — Class A*	1,506	60,436
Darden Restaurants, Inc.	938	59,413
Alaska Air Group, Inc.	1,014	59,106
Kohl's Corp.	1,511	57,297
Leggett & Platt, Inc.	1,105	56,477
Goodyear Tire & Rubber Co.	2,187	56,118
Under Armour, Inc. — Class C*	1,514	55,104
Bed Bath & Beyond, Inc.	1,270	54,889
Tiffany & Co.	901	54,637
BorgWarner, Inc.	1,790	52,841
Signet Jewelers Ltd.	641	52,825
PulteGroup, Inc.	2,590	50,479
Staples, Inc.	5,316	45,824
Ralph Lauren Corp. — Class A	469	42,032
Harman International Industries, Inc.	580	41,656
Nordstrom, Inc.	1,055	40,143
The Gap, Inc.	1,866	39,597
AutoNation, Inc.*	585	27,483
Urban Outfitters, Inc.*	713	19,608
Total Consumer, Cyclical		14,971,636
Industrial - 6.4%
General Electric Co.	75,640	2,381,147
3M Co.	4,989	873,674
Honeywell International, Inc.	6,269	729,210
United Technologies Corp.	6,402	656,525
Boeing Co.	4,925	639,610
United Parcel Service, Inc. — Class B	5,679	611,742
Union Pacific Corp.	6,918	603,596
Lockheed Martin Corp.	2,154	534,558
Caterpillar, Inc.	4,803	364,116
Raytheon Co.	2,443	332,126
Northrop Grumman Corp.	1,484	329,864
General Dynamics Corp.	2,363	329,024
FedEx Corp.	2,053	311,604
Illinois Tool Works, Inc.	2,660	277,067
Emerson Electric Co.	5,292	276,030
Waste Management, Inc.	3,399	225,251
Eaton Corporation plc	3,767	225,003
Norfolk Southern Corp.	2,433	207,121
CSX Corp.	7,863	205,067
Deere & Co.	2,456	199,034
Corning, Inc.	8,845	181,145
TE Connectivity Ltd.	2,942	168,018
Tyco International plc	3,500	149,100
Cummins, Inc.	1,303	146,509
Amphenol Corp. — Class A	2,533	145,217
Roper Technologies, Inc.	832	141,906
Stanley Black & Decker, Inc.	1,234	137,245
Ingersoll-Rand plc	2,118	134,874
Vulcan Materials Co.	1,096	131,915
Rockwell Automation, Inc.	1,071	122,972
Parker-Hannifin Corp.	1,108	119,719
Agilent Technologies, Inc.	2,696	119,595
TransDigm Group, Inc.*	435	114,705
Ball Corp.	1,430	103,375
Martin Marietta Materials, Inc.	523	100,416
Republic Services, Inc. — Class A	1,951	100,106
Waters Corp.*	665	93,532
L-3 Communications Holdings, Inc.	632	92,708
Rockwell Collins, Inc.	1,070	91,100
Acuity Brands, Inc.	361	89,514
AMETEK, Inc.	1,920	88,762
Dover Corp.	1,276	88,452
CH Robinson Worldwide, Inc.	1,174	87,170
Pentair plc	1,486	86,619
Harris Corp.	1,026	85,609
Masco Corp.	2,737	84,683
Textron, Inc.	2,211	80,834
WestRock Co.	2,078	80,772
Kansas City Southern	888	80,000
Snap-on, Inc.	478	75,438
Sealed Air Corp.	1,622	74,563
Expeditors International of Washington, Inc.	1,497	73,413
Fortune Brands Home & Security, Inc.	1,262	73,158
Stericycle, Inc.*	698	72,676
Xylem, Inc.	1,471	65,680
J.B. Hunt Transport Services, Inc.	732	59,241
Fluor Corp.	1,145	56,426
Allegion plc	787	54,641
Jacobs Engineering Group, Inc.*	1,003	49,959
Flowserve Corp.	1,072	48,422
PerkinElmer, Inc.	897	47,021
Garmin Ltd.	964	40,893
FLIR Systems, Inc.	1,132	35,035
Ryder System, Inc.	442	27,024
Owens-Illinois, Inc.*	1,331	23,971
Total Industrial		14,435,502
Energy - 4.9%
Exxon Mobil Corp.	34,108	3,197,283
Chevron Corp.	15,503	1,625,179
Schlumberger Ltd.	11,430	903,884
Occidental Petroleum Corp.	6,282	474,668
ConocoPhillips	10,186	444,110
EOG Resources, Inc.	4,526	377,559
Halliburton Co.	7,068	320,110
Phillips 66	3,848	305,300

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 66.2% (continued)
Energy - 4.9% (continued)
Kinder Morgan, Inc.	15,052	$281,773
Anadarko Petroleum Corp.	4,199	223,597
Spectra Energy Corp.	5,628	206,154
Pioneer Natural Resources Co.	1,345	203,377
Valero Energy Corp.	3,864	197,064
Apache Corp.	3,114	173,356
Marathon Petroleum Corp.	4,358	165,430
Baker Hughes, Inc.	3,602	162,558
Devon Energy Corp.	4,310	156,238
Hess Corp.	2,168	130,297
Concho Resources, Inc.*	1,071	127,738
Noble Energy, Inc.	3,525	126,442
Williams Companies, Inc.	5,618	121,517
Equities Corp.	1,421	110,028
Marathon Oil Corp.	6,972	104,650
National Oilwell Varco, Inc.	3,102	104,382
Cabot Oil & Gas Corp. — Class A	3,825	98,456
Cimarex Energy Co.	780	93,070
Columbia Pipeline Group, Inc.	3,289	83,837
ONEOK, Inc.	1,728	81,994
Tesoro Corp.	986	73,871
Newfield Exploration Co.*	1,618	71,483
Range Resources Corp.	1,395	60,180
Helmerich & Payne, Inc.	889	59,679
FMC Technologies, Inc.*	1,862	49,660
Murphy Oil Corp.	1,331	42,259
Southwestern Energy Co.*	3,186	40,080
Transocean Ltd.	2,824	33,577
First Solar, Inc.*	631	30,591
Chesapeake Energy Corp.*	4,811	20,591
Diamond Offshore Drilling, Inc.	530	12,895
Total Energy		11,094,917
Utilities - 2.4%
NextEra Energy, Inc.	3,796	494,997
Duke Energy Corp.	5,667	486,171
Southern Co.	7,720	414,024
Dominion Resources, Inc.	5,069	395,026
American Electric Power Company, Inc.	4,041	283,234
Exelon Corp.	7,582	275,682
PG&E Corp.	4,080	260,794
Sempra Energy	1,950	222,339
PPL Corp.	5,568	210,192
Edison International	2,680	208,156
Consolidated Edison, Inc.	2,501	201,180
Public Service Enterprise Group, Inc.	4,162	193,991
Xcel Energy, Inc.	4,178	187,091
WEC Energy Group, Inc.	2,596	169,519
Eversource Energy	2,609	156,279
DTE Energy Co.	1,475	146,202
American Water Works Company, Inc.	1,461	123,469
FirstEnergy Corp.	3,494	121,976
Entergy Corp.	1,470	119,585
Ameren Corp.	1,996	106,946
CMS Energy Corp.	2,296	105,295
SCANA Corp.	1,175	88,901
CenterPoint Energy, Inc.	3,542	85,008
Alliant Energy Corp.	1,867	74,120
Pinnacle West Capital Corp.	914	74,089
NiSource, Inc.	2,645	70,145
AES Corp.	5,421	67,654
NRG Energy, Inc.	2,590	38,824
Total Utilities		5,380,889
Basic Materials - 1.7%
EI du Pont de Nemours & Co.	7,185	465,588
Dow Chemical Co.	9,236	459,122
Monsanto Co.	3,593	371,552
Praxair, Inc.	2,346	263,667
Ecolab, Inc.	2,171	257,481
PPG Industries, Inc.	2,189	227,984
Air Products & Chemicals, Inc.	1,600	227,264
LyondellBasell Industries N.V. — Class A	2,808	208,971
Sherwin-Williams Co.	647	190,004
Newmont Mining Corp.	4,364	170,720
International Paper Co.	3,382	143,329
Nucor Corp.	2,615	129,207
Freeport-McMoRan, Inc.	10,300	114,742
Alcoa, Inc.	10,818	100,283
Eastman Chemical Co.	1,223	83,042
International Flavors & Fragrances, Inc.	656	82,702
Mosaic Co.	2,877	75,320
Albemarle Corp.	923	73,203
FMC Corp.	1,100	50,941
CF Industries Holdings, Inc.	1,917	46,200
Total Basic Materials		3,741,322
Diversified - 0.0%
Leucadia National Corp.	2,742	47,519
Total Common Stocks
(Cost $140,533,019)		149,641,349

MUTUAL FUNDS† - 9.0%
Guggenheim Strategy Fund I1	424,839	10,582,740
Guggenheim Strategy Fund II1	396,272	9,831,517
Total Mutual Funds
(Cost $20,393,576)		20,414,257

	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 7.9%
Federal Home Loan Bank[2]
0.35% due 09/13/16	$5,000,000	4,997,120
0.37% due 09/19/16	5,000,000	4,996,890
Total Federal Home Loan Bank		9,994,010
Farmer Mac[2]
0.66% due 12/09/16	8,000,000	7,985,688
Total Federal Agency Discount Notes
(Cost $17,968,567)		17,979,698

FEDERAL AGENCY NOTES†† - 6.6%
Federal Farm Credit Bank[2]
0.59% due 08/21/17[3]	10,000,000	9,999,900

Nova Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
FEDERAL AGENCY NOTES†† - 6.6% (continued)
0.46% due 08/01/17[3]	$5,000,000	$4,995,335
Total Federal Farm Credit Bank		14,995,235
Total Federal Agency Notes
(Cost $14,998,788)		14,995,235

REPURCHASE AGREEMENTS††,4 - 4.1%
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[5]	7,129,351	7,129,351
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	1,160,797	1,160,797
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	986,875	986,875
Total Repurchase Agreements
(Cost $9,277,023)		9,277,023
Total Investments - 93.8%
(Cost $203,170,973)		$212,307,562
Other Assets & Liabilities, net - 6.2%		13,937,386
Total Net Assets - 100.0%		$226,244,948

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Barclays Bank plc July 2016 S&P 500 Index Swap 0.44%[6], Terminating 07/29/16 (Notional Value $138,971,633)	66,213	$1,857,510
Goldman Sachs International July 2016 S&P 500 Index Swap 0.44%[6], Terminating 07/26/16 (Notional Value $47,831,931)	22,789	1,506,579
Credit Suisse Capital, LLC July 2016 S&P 500 Index Swap 0.45%[6], Terminating 07/26/16 (Notional Value $3,010,017)	1,434	141,823
(Total Notional Value $189,813,581)		$3,505,912

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]	Repurchase Agreements — See Note 4.
[5]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[6]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$149,641,349	$—	$—	$—	$149,641,349
Equity Index Swap Agreements	—	—	3,505,912	—	3,505,912
Federal Agency Discount Notes	—	17,979,698	—	—	17,979,698
Federal Agency Notes	—	14,995,235	—	—	14,995,235
Mutual Funds	20,414,257	—	—	—	20,414,257
Repurchase Agreements	—	9,277,023	—	—	9,277,023
Total	$170,055,606	$42,251,956	$3,505,912	$—	$215,813,474

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Precious Metals Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 95.1%
Mining - 95.1%
Barrick Gold Corp.	387,829	$8,280,148
Newmont Mining Corp.	195,658	7,654,141
Goldcorp, Inc.	348,538	6,667,532
Freeport-McMoRan, Inc.	550,947	6,137,550
Franco-Nevada Corp.	79,057	6,013,075
Agnico Eagle Mines Ltd.	106,146	5,678,811
Randgold Resources Ltd. ADR	50,646	5,674,378
Silver Wheaton Corp.	230,642	5,427,006
AngloGold Ashanti Ltd. ADR*	263,203	4,753,446
Kinross Gold Corp.*	781,608	3,822,063
Tahoe Resources, Inc.	241,275	3,611,887
Royal Gold, Inc.	49,836	3,589,189
Yamana Gold, Inc.	677,265	3,521,778
Gold Fields Ltd. ADR	658,289	3,225,616
Cia de Minas Buenaventura S.A.A. ADR*	253,963	3,034,858
Eldorado Gold Corp.	664,202	2,988,909
Sibanye Gold Ltd. ADR	219,096	2,984,088
Pan American Silver Corp.	168,159	2,766,216
B2Gold Corp.*	1,019,800	2,559,698
Alamos Gold, Inc. — Class A	289,545	2,490,087
First Majestic Silver Corp.*	183,053	2,485,860
New Gold, Inc.*	556,019	2,435,363
Pretium Resources, Inc.*	212,867	2,384,110
Hecla Mining Co.	460,434	2,348,213
Coeur Mining, Inc.*	212,931	2,269,844
Novagold Resources, Inc.*	357,931	2,190,538
Silver Standard Resources, Inc.*	164,934	2,142,493
Stillwater Mining Co.*	174,741	2,072,428
IAMGOLD Corp.*	497,654	2,060,288
Harmony Gold Mining Company Ltd. ADR*	565,750	2,042,358
Seabridge Gold, Inc.*	92,539	1,358,473
Sandstorm Gold Ltd.*	270,485	1,206,363
Primero Mining Corp.*	452,267	940,715
AuRico Metals, Inc.*	5	4
Total Mining		116,817,526
Total Common Stocks
(Cost $68,603,418)		116,817,526

EXCHANGE-TRADED FUNDS† - 4.4%
VanEck Vectors Junior Gold Miners ETF	126,703	5,400,082
Total Exchange-Traded Funds
(Cost $3,264,127)		5,400,082

	Face Amount
REPURCHASE AGREEMENTS††,1 - 1.0%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$1,183,089	1,183,089
Total Repurchase Agreements
(Cost $1,183,089)		1,183,089
Total Investments - 100.5%
(Cost $73,050,634)		$123,400,697
Other Assets & Liabilities, net - (0.5)%		(604,897)
Total Net Assets - 100.0%		$122,795,800

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$116,817,526	$—	$—	$116,817,526
Exchange-Traded Funds	5,400,082	—	—	5,400,082
Repurchase Agreements	—	1,183,089	—	1,183,089
Total	$122,217,608	$1,183,089	$—	$123,400,697

For the period ended June 30, 2016, there were no transfers between levels.

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.6%
REITs - 93.0%
REITs-Diversified - 21.2%
American Tower Corp. — Class A	13,233	$1,503,402
Crown Castle International Corp.	12,495	1,267,368
Equinix, Inc.	2,854	1,106,581
Weyerhaeuser Co.	34,512	1,027,422
Vornado Realty Trust	9,178	918,901
Digital Realty Trust, Inc.	8,250	899,168
Duke Realty Corp.	24,078	641,919
WP Carey, Inc.	8,230	571,327
Lamar Advertising Co. — Class A	8,183	542,533
Liberty Property Trust	13,002	516,439
Forest City Realty Trust, Inc. — Class A	22,743	507,396
EPR Properties	6,060	488,921
Communications Sales & Leasing, Inc.	15,885	459,077
STORE Capital Corp.	15,447	454,914
Corrections Corporation of America	12,366	433,057
Retail Properties of America, Inc. — Class A	25,319	427,891
DuPont Fabros Technology, Inc.	8,328	395,913
Outfront Media, Inc.	16,088	388,847
Rayonier, Inc.	14,748	386,988
New Residential Investment Corp. REIT	27,647	382,634
CoreSite Realty Corp.	4,039	358,219
PS Business Parks, Inc.	3,283	348,261
GEO Group, Inc.	10,007	342,039
Lexington Realty Trust	32,368	327,240
Washington Real Estate Investment Trust	10,376	326,429
Cousins Properties, Inc.	30,256	314,662
NorthStar Realty Finance Corp.	26,200	299,466
American Assets Trust, Inc.	6,971	295,849
STAG Industrial, Inc.	11,560	275,244
Potlatch Corp.	7,530	256,773
Total REITs-Diversified		16,464,880
REITs-Office Property - 11.5%
Boston Properties, Inc.	7,340	968,145
SL Green Realty Corp.	6,792	723,144
VEREIT, Inc.	63,566	644,559
Alexandria Real Estate Equities, Inc.	5,711	591,203
Kilroy Realty Corp.	7,978	528,862
Douglas Emmett, Inc.	13,852	492,023
Highwoods Properties, Inc.	9,272	489,562
Gramercy Property Trust	45,216	416,892
Equity Commonwealth*	13,834	402,984
Paramount Group, Inc.	24,316	387,597
Piedmont Office Realty Trust, Inc. — Class A	17,558	378,199
Brandywine Realty Trust	22,220	373,296
Corporate Office Properties Trust	12,292	363,474
Hudson Pacific Properties, Inc.	12,219	356,550
Columbia Property Trust, Inc.	16,132	345,225
Mack-Cali Realty Corp.	12,108	326,916
Empire State Realty Trust, Inc. — Class A	16,749	318,064
Parkway Properties, Inc.	17,398	291,069
Government Properties Income Trust	12,200	281,332
New York REIT, Inc.	27,729	256,493
Total REITs-Office Property		8,935,589
REITs-Apartments - 10.0%
AvalonBay Communities, Inc.	5,876	1,059,973
Equity Residential	15,324	1,055,517
Essex Property Trust, Inc.	3,549	809,491
UDR, Inc.	18,063	666,886
Mid-America Apartment Communities, Inc.	5,601	595,946
Camden Property Trust	6,641	587,197
American Campus Communities, Inc.	10,715	566,502
Apartment Investment & Management Co. — Class A	12,705	561,053
American Homes 4 Rent — Class A	24,033	492,196
Post Properties, Inc.	6,269	382,722
Education Realty Trust, Inc.	8,037	370,827
Colony Starwood Homes	11,998	364,979
Monogram Residential Trust, Inc.	26,718	272,791
Total REITs-Apartments		7,786,080
REITs-Health Care - 9.1%
Welltower, Inc.	14,442	1,100,048
Ventas, Inc.	14,528	1,057,929
HCP, Inc.	24,066	851,455
Omega Healthcare Investors, Inc.	15,834	537,564
Senior Housing Properties Trust	22,880	476,590
Healthcare Trust of America, Inc. — Class A	13,784	445,775
Medical Properties Trust, Inc.	26,741	406,731
Healthcare Realty Trust, Inc.	11,621	406,619
National Health Investors, Inc.	4,906	368,392
Physicians Realty Trust	16,992	357,002
Care Capital Properties, Inc.	12,133	318,006
LTC Properties, Inc.	5,776	298,792
Sabra Health Care REIT, Inc.	11,742	242,296
New Senior Investment Group, Inc.	18,493	197,505
Total REITs-Health Care		7,064,704
REITs-Shopping Centers - 7.9%
Kimco Realty Corp.	24,943	782,712
Federal Realty Investment Trust	4,375	724,281
Regency Centers Corp.	7,346	615,081
Brixmor Property Group, Inc.	22,451	594,053
DDR Corp.	30,050	545,107
Weingarten Realty Investors	11,924	486,738
Equity One, Inc.	14,419	464,003
Urban Edge Properties	12,412	370,622
Acadia Realty Trust	9,590	340,637
Kite Realty Group Trust	11,512	322,681

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
REITs - 93.0% (continued)
REITs-Shopping Centers - 7.9% (continued)
Retail Opportunity Investments Corp.	14,652	$317,509
Ramco-Gershenson Properties Trust	13,859	271,775
Seritage Growth Properties	5,200	259,168
Total REITs-Shopping Centers		6,094,367
REITs-Mortgage - 6.8%
Annaly Capital Management, Inc.	61,491	680,705
American Capital Agency Corp.	27,421	543,484
Starwood Property Trust, Inc.	22,309	462,242
Chimera Investment Corp.	23,067	362,152
Two Harbors Investment Corp.	41,851	358,245
MFA Financial, Inc.	47,577	345,885
Blackstone Mortgage Trust, Inc. — Class A	12,255	339,096
Hatteras Financial Corp.	16,005	262,482
Colony Capital, Inc. — Class A	17,016	261,196
Invesco Mortgage Capital, Inc. REIT	18,523	253,580
CYS Investments, Inc.	28,013	234,469
PennyMac Mortgage Investment Trust	13,651	221,556
Redwood Trust, Inc.	15,874	219,220
Apollo Commercial Real Estate Finance, Inc.	13,260	213,088
Capstead Mortgage Corp.	20,587	199,694
ARMOUR Residential REIT, Inc.	9,100	182,000
iStar, Inc.*	18,777	180,071
Total REITs-Mortgage		5,319,165
REITs-Regional Malls - 6.8%
Simon Property Group, Inc.	8,023	1,740,188
General Growth Properties, Inc.	36,655	1,093,052
Macerich Co.	8,969	765,863
Taubman Centers, Inc.	6,123	454,327
Tanger Factory Outlet Centers, Inc.	10,576	424,944
WP GLIMCHER, Inc.	27,754	310,567
CBL & Associates Properties, Inc.	28,113	261,732
Pennsylvania Real Estate Investment Trust	12,107	259,695
Total REITs-Regional Malls		5,310,368
REITs-Hotels - 6.3%
Host Hotels & Resorts, Inc.	44,393	719,612
MGM Growth Properties LLC — Class A	18,700	498,915
Hospitality Properties Trust	15,658	450,950
Apple Hospitality REIT, Inc.	20,468	385,003
Sunstone Hotel Investors, Inc.	28,460	343,512
LaSalle Hotel Properties	14,408	339,741
RLJ Lodging Trust	15,831	339,575
Ryman Hospitality Properties, Inc.	6,651	336,873
Xenia Hotels & Resorts, Inc.	17,116	287,206
Pebblebrook Hotel Trust	10,869	285,311
DiamondRock Hospitality Co.	30,109	271,884
Chesapeake Lodging Trust	10,514	244,451
Summit Hotel Properties, Inc.	17,285	228,853
Hersha Hospitality Trust	10,243	175,667
Total REITs-Hotels		4,907,553
REITs-Storage - 4.9%
Public Storage	5,559	1,420,824
Extra Space Storage, Inc.	7,927	733,565
Iron Mountain, Inc.	17,235	686,470
CubeSmart	15,984	493,586
Sovran Self Storage, Inc.	4,428	464,586
Total REITs-Storage		3,799,031
REITs-Warehouse/Industries - 4.2%
Prologis, Inc.	21,283	1,043,718
CyrusOne, Inc.	8,220	457,525
DCT Industrial Trust, Inc.	9,317	447,589
First Industrial Realty Trust, Inc.	13,753	382,608
QTS Realty Trust, Inc. — Class A	6,061	339,295
EastGroup Properties, Inc.	4,489	309,382
Rexford Industrial Realty, Inc.	11,753	247,871
Total REITs-Warehouse/Industries		3,227,988
REITs-Single Tenant - 3.0%
Realty Income Corp.	13,070	906,535
National Retail Properties, Inc.	11,441	591,729
Spirit Realty Capital, Inc.	41,383	528,461
Select Income REIT	12,393	322,094
Total REITs-Single Tenant		2,348,819
REITs-Manufactured Homes - 1.3%
Equity LifeStyle Properties, Inc.	6,992	559,710
Sun Communities, Inc.	6,125	469,420
Total REITs-Manufactured Homes		1,029,130
Total REITs		72,287,674
Real Estate - 4.4%
Real Estate Management/Services - 2.6%
CBRE Group, Inc. — Class A*	23,247	615,581
Realogy Holdings Corp.*	14,747	427,958
Jones Lang LaSalle, Inc.	4,203	409,582
Kennedy-Wilson Holdings, Inc.	16,107	305,389
Four Corners Property Trust, Inc.	11,394	234,602
Total Real Estate Management/Services		1,993,112
Real Estate Operations/Development - 1.8%
Brookfield Asset Management, Inc. — Class A	13,790	456,035
Howard Hughes Corp.*	3,882	443,790
Alexander & Baldwin, Inc.	7,699	278,242
St. Joe Co.*	13,873	245,830
Total Real Estate Operations/Development		1,423,897
Total Real Estate		3,417,009
Entertainment - 0.7%
Casino Services - 0.7%
Gaming and Leisure Properties, Inc.	15,883	547,646

Real Estate Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 98.6% (continued)
Diversified Financial Services - 0.5%
Investment Management/Advisory Services - 0.5%
Altisource Portfolio Solutions S.A.*	14,583	$405,991
Commercial Services - 0.0%
Consulting Services - 0.0%
Brookfield Business Partners, LP*	204	3,891
Total Common Stocks
(Cost $70,393,121)		76,662,211

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.2%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$143,437	143,437
Total Repurchase Agreement
(Cost $143,437)		143,437
Total Investments - 98.8%
(Cost $70,536,558)		$76,805,648
Other Assets & Liabilities, net - 1.2%		957,858
Total Net Assets - 100.0%		$77,763,506

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
REIT —Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$76,662,211	$—	$—	$76,662,211
Repurchase Agreement	—	143,437	—	143,437
Total	$76,662,211	$143,437	$—	$76,805,648

For the period ended June 30, 2016, there were no transfers between levels.

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 101.0%
Retail - 77.3%
Wal-Mart Stores, Inc.	10,149	$741,081
Home Depot, Inc.	4,845	618,658
CVS Health Corp.	5,191	496,987
Walgreens Boots Alliance, Inc.	5,566	463,481
Lowe's Companies, Inc.	5,177	409,863
Costco Wholesale Corp.	2,577	404,693
TJX Companies, Inc.	4,552	351,550
Target Corp.	4,594	320,753
Dollar General Corp.	2,731	256,714
O'Reilly Automotive, Inc.*	943	255,647
AutoZone, Inc.*	306	242,915
Ross Stores, Inc.	4,130	234,129
Dollar Tree, Inc.*	2,456	231,453
L Brands, Inc.	3,167	212,601
Genuine Parts Co.	1,913	193,691
Ulta Salon Cosmetics & Fragrance, Inc.*	785	191,257
Liberty Interactive Corporation QVC Group — Class A*	6,803	172,592
Advance Auto Parts, Inc.	1,066	172,298
Tractor Supply Co.	1,852	168,865
Chico's FAS, Inc.	14,927	159,868
Macy's, Inc.	4,718	158,572
Best Buy Company, Inc.	5,065	154,989
CarMax, Inc.*	3,067	150,374
The Gap, Inc.	6,917	146,779
Foot Locker, Inc.	2,497	136,985
Tiffany & Co.	2,225	134,924
Kohl's Corp.	3,555	134,806
Rite Aid Corp.*	17,902	134,086
Nordstrom, Inc.	3,395	129,180
Bed Bath & Beyond, Inc.	2,978	128,709
Signet Jewelers Ltd.	1,542	127,076
Michaels Companies, Inc.*	4,310	122,576
Dick's Sporting Goods, Inc.	2,597	117,020
Staples, Inc.	13,267	114,362
Burlington Stores, Inc.*	1,637	109,204
AutoNation, Inc.*	2,274	106,833
Williams-Sonoma, Inc.	2,012	104,886
Sally Beauty Holdings, Inc.*	3,462	101,817
Urban Outfitters, Inc.*	3,329	91,548
Cabela's, Inc.*	1,825	91,360
CST Brands, Inc.	2,033	87,582
American Eagle Outfitters, Inc.	5,410	86,181
J.C. Penney Company, Inc.*	9,319	82,753
GameStop Corp. — Class A	3,098	82,345
PriceSmart, Inc.	877	82,061
HSN, Inc.	1,637	80,098
Five Below, Inc.*	1,680	77,969
Penske Automotive Group, Inc.	2,390	75,189
Dillard's, Inc. — Class A	1,219	73,871
Big Lots, Inc.	1,458	73,060
Office Depot, Inc.*	20,530	67,954
DSW, Inc. — Class A	3,040	64,387
Lithia Motors, Inc. — Class A	900	63,963
Children's Place, Inc.	771	61,819
GNC Holdings, Inc. — Class A	2,541	61,721
Sears Holdings Corp.*	4,226	57,516
Ascena Retail Group, Inc.*	8,126	56,801
Buckle, Inc.	2,146	55,775
Restoration Hardware Holdings, Inc.*	1,930	55,352
Genesco, Inc.*	857	55,114
Guess?, Inc.	3,627	54,586
Express, Inc.*	3,640	52,816
Abercrombie & Fitch Co. — Class A	2,946	52,468
Asbury Automotive Group, Inc.*	970	51,158
Caleres, Inc.	2,050	49,631
Finish Line, Inc. — Class A	2,426	48,981
Group 1 Automotive, Inc.	977	48,225
Barnes & Noble, Inc.	3,998	45,377
Hibbett Sports, Inc.*	1,230	42,792
Vitamin Shoppe, Inc.*	1,371	41,911
Outerwall, Inc.	950	39,900
Tailored Brands, Inc.	3,069	38,854
Lumber Liquidators Holdings, Inc.*	2,230	34,387
Francesca's Holdings Corp.*	3,010	33,261
Pier 1 Imports, Inc.	6,307	32,418
Total Retail		10,863,458
Internet - 18.8%
Amazon.com, Inc.*	1,262	903,111
Priceline Group, Inc.*	297	370,777
Netflix, Inc.*	3,266	298,774
JD.com, Inc. ADR*	10,937	232,193
Expedia, Inc.	1,845	196,124
Ctrip.com International Ltd. ADR*	3,730	153,676
TripAdvisor, Inc.*	2,354	151,362
Vipshop Holdings Ltd. ADR*	11,068	123,630
Wayfair, Inc. — Class A*	2,260	88,140
Groupon, Inc. — Class A*	19,990	64,968
Shutterfly, Inc.*	1,331	62,038
Total Internet		2,644,793
Distribution & Wholesale - 2.3%
LKQ Corp.*	4,723	149,719
Pool Corp.	1,050	98,732
Core-Mark Holding Company, Inc.	1,550	72,633
Total Distribution & Wholesale		321,084
Commercial Services - 1.2%
Monro Muffler Brake, Inc.	1,090	69,280
Aaron's, Inc.	2,811	61,533
Rent-A-Center, Inc.	3,259	40,021
Total Commercial Services		170,834
Oil & Gas - 0.6%
Murphy USA, Inc.*	1,131	83,875
Leisure Time - 0.5%
Liberty TripAdvisor Holdings, Inc. — Class A*	2,897	63,386
Home Furnishings - 0.3%
Select Comfort Corp.*	2,262	48,362
Total Common Stocks
(Cost $10,951,938)		14,195,792

Retailing Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENT††,1 - 0.9%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$119,720	$119,720
Total Repurchase Agreement
(Cost $119,720)		119,720
Total Investments - 101.9%
(Cost $11,071,658)		$14,315,512
Other Assets & Liabilities, net - (1.9)%		(268,240)
Total Net Assets - 100.0%		$14,047,272

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$14,195,792	$—	$—	$14,195,792
Repurchase Agreement	—	119,720	—	119,720
Total	$14,195,792	$119,720	$—	$14,315,512

For the period ended June 30, 2016, there were no transfers between levels.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.6%
Financial - 20.1%
Gramercy Property Trust	1,887	$17,398
Healthcare Realty Trust, Inc.	465	16,270
Medical Properties Trust, Inc.	1,059	16,107
DuPont Fabros Technology, Inc.	332	15,784
PrivateBancorp, Inc. — Class A	352	15,499
Prosperity Bancshares, Inc.	301	15,348
Umpqua Holdings Corp.	990	15,315
FirstMerit Corp.	742	15,040
Investors Bancorp, Inc.	1,337	14,814
First Industrial Realty Trust, Inc.	520	14,466
CNO Financial Group, Inc.	805	14,055
Bank of the Ozarks, Inc.	374	14,032
Webster Financial Corp.	410	13,920
New Residential Investment Corp. REIT	1,004	13,895
Education Realty Trust, Inc.	295	13,611
CoreSite Realty Corp.	148	13,126
Physicians Realty Trust	601	12,627
National Health Investors, Inc.	168	12,615
Primerica, Inc.	212	12,135
Ellie Mae, Inc.*	131	12,006
Urban Edge Properties	400	11,945
RLI Corp.	173	11,899
RLJ Lodging Trust	548	11,755
FNB Corp.	936	11,737
Sunstone Hotel Investors, Inc.	966	11,660
QTS Realty Trust, Inc. — Class A	207	11,588
MB Financial, Inc.	315	11,428
GEO Group, Inc.	332	11,348
LaSalle Hotel Properties	480	11,318
Acadia Realty Trust	316	11,224
United Bankshares, Inc.	296	11,103
Wintrust Financial Corp.	215	10,965
IBERIABANK Corp.	183	10,931
Mack-Cali Realty Corp.	400	10,800
Home BancShares, Inc.	539	10,667
UMB Financial Corp.	199	10,589
Fulton Financial Corp.	773	10,436
Kite Realty Group Trust	372	10,427
Lexington Realty Trust	1,022	10,332
Washington Real Estate Investment Trust	326	10,256
Hudson Pacific Properties, Inc.	350	10,213
Valley National Bancorp	1,101	10,041
Washington Federal, Inc.	409	9,923
Radian Group, Inc.	952	9,920
Ryman Hospitality Properties, Inc.	194	9,826
Selective Insurance Group, Inc.	257	9,820
EastGroup Properties, Inc.	141	9,718
Cousins Properties, Inc.	933	9,703
WageWorks, Inc.*	162	9,689
Texas Capital Bancshares, Inc.*	207	9,679
Retail Opportunity Investments Corp.	445	9,643
Cathay General Bancorp	334	9,419
First Financial Bankshares, Inc.	287	9,411
PS Business Parks, Inc.	88	9,335
WP GLIMCHER, Inc.	822	9,197
Stifel Financial Corp.*	289	9,088
MGIC Investment Corp.*	1,525	9,074
Glacier Bancorp, Inc.	340	9,037
Janus Capital Group, Inc.	649	9,035
Hancock Holding Co.	346	9,034
Sterling Bancorp	565	8,871
BancorpSouth, Inc.	389	8,826
First Citizens BancShares, Inc. — Class A	34	8,803
LTC Properties, Inc.	170	8,794
Colony Starwood Homes	288	8,761
Pinnacle Financial Partners, Inc.	178	8,695
Pebblebrook Hotel Trust	320	8,400
BGC Partners, Inc. — Class A	963	8,387
Enstar Group Ltd.*	51	8,262
Great Western Bancorp, Inc.	261	8,232
Blackhawk Network Holdings, Inc.*	245	8,205
DiamondRock Hospitality Co.	898	8,109
Capitol Federal Financial, Inc.	573	7,993
Community Bank System, Inc.	193	7,930
Xenia Hotels & Resorts, Inc.	466	7,819
Colony Capital, Inc. — Class A	504	7,736
Monogram Residential Trust, Inc.	752	7,678
Evercore Partners, Inc. — Class A	173	7,644
Alexander & Baldwin, Inc.	209	7,554
Trustmark Corp.	301	7,480
CVB Financial Corp.	455	7,457
Old National Bancorp	594	7,443
Select Income REIT	283	7,355
American Assets Trust, Inc.	173	7,342
Columbia Banking System, Inc.	260	7,296
STAG Industrial, Inc.	306	7,286
South State Corp.	107	7,281
Government Properties Income Trust	314	7,241
Essent Group Ltd.*	330	7,197
Kennedy-Wilson Holdings, Inc.	371	7,034
Hilltop Holdings, Inc.*	335	7,032
CBL & Associates Properties, Inc.	747	6,955
Ramco-Gershenson Properties Trust	353	6,922
Hatteras Financial Corp.	422	6,921
Invesco Mortgage Capital, Inc. REIT	504	6,900
New York REIT, Inc.	737	6,817
EverBank Financial Corp.	458	6,806
Argo Group International Holdings Ltd.	131	6,778
Pennsylvania Real Estate Investment Trust	306	6,564
Eagle Bancorp, Inc.*	136	6,543
Northwest Bancshares, Inc.	430	6,377
International Bancshares Corp.	243	6,340
Chemical Financial Corp.	170	6,339
First Midwest Bancorp, Inc.	358	6,286
Astoria Financial Corp.	410	6,285

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Financial - 20.1% (continued)
TowneBank	289	$6,265
LendingClub Corp.*	1,455	6,257
Potlatch Corp.	183	6,240
Chesapeake Lodging Trust	268	6,231
Rexford Industrial Realty, Inc.	292	6,158
Horace Mann Educators Corp.	182	6,150
Financial Engines, Inc.	237	6,131
Simmons First National Corp. — Class A	132	6,096
Waddell & Reed Financial, Inc. — Class A	351	6,044
Parkway Properties, Inc.	361	6,040
Sabra Health Care REIT, Inc.	291	6,005
Global Net Lease, Inc.	754	5,993
Renasant Corp.	182	5,884
Genworth Financial, Inc. — Class A*	2,226	5,743
CYS Investments, Inc.	680	5,692
Park National Corp.	62	5,690
United Community Banks, Inc.	310	5,670
Banner Corp.	133	5,658
Yadkin Financial Corp.	221	5,545
Four Corners Property Trust, Inc.	267	5,498
Kemper Corp.	177	5,483
Seritage Growth Properties	110	5,482
NBT Bancorp, Inc.	191	5,468
Westamerica Bancorporation	110	5,419
First Financial Bancorp	276	5,368
Provident Financial Services, Inc.	273	5,362
LegacyTexas Financial Group, Inc.	199	5,355
Franklin Street Properties Corp.	435	5,337
Independent Bank Corp.	116	5,301
AMERISAFE, Inc.	86	5,265
Kearny Financial Corp.	414	5,208
BBCN Bancorp, Inc.	349	5,207
ServisFirst Bancshares, Inc.	104	5,137
American Equity Investment Life Holding Co.	360	5,130
Summit Hotel Properties, Inc.	387	5,124
WisdomTree Investments, Inc.	515	5,042
PRA Group, Inc.*	206	4,972
Terreno Realty Corp.	192	4,967
PennyMac Mortgage Investment Trust	306	4,966
Talmer Bancorp, Inc. — Class A	259	4,965
WesBanco, Inc.	159	4,937
Agree Realty Corp.	102	4,920
Union Bankshares Corp.	194	4,794
BofI Holding, Inc.*	270	4,782
Redwood Trust, Inc.	342	4,723
HFF, Inc. — Class A	163	4,708
Navigators Group, Inc.	50	4,599
National General Holdings Corp.	214	4,584
First Merchants Corp.	182	4,537
Ameris Bancorp	152	4,514
FCB Financial Holdings, Inc. — Class A*	132	4,488
Boston Private Financial Holdings, Inc.	367	4,323
Stewart Information Services Corp.	103	4,265
Tompkins Financial Corp.	65	4,225
Aircastle Ltd.	215	4,205
Employers Holdings, Inc.	144	4,179
Apollo Commercial Real Estate Finance, Inc.	260	4,178
Capstead Mortgage Corp.	426	4,132
WSFS Financial Corp.	128	4,120
Alexander's, Inc.	10	4,092
United Fire Group, Inc.	96	4,073
St. Joe Co.*	227	4,022
Beneficial Bancorp, Inc.*	315	4,007
MBIA, Inc.*	584	3,989
Safety Insurance Group, Inc.	64	3,941
Banc of California, Inc.	216	3,910
Infinity Property & Casualty Corp.	48	3,872
FelCor Lodging Trust, Inc.	613	3,819
BNC Bancorp	167	3,793
Monmouth Real Estate Investment Corp.	283	3,753
S&T Bancorp, Inc.	153	3,741
Cohen & Steers, Inc.	92	3,720
Chatham Lodging Trust	168	3,693
Berkshire Hills Bancorp, Inc.	137	3,688
New Senior Investment Group, Inc.	342	3,653
First Commonwealth Financial Corp.	394	3,625
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	165	3,564
CareTrust REIT, Inc.	256	3,528
Investors Real Estate Trust	542	3,507
Third Point Reinsurance Ltd.*	297	3,481
Heartland Financial USA, Inc.	98	3,458
Brookline Bancorp, Inc.	311	3,430
Southside Bancshares, Inc.	111	3,420
FNFV Group*	296	3,395
Lakeland Financial Corp.	72	3,385
Ambac Financial Group, Inc.*	203	3,341
Wilshire Bancorp, Inc.	320	3,334
ARMOUR Residential REIT, Inc.	166	3,320
Hanmi Financial Corp.	140	3,289
American Capital Mortgage Investment Corp.	206	3,253
Tier REIT, Inc.	211	3,234
CenterState Banks, Inc.	205	3,229
Maiden Holdings Ltd.	263	3,219
State Bank Financial Corp.	157	3,195
Meridian Bancorp, Inc.	216	3,192
Hersha Hospitality Trust	186	3,190
Central Pacific Financial Corp.	134	3,162
Universal Health Realty Income Trust	55	3,145
RE/MAX Holdings, Inc. — Class A	78	3,140
PHH Corp.*	235	3,130

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Financial - 20.1% (continued)
Nelnet, Inc. — Class A	90	$3,127
iStar, Inc.*	325	3,117
Rouse Properties, Inc.	170	3,103
InfraREIT, Inc.	176	3,087
KCG Holdings, Inc. — Class A*	232	3,086
Sandy Spring Bancorp, Inc.	106	3,080
Cardinal Financial Corp.	140	3,072
City Holding Co.	66	3,001
New York Mortgage Trust, Inc. REIT	491	2,995
First Busey Corp.	138	2,952
Pacific Premier Bancorp, Inc.*	122	2,928
Urstadt Biddle Properties, Inc. — Class A	118	2,924
United Financial Bancorp, Inc.	223	2,895
Northfield Bancorp, Inc.	189	2,803
Walker & Dunlop, Inc.*	123	2,802
Oritani Financial Corp.	173	2,766
Cedar Realty Trust, Inc.	370	2,749
Customers Bancorp, Inc.*	109	2,739
Universal Insurance Holdings, Inc.	147	2,731
FBL Financial Group, Inc. — Class A	45	2,730
Stock Yards Bancorp, Inc.	95	2,682
Saul Centers, Inc.	43	2,654
Greenlight Capital Re Ltd. — Class A*	131	2,641
Diamond Hill Investment Group, Inc.	14	2,638
TrustCo Bank Corp. NY	408	2,615
Opus Bank	76	2,569
Piper Jaffray Cos.*	68	2,564
Capital Bank Financial Corp. — Class A	89	2,563
Washington Trust Bancorp, Inc.	67	2,541
Silver Bay Realty Trust Corp.	149	2,538
Getty Realty Corp.	118	2,531
Encore Capital Group, Inc.*	107	2,518
First Interstate BancSystem, Inc. — Class A	89	2,501
Flushing Financial Corp.	125	2,485
TriCo Bancshares	90	2,484
Cass Information Systems, Inc.	48	2,482
Investment Technology Group, Inc.	148	2,475
NorthStar Realty Europe Corp.	264	2,442
Dime Community Bancshares, Inc.	142	2,415
First Potomac Realty Trust	262	2,410
Community Trust Bancorp, Inc.	69	2,392
National Bank Holdings Corp. — Class A	117	2,382
Enterprise Financial Services Corp.	85	2,371
OM Asset Management plc	177	2,363
Heritage Financial Corp.	133	2,338
Flagstar Bancorp, Inc.*	94	2,295
1st Source Corp.	70	2,267
MainSource Financial Group, Inc.	102	2,249
Bryn Mawr Bank Corp.	75	2,190
National Storage Affiliates Trust	104	2,165
Altisource Residential Corp.	235	2,160
James River Group Holdings Ltd.	63	2,139
Seacoast Banking Corporation of Florida*	131	2,127
CatchMark Timber Trust, Inc. — Class A	174	2,126
HomeStreet, Inc.*	106	2,112
BancFirst Corp.	35	2,111
First BanCorp*	530	2,104
Independent Bank Group, Inc.	49	2,103
Bridge Bancorp, Inc.	74	2,102
Ladder Capital Corp. — Class A	171	2,086
Easterly Government Properties, Inc.	105	2,072
German American Bancorp, Inc.	64	2,046
Anworth Mortgage Asset Corp.	429	2,016
Greenhill & Company, Inc.	125	2,013
Virtu Financial, Inc. — Class A	111	1,998
WMIH Corp.*	898	1,993
Virtus Investment Partners, Inc.	28	1,993
ConnectOne Bancorp, Inc.	127	1,993
Lakeland Bancorp, Inc.	175	1,992
CoBiz Financial, Inc.	167	1,954
National Western Life Group, Inc. — Class A	10	1,953
Meta Financial Group, Inc.	38	1,936
Armada Hoffler Properties, Inc.	139	1,910
Apollo Residential Mortgage, Inc.	142	1,903
Ashford Hospitality Trust, Inc.	352	1,890
Camden National Corp.	45	1,890
Moelis & Co. — Class A	84	1,890
Westwood Holdings Group, Inc.	36	1,865
International. FCStone, Inc.*	68	1,856
Forestar Group, Inc.*	155	1,843
First of Long Island Corp.	64	1,835
AG Mortgage Investment Trust, Inc.	126	1,819
Univest Corporation of Pennsylvania	86	1,808
PJT Partners, Inc. — Class A	78	1,794
Great Southern Bancorp, Inc.	48	1,775
Whitestone REIT — Class B	117	1,764
Resource Capital Corp.	135	1,736
Nationstar Mortgage Holdings, Inc.*	154	1,734
Waterstone Financial, Inc.	113	1,732
Western Asset Mortgage Capital Corp. REIT	184	1,728
Gladstone Commercial Corp.	100	1,689
CU Bancorp*	74	1,682
Stonegate Bank	52	1,678
Mercantile Bank Corp.	70	1,670
OceanFirst Financial Corp.	91	1,653
Financial Institutions, Inc.	63	1,642

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Financial - 20.1% (continued)
Ashford Hospitality Prime, Inc.	116	$1,640
Park Sterling Corp.	230	1,631
Suffolk Bancorp	52	1,628
Marcus & Millichap, Inc.*	64	1,626
Blue Hills Bancorp, Inc.	110	1,624
First Financial Corp.	44	1,611
OFG Bancorp	194	1,610
Citizens, Inc.*	209	1,588
Preferred Bank/Los Angeles CA	55	1,588
First Community Bancshares, Inc.	70	1,571
CorEnergy Infrastructure Trust, Inc.	54	1,558
First Defiance Financial Corp.	40	1,554
Peoples Bancorp, Inc.	71	1,547
First Bancorp	87	1,529
State Auto Financial Corp.	69	1,512
Preferred Apartment Communities, Inc. — Class A	102	1,501
NexPoint Residential Trust, Inc.	82	1,492
Ares Commercial Real Estate Corp.	121	1,487
Arrow Financial Corp.	49	1,484
Clifton Bancorp, Inc.	98	1,477
Independence Realty Trust, Inc.	178	1,456
One Liberty Properties, Inc.	61	1,455
Altisource Portfolio Solutions S.A.*	52	1,448
Fidelity Southern Corp.	92	1,442
QCR Holdings, Inc.	53	1,441
State National Companies, Inc.	136	1,432
Bank Mutual Corp.	184	1,413
Heritage Insurance Holdings, Inc.	118	1,412
Dynex Capital, Inc.	201	1,395
HomeTrust Bancshares, Inc.*	75	1,388
Southwest Bancorp, Inc.	81	1,371
Pacific Continental Corp.	87	1,367
Cowen Group, Inc. — Class A*	460	1,362
TriState Capital Holdings, Inc.*	99	1,359
West Bancorporation, Inc.	72	1,338
Arlington Asset Investment Corp. — Class A	102	1,327
Federal Agricultural Mortgage Corp. — Class C	38	1,323
Bank of Marin Bancorp	27	1,306
Independent Bank Corp.	90	1,306
Peapack Gladstone Financial Corp.	70	1,296
Nicolet Bankshares, Inc.*	34	1,295
United Insurance Holdings Corp.	79	1,294
Franklin Financial Network, Inc.*	41	1,286
RAIT Financial Trust	410	1,283
World Acceptance Corp.*	28	1,277
Houlihan Lokey, Inc.	57	1,275
Fidelity & Guaranty Life	55	1,275
United Community Financial Corp.	208	1,265
Horizon Bancorp	50	1,257
First Foundation, Inc.*	58	1,247
OneBeacon Insurance Group Ltd. — Class A	89	1,228
Heritage Commerce Corp.	116	1,221
Allegiance Bancshares, Inc.*	49	1,219
UMH Properties, Inc.	108	1,215
Live Oak Bancshares, Inc.	86	1,213
NMI Holdings, Inc. — Class A*	220	1,206
Republic Bancorp, Inc. — Class A	43	1,188
Community Healthcare Trust, Inc.	56	1,184
First NBC Bank Holding Co.*	70	1,175
Peoples Financial Services Corp.	30	1,174
eHealth, Inc.*	82	1,150
Guaranty Bancorp	68	1,136
Safeguard Scientifics, Inc.*	90	1,124
Triumph Bancorp, Inc.*	70	1,120
Atlantic Capital Bancshares, Inc.*	77	1,113
Bluerock Residential Growth REIT, Inc.	85	1,105
Citizens & Northern Corp.	54	1,092
On Deck Capital, Inc.*	212	1,092
CNB Financial Corp.	61	1,086
Federated National Holding Co.	57	1,085
City Office REIT, Inc.	83	1,077
Ladenburg Thalmann Financial Services, Inc.*	455	1,074
National Bankshares, Inc.	30	1,048
Global Indemnity plc — Class A*	38	1,046
First Connecticut Bancorp, Inc.	63	1,043
GAIN Capital Holdings, Inc.	165	1,043
HCI Group, Inc.	38	1,037
National Interstate Corp.	34	1,029
MidWestOne Financial Group, Inc.	36	1,028
EMC Insurance Group, Inc.	37	1,026
Ames National Corp.	38	1,019
FRP Holdings, Inc.*	29	1,001
Sun Bancorp, Inc.*	48	992
Baldwin & Lyons, Inc. — Class B	40	986
Acacia Research Corp.	223	981
First Bancorp, Inc.	45	969
Farmers National Banc Corp.	110	968
RMR Group, Inc. — Class A	31	960
Bar Harbor Bankshares	27	948
Orchid Island Capital, Inc.	92	947
People's Utah Bancorp	57	946
Bancorp, Inc.*	156	939
Enterprise Bancorp, Inc.	39	936
Territorial Bancorp, Inc.	35	926
NewStar Financial, Inc.*	109	918
Fox Chase Bancorp, Inc.	45	915
Real Industry, Inc.*	117	909
American National Bankshares, Inc.	36	906
Farmers Capital Bank Corp.	33	903
National Commerce Corp.*	38	886

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Financial - 20.1% (continued)
Enova International, Inc.*	119	$876
Old Second Bancorp, Inc.	128	874
Macatawa Bank Corp.	117	868
Sierra Bancorp	52	868
Trupanion, Inc.*	65	861
Heritage Oaks Bancorp	108	858
Consolidated-Tomoka Land Co.	18	854
First Business Financial Services, Inc.	36	845
Carolina Financial Corp.	45	841
Penns Woods Bancorp, Inc.	20	840
BankFinancial Corp.	70	839
Your Community Bankshares, Inc.	22	818
BSB Bancorp, Inc.*	36	815
Charter Financial Corp.	61	810
Atlas Financial Holdings, Inc.*	47	809
Green Bancorp, Inc.*	91	794
Merchants Bancshares, Inc.	26	792
Great Ajax Corp.	57	791
Northrim BanCorp, Inc.	30	789
WashingtonFirst Bankshares, Inc.	36	778
Cascade Bancorp*	140	776
Ocwen Financial Corp.*	452	773
C1 Financial, Inc.*	33	770
PennyMac Financial Services, Inc. — Class A*	61	762
Bear State Financial, Inc.	79	745
Access National Corp.	38	741
Hingham Institution for Savings	6	738
CommunityOne Bancorp*	58	733
Owens Realty Mortgage, Inc.	44	732
Hallmark Financial Services, Inc.*	63	730
Avenue Financial Holdings, Inc.*	37	727
Regional Management Corp.*	48	704
Oppenheimer Holdings, Inc. — Class A	45	696
Higher One Holdings, Inc.*	136	695
Codorus Valley Bancorp, Inc.	34	693
Home Bancorp, Inc.	25	687
Capital City Bank Group, Inc.	49	682
Tiptree Financial, Inc. — Class A	122	669
Old Line Bancshares, Inc.	37	666
Trinity Place Holdings, Inc.*	86	661
MutualFirst Financial, Inc.	24	656
ACNB Corp.	26	653
SI Financial Group, Inc.	49	649
Summit Financial Group, Inc.	37	648
Shore Bancshares, Inc.	55	646
Republic First Bancorp, Inc.*	149	642
Premier Financial Bancorp, Inc.	38	640
MBT Financial Corp.	79	632
Manning & Napier, Inc. — Class A	66	627
C&F Financial Corp.	14	627
Donegal Group, Inc. — Class A	38	627
First Mid-Illinois Bancshares, Inc.	25	625
First Northwest Bancorp*	49	624
GAMCO Investors, Inc. — Class A	19	623
Union Bankshares, Inc.	17	618
LCNB Corp.	39	616
Southern Missouri Bancorp, Inc.	26	612
Southern National Bancorp of Virginia, Inc.	50	608
Marlin Business Services Corp.	37	603
Southern First Bancshares, Inc.*	25	603
Associated Capital Group, Inc. — Class A	21	602
Lake Sunapee Bank Group	35	599
Orrstown Financial Services, Inc.	33	596
Veritex Holdings, Inc.*	37	593
Farmland Partners, Inc.	51	577
Independence Holding Co.	32	575
Investors Title Co.	6	572
Middleburg Financial Corp.	21	571
Bankwell Financial Group, Inc.	25	552
Century Bancorp, Inc. — Class A	13	550
Impac Mortgage Holdings, Inc.*	35	549
Calamos Asset Management, Inc. — Class A	75	548
First Internet Bancorp	23	548
Central Valley Community Bancorp	39	546
Westfield Financial, Inc.	70	539
First Financial Northwest, Inc.	40	531
Provident Financial Holdings, Inc.	29	531
First Community Financial Partners, Inc.*	60	528
Stratus Properties, Inc.*	28	524
Pzena Investment Management, Inc. — Class A	65	495
Equity Bancshares, Inc. — Class A*	22	487
Pacific Mercantile Bancorp*	68	483
ESSA Bancorp, Inc.	36	482
Blue Capital Reinsurance Holdings Ltd.	26	481
Crawford & Co. — Class B	55	467
Hennessy Advisors, Inc.	13	435
County Bancorp, Inc.	21	433
FBR & Co.	28	418
Chemung Financial Corp.	14	411
Silvercrest Asset Management Group, Inc. — Class A	31	379
Midland States Bancorp, Inc.*	16	347
Provident Bancorp, Inc.*	20	308
Hampton Roads Bankshares, Inc.*	156	279
Walter Investment Management Corp.*	84	232
BBX Capital Corp. — Class A*	14	215
Greene County Bancorp, Inc.	13	212
California First National Bancorp	10	148
Medley Management, Inc. — Class A	25	147

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Financial - 20.1% (continued)
Fifth Street Asset Management, Inc.	24	$97
American Independence Corp.*	3	74
United Developement Funding IV†††	150	–
Total Financial		1,897,728
Consumer, Non-cyclical - 15.6%
HealthSouth Corp.	400	15,528
PAREXEL International Corp.*	236	14,839
Deluxe Corp.	219	14,535
B&G Foods, Inc.	278	13,399
Healthcare Services Group, Inc.	317	13,118
NuVasive, Inc.*	219	13,078
Helen of Troy Ltd.*	127	13,061
Prestige Brands Holdings, Inc.*	235	13,019
Bright Horizons Family Solutions, Inc.*	195	12,930
Team Health Holdings, Inc.*	304	12,365
Snyder's-Lance, Inc.	357	12,099
Horizon Pharma plc*	713	11,743
Darling Ingredients, Inc.*	738	10,996
Cantel Medical Corp.	159	10,927
Lancaster Colony Corp.	85	10,847
Integra LifeSciences Holdings Corp.*	135	10,769
Owens & Minor, Inc.	280	10,467
United Natural Foods, Inc.*	223	10,436
Cimpress N.V.*	112	10,358
Ligand Pharmaceuticals, Inc. — Class B*	86	10,257
Catalent, Inc.*	441	10,138
Medicines Co.*	300	10,089
Cepheid*	323	9,932
Chemed Corp.	72	9,815
Masimo Corp.*	185	9,714
Molina Healthcare, Inc.*	193	9,630
Impax Laboratories, Inc.*	326	9,395
Neogen Corp.*	166	9,337
Myriad Genetics, Inc.*	301	9,211
TESARO, Inc.*	109	9,161
ABM Industries, Inc.	250	9,120
Monro Muffler Brake, Inc.	141	8,962
CEB, Inc.	145	8,943
Vector Group Ltd.	393	8,811
Novavax, Inc.*	1,206	8,768
Kite Pharma, Inc.*	174	8,700
AMN Healthcare Services, Inc.*	211	8,434
On Assignment, Inc.*	228	8,424
Nektar Therapeutics*	580	8,253
J&J Snack Foods Corp.	69	8,230
Grand Canyon Education, Inc.*	202	8,064
Cardtronics, Inc.*	202	8,042
Wright Medical Group N.V.*	459	7,973
Matthews International Corp. — Class A	143	7,956
Exelixis, Inc.*	1,015	7,927
Ultragenyx Pharmaceutical, Inc.*	162	7,923
Sanderson Farms, Inc.	91	7,884
Fresh Del Monte Produce, Inc.	144	7,838
Nevro Corp.*	106	7,819
Insulet Corp.*	257	7,772
FTI Consulting, Inc.*	188	7,647
WD-40 Co.	64	7,517
Ironwood Pharmaceuticals, Inc. — Class A*	573	7,492
ICU Medical, Inc.*	66	7,441
Dean Foods Co.	411	7,435
Globus Medical, Inc. — Class A*	311	7,411
Avon Products, Inc.	1,948	7,363
Cambrex Corp.*	141	7,293
Magellan Health, Inc.*	110	7,235
Bluebird Bio, Inc.*	164	7,100
Diplomat Pharmacy, Inc.*	202	7,070
Boston Beer Company, Inc. — Class A*	41	7,012
Incorporated Research Holdings, Inc. — Class A*	183	6,977
Ophthotech Corp.*	135	6,889
Halyard Health, Inc.*	210	6,829
Tumi Holdings, Inc.*	253	6,765
Penumbra, Inc.*	113	6,724
Haemonetics Corp.*	230	6,668
HMS Holdings Corp.*	376	6,621
Travelport Worldwide Ltd.	513	6,612
Advisory Board Co.*	185	6,547
Sotheby's	235	6,439
Aaron's, Inc.	291	6,370
Amedisys, Inc.*	126	6,360
ExamWorks Group, Inc.*	179	6,238
NxStage Medical, Inc.*	285	6,179
Cal-Maine Foods, Inc.	138	6,116
LifeLock, Inc.*	380	6,008
Intra-Cellular Therapies, Inc.*	152	5,901
Community Health Systems, Inc.*	488	5,880
CONMED Corp.	123	5,871
Huron Consulting Group, Inc.*	97	5,861
ARIAD Pharmaceuticals, Inc.*	786	5,809
Air Methods Corp.*	162	5,804
HealthEquity, Inc.*	191	5,804
Brink's Co.	203	5,783
Universal Corp.	100	5,774
Surgical Care Affiliates, Inc.*	119	5,673
TherapeuticsMD, Inc.*	667	5,670
SUPERVALU, Inc.*	1,187	5,604
Pacira Pharmaceuticals, Inc.*	165	5,565
Natus Medical, Inc.*	146	5,519
Insperity, Inc.	71	5,483
Prothena Corporation plc*	154	5,384
Depomed, Inc.*	272	5,337
Exact Sciences Corp.*	432	5,292
Korn/Ferry International	254	5,258
Radius Health, Inc.*	142	5,219
Select Medical Holdings Corp.*	478	5,196
Portola Pharmaceuticals, Inc.*	220	5,192
Alder Biopharmaceuticals, Inc.*	207	5,169
Cynosure, Inc. — Class A*	106	5,156
SpartanNash Co.	167	5,107
DeVry Education Group, Inc.	281	5,013
ACCO Brands Corp.*	477	4,927
Five Prime Therapeutics, Inc.*	119	4,921

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Consumer, Non-cyclical - 15.6% (continued)
Acorda Therapeutics, Inc.*	192	$4,897
Calavo Growers, Inc.	70	4,690
Abaxis, Inc.	99	4,676
Analogic Corp.	57	4,528
Ensign Group, Inc.	215	4,517
Endologix, Inc.*	359	4,473
LDR Holding Corp.*	121	4,471
PRA Health Sciences, Inc.*	107	4,468
Performance Food Group Co.*	166	4,467
Arena Pharmaceuticals, Inc.*	2,608	4,460
HeartWare International, Inc.*	77	4,447
Green Dot Corp. — Class A*	192	4,414
EVERTEC, Inc.	283	4,398
Celator Pharmaceuticals, Inc.*	144	4,345
Zeltiq Aesthetics, Inc.*	157	4,291
Andersons, Inc.	120	4,265
Kindred Healthcare, Inc.	376	4,245
Supernus Pharmaceuticals, Inc.*	207	4,217
Greatbatch, Inc.*	136	4,206
Halozyme Therapeutics, Inc.*	486	4,194
Acceleron Pharma, Inc.*	123	4,180
Paylocity Holding Corp.*	95	4,104
Achillion Pharmaceuticals, Inc.*	524	4,087
Repligen Corp.*	149	4,077
Emergent BioSolutions, Inc.*	144	4,049
TriNet Group, Inc.*	187	3,888
Spark Therapeutics, Inc.*	76	3,886
MacroGenics, Inc.*	142	3,833
Merit Medical Systems, Inc.*	193	3,827
Innoviva, Inc.	363	3,822
FibroGen, Inc.*	232	3,807
AMAG Pharmaceuticals, Inc.*	157	3,755
Inogen, Inc.*	74	3,708
MiMedx Group, Inc.*	459	3,663
Sarepta Therapeutics, Inc.*	192	3,661
Theravance Biopharma, Inc.*	161	3,653
Meridian Bioscience, Inc.	187	3,647
TrueBlue, Inc.*	190	3,595
Luminex Corp.*	177	3,581
Spectranetics Corp.*	191	3,574
Sage Therapeutics, Inc.*	117	3,525
Apollo Education Group, Inc. — Class A*	384	3,502
Navigant Consulting, Inc.*	213	3,440
National Beverage Corp.*	54	3,392
Anika Therapeutics, Inc.*	63	3,380
ICF International, Inc.*	82	3,354
US Physical Therapy, Inc.	55	3,312
Orthofix International N.V.*	78	3,307
Central Garden & Pet Co. — Class A*	152	3,300
NutriSystem, Inc.	130	3,297
McGrath RentCorp	107	3,273
PharMerica Corp.*	132	3,255
Puma Biotechnology, Inc.*	109	3,247
Team, Inc.*	130	3,228
National Healthcare Corp.	49	3,172
Vascular Solutions, Inc.*	75	3,125
Momenta Pharmaceuticals, Inc.*	289	3,121
Coca-Cola Bottling Company Consolidated	21	3,097
Amicus Therapeutics, Inc.*	567	3,096
Relypsa, Inc.*	167	3,090
Cempra, Inc.*	185	3,051
Synergy Pharmaceuticals, Inc.*	802	3,048
Tootsie Roll Industries, Inc.	79	3,044
Quad/Graphics, Inc.	129	3,004
ZIOPHARM Oncology, Inc.*	541	2,970
Lannett Company, Inc.*	124	2,950
Merrimack Pharmaceuticals, Inc.*	543	2,927
SciClone Pharmaceuticals, Inc.*	224	2,925
Seaboard Corp.*	1	2,871
Retrophin, Inc.*	161	2,867
LHC Group, Inc.*	66	2,856
Rent-A-Center, Inc.	232	2,849
Adeptus Health, Inc. — Class A*	55	2,841
Viad Corp.	91	2,821
Cerus Corp.*	450	2,808
Inovio Pharmaceuticals, Inc.*	298	2,754
Dermira, Inc.*	93	2,720
Xencor, Inc.*	143	2,716
Lexicon Pharmaceuticals, Inc.*	189	2,712
Insmed, Inc.*	275	2,712
Capella Education Co.	51	2,685
Novocure Ltd.*	224	2,614
Cardiovascular Systems, Inc.*	142	2,609
Providence Service Corp.*	58	2,603
Amphastar Pharmaceuticals, Inc.*	161	2,595
Heron Therapeutics, Inc.*	143	2,581
Atrion Corp.	6	2,567
USANA Health Sciences, Inc.*	23	2,563
Triple-S Management Corp. — Class B*	104	2,541
Kelly Services, Inc. — Class A	133	2,523
Dynavax Technologies Corp.*	172	2,508
LendingTree, Inc.*	28	2,473
Pacific Biosciences of California, Inc.*	339	2,385
Resources Connection, Inc.	161	2,380
Ingles Markets, Inc. — Class A	63	2,350
Keryx Biopharmaceuticals, Inc.*	354	2,343
PDL BioPharma, Inc.	739	2,320
Atara Biotherapeutics, Inc.*	103	2,319
Strayer Education, Inc.*	47	2,309
CBIZ, Inc.*	221	2,301
Seres Therapeutics, Inc.*	79	2,295
Array BioPharma, Inc.*	644	2,293
Inter Parfums, Inc.	79	2,257
Capital Senior Living Corp.*	126	2,226
Coherus Biosciences, Inc.*	130	2,196
Ennis, Inc.	114	2,187
Genomic Health, Inc.*	84	2,175
Quidel Corp.*	121	2,161
Glaukos Corp.*	74	2,158
Weis Markets, Inc.	42	2,123

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Consumer, Non-cyclical - 15.6% (continued)
MGP Ingredients, Inc.	55	$2,103
Raptor Pharmaceutical Corp.*	381	2,046
RPX Corp.*	223	2,045
Cross Country Healthcare, Inc.*	144	2,004
Omega Protein Corp.*	100	1,999
AtriCure, Inc.*	140	1,978
BioTelemetry, Inc.*	121	1,972
Spectrum Pharmaceuticals, Inc.*	300	1,971
American Public Education, Inc.*	70	1,967
ANI Pharmaceuticals, Inc.*	35	1,954
Clovis Oncology, Inc.*	142	1,948
Universal American Corp.	257	1,948
NeoGenomics, Inc.*	238	1,914
K12, Inc.*	153	1,911
Amplify Snack Brands, Inc.*	129	1,903
CorVel Corp.*	44	1,900
Celldex Therapeutics, Inc.*	429	1,883
Aerie Pharmaceuticals, Inc.*	106	1,866
Epizyme, Inc.*	182	1,864
Vanda Pharmaceuticals, Inc.*	166	1,858
Accuray, Inc.*	357	1,853
Kforce, Inc.	109	1,841
Geron Corp.*	678	1,817
Sangamo BioSciences, Inc.*	312	1,806
XenoPort, Inc.*	256	1,802
Corcept Therapeutics, Inc.*	330	1,802
Blueprint Medicines Corp.*	88	1,782
Aduro Biotech, Inc.*	157	1,776
Career Education Corp.*	298	1,773
K2M Group Holdings, Inc.*	114	1,769
Omeros Corp.*	168	1,767
SP Plus Corp.*	78	1,761
Landauer, Inc.	42	1,729
AngioDynamics, Inc.*	120	1,724
Invacare Corp.	141	1,710
Sagent Pharmaceuticals, Inc.*	114	1,708
Forrester Research, Inc.	46	1,695
Otonomy, Inc.*	106	1,683
Revlon, Inc. — Class A*	52	1,673
MannKind Corp.*	1,434	1,663
Lion Biotechnologies, Inc.*	204	1,652
CryoLife, Inc.	139	1,642
Healthways, Inc.*	141	1,629
Rockwell Medical, Inc.*	215	1,628
John B Sanfilippo & Son, Inc.	38	1,620
XBiotech, Inc.*	77	1,611
GenMark Diagnostics, Inc.*	180	1,566
Enanta Pharmaceuticals, Inc.*	71	1,566
Smart & Final Stores, Inc.*	105	1,563
Phibro Animal Health Corp. — Class A	83	1,549
Albany Molecular Research, Inc.*	115	1,546
Carriage Services, Inc. — Class A	65	1,539
Almost Family, Inc.*	36	1,534
Medifast, Inc.	46	1,530
Eagle Pharmaceuticals, Inc.*	39	1,513
Elizabeth Arden, Inc.*	109	1,500
Accelerate Diagnostics, Inc.*	104	1,497
Surgery Partners, Inc.*	83	1,486
Teladoc, Inc.*	92	1,474
Tejon Ranch Co.*	62	1,466
Intersect ENT, Inc.*	113	1,461
Weight Watchers International, Inc.*	125	1,454
Organovo Holdings, Inc.*	388	1,443
Cytokinetics, Inc.*	152	1,442
OraSure Technologies, Inc.*	244	1,442
Arrowhead Pharmaceuticals, Inc.*	270	1,436
Hackett Group, Inc.	102	1,415
Quorum Health Corp.*	131	1,403
Heidrick & Struggles International, Inc.	83	1,401
Civitas Solutions, Inc.*	67	1,396
Natera, Inc.*	115	1,387
Axovant Sciences Ltd.*	108	1,387
Chefs' Warehouse, Inc.*	86	1,376
Insys Therapeutics, Inc.*	106	1,372
Loxo Oncology, Inc.*	59	1,368
Vectrus, Inc.*	48	1,368
SurModics, Inc.*	58	1,362
Versartis, Inc.*	121	1,338
Teligent, Inc.*	186	1,328
Progenics Pharmaceuticals, Inc.*	314	1,325
Agenus, Inc.*	327	1,324
Barrett Business Services, Inc.	31	1,281
Exactech, Inc.*	47	1,257
Aimmune Therapeutics, Inc.*	116	1,255
Vitae Pharmaceuticals, Inc.*	116	1,252
Trevena, Inc.*	198	1,247
Flexion Therapeutics, Inc.*	82	1,227
Revance Therapeutics, Inc.*	90	1,224
Bellicum Pharmaceuticals, Inc.*	93	1,205
Electro Rent Corp.	78	1,202
Advaxis, Inc.*	148	1,197
Akebia Therapeutics, Inc.*	160	1,197
Cotiviti Holdings, Inc.*	56	1,183
Alarm.com Holdings, Inc.*	46	1,179
ImmunoGen, Inc.*	378	1,164
Sucampo Pharmaceuticals, Inc. — Class A*	106	1,163
Farmer Brothers Co.*	36	1,154
Great Lakes Dredge & Dock Corp.*	264	1,151
American Renal Associates Holdings, Inc.*	39	1,130
Adamas Pharmaceuticals, Inc.*	74	1,120
Foundation Medicine, Inc.*	60	1,120
ConforMIS, Inc.*	158	1,109
ServiceSource International, Inc.*	273	1,100
Primo Water Corp.*	93	1,098
Seneca Foods Corp. — Class A*	30	1,086
NewLink Genetics Corp.*	96	1,081
PTC Therapeutics, Inc.*	149	1,046
CSS Industries, Inc.	39	1,046

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Consumer, Non-cyclical - 15.6% (continued)
Enzo Biochem, Inc.*	175	$1,045
Global Blood Therapeutics, Inc.*	62	1,029
Central Garden & Pet Co.*	45	1,027
TG Therapeutics, Inc.*	167	1,012
AAC Holdings, Inc.*	44	1,004
Heska Corp.*	27	1,004
La Jolla Pharmaceutical Co.*	62	992
MediciNova, Inc.*	131	989
Natural Health Trends Corp.	35	987
STAAR Surgical Co.*	179	986
CRA International, Inc.*	39	984
OncoMed Pharmaceuticals, Inc.*	78	960
BioSpecifics Technologies Corp.*	24	959
Village Super Market, Inc. — Class A	33	953
Utah Medical Products, Inc.	15	945
Monster Worldwide, Inc.*	395	944
Aratana Therapeutics, Inc.*	148	935
BioCryst Pharmaceuticals, Inc.*	327	929
TerraVia Holdings, Inc.*	354	927
Rigel Pharmaceuticals, Inc.*	414	923
RTI Surgical, Inc.*	257	923
CytomX Therapeutics, Inc.*	90	919
Limoneira Co.	52	916
Zogenix, Inc.*	113	910
Immunomedics, Inc.*	391	907
MoneyGram International, Inc.*	132	904
Oxford Immunotec Global plc*	99	891
Ardelyx, Inc.*	102	890
Paratek Pharmaceuticals, Inc.*	64	890
RadNet, Inc.*	165	881
Anavex Life Sciences Corp.*	144	880
Nutraceutical International Corp.*	37	857
LeMaitre Vascular, Inc.	60	856
InVivo Therapeutics Holdings Corp.*	145	838
NanoString Technologies, Inc.*	66	832
Lifevantage Corp.*	61	830
Care.com, Inc.*	71	829
Concert Pharmaceuticals, Inc.*	73	820
Avexis, Inc.*	21	798
Applied Genetic Technologies Corp.*	56	791
Curis, Inc.*	500	780
BioScrip, Inc.*	304	775
Chimerix, Inc.*	193	758
Invitae Corp.*	101	746
BioTime, Inc.*	284	741
Aclaris Therapeutics, Inc.*	40	739
AxoGen, Inc.*	107	736
Editas Medicine, Inc.*	30	732
Athersys, Inc.*	337	731
Bio-Path Holdings, Inc.*	367	730
Edge Therapeutics, Inc.*	72	728
Minerva Neurosciences, Inc.*	71	725
OvaScience, Inc.*	139	724
Sorrento Therapeutics, Inc.*	129	722
REGENXBIO, Inc.*	90	720
ARC Document Solutions, Inc.*	185	720
Collegium Pharmaceutical, Inc.*	60	711
Tetraphase Pharmaceuticals, Inc.*	165	710
Ascent Capital Group, Inc. — Class A*	46	708
Franklin Covey Co.*	46	705
Ignyta, Inc.*	130	705
Karyopharm Therapeutics, Inc.*	105	705
Collectors Universe, Inc.	35	691
Durect Corp.*	562	686
WaVe Life Sciences Ltd.*	33	683
Pfenex, Inc.*	81	678
PharmAthene, Inc.*	276	673
Inventure Foods, Inc.*	86	672
CytRx Corp.*	298	665
Intellia Therapeutics, Inc.*	31	662
Vital Therapies, Inc.*	105	651
Cellular Biomedicine Group, Inc.*	54	647
Craft Brew Alliance, Inc.*	56	645
Esperion Therapeutics, Inc.*	64	632
Tandem Diabetes Care, Inc.*	83	626
MyoKardia, Inc.*	50	620
PFSweb, Inc.*	65	618
Idera Pharmaceuticals, Inc.*	396	606
Zafgen, Inc.*	101	605
Medgenics, Inc.*	109	605
Synthetic Biologics, Inc.*	335	603
Entellus Medical, Inc.*	33	603
Addus HomeCare Corp.*	34	593
Cutera, Inc.*	52	583
Bridgepoint Education, Inc.*	80	579
Inotek Pharmaceuticals Corp.*	77	573
Avinger, Inc.*	48	573
Voyager Therapeutics, Inc.*	52	571
Trovagene, Inc.*	126	571
Alliance One International, Inc.*	37	570
Neos Therapeutics, Inc.*	61	566
Symmetry Surgical, Inc.*	43	565
Nobilis Health Corp.*	245	546
Endocyte, Inc.*	170	546
Anthera Pharmaceuticals, Inc.*	176	544
Natural Grocers by Vitamin Cottage, Inc.*	41	535
National Research Corp. — Class A	39	534
ChromaDex Corp.*	127	526
Information Services Group, Inc.*	137	514
T2 Biosystems, Inc.*	65	513
Stemline Therapeutics, Inc.*	75	508
Regulus Therapeutics, Inc.*	172	497
Reata Pharmaceuticals, Inc. — Class A*	25	494
Tobira Therapeutics, Inc.*	39	490
Iridex Corp.*	33	488
Egalet Corp.*	98	486
Cidara Therapeutics, Inc.*	47	485

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Consumer, Non-cyclical - 15.6% (continued)
Senseonics Holdings, Inc.*	123	$483
Neff Corp. — Class A*	43	470
CPI Card Group, Inc.	93	466
Agile Therapeutics, Inc.*	61	464
NantKwest, Inc.*	74	460
Titan Pharmaceuticals, Inc.*	83	454
Alico, Inc.	15	454
Osiris Therapeutics, Inc.	88	448
Cara Therapeutics, Inc.*	93	447
ChemoCentryx, Inc.*	97	436
AcelRx Pharmaceuticals, Inc.*	156	420
Immune Design Corp.*	50	408
Fortress Biotech, Inc.*	151	406
Liberty Tax, Inc.	30	400
B. Riley Financial, Inc.	41	393
Patriot National, Inc.*	48	393
iRadimed Corp.*	18	392
Ocular Therapeutix, Inc.*	79	391
Galena Biopharma, Inc.*	819	382
TransEnterix, Inc.*	308	376
Axsome Therapeutics, Inc.*	49	369
Nature's Sunshine Products, Inc.	38	362
Synutra International, Inc.*	94	358
Proteostasis Therapeutics, Inc.*	28	340
GlycoMimetics, Inc.*	45	327
Dimension Therapeutics, Inc.*	54	324
Adverum Biotechnologies, Inc.*	102	322
Veracyte, Inc.*	64	322
Mirati Therapeutics, Inc.*	57	311
Eiger BioPharmaceuticals, Inc.*	15	297
Genesis Healthcare, Inc.*	167	296
Infinity Pharmaceuticals, Inc.*	221	294
Argos Therapeutics, Inc.*	47	288
Cambium Learning Group, Inc.*	60	271
Turning Point Brands, Inc.*	26	267
Ampio Pharmaceuticals, Inc.*	194	250
Tokai Pharmaceuticals, Inc.*	44	242
Asterias Biotherapeutics, Inc.*	100	240
Second Sight Medical Products, Inc.*	63	226
Lipocine, Inc.*	73	222
Corvus Pharmaceuticals, Inc.*	15	214
Lifeway Foods, Inc.*	22	213
Syndax Pharmaceuticals, Inc.*	21	207
vTv Therapeutics, Inc. — Class A*	34	197
USMD Holdings, Inc.*	10	187
Griffin Land & Nurseries, Inc.	4	123
ViewRay, Inc.*	29	119
Total Consumer, Non-cyclical		1,473,211
Industrial - 10.2%
Curtiss-Wright Corp.	199	16,765
Teledyne Technologies, Inc.*	153	15,154
Woodward, Inc.	237	13,662
EMCOR Group, Inc.	273	13,449
CLARCOR, Inc.	214	13,017
Universal Display Corp.*	185	12,542
Dycom Industries, Inc.*	136	12,207
EnerSys	196	11,657
Littelfuse, Inc.	98	11,583
Belden, Inc.	189	11,411
XPO Logistics, Inc.*	433	11,371
Tech Data Corp.*	157	11,280
Louisiana-Pacific Corp.*	645	11,191
Generac Holdings, Inc.*	292	10,208
Coherent, Inc.*	108	9,913
Joy Global, Inc.	436	9,217
Drew Industries, Inc.	106	8,993
Masonite International Corp.*	135	8,930
Sanmina Corp.*	330	8,847
Esterline Technologies Corp.*	134	8,312
Universal Forest Products, Inc.	89	8,249
Mueller Industries, Inc.	255	8,128
Granite Construction, Inc.	177	8,062
Tetra Tech, Inc.	261	8,024
Mueller Water Products, Inc. — Class A	700	7,993
John Bean Technologies Corp.	130	7,959
GATX Corp.	181	7,959
Hillenbrand, Inc.	264	7,931
Knight Transportation, Inc.	298	7,921
IMAX Corp.*	264	7,783
Triumph Group, Inc.	218	7,739
Kennametal, Inc.	349	7,716
Moog, Inc. — Class A*	143	7,711
Vishay Intertechnology, Inc.	611	7,570
Simpson Manufacturing Company, Inc.	188	7,514
Barnes Group, Inc.	225	7,452
RBC Bearings, Inc.*	102	7,395
Applied Industrial Technologies, Inc.	163	7,358
Rexnord Corp.*	373	7,322
MSA Safety, Inc.	139	7,301
KLX, Inc.*	235	7,285
Watts Water Technologies, Inc. — Class A	125	7,283
AZZ, Inc.	116	6,958
Franklin Electric Company, Inc.	208	6,874
Advanced Energy Industries, Inc.*	177	6,719
Exponent, Inc.	114	6,659
MasTec, Inc.*	298	6,651
Smith & Wesson Holding Corp.*	244	6,632
Itron, Inc.*	152	6,551
Plexus Corp.*	150	6,480
Proto Labs, Inc.*	110	6,332
Brady Corp. — Class A	206	6,295
Matson, Inc.	194	6,265
TopBuild Corp.*	170	6,154
Golar LNG Ltd.	393	6,092
Actuant Corp. — Class A	264	5,969
Trex Company, Inc.*	132	5,929
Forward Air Corp.	133	5,922
Apogee Enterprises, Inc.	127	5,886
Hub Group, Inc. — Class A*	152	5,832
Headwaters, Inc.*	325	5,830
TASER International, Inc.*	234	5,822
Fabrinet*	156	5,791

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Industrial - 10.2% (continued)
Summit Materials, Inc. — Class A*	280	$5,729
Methode Electronics, Inc.	165	5,648
Comfort Systems USA, Inc.	169	5,504
Trinseo S.A.	127	5,452
Nordic American Tankers Ltd.	390	5,417
Knowles Corp.*	395	5,404
Sturm Ruger & Company, Inc.	84	5,377
Swift Transportation Co. — Class A*	336	5,178
Albany International Corp. — Class A	129	5,151
Kaman Corp.	120	5,102
KapStone Paper and Packaging Corp.	386	5,022
Rogers Corp.*	82	5,010
AAON, Inc.	182	5,007
II-VI, Inc.*	265	4,971
Astec Industries, Inc.	88	4,941
Aerojet Rocketdyne Holdings, Inc.*	268	4,899
GoPro, Inc. — Class A*	447	4,832
Standex International Corp.	57	4,710
Benchmark Electronics, Inc.*	221	4,674
Werner Enterprises, Inc.	199	4,571
Atlas Air Worldwide Holdings, Inc.*	110	4,556
ESCO Technologies, Inc.	114	4,553
OSI Systems, Inc.*	78	4,534
Badger Meter, Inc.	62	4,528
US Ecology, Inc.	98	4,503
Cubic Corp.	111	4,458
Gibraltar Industries, Inc.*	140	4,420
EnPro Industries, Inc.	98	4,350
Greif, Inc. — Class A	115	4,286
Advanced Drainage Systems, Inc.	154	4,215
Tennant Co.	78	4,202
Builders FirstSource, Inc.*	371	4,174
CIRCOR International, Inc.	73	4,160
SPX FLOW, Inc.*	156	4,067
Briggs & Stratton Corp.	191	4,045
Boise Cascade Co.*	176	4,039
Tutor Perini Corp.*	171	4,027
US Concrete, Inc.*	66	4,020
Ship Finance International Ltd.	268	3,950
Multi-Color Corp.	62	3,931
Rofin-Sinar Technologies, Inc.*	121	3,865
Patrick Industries, Inc.*	64	3,859
Caesarstone Ltd.*	105	3,650
TriMas Corp.*	202	3,636
Heartland Express, Inc.	208	3,617
Greenbrier Companies, Inc.	122	3,554
AAR Corp.	150	3,501
Continental Building Products, Inc.*	156	3,468
Federal Signal Corp.	269	3,465
Primoris Services Corp.	179	3,388
Encore Wire Corp.	90	3,355
Chart Industries, Inc.*	137	3,306
Lindsay Corp.	47	3,189
Sun Hydraulics Corp.	104	3,088
Raven Industries, Inc.	163	3,087
Scorpio Tankers, Inc.	734	3,083
Aegion Corp. — Class A*	157	3,063
Manitowoc Company, Inc.	562	3,063
Altra Industrial Motion Corp.	113	3,049
Air Transport Services Group, Inc.*	233	3,020
Babcock & Wilcox Enterprises, Inc.*	202	2,967
Lydall, Inc.*	76	2,931
Astronics Corp.*	87	2,894
Echo Global Logistics, Inc.*	128	2,870
Quanex Building Products Corp.	153	2,844
Saia, Inc.*	113	2,841
AVX Corp.	208	2,825
Alamo Group, Inc.	42	2,771
General Cable Corp.	216	2,745
SPX Corp.*	184	2,732
Nortek, Inc.*	45	2,669
Global Brass & Copper Holdings, Inc.	95	2,593
Hyster-Yale Materials Handling, Inc.	43	2,558
Aerovironment, Inc.*	92	2,558
Argan, Inc.	61	2,545
FARO Technologies, Inc.*	75	2,537
CTS Corp.	141	2,527
Kadant, Inc.	47	2,421
TTM Technologies, Inc.*	321	2,417
Harsco Corp.	360	2,390
GasLog Ltd.	184	2,388
Griffon Corp.	135	2,276
Frontline Ltd.	287	2,259
Insteel Industries, Inc.	78	2,230
PGT, Inc.*	214	2,204
Gorman-Rupp Co.	80	2,193
Novanta, Inc.*	142	2,151
National Presto Industries, Inc.	22	2,076
DHT Holdings, Inc.	410	2,062
Marten Transport Ltd.	103	2,039
TAL International Group, Inc.	150	2,012
NCI Building Systems, Inc.*	123	1,967
MYR Group, Inc.*	77	1,854
Mesa Laboratories, Inc.	15	1,845
Mistras Group, Inc.*	77	1,838
Tredegar Corp.	114	1,838
Chase Corp.	31	1,831
Stoneridge, Inc.*	122	1,823
ArcBest Corp.	109	1,771
Haynes International, Inc.	55	1,765
Overseas Shipholding Group, Inc. — Class A	160	1,758
Armstrong Flooring, Inc.*	103	1,746
TimkenSteel Corp.	177	1,703
NN, Inc.	118	1,651
Kimball Electronics, Inc.*	126	1,569
Teekay Tankers Ltd. — Class A	515	1,535
Powell Industries, Inc.	39	1,534

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Industrial - 10.2% (continued)
AEP Industries, Inc.	18	$1,448
Ply Gem Holdings, Inc.*	99	1,442
Myers Industries, Inc.	98	1,411
Teekay Corp.	194	1,383
Greif, Inc. — Class B	25	1,369
Energy Recovery, Inc.*	152	1,351
Casella Waste Systems, Inc. — Class A*	172	1,350
American Railcar Industries, Inc.	34	1,342
NVE Corp.	22	1,290
VSE Corp.	19	1,269
YRC Worldwide, Inc.*	144	1,267
GP Strategies Corp.*	58	1,258
Multi Packaging Solutions International Ltd.*	94	1,255
Park Electrochemical Corp.	86	1,250
American Science & Engineering, Inc.	33	1,235
Columbus McKinnon Corp.	87	1,231
Hornbeck Offshore Services, Inc.*	145	1,209
LSI Industries, Inc.	106	1,173
Fluidigm Corp.*	129	1,165
Olympic Steel, Inc.	42	1,147
CECO Environmental Corp.	131	1,145
Textainer Group Holdings Ltd.	102	1,136
Gener8 Maritime, Inc.*	174	1,114
LSB Industries, Inc.*	91	1,099
Park-Ohio Holdings Corp.	38	1,075
Roadrunner Transportation Systems, Inc.*	136	1,015
Imprivata, Inc.*	71	994
Covenant Transportation Group, Inc. — Class A*	55	994
Celadon Group, Inc.	121	989
Multi-Fineline Electronix, Inc.*	42	974
Milacron Holdings Corp.*	67	972
NV5 Global, Inc.*	33	939
Tidewater, Inc.	209	922
Sparton Corp.*	42	914
Ducommun, Inc.*	46	910
Costamare, Inc.	117	897
DXP Enterprises, Inc.*	58	866
Energous Corp.*	66	855
Kratos Defense & Security Solutions, Inc.*	207	849
Applied Optoelectronics, Inc.*	74	825
Hurco Companies, Inc.	29	807
Graham Corp.	43	792
FreightCar America, Inc.	55	773
Dorian LPG Ltd.*	109	768
Control4 Corp.*	92	751
Vishay Precision Group, Inc.*	55	738
Vicor Corp.*	73	735
Bel Fuse, Inc. — Class B	41	729
Electro Scientific Industries, Inc.*	122	712
Heritage-Crystal Clean, Inc.*	58	708
USA Truck, Inc.*	40	700
Dynamic Materials Corp.	62	667
Ardmore Shipping Corp.	96	650
Layne Christensen Co.*	80	648
ZAGG, Inc.*	123	646
Orion Group Holdings, Inc.*	121	643
UFP Technologies, Inc.*	28	631
Allied Motion Technologies, Inc.	27	628
Hill International, Inc.*	145	590
Omega Flex, Inc.	15	571
Navios Maritime Acquisition Corp.	363	570
Aqua Metals, Inc.*	48	565
Lawson Products, Inc.*	28	556
CAI International, Inc.*	72	540
TRC Companies, Inc.*	83	525
Hardinge, Inc.	52	523
Radiant Logistics, Inc.*	167	501
Universal Logistics Holdings, Inc.	37	477
Scorpio Bulkers, Inc.*	170	474
American Superconductor Corp.*	52	439
IES Holdings, Inc.*	35	435
Ampco-Pittsburgh Corp.	38	430
Willis Lease Finance Corp.*	19	422
Power Solutions International, Inc.*	22	393
Gencor Industries, Inc.*	23	357
Handy & Harman Ltd.*	13	340
PAM Transportation Services, Inc.*	10	159
NL Industries, Inc.*	37	95
Total Industrial		958,500
Consumer, Cyclical - 9.5%
Cracker Barrel Old Country Store, Inc.	85	14,574
DreamWorks Animation SKG, Inc. — Class A*	345	14,101
Texas Roadhouse, Inc. — Class A	296	13,497
Jack in the Box, Inc.	147	12,629
Beacon Roofing Supply, Inc.*	264	12,004
American Eagle Outfitters, Inc.	749	11,931
Tenneco, Inc.*	255	11,885
Buffalo Wild Wings, Inc.*	84	11,671
Five Below, Inc.*	240	11,138
Big Lots, Inc.	222	11,125
Cheesecake Factory, Inc.	203	9,771
Core-Mark Holding Company, Inc.	204	9,560
HNI Corp.	202	9,390
Steven Madden Ltd.*	273	9,331
Allegiant Travel Co. — Class A	61	9,241
Bloomin' Brands, Inc.	511	9,132
Hawaiian Holdings, Inc.*	234	8,883
Wolverine World Wide, Inc.	436	8,860
G-III Apparel Group Ltd.*	190	8,687
PriceSmart, Inc.	90	8,421
Deckers Outdoor Corp.*	145	8,340
Papa John's International, Inc.	122	8,296

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Consumer, Cyclical - 9.5% (continued)
Office Depot, Inc.*	2,447	$8,100
Herman Miller, Inc.	268	8,010
Interval Leisure Group, Inc.	500	7,951
TRI Pointe Group, Inc.*	668	7,895
Dave & Buster's Entertainment, Inc.*	168	7,861
UniFirst Corp.	67	7,753
Churchill Downs, Inc.	61	7,707
Cooper Tire & Rubber Co.	251	7,485
Lithia Motors, Inc. — Class A	105	7,463
GNC Holdings, Inc. — Class A	304	7,384
Liberty TripAdvisor Holdings, Inc. — Class A*	324	7,089
Dana Holding Corp.	670	7,074
Columbia Sportswear Co.	120	6,905
Mobile Mini, Inc.	199	6,893
Anixter International, Inc.*	129	6,873
HSN, Inc.	140	6,851
Marriott Vacations Worldwide Corp.	100	6,850
Boyd Gaming Corp.*	367	6,753
Dorman Products, Inc.*	118	6,750
Children's Place, Inc.	84	6,735
G&K Services, Inc. — Class A	87	6,662
DineEquity, Inc.	78	6,613
Meritage Homes Corp.*	172	6,457
First Cash Financial Services, Inc.	124	6,364
DSW, Inc. — Class A	298	6,312
Chico's FAS, Inc.	586	6,276
La-Z-Boy, Inc.	221	6,149
SkyWest, Inc.	225	5,954
Genesco, Inc.*	92	5,917
Sonic Corp.	211	5,708
KB Home	371	5,643
Gentherm, Inc.*	164	5,617
Krispy Kreme Doughnuts, Inc.*	262	5,492
Ascena Retail Group, Inc.*	775	5,417
Abercrombie & Fitch Co. — Class A	304	5,414
Fossil Group, Inc.*	186	5,307
Popeyes Louisiana Kitchen, Inc.*	97	5,300
Cooper-Standard Holding, Inc.*	66	5,213
Steelcase, Inc. — Class A	383	5,197
Knoll, Inc.	214	5,196
Essendant, Inc.	167	5,104
Diamond Resorts International, Inc.*	166	4,973
American Axle & Manufacturing Holdings, Inc.*	343	4,967
Restoration Hardware Holdings, Inc.*	171	4,904
Virgin America, Inc.*	87	4,890
Express, Inc.*	335	4,861
Universal Electronics, Inc.*	65	4,698
Caleres, Inc.	194	4,697
Asbury Automotive Group, Inc.*	89	4,694
Penn National Gaming, Inc.*	334	4,659
Group 1 Automotive, Inc.	92	4,541
Cash America International, Inc.	106	4,518
BJ's Restaurants, Inc.*	103	4,514
Select Comfort Corp.*	210	4,490
Interface, Inc. — Class A	291	4,438
BMC Stock Holdings, Inc.*	244	4,348
La Quinta Holdings, Inc.*	381	4,343
SeaWorld Entertainment, Inc.	301	4,312
Cato Corp. — Class A	114	4,300
MDC Holdings, Inc.	176	4,284
iRobot Corp.*	122	4,280
National CineMedia, Inc.	276	4,272
Callaway Golf Co.	417	4,257
TiVo, Inc.*	421	4,168
Guess?, Inc.	275	4,139
ScanSource, Inc.*	111	4,119
American Woodmark Corp.*	62	4,116
International Speedway Corp. — Class A	119	3,981
Oxford Industries, Inc.	69	3,907
Finish Line, Inc. — Class A	188	3,796
Standard Motor Products, Inc.	95	3,779
Belmond Ltd. — Class A*	377	3,732
Crocs, Inc.*	329	3,711
ClubCorp Holdings, Inc.	285	3,705
Wabash National Corp.*	291	3,696
Denny's Corp.*	339	3,637
Ethan Allen Interiors, Inc.	109	3,601
Hibbett Sports, Inc.*	103	3,583
Cavco Industries, Inc.*	38	3,561
Buckle, Inc.	130	3,379
Wesco Aircraft Holdings, Inc.*	251	3,368
Bob Evans Farms, Inc.	88	3,340
Installed Building Products, Inc.*	91	3,302
Vitamin Shoppe, Inc.*	108	3,302
Outerwall, Inc.	78	3,276
Carmike Cinemas, Inc.*	107	3,223
Barnes & Noble, Inc.	280	3,178
Zoe's Kitchen, Inc.*	85	3,083
Red Robin Gourmet Burgers, Inc.*	63	2,988
Superior Industries International, Inc.	111	2,973
Red Rock Resorts, Inc. — Class A*	133	2,923
Pinnacle Entertainment, Inc.*	262	2,903
Tile Shop Holdings, Inc.*	145	2,883
Rush Enterprises, Inc. — Class A*	131	2,823
Meritor, Inc.*	389	2,801
Winnebago Industries, Inc.	121	2,773
Tailored Brands, Inc.	216	2,735
H&E Equipment Services, Inc.	142	2,702
AMC Entertainment Holdings, Inc. — Class A	97	2,678
Fiesta Restaurant Group, Inc.*	120	2,617
Navistar International Corp.*	222	2,595
Fred's, Inc. — Class A	159	2,561
Chuy's Holdings, Inc.*	74	2,561
Mattress Firm Holding Corp.*	76	2,550

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Consumer, Cyclical - 9.5% (continued)
Douglas Dynamics, Inc.	99	$2,547
Shake Shack, Inc. — Class A*	69	2,514
Nautilus, Inc.*	137	2,444
Caesars Acquisition Co. — Class A*	212	2,379
Ruth's Hospitality Group, Inc.	144	2,297
Motorcar Parts of America, Inc.*	83	2,256
Ollie's Bargain Outlet Holdings, Inc.*	89	2,215
LGI Homes, Inc.*	68	2,172
Sonic Automotive, Inc. — Class A	126	2,156
Eros International plc*	131	2,131
Scientific Games Corp. — Class A*	231	2,123
DTS, Inc.*	79	2,090
Regis Corp.*	164	2,042
Isle of Capri Casinos, Inc.*	111	2,034
Biglari Holdings, Inc.*	5	2,017
Taylor Morrison Home Corp. — Class A*	135	2,003
M/I Homes, Inc.*	106	1,996
Francesca's Holdings Corp.*	180	1,989
Eldorado Resorts, Inc.*	128	1,945
Unifi, Inc.*	71	1,934
Caesars Entertainment Corp.*	251	1,930
Wingstop, Inc.*	70	1,908
Tower International, Inc.	92	1,893
MarineMax, Inc.*	111	1,884
Kimball International, Inc. — Class B	165	1,878
Pier 1 Imports, Inc.	364	1,871
Modine Manufacturing Co.*	212	1,866
Lumber Liquidators Holdings, Inc.*	119	1,835
Carrols Restaurant Group, Inc.*	154	1,833
Barnes & Noble Education, Inc.*	177	1,797
Marcus Corp.	84	1,772
SiteOne Landscape Supply, Inc.*	51	1,733
EZCORP, Inc. — Class A*	228	1,724
Fox Factory Holding Corp.*	99	1,720
William Lyon Homes — Class A*	106	1,709
Party City Holdco, Inc.*	121	1,683
PetMed Express, Inc.	89	1,670
WCI Communities, Inc.*	96	1,622
Haverty Furniture Companies, Inc.	89	1,605
Shoe Carnival, Inc.	64	1,604
Libbey, Inc.	99	1,573
Del Frisco's Restaurant Group, Inc.*	105	1,504
Movado Group, Inc.	68	1,474
Veritiv Corp.*	38	1,428
Tuesday Morning Corp.*	200	1,404
Sequential Brands Group, Inc.*	174	1,389
Planet Fitness, Inc. — Class A*	71	1,340
Culp, Inc.	48	1,326
Potbelly Corp.*	105	1,317
Iconix Brand Group, Inc.*	194	1,311
Vera Bradley, Inc.*	90	1,275
Titan International, Inc.	196	1,215
PC Connection, Inc.	51	1,214
Century Communities, Inc.*	68	1,179
Zumiez, Inc.*	82	1,173
El Pollo Loco Holdings, Inc.*	90	1,170
Perry Ellis International, Inc.*	58	1,167
Flexsteel Industries, Inc.	29	1,149
Federal-Mogul Holdings Corp.*	136	1,130
Hooker Furniture Corp.	51	1,096
Beazer Homes USA, Inc.*	141	1,093
Bassett Furniture Industries, Inc.	45	1,077
Stein Mart, Inc.	139	1,073
Monarch Casino & Resort, Inc.*	47	1,033
Daktronics, Inc.	165	1,031
Miller Industries, Inc.	50	1,030
Duluth Holdings, Inc. — Class B*	42	1,027
Citi Trends, Inc.	65	1,009
Arctic Cat, Inc.	59	1,003
Kirkland's, Inc.*	68	998
Winmark Corp.	10	997
Malibu Boats, Inc. — Class A*	82	991
America's Car-Mart, Inc.*	35	988
Habit Restaurants, Inc. — Class A*	60	983
Ruby Tuesday, Inc.*	269	971
NACCO Industries, Inc. — Class A	17	952
Reading International, Inc. — Class A*	76	949
PICO Holdings, Inc.*	100	946
Speedway Motorsports, Inc.	53	941
Intrawest Resorts Holdings, Inc.*	72	935
Del Taco Restaurants, Inc.*	102	928
Freshpet, Inc.*	99	924
Spartan Motors, Inc.	147	920
Horizon Global Corp.*	81	919
Sportsman's Warehouse Holdings, Inc.*	114	919
Hovnanian Enterprises, Inc. — Class A*	544	914
Metaldyne Performance Group, Inc.	66	908
Titan Machinery, Inc.*	79	881
Weyco Group, Inc.	29	806
Build-A-Bear Workshop, Inc. — Class A*	60	805
Supreme Industries, Inc. — Class A	57	781
Big 5 Sporting Goods Corp.	81	751
Green Brick Partners, Inc.*	103	749
Destination XL Group, Inc.*	163	745
Bojangles', Inc.*	43	729
Lifetime Brands, Inc.	49	715
Delta Apparel, Inc.*	31	699
West Marine, Inc.*	83	696
Strattec Security Corp.	17	693
GMS, Inc.*	31	690
Superior Uniform Group, Inc.	36	687

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Consumer, Cyclical - 9.5% (continued)
Conn's, Inc.*	91	$684
Sears Holdings Corp.*	50	681
AV Homes, Inc.*	55	672
Lindblad Expeditions Holdings, Inc.*	65	626
Rush Enterprises, Inc. — Class B*	29	603
Jamba, Inc.*	58	597
J Alexander's Holdings, Inc.*	60	596
Century Casinos, Inc.*	94	586
Nathan's Famous, Inc.*	13	579
Johnson Outdoors, Inc. — Class A	22	565
Stage Stores, Inc.	114	556
JAKKS Pacific, Inc.*	68	538
Golden Entertainment, Inc.	46	538
New Home Company, Inc.*	56	534
Vince Holding Corp.*	96	526
Boot Barn Holdings, Inc.*	60	517
Performance Sports Group Ltd.*	171	513
Escalade, Inc.	47	481
Flex Pharma, Inc.*	47	480
Noodles & Co.*	49	479
Gaiam, Inc. — Class A*	60	464
Red Lion Hotels Corp.*	63	457
Systemax, Inc.*	51	435
Luby's, Inc.*	86	432
Marine Products Corp.	49	415
Kona Grill, Inc.*	37	397
Unique Fabricating, Inc.	29	388
MCBC Holdings, Inc.	35	387
Container Store Group, Inc.*	72	385
Workhorse Group, Inc.*	51	349
Sears Hometown and Outlet Stores, Inc.*	50	337
Tilly's, Inc. — Class A*	52	301
UCP, Inc. — Class A*	36	289
Fogo De Chao, Inc.*	22	287
Blue Bird Corp.*	24	286
Empire Resorts, Inc.*	15	237
CompX International, Inc.	7	81
Total Consumer, Cyclical		893,968
Technology - 8.4%
Microsemi Corp.*	505	16,504
MAXIMUS, Inc.	288	15,946
Fair Isaac Corp.	139	15,708
Advanced Micro Devices, Inc.*	2,920	15,010
Aspen Technology, Inc.*	371	14,929
Blackbaud, Inc.	211	14,327
Take-Two Interactive Software, Inc.*	373	14,144
EPAM Systems, Inc.*	216	13,891
j2 Global, Inc.	212	13,391
Demandware, Inc.*	167	12,508
SYNNEX Corp.	131	12,421
Qlik Technologies, Inc.*	419	12,394
Integrated Device Technology, Inc.*	603	12,139
Monolithic Power Systems, Inc.	176	12,024
Medidata Solutions, Inc.*	248	11,625
Proofpoint, Inc.*	183	11,546
Science Applications International Corp.	191	11,145
Cirrus Logic, Inc.*	280	10,861
MKS Instruments, Inc.	238	10,247
Fairchild Semiconductor International, Inc. — Class A*	515	10,223
Mentor Graphics Corp.	476	10,120
ACI Worldwide, Inc.*	516	10,067
Convergys Corp.	400	10,000
CACI International, Inc. — Class A*	110	9,945
Cavium, Inc.*	252	9,727
NetScout Systems, Inc.*	426	9,479
Verint Systems, Inc.*	277	9,177
Entegris, Inc.*	634	9,174
Silicon Laboratories, Inc.*	186	9,066
Electronics for Imaging, Inc.*	210	9,038
Synaptics, Inc.*	168	9,030
Cornerstone OnDemand, Inc.*	227	8,640
Paycom Software, Inc.*	195	8,426
Intersil Corp. — Class A	599	8,110
Acxiom Corp.*	348	7,653
ExlService Holdings, Inc.*	144	7,547
FleetMatics Group plc*	174	7,539
CommVault Systems, Inc.*	174	7,515
MicroStrategy, Inc. — Class A*	42	7,351
Ambarella, Inc.*	143	7,266
Semtech Corp.*	291	6,943
Tessera Technologies, Inc.	219	6,710
Diebold, Inc.	268	6,654
Syntel, Inc.*	144	6,517
3D Systems Corp.*	474	6,489
Progress Software Corp.*	226	6,206
Envestnet, Inc.*	186	6,196
Power Integrations, Inc.	122	6,109
Rambus, Inc.*	489	5,907
Synchronoss Technologies, Inc.*	185	5,894
CSG Systems International, Inc.	143	5,764
Inphi Corp.*	178	5,701
Rovi Corp.*	363	5,677
HubSpot, Inc.*	128	5,558
Omnicell, Inc.*	162	5,545
QLogic Corp.*	374	5,513
Imperva, Inc.*	127	5,462
BroadSoft, Inc.*	132	5,416
Cray, Inc.*	181	5,416
Ebix, Inc.	113	5,413
Lumentum Holdings, Inc.*	223	5,396
RealPage, Inc.*	240	5,359
Sykes Enterprises, Inc.*	174	5,039
Stratasys Ltd.*	220	5,036
Callidus Software, Inc.*	248	4,955
2U, Inc.*	162	4,764
Cvent, Inc.*	133	4,751
SPS Commerce, Inc.*	75	4,545
MaxLinear, Inc. — Class A*	250	4,495
Cabot Microelectronics Corp.	106	4,488
Globant S.A.*	114	4,486

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Technology - 8.4% (continued)
Monotype Imaging Holdings, Inc.	182	$4,483
Pegasystems, Inc.	164	4,420
Mercury Systems, Inc.*	174	4,325
Insight Enterprises, Inc.*	165	4,290
Super Micro Computer, Inc.*	171	4,249
ManTech International Corp. — Class A	111	4,198
Bottomline Technologies de, Inc.*	180	3,875
Press Ganey Holdings, Inc.*	98	3,856
inContact, Inc.*	265	3,670
Qualys, Inc.*	121	3,607
Virtusa Corp.*	124	3,581
MACOM Technology Solutions Holdings, Inc.*	104	3,430
Brooks Automation, Inc.	303	3,400
Interactive Intelligence Group, Inc.*	82	3,361
Diodes, Inc.*	171	3,213
Veeco Instruments, Inc.*	179	2,964
Pure Storage, Inc. — Class A*	270	2,943
MTS Systems Corp.	67	2,937
Lattice Semiconductor Corp.*	534	2,857
New Relic, Inc.*	97	2,850
FormFactor, Inc.*	306	2,749
Quality Systems, Inc.	229	2,727
Photronics, Inc.*	294	2,620
Xura, Inc.*	106	2,590
Amkor Technology, Inc.*	448	2,576
CEVA, Inc.*	88	2,391
InvenSense, Inc. — Class A*	364	2,231
Ultratech, Inc.*	97	2,228
Nimble Storage, Inc.*	278	2,213
SciQuest, Inc.*	124	2,190
Nanometrics, Inc.*	105	2,183
Applied Micro Circuits Corp.*	339	2,176
Benefitfocus, Inc.*	57	2,173
Rudolph Technologies, Inc.*	134	2,081
Silver Spring Networks, Inc.*	168	2,041
Computer Programs & Systems, Inc.	51	2,036
TeleTech Holdings, Inc.	74	2,008
PROS Holdings, Inc.*	111	1,935
Hortonworks, Inc.*	178	1,903
Five9, Inc.*	146	1,737
Engility Holdings, Inc.*	82	1,732
PDF Solutions, Inc.*	122	1,707
Unisys Corp.*	225	1,638
KEYW Holding Corp.*	161	1,600
LivePerson, Inc.*	238	1,509
Epiq Systems, Inc.	103	1,504
Actua Corp.*	163	1,472
Barracuda Networks, Inc.*	97	1,469
Exar Corp.*	182	1,465
Vocera Communications, Inc.*	111	1,426
InnerWorkings, Inc.*	172	1,422
Axcelis Technologies, Inc.*	520	1,399
Xcerra Corp.*	238	1,369
Workiva, Inc.*	97	1,325
Model N, Inc.*	99	1,322
Xactly Corp.*	101	1,294
Cohu, Inc.	119	1,291
Evolent Health, Inc. — Class A*	67	1,286
Sapiens International Corporation N.V.	109	1,276
Digi International, Inc.*	116	1,245
Eastman Kodak Co.*	77	1,238
American Software, Inc. — Class A	114	1,195
Digimarc Corp.*	37	1,183
Brightcove, Inc.*	134	1,179
TubeMogul, Inc.*	97	1,154
IXYS Corp.	111	1,138
Varonis Systems, Inc.*	47	1,129
Alpha & Omega Semiconductor Ltd.*	81	1,128
DSP Group, Inc.*	98	1,040
MINDBODY, Inc. — Class A*	64	1,033
Sigma Designs, Inc.*	159	1,022
Glu Mobile, Inc.*	463	1,019
Everyday Health, Inc.*	125	985
Jive Software, Inc.*	255	959
Tangoe, Inc.*	124	957
pdvWireless, Inc.*	44	941
Immersion Corp.*	128	940
Mitek Systems, Inc.*	130	924
Exa Corp.*	61	881
Instructure, Inc.*	46	874
Planet Payment, Inc.*	187	840
Apigee Corp.*	68	831
Avid Technology, Inc.*	143	831
QAD, Inc. — Class A	43	829
Ultra Clean Holdings, Inc.*	144	819
Silicon Graphics International Corp.*	160	805
Carbonite, Inc.*	80	778
Maxwell Technologies, Inc.*	139	734
Castlight Health, Inc. — Class B*	180	713
Agilysys, Inc.*	68	712
Radisys Corp.*	158	708
EMCORE Corp.*	116	689
USA Technologies, Inc.*	159	679
Datalink Corp.*	90	675
Rosetta Stone, Inc.*	85	659
MobileIron, Inc.*	207	631
Guidance Software, Inc.*	100	619
Amber Road, Inc.*	80	617
Kopin Corp.*	277	615
ExOne Co.*	50	529
Park City Group, Inc.*	57	511
Appfolio, Inc. — Class A*	34	492
GigPeak, Inc.*	205	402
SecureWorks Corp. — Class A*	27	381
NCI, Inc. — Class A	27	379
IDI, Inc.*	67	317
Majesco*	26	138
Total Technology		792,157
Communications - 5.1%
ViaSat, Inc.*	198	14,138

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Communications - 5.1% (continued)
Ciena Corp.*	611	$11,457
GrubHub, Inc.*	360	11,186
WebMD Health Corp. — Class A*	168	9,763
Zendesk, Inc.*	359	9,470
Sinclair Broadcast Group, Inc. — Class A	296	8,838
InterDigital, Inc.	158	8,798
Houghton Mifflin Harcourt Co.*	555	8,675
Meredith Corp.	167	8,669
Finisar Corp.*	478	8,370
Media General, Inc.*	484	8,320
Shenandoah Telecommunications Co.	208	8,125
Time, Inc.	462	7,605
Cogent Communications Holdings, Inc.	187	7,492
Shutterfly, Inc.*	157	7,318
Gannett Company, Inc.	520	7,181
LogMeIn, Inc.*	113	7,169
Infinera Corp.*	625	7,050
NETGEAR, Inc.*	145	6,893
Viavi Solutions, Inc.*	1,038	6,882
Polycom, Inc.*	608	6,840
New York Times Co. — Class A	558	6,752
Plantronics, Inc.	149	6,556
Nexstar Broadcasting Group, Inc. — Class A	135	6,422
Marketo, Inc.*	184	6,407
Stamps.com, Inc.*	72	6,294
NIC, Inc.	285	6,253
Consolidated Communications Holdings, Inc.	224	6,103
DigitalGlobe, Inc.*	283	6,053
8x8, Inc.*	394	5,756
NeuStar, Inc. — Class A*	241	5,666
Wayfair, Inc. — Class A*	139	5,421
Gigamon, Inc.*	144	5,384
Vonage Holdings Corp.*	852	5,197
comScore, Inc.*	215	5,134
RingCentral, Inc. — Class A*	260	5,127
Scholastic Corp.	120	4,753
Infoblox, Inc.*	252	4,728
Ubiquiti Networks, Inc.*	117	4,523
Etsy, Inc.*	464	4,450
Cincinnati Bell, Inc.*	941	4,300
EW Scripps Co. — Class A*	266	4,213
MDC Partners, Inc. — Class A	227	4,152
ADTRAN, Inc.	220	4,103
MSG Networks, Inc. — Class A*	263	4,034
Windstream Holdings, Inc.	425	3,940
Shutterstock, Inc.*	86	3,939
Liberty Media Group — Class C*	204	3,870
Quotient Technology, Inc.*	287	3,849
West Corp.	193	3,794
ATN International, Inc.	47	3,657
AVG Technologies N.V.*	187	3,551
Web.com Group, Inc.*	191	3,472
Iridium Communications, Inc.*	367	3,259
Perficient, Inc.*	158	3,209
Q2 Holdings, Inc.*	113	3,166
New Media Investment Group, Inc.	174	3,144
Gray Television, Inc.*	286	3,103
HealthStream, Inc.*	116	3,076
EarthLink Holdings Corp.	468	2,995
World Wrestling Entertainment, Inc. — Class A	161	2,964
Inteliquent, Inc.	146	2,904
ORBCOMM, Inc.*	288	2,866
Ixia*	287	2,818
Endurance International Group Holdings, Inc.*	268	2,409
CalAmp Corp.*	162	2,399
ePlus, Inc.*	28	2,290
Rubicon Project, Inc.*	165	2,252
Box, Inc. — Class A*	216	2,233
VASCO Data Security International, Inc.*	134	2,196
GTT Communications, Inc.*	118	2,181
Oclaro, Inc.*	442	2,157
Gogo, Inc.*	251	2,106
Loral Space & Communications, Inc.*	58	2,046
Liberty Braves Group — Class C*	139	2,038
Globalstar, Inc.*	1,674	2,026
General Communication, Inc. — Class A*	128	2,022
ShoreTel, Inc.*	298	1,994
XO Group, Inc.*	114	1,987
FTD Companies, Inc.*	79	1,972
Entravision Communications Corp. — Class A	291	1,956
Liberty Media Group — Class A*	101	1,933
TrueCar, Inc.*	241	1,892
Sonus Networks, Inc.*	213	1,851
Blucora, Inc.*	176	1,823
Chegg, Inc.*	358	1,790
Spok Holdings, Inc.	92	1,763
tronc, Inc.*	120	1,656
Bankrate, Inc.*	212	1,586
Entercom Communications Corp. — Class A	116	1,574
Extreme Networks, Inc.*	460	1,559
ChannelAdvisor Corp.*	103	1,492
Bazaarvoice, Inc.*	363	1,456
Boingo Wireless, Inc.*	161	1,436
Daily Journal Corp.*	6	1,422
Global Eagle Entertainment, Inc.*	210	1,394
DHI Group, Inc.*	222	1,383
FairPoint Communications, Inc.*	94	1,380
Blue Nile, Inc.	49	1,342
RetailMeNot, Inc.*	171	1,318
NeoPhotonics Corp.*	138	1,315
Calix, Inc.*	185	1,278
A10 Networks, Inc.*	195	1,262
Intralinks Holdings, Inc.*	185	1,203
Straight Path Communications, Inc. — Class B*	42	1,162
Angie's List, Inc.*	178	1,159

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Communications - 5.1% (continued)
IDT Corp. — Class B	79	$1,121
Rapid7, Inc.*	88	1,107
Lands' End, Inc.*	67	1,100
1-800-Flowers.com, Inc. — Class A*	115	1,037
Lumos Networks Corp.*	84	1,016
Lionbridge Technologies, Inc.*	256	1,011
Reis, Inc.	40	996
MeetMe, Inc.*	182	970
Harmonic, Inc.*	340	969
Overstock.com, Inc.*	59	950
Clearfield, Inc.*	52	930
Acacia Communications, Inc.*	23	919
Comtech Telecommunications Corp.	70	899
Black Box Corp.	68	889
Zix Corp.*	237	889
Liquidity Services, Inc.*	111	870
VirnetX Holding Corp.*	214	856
RigNet, Inc.*	57	763
NII Holdings, Inc.*	237	753
Silicom Ltd.	25	748
Telenav, Inc.*	146	745
Central European Media Enterprises Ltd. — Class A*	340	717
Aerohive Networks, Inc.*	108	715
TechTarget, Inc.*	84	680
United Online, Inc.*	60	660
HC2 Holdings, Inc.*	148	636
Saga Communications, Inc. — Class A	16	633
Liberty Braves Group — Class A*	40	602
Hawaiian Telcom Holdco, Inc.*	28	593
QuinStreet, Inc.*	164	582
Rightside Group Ltd.*	51	543
Autobytel, Inc.*	39	541
KVH Industries, Inc.*	69	531
Preformed Line Products Co.	12	485
Marchex, Inc. — Class B*	148	471
Limelight Networks, Inc.*	315	469
RealNetworks, Inc.*	107	461
Numerex Corp. — Class A*	61	457
Hemisphere Media Group, Inc.*	30	354
Salem Media Group, Inc. — Class A	49	354
Radio One, Inc. — Class D*	109	348
Corindus Vascular Robotics, Inc.*	243	347
Intelsat S.A.*	130	335
Global Sources Ltd.*	36	330
Townsquare Media, Inc. — Class A*	38	300
Value Line, Inc.	5	82
Total Communications		477,053
Utilities - 3.2%
IDACORP, Inc.	377	18,472
Portland General Electric Co.	402	17,737
Southwest Gas Corp.	210	16,530
WGL Holdings, Inc.	224	15,857
ONE Gas, Inc.	234	15,582
New Jersey Resources Corp.	384	14,803
Black Hills Corp.	230	14,499
ALLETE, Inc.	222	14,348
Spire, Inc.	200	14,168
NorthWestern Corp.	217	13,686
PNM Resources, Inc.	359	12,723
Avista Corp.	283	12,678
South Jersey Industries, Inc.	354	11,193
Dynegy, Inc.*	524	9,033
MGE Energy, Inc.	157	8,873
El Paso Electric Co.	183	8,650
Northwest Natural Gas Co.	122	7,908
Ormat Technologies, Inc.	173	7,570
California Water Service Group	214	7,476
American States Water Co.	166	7,274
Empire District Electric Co.	197	6,692
Otter Tail Corp.	170	5,693
Talen Energy Corp.*	376	5,095
Atlantica Yield plc	260	4,831
Chesapeake Utilities Corp.	67	4,434
NRG Yield, Inc. — Class C	282	4,396
Middlesex Water Co.	73	3,167
SJW Corp.	72	2,835
Connecticut Water Service, Inc.	49	2,754
Unitil Corp.	63	2,688
NRG Yield, Inc. — Class A	156	2,374
York Water Co.	58	1,858
Atlantic Power Corp.	547	1,357
Artesian Resources Corp. — Class A	34	1,153
Consolidated Water Company Ltd.	67	875
Delta Natural Gas Company, Inc.	30	808
EnerNOC, Inc.*	121	765
Spark Energy, Inc. — Class A	22	727
Ameresco, Inc. — Class A*	94	411
Genie Energy Ltd. — Class B*	58	393
Global Water Resources, Inc.	36	317
Total Utilities		302,683
Basic Materials - 3.0%
Olin Corp.	741	18,406
Sensient Technologies Corp.	200	14,207
PolyOne Corp.	376	13,250
Axiall Corp.	316	10,304
HB Fuller Co.	226	9,942
US Silica Holdings, Inc.	286	9,859
Minerals Technologies, Inc.	156	8,861
Hecla Mining Co.	1,700	8,671
Commercial Metals Co.	513	8,669
Worthington Industries, Inc.	204	8,629
Balchem Corp.	141	8,411
GCP Applied Technologies, Inc.*	314	8,177
Chemtura Corp.*	286	7,545
Coeur Mining, Inc.*	679	7,238
Kaiser Aluminum Corp.	80	7,232
Carpenter Technology Corp.	207	6,817
Chemours Co.	811	6,683
Stillwater Mining Co.*	547	6,487
Ingevity Corp.*	188	6,400

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Basic Materials - 3.0% (continued)
Allegheny Technologies, Inc.	480	$6,120
Neenah Paper, Inc.	76	5,500
Quaker Chemical Corp.	60	5,352
Stepan Co.	89	5,298
Clearwater Paper Corp.*	77	5,033
Ferro Corp.*	369	4,937
AK Steel Holding Corp.*	1,055	4,916
Innospec, Inc.	105	4,829
Schweitzer-Mauduit International, Inc.	135	4,763
Cliffs Natural Resources, Inc.*	789	4,474
PH Glatfelter Co.	193	3,775
Innophos Holdings, Inc.	87	3,672
Kraton Performance Polymers, Inc.*	131	3,659
Univar, Inc.*	191	3,612
Deltic Timber Corp.	47	3,155
A. Schulman, Inc.	129	3,150
Calgon Carbon Corp.	226	2,972
Aceto Corp.	130	2,846
Koppers Holdings, Inc.*	91	2,796
Rayonier Advanced Materials, Inc.	191	2,596
Ferroglobe plc	292	2,514
Materion Corp.	91	2,253
Fairmount Santrol Holdings, Inc.*	292	2,251
CSW Industrials, Inc.*	64	2,087
Schnitzer Steel Industries, Inc. — Class A	118	2,077
American Vanguard Corp.	127	1,919
Hawkins, Inc.	43	1,867
Orchids Paper Products Co.	41	1,458
Century Aluminum Co.*	223	1,412
OMNOVA Solutions, Inc.*	191	1,385
Landec Corp.*	121	1,302
Tronox Ltd. — Class A	287	1,266
KMG Chemicals, Inc.	40	1,040
Ryerson Holding Corp.*	49	858
Gold Resource Corp.	221	793
Oil-Dri Corporation of America	22	760
Codexis, Inc.*	148	596
United States Lime & Minerals, Inc.	9	531
Kronos Worldwide, Inc.	99	520
AgroFresh Solutions, Inc.*	97	515
ALJ Regional Holdings, Inc.*	82	410
Valhi, Inc.	111	174
Total Basic Materials		287,231
Energy - 2.3%
RSP Permian, Inc.*	348	12,141
PDC Energy, Inc.*	207	11,924
Carrizo Oil & Gas, Inc.*	253	9,070
NOW, Inc.*	473	8,580
Oil States International, Inc.*	231	7,596
Oasis Petroleum, Inc.*	799	7,463
Matador Resources Co.*	370	7,326
SemGroup Corp. — Class A	198	6,447
Western Refining, Inc.	304	6,271
Callon Petroleum Co.*	539	6,053
MRC Global, Inc.*	420	5,968
Pattern Energy Group, Inc.	258	5,927
Denbury Resources, Inc.	1,555	5,582
Synergy Resources Corp.*	822	5,475
Seadrill Ltd.*	1,672	5,418
McDermott International, Inc.*	1,077	5,320
Forum Energy Technologies, Inc.*	267	4,622
SEACOR Holdings, Inc.*	73	4,230
TerraForm Power, Inc. — Class A*	387	4,218
Delek US Holdings, Inc.	274	3,620
Unit Corp.*	227	3,533
Atwood Oceanics, Inc.	274	3,430
Green Plains, Inc.	162	3,195
Flotek Industries, Inc.*	234	3,088
Helix Energy Solutions Group, Inc.*	454	3,069
Archrock, Inc.	310	2,920
Thermon Group Holdings, Inc.*	143	2,747
Cobalt International Energy, Inc.*	1,805	2,419
TETRA Technologies, Inc.*	355	2,261
Newpark Resources, Inc.*	373	2,160
Matrix Service Co.*	119	1,962
Par Pacific Holdings, Inc.*	124	1,902
Exterran Corp.*	142	1,825
Sanchez Energy Corp.*	250	1,765
Bristow Group, Inc.	152	1,734
Renewable Energy Group, Inc.*	195	1,722
spx Resources Corp.*	140	1,708
SunCoke Energy, Inc.	290	1,688
Sunrun, Inc.*	280	1,660
REX American Resources Corp.*	25	1,496
Plug Power, Inc.*	803	1,494
Bill Barrett Corp.*	219	1,399
Ring Energy, Inc.*	158	1,394
Clean Energy Fuels Corp.*	390	1,353
Pioneer Energy Services Corp.*	287	1,320
TerraForm Global, Inc. — Class A	404	1,317
Natural Gas Services Group, Inc.*	56	1,282
Parker Drilling Co.*	543	1,243
FutureFuel Corp.	112	1,219
Tesco Corp.	175	1,171
CARBO Ceramics, Inc.	88	1,153
Panhandle Oil and Gas, Inc. — Class A	68	1,134
CVR Energy, Inc.	70	1,085
Northern Oil and Gas, Inc.*	211	975
Contango Oil & Gas Co.*	79	967
Geospace Technologies Corp.*	59	966
PHI, Inc.*	52	930
Trecora Resources*	89	928
Alon USA Energy, Inc.	142	920
EP Energy Corp. — Class A*	171	886
Era Group, Inc.*	87	818
EXCO Resources, Inc.*	629	818
Westmoreland Coal Co.*	83	790

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 77.5% (continued)
Energy - 2.3% (continued)
Clayton Williams Energy, Inc.*	27	$741
Dawson Geophysical Co.*	89	725
Eclipse Resources Corp.*	217	725
Independence Contract Drilling, Inc.*	133	722
Pacific Ethanol, Inc.*	129	703
FuelCell Energy, Inc.*	111	690
Abraxas Petroleum Corp.*	548	619
Evolution Petroleum Corp.	110	602
Jones Energy, Inc. — Class A*	138	569
Willbros Group, Inc.*	191	483
W&T Offshore, Inc.*	159	369
Adams Resources & Energy, Inc.	9	347
Vivint Solar, Inc.*	101	310
Isramco, Inc.*	3	247
Erin Energy Corp.*	65	157
Earthstone Energy, Inc.*	7	75
Total Energy		213,181
Diversified - 0.1%
HRG Group, Inc.*	525	7,208
Resource America, Inc. — Class A	53	515
Wins Finance Holdings, Inc.*	6	93
Total Diversified		7,816
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	135	3,578
Total Common Stocks
(Cost $7,080,375)		7,307,106

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	54	–
Imperial Holdings, Inc.
$10.75, 10/06/19	4	–
Total Warrants
(Cost $344)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	57	–
Leap Wireless International, Inc.
Expires 03/06/17	513	–
Dyax Corp.
Expires 01/25/17	714	–
Total Rights
(Cost $398)		–

MUTUAL FUNDS† - 13.4%
Guggenheim Strategy Fund II1	36,299	900,567
Guggenheim Strategy Fund I1	14,706	366,314
Total Mutual Funds
(Cost $1,265,341)		1,266,881

	Face Amount
REPURCHASE AGREEMENTS††,2 - 169.0%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$8,186,628	8,186,628
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	6,960,025	6,960,025
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	786,609	786,609
Total Repurchase Agreements
(Cost $15,933,262)		15,933,262
Total Investments – 259.9%
(Cost $24,279,720)		$24,507,249
Other Assets & Liabilities, net - (159.9)%		(15,081,735)
Total Net Assets - 100.0%		$9,425,514

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2016 Russell 2000 Index Swap 0.44%[4], Terminating 07/27/16 (Notional Value $1,549,960)	1,346	$86,500
Barclays Bank plc July 2016 Russell 2000 Index Swap 0.44%[4], Terminating 07/29/16 (Notional Value $4,735,483)	4,111	84,728
Credit Suisse Capital, LLC July 2016 Russell 2000 Index Swap 0.45%[4], Terminating 07/26/16 (Notional Value $780,419)	677	42,737
(Total Notional Value $7,065,862)		$213,965

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer— See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[4]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company REIT —Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® 1.5x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$7,307,106	$—	$—	$—	$7,307,106
Equity Index Swap Agreements	—	—	213,965	—	213,965
Mutual Funds	1,266,881	—	—	—	1,266,881
Repurchase Agreements	—	15,933,262	—	—	15,933,262
Rights	—	—	—	—	—
Warrants	—	—	—	—	—
Total	$8,573,987	$15,933,262	$213,965	$—	$24,721,214

* Other financial instruments swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6%
Financial - 23.8%
Gramercy Property Trust	5,764	$53,144
Healthcare Realty Trust, Inc.	1,424	49,826
Medical Properties Trust, Inc.	3,236	49,220
DuPont Fabros Technology, Inc.	1,018	48,397
PrivateBancorp, Inc. — Class A	1,071	47,157
Umpqua Holdings Corp.	3,015	46,643
Prosperity Bancshares, Inc.	913	46,554
FirstMerit Corp.	2,258	45,770
Investors Bancorp, Inc.	4,059	44,974
First Industrial Realty Trust, Inc.	1,585	44,094
Bank of the Ozarks, Inc.	1,147	43,035
CNO Financial Group, Inc.	2,445	42,690
Webster Financial Corp.	1,252	42,505
New Residential Investment Corp. REIT	3,051	42,226
Education Realty Trust, Inc.	907	41,848
CoreSite Realty Corp.	457	40,531
Physicians Realty Trust	1,844	38,742
National Health Investors, Inc.	508	38,146
Ellie Mae, Inc.*	402	36,843
Primerica, Inc.	641	36,691
Urban Edge Properties	1,225	36,578
FNB Corp.	2,867	35,952
Sunstone Hotel Investors, Inc.	2,966	35,800
RLI Corp.	519	35,696
RLJ Lodging Trust	1,664	35,693
QTS Realty Trust, Inc. — Class A	637	35,659
MB Financial, Inc.	955	34,647
GEO Group, Inc.	1,013	34,624
LaSalle Hotel Properties	1,456	34,332
Acadia Realty Trust	966	34,312
Wintrust Financial Corp.	661	33,711
United Bankshares, Inc.	896	33,609
IBERIABANK Corp.	559	33,389
Mack-Cali Realty Corp.	1,218	32,886
Home BancShares, Inc.	1,651	32,673
UMB Financial Corp.	612	32,565
Lexington Realty Trust	3,137	31,715
Fulton Financial Corp.	2,346	31,671
Kite Realty Group Trust	1,128	31,618
Washington Real Estate Investment Trust	1,002	31,523
Hudson Pacific Properties, Inc.	1,071	31,252
Valley National Bancorp	3,380	30,826
Radian Group, Inc.	2,938	30,615
Washington Federal, Inc.	1,240	30,082
Ryman Hospitality Properties, Inc.	593	30,035
WageWorks, Inc.*	498	29,785
EastGroup Properties, Inc.	431	29,705
Selective Insurance Group, Inc.	775	29,612
Cousins Properties, Inc.	2,835	29,484
Texas Capital Bancshares, Inc.*	630	29,459
Retail Opportunity Investments Corp.	1,357	29,406
Cathay General Bancorp	1,013	28,567
First Financial Bankshares, Inc.	871	28,560
PS Business Parks, Inc.	269	28,536
WP GLIMCHER, Inc.	2,476	27,707
MGIC Investment Corp.*	4,656	27,703
Glacier Bancorp, Inc.	1,040	27,643
Hancock Holding Co.	1,056	27,572
Stifel Financial Corp.*	875	27,519
Janus Capital Group, Inc.	1,970	27,423
Sterling Bancorp	1,729	27,145
BancorpSouth, Inc.	1,181	26,797
Colony Starwood Homes	880	26,770
Pinnacle Financial Partners, Inc.	547	26,721
First Citizens BancShares, Inc. — Class A	103	26,668
LTC Properties, Inc.	514	26,589
BGC Partners, Inc. — Class A	2,969	25,860
Pebblebrook Hotel Trust	976	25,620
Great Western Bancorp, Inc.	803	25,327
Enstar Group Ltd.*	155	25,109
Blackhawk Network Holdings, Inc.*	749	25,084
DiamondRock Hospitality Co.	2,739	24,733
Capitol Federal Financial, Inc.	1,740	24,273
Community Bank System, Inc.	587	24,120
Xenia Hotels & Resorts, Inc.	1,411	23,677
Colony Capital, Inc. — Class A	1,535	23,562
Evercore Partners, Inc. — Class A	533	23,553
Monogram Residential Trust, Inc.	2,298	23,463
Alexander & Baldwin, Inc.	636	22,985
Trustmark Corp.	920	22,862
Old National Bancorp	1,813	22,717
American Assets Trust, Inc.	534	22,663
CVB Financial Corp.	1,380	22,618
Select Income REIT	865	22,481
STAG Industrial, Inc.	938	22,334
Columbia Banking System, Inc.	792	22,224
Essent Group Ltd.*	1,016	22,159
Government Properties Income Trust	956	22,045
South State Corp.	323	21,980
Hilltop Holdings, Inc.*	1,023	21,473
Kennedy-Wilson Holdings, Inc.	1,125	21,330
Ramco-Gershenson Properties Trust	1,075	21,081
Hatteras Financial Corp.	1,285	21,074
Invesco Mortgage Capital, Inc. REIT	1,536	21,028
CBL & Associates Properties, Inc.	2,249	20,938
EverBank Financial Corp.	1,405	20,878
New York REIT, Inc.	2,255	20,859
Argo Group International Holdings Ltd.	394	20,433
Eagle Bancorp, Inc.*	417	20,062
Pennsylvania Real Estate Investment Trust	932	19,991
International Bancshares Corp.	747	19,489
Chemical Financial Corp.	522	19,465
Northwest Bancshares, Inc.	1,311	19,442
First Midwest Bancorp, Inc.	1,098	19,281
Astoria Financial Corp.	1,256	19,254

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Financial - 23.8% (continued)
TowneBank	889	$19,240
Potlatch Corp.	554	18,891
Financial Engines, Inc.	730	18,885
Rexford Industrial Realty, Inc.	895	18,876
Chesapeake Lodging Trust	811	18,856
LendingClub Corp.*	4,381	18,838
Horace Mann Educators Corp.	553	18,686
Simmons First National Corp. — Class A	400	18,474
Parkway Properties, Inc.	1,094	18,303
Waddell & Reed Financial, Inc. — Class A	1,058	18,219
Sabra Health Care REIT, Inc.	881	18,179
Global Net Lease, Inc.	2,273	18,069
Renasant Corp.	557	18,008
United Community Banks, Inc.	955	17,467
Banner Corp.	408	17,356
CYS Investments, Inc.	2,067	17,301
Genworth Financial, Inc. — Class A*	6,705	17,299
Yadkin Financial Corp.	681	17,086
Kemper Corp.	541	16,760
Park National Corp.	181	16,612
Westamerica Bancorporation	337	16,601
Seritage Growth Properties	333	16,597
Four Corners Property Trust, Inc.	805	16,575
NBT Bancorp, Inc.	578	16,548
Provident Financial Services, Inc.	833	16,360
Franklin Street Properties Corp.	1,331	16,331
LegacyTexas Financial Group, Inc.	605	16,281
First Financial Bancorp	836	16,260
Independent Bank Corp.	353	16,132
Kearny Financial Corp.	1,259	15,838
BBCN Bancorp, Inc.	1,061	15,830
AMERISAFE, Inc.	258	15,795
Summit Hotel Properties, Inc.	1,181	15,636
American Equity Investment Life Holding Co.	1,093	15,575
ServisFirst Bancshares, Inc.	314	15,508
WisdomTree Investments, Inc.	1,568	15,351
Talmer Bancorp, Inc. — Class A	798	15,298
PRA Group, Inc.*	629	15,184
PennyMac Mortgage Investment Trust	930	15,094
Terreno Realty Corp.	582	15,056
WesBanco, Inc.	483	14,997
Agree Realty Corp.	310	14,953
Union Bankshares Corp.	592	14,628
BofI Holding, Inc.*	818	14,487
Redwood Trust, Inc.	1,040	14,362
National General Holdings Corp.	660	14,137
HFF, Inc. — Class A	489	14,123
Navigators Group, Inc.	153	14,071
FCB Financial Holdings, Inc. — Class A*	409	13,906
First Merchants Corp.	556	13,861
Ameris Bancorp	464	13,781
Boston Private Financial Holdings, Inc.	1,117	13,158
Stewart Information Services Corp.	312	12,920
Apollo Commercial Real Estate Finance, Inc.	802	12,888
Tompkins Financial Corp.	198	12,870
Aircastle Ltd.	651	12,734
Employers Holdings, Inc.	438	12,711
Capstead Mortgage Corp.	1,303	12,639
WSFS Financial Corp.	391	12,586
United Fire Group, Inc.	295	12,517
MBIA, Inc.*	1,795	12,260
St. Joe Co.*	689	12,209
Beneficial Bancorp, Inc.*	958	12,186
Safety Insurance Group, Inc.	196	12,070
Banc of California, Inc.	666	12,055
Alexander's, Inc.	29	11,868
Infinity Property & Casualty Corp.	147	11,857
BNC Bancorp	516	11,718
FelCor Lodging Trust, Inc.	1,860	11,589
Cohen & Steers, Inc.	285	11,525
Monmouth Real Estate Investment Corp.	860	11,404
S&T Bancorp, Inc.	466	11,394
Berkshire Hills Bancorp, Inc.	420	11,306
Chatham Lodging Trust	512	11,254
New Senior Investment Group, Inc.	1,041	11,118
First Commonwealth Financial Corp.	1,208	11,114
CareTrust REIT, Inc.	785	10,817
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	499	10,778
Investors Real Estate Trust	1,653	10,695
Third Point Reinsurance Ltd.*	901	10,560
Heartland Financial USA, Inc.	299	10,552
Brookline Bancorp, Inc.	944	10,412
Southside Bancshares, Inc.	335	10,355
Lakeland Financial Corp.	219	10,295
FNFV Group*	897	10,289
Wilshire Bancorp, Inc.	981	10,222
Ambac Financial Group, Inc.*	615	10,123
Hanmi Financial Corp.	428	10,054
ARMOUR Residential REIT, Inc.	501	10,020
CenterState Banks, Inc.	633	9,970
American Capital Mortgage Investment Corp.	628	9,915
Maiden Holdings Ltd.	806	9,865
Tier REIT, Inc.	636	9,749
RE/MAX Holdings, Inc. — Class A	242	9,743
Meridian Bancorp, Inc.	658	9,725
Central Pacific Financial Corp.	412	9,723
State Bank Financial Corp.	477	9,707
Hersha Hospitality Trust	565	9,690
Universal Health Realty Income Trust	169	9,663
PHH Corp.*	723	9,630

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Financial - 23.8% (continued)
Nelnet, Inc. — Class A	276	$9,591
iStar, Inc.*	991	9,504
Rouse Properties, Inc.	519	9,472
KCG Holdings, Inc. — Class A*	712	9,470
InfraREIT, Inc.	539	9,454
Cardinal Financial Corp.	429	9,412
Sandy Spring Bancorp, Inc.	321	9,328
New York Mortgage Trust, Inc. REIT	1,501	9,156
City Holding Co.	199	9,049
First Busey Corp.	422	9,027
Pacific Premier Bancorp, Inc.*	371	8,904
United Financial Bancorp, Inc.	684	8,878
Urstadt Biddle Properties, Inc. — Class A	356	8,822
Walker & Dunlop, Inc.*	375	8,543
Northfield Bancorp, Inc.	574	8,512
Oritani Financial Corp.	526	8,411
Cedar Realty Trust, Inc.	1,126	8,366
Customers Bancorp, Inc.*	332	8,343
Universal Insurance Holdings, Inc.	446	8,287
Stock Yards Bancorp, Inc.	290	8,187
FBL Financial Group, Inc. — Class A	134	8,130
Greenlight Capital Re Ltd. — Class A*	401	8,084
Saul Centers, Inc.	131	8,084
TrustCo Bank Corp. NY	1,246	7,987
Opus Bank	234	7,909
Piper Jaffray Cos.*	208	7,842
Capital Bank Financial Corp. — Class A	270	7,776
Cass Information Systems, Inc.	150	7,755
Silver Bay Realty Trust Corp.	454	7,732
Diamond Hill Investment Group, Inc.	41	7,725
Washington Trust Bancorp, Inc.	203	7,698
Getty Realty Corp.	357	7,658
Encore Capital Group, Inc.*	325	7,647
TriCo Bancshares	276	7,618
First Interstate BancSystem, Inc. — Class A	269	7,559
Flushing Financial Corp.	379	7,535
Investment Technology Group, Inc.	449	7,507
NorthStar Realty Europe Corp.	794	7,345
Enterprise Financial Services Corp.	262	7,307
First Potomac Realty Trust	791	7,277
National Bank Holdings Corp. — Class A	357	7,269
OM Asset Management plc	544	7,262
Dime Community Bancshares, Inc.	426	7,246
Community Trust Bancorp, Inc.	208	7,209
Heritage Financial Corp.	402	7,067
Flagstar Bancorp, Inc.*	285	6,957
MainSource Financial Group, Inc.	315	6,946
1st Source Corp.	213	6,899
Bryn Mawr Bank Corp.	227	6,628
James River Group Holdings Ltd.	195	6,622
Altisource Residential Corp.	714	6,562
Seacoast Banking Corporation of Florida*	403	6,545
National Storage Affiliates Trust	314	6,537
Independent Bank Group, Inc.	152	6,522
CatchMark Timber Trust, Inc. — Class A	530	6,477
Bridge Bancorp, Inc.	228	6,475
BancFirst Corp.	107	6,454
First BanCorp*	1,622	6,439
HomeStreet, Inc.*	322	6,414
Easterly Government Properties, Inc.	324	6,393
Ladder Capital Corp. — Class A	523	6,381
German American Bancorp, Inc.	194	6,202
Virtu Financial, Inc. — Class A	344	6,192
Anworth Mortgage Asset Corp.	1,306	6,138
Greenhill & Company, Inc.	379	6,102
ConnectOne Bancorp, Inc.	387	6,072
National Western Life Group, Inc. — Class A	31	6,053
Virtus Investment Partners, Inc.	85	6,050
Lakeland Bancorp, Inc.	529	6,020
WMIH Corp.*	2,704	6,002
CoBiz Financial, Inc.	507	5,932
Apollo Residential Mortgage, Inc.	436	5,842
Camden National Corp.	139	5,838
Armada Hoffler Properties, Inc.	424	5,826
Ashford Hospitality Trust, Inc.	1,066	5,724
Meta Financial Group, Inc.	112	5,708
Moelis & Co. — Class A	253	5,693
Westwood Holdings Group, Inc.	109	5,646
International. FCStone, Inc.*	205	5,594
First of Long Island Corp.	194	5,562
Forestar Group, Inc.*	466	5,541
AG Mortgage Investment Trust, Inc.	383	5,531
PJT Partners, Inc. — Class A	237	5,451
Univest Corporation of Pennsylvania	257	5,402
Great Southern Bancorp, Inc.	146	5,398
Whitestone REIT — Class B	357	5,384
Waterstone Financial, Inc.	347	5,320
Resource Capital Corp.	413	5,311
Nationstar Mortgage Holdings, Inc.*	466	5,247
Western Asset Mortgage Capital Corp. REIT	558	5,240
Mercantile Bank Corp.	217	5,178
Gladstone Commercial Corp.	305	5,151
OceanFirst Financial Corp.	280	5,088
Stonegate Bank	156	5,034
Marcus & Millichap, Inc.*	198	5,031
CU Bancorp*	221	5,023
Park Sterling Corp.	703	4,984

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Financial - 23.8% (continued)
First Financial Corp.	136	$4,980
Blue Hills Bancorp, Inc.	336	4,959
Ashford Hospitality Prime, Inc.	350	4,949
Financial Institutions, Inc.	189	4,927
OFG Bancorp	590	4,897
Suffolk Bancorp	156	4,884
Citizens, Inc.*	633	4,811
Preferred Bank/Los Angeles CA	166	4,793
First Community Bancshares, Inc.	213	4,780
Peoples Bancorp, Inc.	219	4,772
First Bancorp	268	4,711
CorEnergy Infrastructure Trust, Inc.	163	4,703
First Defiance Financial Corp.	120	4,662
State Auto Financial Corp.	211	4,623
Preferred Apartment Communities, Inc. — Class A	309	4,548
Arrow Financial Corp.	150	4,544
Ares Commercial Real Estate Corp.	367	4,510
Clifton Bancorp, Inc.	299	4,506
Independence Realty Trust, Inc.	550	4,499
NexPoint Residential Trust, Inc.	245	4,459
Fidelity Southern Corp.	283	4,435
QCR Holdings, Inc.	162	4,405
Altisource Portfolio Solutions S.A.*	158	4,399
State National Companies, Inc.	416	4,380
Heritage Insurance Holdings, Inc.	363	4,345
One Liberty Properties, Inc.	180	4,293
Bank Mutual Corp.	557	4,278
Dynex Capital, Inc.	612	4,247
HomeTrust Bancshares, Inc.*	226	4,181
Southwest Bancorp, Inc.	246	4,165
Cowen Group, Inc. — Class A*	1,394	4,126
TriState Capital Holdings, Inc.*	299	4,105
Pacific Continental Corp.	260	4,085
Federal Agricultural Mortgage Corp. — Class C	117	4,074
Independent Bank Corp.	278	4,034
West Bancorporation, Inc.	216	4,015
Arlington Asset Investment Corp. — Class A	308	4,007
Franklin Financial Network, Inc.*	127	3,983
Peapack Gladstone Financial Corp.	214	3,961
Nicolet Bankshares, Inc.*	104	3,960
RAIT Financial Trust	1,252	3,919
Bank of Marin Bancorp	81	3,918
United Community Financial Corp.	634	3,855
Horizon Bancorp	153	3,846
United Insurance Holdings Corp.	234	3,833
First Foundation, Inc.*	177	3,806
Fidelity & Guaranty Life	162	3,755
OneBeacon Insurance Group Ltd. — Class A	272	3,754
Heritage Commerce Corp.	356	3,749
UMH Properties, Inc.	333	3,746
World Acceptance Corp.*	82	3,739
Houlihan Lokey, Inc.	166	3,713
Live Oak Bancshares, Inc.	263	3,711
NMI Holdings, Inc. — Class A*	674	3,694
Allegiance Bancshares, Inc.*	148	3,682
Peoples Financial Services Corp.	94	3,679
Republic Bancorp, Inc. — Class A	132	3,647
First NBC Bank Holding Co.*	213	3,576
Community Healthcare Trust, Inc.	169	3,573
eHealth, Inc.*	246	3,449
Safeguard Scientifics, Inc.*	275	3,435
Guaranty Bancorp	205	3,424
Triumph Bancorp, Inc.*	211	3,376
CNB Financial Corp.	189	3,364
Atlantic Capital Bancshares, Inc.*	231	3,340
Bluerock Residential Growth REIT, Inc.	256	3,328
On Deck Capital, Inc.*	644	3,317
City Office REIT, Inc.	251	3,258
Federated National Holding Co.	171	3,256
Ladenburg Thalmann Financial Services, Inc.*	1,379	3,254
National Bankshares, Inc.	93	3,248
Citizens & Northern Corp.	160	3,235
MidWestOne Financial Group, Inc.	113	3,227
HCI Group, Inc.	118	3,219
GAIN Capital Holdings, Inc.	509	3,217
First Connecticut Bancorp, Inc.	191	3,163
EMC Insurance Group, Inc.	114	3,160
Global Indemnity plc — Class A*	114	3,138
Ames National Corp.	117	3,138
National Interstate Corp.	102	3,086
Baldwin & Lyons, Inc. — Class B	123	3,033
Sun Bancorp, Inc.*	146	3,016
Acacia Research Corp.	681	2,996
First Bancorp, Inc.	139	2,994
FRP Holdings, Inc.*	86	2,967
People's Utah Bancorp	176	2,922
Farmers National Banc Corp.	332	2,922
RMR Group, Inc. — Class A	94	2,911
Bancorp, Inc.*	478	2,878
Orchid Island Capital, Inc.	279	2,871
Bar Harbor Bankshares	81	2,843
American National Bankshares, Inc.	112	2,820
NewStar Financial, Inc.*	334	2,812
Fox Chase Bancorp, Inc.	138	2,807
Real Industry, Inc.*	357	2,774
Farmers Capital Bank Corp.	100	2,735
Enterprise Bancorp, Inc.	114	2,735
Territorial Bancorp, Inc.	103	2,726
National Commerce Corp.*	115	2,682
Old Second Bancorp, Inc.	392	2,677

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Financial - 23.8% (continued)
Enova International, Inc.*	362	$2,664
Consolidated-Tomoka Land Co.	56	2,658
Sierra Bancorp	159	2,654
Penns Woods Bancorp, Inc.	63	2,645
Macatawa Bank Corp.	353	2,619
Trupanion, Inc.*	196	2,597
Heritage Oaks Bancorp	327	2,596
First Business Financial Services, Inc.	110	2,582
Carolina Financial Corp.	138	2,578
Atlas Financial Holdings, Inc.*	145	2,497
BSB Bancorp, Inc.*	110	2,492
BankFinancial Corp.	207	2,482
Charter Financial Corp.	186	2,470
Your Community Bankshares, Inc.	66	2,453
Green Bancorp, Inc.*	281	2,450
Great Ajax Corp.	175	2,427
Merchants Bancshares, Inc.	78	2,377
Cascade Bancorp*	428	2,371
Northrim BanCorp, Inc.	90	2,366
C1 Financial, Inc.*	101	2,356
Ocwen Financial Corp.*	1,372	2,346
WashingtonFirst Bankshares, Inc.	108	2,334
PennyMac Financial Services, Inc. — Class A*	186	2,323
Bear State Financial, Inc.	245	2,310
Owens Realty Mortgage, Inc.	134	2,230
Hingham Institution for Savings	18	2,213
Hallmark Financial Services, Inc.*	190	2,202
Avenue Financial Holdings, Inc.*	111	2,181
Access National Corp.	111	2,166
CommunityOne Bancorp*	171	2,161
Home Bancorp, Inc.	77	2,115
Regional Management Corp.*	144	2,111
Codorus Valley Bancorp, Inc.	103	2,098
Higher One Holdings, Inc.*	410	2,095
Capital City Bank Group, Inc.	150	2,088
Oppenheimer Holdings, Inc. — Class A	135	2,087
Tiptree Financial, Inc. — Class A	372	2,039
Old Line Bancshares, Inc.	112	2,016
ACNB Corp.	80	2,009
MutualFirst Financial, Inc.	73	1,997
Trinity Place Holdings, Inc.*	259	1,992
Shore Bancshares, Inc.	168	1,974
SI Financial Group, Inc.	149	1,973
GAMCO Investors, Inc. — Class A	60	1,966
Summit Financial Group, Inc.	112	1,960
Republic First Bancorp, Inc.*	448	1,931
Union Bankshares, Inc.	53	1,927
First Mid-Illinois Bancshares, Inc.	77	1,925
C&F Financial Corp.	43	1,925
Premier Financial Bancorp, Inc.	114	1,921
Investors Title Co.	20	1,905
Manning & Napier, Inc. — Class A	200	1,900
MBT Financial Corp.	237	1,896
Donegal Group, Inc. — Class A	114	1,880
First Northwest Bancorp*	147	1,873
LCNB Corp.	118	1,864
Southern Missouri Bancorp, Inc.	79	1,859
Southern First Bancshares, Inc.*	77	1,856
Marlin Business Services Corp.	113	1,842
Southern National Bancorp of Virginia, Inc.	150	1,823
Orrstown Financial Services, Inc.	99	1,787
Lake Sunapee Bank Group	104	1,779
Veritex Holdings, Inc.*	111	1,778
Farmland Partners, Inc.	156	1,766
Associated Capital Group, Inc. — Class A	61	1,749
Independence Holding Co.	97	1,743
Century Bancorp, Inc. — Class A	41	1,736
Middleburg Financial Corp.	63	1,714
Bankwell Financial Group, Inc.	77	1,699
Impac Mortgage Holdings, Inc.*	108	1,693
Calamos Asset Management, Inc. — Class A	230	1,681
First Internet Bancorp	70	1,667
Central Valley Community Bancorp	117	1,638
Westfield Financial, Inc.	212	1,632
First Financial Northwest, Inc.	122	1,620
Provident Financial Holdings, Inc.	88	1,610
First Community Financial Partners, Inc.*	182	1,602
Stratus Properties, Inc.*	83	1,555
Equity Bancshares, Inc. — Class A*	69	1,528
Pzena Investment Management, Inc. — Class A	199	1,514
ESSA Bancorp, Inc.	110	1,474
Blue Capital Reinsurance Holdings Ltd.	79	1,462
Pacific Mercantile Bancorp*	205	1,456
Crawford & Co. — Class B	163	1,384
County Bancorp, Inc.	65	1,340
Hennessy Advisors, Inc.	39	1,305
Chemung Financial Corp.	43	1,262
FBR & Co.	83	1,239
Silvercrest Asset Management Group, Inc. — Class A	94	1,151
Midland States Bancorp, Inc.*	50	1,085
Provident Bancorp, Inc.*	59	910
Hampton Roads Bankshares, Inc.*	476	852
Walter Investment Management Corp.*	255	704
Greene County Bancorp, Inc.	41	667
BBX Capital Corp. — Class A*	41	630
California First National Bancorp	32	473
Medley Management, Inc. — Class A	78	459

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Financial - 23.8% (continued)
Fifth Street Asset Management, Inc.	69	$279
American Independence Corp.*	8	196
United Development Funding IV†††	200	–
Total Financial		5,782,574
Consumer, Non-cyclical - 18.5%
HealthSouth Corp.	1,210	46,971
PAREXEL International Corp.*	716	45,023
Deluxe Corp.	667	44,268
B&G Foods, Inc.	846	40,776
NuVasive, Inc.*	676	40,370
Prestige Brands Holdings, Inc.*	726	40,220
Healthcare Services Group, Inc.	960	39,725
Bright Horizons Family Solutions, Inc.*	599	39,719
Helen of Troy Ltd.*	382	39,285
Team Health Holdings, Inc.*	926	37,659
Snyder's-Lance, Inc.	1,098	37,211
Horizon Pharma plc*	2,150	35,410
Cantel Medical Corp.	489	33,608
Darling Ingredients, Inc.*	2,241	33,390
Integra LifeSciences Holdings Corp.*	412	32,868
Lancaster Colony Corp.	256	32,668
Owens & Minor, Inc.	852	31,848
United Natural Foods, Inc.*	677	31,684
Cimpress N.V.*	342	31,628
Catalent, Inc.*	1,358	31,220
Ligand Pharmaceuticals, Inc. — Class B*	260	31,009
Medicines Co.*	918	30,872
Cepheid*	992	30,503
Chemed Corp.	221	30,124
Molina Healthcare, Inc.*	590	29,441
Masimo Corp.*	557	29,250
Impax Laboratories, Inc.*	999	28,791
Myriad Genetics, Inc.*	921	28,182
TESARO, Inc.*	335	28,156
Neogen Corp.*	497	27,956
ABM Industries, Inc.	761	27,761
Monro Muffler Brake, Inc.	428	27,204
Vector Group Ltd.	1,206	27,039
CEB, Inc.	438	27,017
Novavax, Inc.*	3,683	26,774
Kite Pharma, Inc.*	534	26,699
AMN Healthcare Services, Inc.*	646	25,821
On Assignment, Inc.*	694	25,644
Nektar Therapeutics*	1,766	25,130
Cardtronics, Inc.*	615	24,483
Grand Canyon Education, Inc.*	613	24,471
J&J Snack Foods Corp.	205	24,450
Wright Medical Group N.V.*	1,407	24,440
Matthews International Corp. — Class A	436	24,258
Exelixis, Inc.*	3,101	24,218
Nevro Corp.*	327	24,120
Ultragenyx Pharmaceutical, Inc.*	491	24,015
Fresh Del Monte Produce, Inc.	441	24,004
Insulet Corp.*	787	23,799
Sanderson Farms, Inc.	273	23,653
Ironwood Pharmaceuticals, Inc. — Class A*	1,765	23,077
FTI Consulting, Inc.*	566	23,025
Globus Medical, Inc. — Class A*	956	22,781
ICU Medical, Inc.*	201	22,663
Dean Foods Co.	1,250	22,613
WD-40 Co.	192	22,550
Cambrex Corp.*	435	22,503
Magellan Health, Inc.*	339	22,296
Avon Products, Inc.	5,867	22,177
Diplomat Pharmacy, Inc.*	624	21,840
Bluebird Bio, Inc.*	493	21,342
Incorporated Research Holdings, Inc. — Class A*	557	21,238
Ophthotech Corp.*	416	21,228
Halyard Health, Inc.*	638	20,748
Tumi Holdings, Inc.*	770	20,590
Boston Beer Company, Inc. — Class A*	120	20,524
Travelport Worldwide Ltd.	1,576	20,315
Penumbra, Inc.*	341	20,290
HMS Holdings Corp.*	1,150	20,252
Haemonetics Corp.*	698	20,235
Advisory Board Co.*	559	19,783
Sotheby's	714	19,564
Amedisys, Inc.*	381	19,233
Aaron's, Inc.	876	19,176
ExamWorks Group, Inc.*	548	19,098
NxStage Medical, Inc.*	868	18,818
Cal-Maine Foods, Inc.	422	18,703
LifeLock, Inc.*	1,153	18,229
Intra-Cellular Therapies, Inc.*	468	18,168
CONMED Corp.	376	17,946
HealthEquity, Inc.*	589	17,897
ARIAD Pharmaceuticals, Inc.*	2,413	17,832
Huron Consulting Group, Inc.*	295	17,824
Community Health Systems, Inc.*	1,470	17,714
Brink's Co.	615	17,521
Universal Corp.	303	17,495
Surgical Care Affiliates, Inc.*	366	17,447
TherapeuticsMD, Inc.*	2,047	17,400
Air Methods Corp.*	485	17,378
SUPERVALU, Inc.*	3,627	17,120
Natus Medical, Inc.*	444	16,783
Pacira Pharmaceuticals, Inc.*	497	16,764
Prothena Corporation plc*	474	16,571
Insperity, Inc.	214	16,527
Depomed, Inc.*	833	16,343
Korn/Ferry International	782	16,187
Exact Sciences Corp.*	1,321	16,182
Portola Pharmaceuticals, Inc.*	672	15,859
Alder Biopharmaceuticals, Inc.*	634	15,831
Select Medical Holdings Corp.*	1,456	15,827
Radius Health, Inc.*	430	15,803
Cynosure, Inc. — Class A*	323	15,712
SpartanNash Co.	504	15,412
DeVry Education Group, Inc.	853	15,218
Five Prime Therapeutics, Inc.*	368	15,217
ACCO Brands Corp.*	1,450	14,979

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Consumer, Non-cyclical - 18.5% (continued)
Acorda Therapeutics, Inc.*	586	$14,946
Calavo Growers, Inc.	211	14,137
Abaxis, Inc.	299	14,122
LDR Holding Corp.*	375	13,856
Endologix, Inc.*	1,106	13,781
HeartWare International, Inc.*	238	13,745
PRA Health Sciences, Inc.*	329	13,739
Ensign Group, Inc.	651	13,678
Performance Food Group Co.*	506	13,617
Analogic Corp.	170	13,505
EVERTEC, Inc.	867	13,473
Green Dot Corp. — Class A*	582	13,380
Zeltiq Aesthetics, Inc.*	484	13,228
Celator Pharmaceuticals, Inc.*	435	13,127
Andersons, Inc.	367	13,043
Supernus Pharmaceuticals, Inc.*	638	12,996
Kindred Healthcare, Inc.	1,149	12,972
Greatbatch, Inc.*	417	12,898
Halozyme Therapeutics, Inc.*	1,487	12,833
Acceleron Pharma, Inc.*	374	12,709
Paylocity Holding Corp.*	294	12,701
Repligen Corp.*	461	12,613
Achillion Pharmaceuticals, Inc.*	1,598	12,464
Emergent BioSolutions, Inc.*	443	12,457
TriNet Group, Inc.*	575	11,954
Spark Therapeutics, Inc.*	232	11,862
MacroGenics, Inc.*	435	11,741
FibroGen, Inc.*	714	11,717
Merit Medical Systems, Inc.*	587	11,640
Innoviva, Inc.	1,102	11,604
Seaboard Corp.*	4	11,483
AMAG Pharmaceuticals, Inc.*	476	11,386
Theravance Biopharma, Inc.*	495	11,232
Inogen, Inc.*	222	11,124
MiMedx Group, Inc.*	1,394	11,124
Sarepta Therapeutics, Inc.*	583	11,118
Meridian Bioscience, Inc.	569	11,096
Luminex Corp.*	542	10,965
Spectranetics Corp.*	583	10,908
TrueBlue, Inc.*	574	10,860
Sage Therapeutics, Inc.*	359	10,817
Apollo Education Group, Inc. — Class A*	1,165	10,625
Navigant Consulting, Inc.*	649	10,481
Anika Therapeutics, Inc.*	192	10,301
Orthofix International N.V.*	239	10,134
NutriSystem, Inc.	397	10,068
ICF International, Inc.*	246	10,061
National Beverage Corp.*	160	10,050
PharMerica Corp.*	403	9,938
US Physical Therapy, Inc.	165	9,935
National Healthcare Corp.	153	9,905
Central Garden & Pet Co. — Class A*	456	9,900
Puma Biotechnology, Inc.*	330	9,831
McGrath RentCorp	320	9,789
Team, Inc.*	394	9,783
Vascular Solutions, Inc.*	230	9,582
Momenta Pharmaceuticals, Inc.*	886	9,569
Relypsa, Inc.*	515	9,528
Amicus Therapeutics, Inc.*	1,737	9,484
Coca-Cola Bottling Company Consolidated	64	9,438
Synergy Pharmaceuticals, Inc.*	2,458	9,340
Cempra, Inc.*	564	9,300
Quad/Graphics, Inc.	395	9,200
ZIOPHARM Oncology, Inc.*	1,657	9,097
Tootsie Roll Industries, Inc.	235	9,055
Lannett Company, Inc.*	378	8,993
Merrimack Pharmaceuticals, Inc.*	1,664	8,969
SciClone Pharmaceuticals, Inc.*	683	8,920
LHC Group, Inc.*	204	8,829
Retrophin, Inc.*	494	8,798
Rent-A-Center, Inc.	708	8,694
Adeptus Health, Inc. — Class A*	168	8,679
Cerus Corp.*	1,381	8,617
Viad Corp.	274	8,494
Dermira, Inc.*	286	8,366
Inovio Pharmaceuticals, Inc.*	905	8,362
Xencor, Inc.*	439	8,337
Insmed, Inc.*	845	8,332
Lexicon Pharmaceuticals, Inc.*	576	8,266
Atrion Corp.	19	8,129
Capella Education Co.	154	8,107
Cardiovascular Systems, Inc.*	435	7,993
Providence Service Corp.*	177	7,944
Novocure Ltd.*	679	7,924
USANA Health Sciences, Inc.*	71	7,912
Amphastar Pharmaceuticals, Inc.*	485	7,818
Heron Therapeutics, Inc.*	433	7,816
Triple-S Management Corp. — Class B*	318	7,769
Dynavax Technologies Corp.*	530	7,727
LendingTree, Inc.*	87	7,685
Kelly Services, Inc. — Class A	400	7,588
Pacific Biosciences of California, Inc.*	1,039	7,309
Resources Connection, Inc.	486	7,183
Keryx Biopharmaceuticals, Inc.*	1,077	7,130
Ingles Markets, Inc. — Class A	191	7,124
Atara Biotherapeutics, Inc.*	316	7,113
PDL BioPharma, Inc.	2,253	7,074
Strayer Education, Inc.*	143	7,026
Array BioPharma, Inc.*	1,970	7,013
CBIZ, Inc.*	673	7,006
Seres Therapeutics, Inc.*	241	7,001
Inter Parfums, Inc.	238	6,800
Coherus Biosciences, Inc.*	402	6,790
Capital Senior Living Corp.*	384	6,785
Ennis, Inc.	349	6,694
Weis Markets, Inc.	131	6,622
Genomic Health, Inc.*	255	6,603
Glaukos Corp.*	226	6,590
MGP Ingredients, Inc.	171	6,537
Quidel Corp.*	366	6,537

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Consumer, Non-cyclical - 18.5% (continued)
Raptor Pharmaceutical Corp.*	1,166	$6,261
RPX Corp.*	677	6,208
Cross Country Healthcare, Inc.*	437	6,083
AtriCure, Inc.*	429	6,062
ANI Pharmaceuticals, Inc.*	108	6,029
BioTelemetry, Inc.*	368	5,998
Spectrum Pharmaceuticals, Inc.*	912	5,992
Universal American Corp.	790	5,988
Omega Protein Corp.*	298	5,957
Clovis Oncology, Inc.*	433	5,941
American Public Education, Inc.*	211	5,929
Amplify Snack Brands, Inc.*	396	5,841
CorVel Corp.*	135	5,829
NeoGenomics, Inc.*	723	5,813
Aerie Pharmaceuticals, Inc.*	328	5,773
K12, Inc.*	461	5,758
Celldex Therapeutics, Inc.*	1,303	5,720
Accuray, Inc.*	1,087	5,642
Kforce, Inc.	334	5,641
Epizyme, Inc.*	549	5,622
Vanda Pharmaceuticals, Inc.*	500	5,595
Corcept Therapeutics, Inc.*	1,018	5,558
Geron Corp.*	2,059	5,518
Blueprint Medicines Corp.*	271	5,488
Sangamo BioSciences, Inc.*	947	5,483
XenoPort, Inc.*	777	5,470
K2M Group Holdings, Inc.*	350	5,432
Career Education Corp.*	912	5,426
Aduro Biotech, Inc.*	476	5,384
Landauer, Inc.	130	5,351
SP Plus Corp.*	236	5,329
Omeros Corp.*	505	5,313
AngioDynamics, Inc.*	368	5,288
Sagent Pharmaceuticals, Inc.*	350	5,243
Invacare Corp.	432	5,240
Otonomy, Inc.*	327	5,193
Revlon, Inc. — Class A*	160	5,149
MannKind Corp.*	4,419	5,126
CryoLife, Inc.	430	5,078
Lion Biotechnologies, Inc.*	621	5,030
Healthways, Inc.*	435	5,024
Forrester Research, Inc.	135	4,976
John B Sanfilippo & Son, Inc.	116	4,945
Rockwell Medical, Inc.*	653	4,943
XBiotech, Inc.*	235	4,916
Carriage Services, Inc. — Class A	202	4,783
GenMark Diagnostics, Inc.*	547	4,759
Phibro Animal Health Corp. — Class A	255	4,758
Albany Molecular Research, Inc.*	354	4,758
Medifast, Inc.	143	4,758
Almost Family, Inc.*	111	4,730
Enanta Pharmaceuticals, Inc.*	213	4,697
Eagle Pharmaceuticals, Inc.*	121	4,694
Smart & Final Stores, Inc.*	315	4,690
Surgery Partners, Inc.*	254	4,547
Accelerate Diagnostics, Inc.*	314	4,518
Elizabeth Arden, Inc.*	327	4,500
Tejon Ranch Co.*	190	4,492
Intersect ENT, Inc.*	347	4,487
Teladoc, Inc.*	280	4,486
Arena Pharmaceuticals, Inc.*	2,585	4,420
Weight Watchers International, Inc.*	378	4,396
Arrowhead Pharmaceuticals, Inc.*	825	4,389
Cytokinetics, Inc.*	462	4,384
OraSure Technologies, Inc.*	739	4,367
Organovo Holdings, Inc.*	1,174	4,367
Civitas Solutions, Inc.*	206	4,291
Axovant Sciences Ltd.*	331	4,250
Natera, Inc.*	352	4,247
Hackett Group, Inc.	306	4,244
Quorum Health Corp.*	395	4,230
Chefs' Warehouse, Inc.*	264	4,224
Heidrick & Struggles International, Inc.	250	4,220
Loxo Oncology, Inc.*	182	4,219
Vectrus, Inc.*	146	4,160
SurModics, Inc.*	177	4,156
Insys Therapeutics, Inc.*	320	4,141
Versartis, Inc.*	372	4,114
Agenus, Inc.*	997	4,038
Teligent, Inc.*	565	4,034
Progenics Pharmaceuticals, Inc.*	949	4,005
Barrett Business Services, Inc.	96	3,967
Vitae Pharmaceuticals, Inc.*	357	3,852
Aimmune Therapeutics, Inc.*	355	3,841
Trevena, Inc.*	608	3,830
Exactech, Inc.*	142	3,797
Revance Therapeutics, Inc.*	279	3,794
Flexion Therapeutics, Inc.*	252	3,771
Advaxis, Inc.*	456	3,689
Bellicum Pharmaceuticals, Inc.*	283	3,668
Akebia Therapeutics, Inc.*	490	3,665
Alarm.com Holdings, Inc.*	141	3,614
Cotiviti Holdings, Inc.*	170	3,591
Electro Rent Corp.	232	3,575
ImmunoGen, Inc.*	1,149	3,539
Farmer Brothers Co.*	110	3,527
Great Lakes Dredge & Dock Corp.*	806	3,514
Sucampo Pharmaceuticals, Inc. — Class A*	319	3,499
Adamas Pharmaceuticals, Inc.*	228	3,452
Foundation Medicine, Inc.*	183	3,415
ConforMIS, Inc.*	480	3,370
American Renal Associates Holdings, Inc.*	116	3,361
ServiceSource International, Inc.*	832	3,353
Primo Water Corp.*	282	3,330
NewLink Genetics Corp.*	295	3,322
Seneca Foods Corp. — Class A*	89	3,223
PTC Therapeutics, Inc.*	454	3,187
Global Blood Therapeutics, Inc.*	191	3,169

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Consumer, Non-cyclical - 18.5% (continued)
Enzo Biochem, Inc.*	528	$3,152
CSS Industries, Inc.	117	3,137
Heska Corp.*	83	3,085
Central Garden & Pet Co.*	135	3,082
AAC Holdings, Inc.*	135	3,081
TG Therapeutics, Inc.*	502	3,042
La Jolla Pharmaceutical Co.*	190	3,040
STAAR Surgical Co.*	546	3,008
CRA International, Inc.*	119	3,001
MediciNova, Inc.*	396	2,990
Utah Medical Products, Inc.	47	2,961
BioSpecifics Technologies Corp.*	74	2,956
OncoMed Pharmaceuticals, Inc.*	239	2,942
Village Super Market, Inc. — Class A	100	2,889
Aratana Therapeutics, Inc.*	455	2,876
Monster Worldwide, Inc.*	1,195	2,856
Natural Health Trends Corp.	101	2,847
BioCryst Pharmaceuticals, Inc.*	1,002	2,846
Rigel Pharmaceuticals, Inc.*	1,270	2,832
CytomX Therapeutics, Inc.*	276	2,819
Limoneira Co.	160	2,819
RTI Surgical, Inc.*	784	2,815
TerraVia Holdings, Inc.*	1,071	2,806
MoneyGram International, Inc.*	404	2,767
Immunomedics, Inc.*	1,190	2,761
Paratek Pharmaceuticals, Inc.*	197	2,740
Oxford Immunotec Global plc*	303	2,727
Ardelyx, Inc.*	312	2,724
Zogenix, Inc.*	338	2,721
RadNet, Inc.*	507	2,707
Anavex Life Sciences Corp.*	435	2,658
LeMaitre Vascular, Inc.	184	2,626
Nutraceutical International Corp.*	113	2,616
Care.com, Inc.*	218	2,546
NanoString Technologies, Inc.*	202	2,545
InVivo Therapeutics Holdings Corp.*	439	2,537
Concert Pharmaceuticals, Inc.*	225	2,527
Avexis, Inc.*	66	2,509
Lifevantage Corp.*	184	2,502
Applied Genetic Technologies Corp.*	172	2,430
Curis, Inc.*	1,522	2,374
BioScrip, Inc.*	925	2,359
Editas Medicine, Inc.*	94	2,294
Chimerix, Inc.*	582	2,287
BioTime, Inc.*	872	2,276
Aclaris Therapeutics, Inc.*	123	2,272
Invitae Corp.*	306	2,261
OvaScience, Inc.*	427	2,225
Edge Therapeutics, Inc.*	220	2,224
AxoGen, Inc.*	322	2,215
Bio-Path Holdings, Inc.*	1,108	2,205
Athersys, Inc.*	1,014	2,200
Sorrento Therapeutics, Inc.*	391	2,190
Collegium Pharmaceutical, Inc.*	184	2,180
Ignyta, Inc.*	402	2,179
ARC Document Solutions, Inc.*	560	2,178
REGENXBIO, Inc.*	272	2,176
Minerva Neurosciences, Inc.*	213	2,175
Karyopharm Therapeutics, Inc.*	322	2,161
Ascent Capital Group, Inc. — Class A*	139	2,139
Tetraphase Pharmaceuticals, Inc.*	496	2,133
Franklin Covey Co.*	139	2,131
Durect Corp.*	1,721	2,100
Pfenex, Inc.*	248	2,076
WaVe Life Sciences Ltd.*	99	2,048
CytRx Corp.*	911	2,032
PharmAthene, Inc.*	830	2,025
Inventure Foods, Inc.*	259	2,023
Collectors Universe, Inc.	102	2,015
Vital Therapies, Inc.*	323	2,003
Cellular Biomedicine Group, Inc.*	166	1,990
Intellia Therapeutics, Inc.*	93	1,986
Craft Brew Alliance, Inc.*	172	1,981
Esperion Therapeutics, Inc.*	195	1,927
Tandem Diabetes Care, Inc.*	254	1,915
MyoKardia, Inc.*	153	1,897
PFSweb, Inc.*	199	1,891
Zafgen, Inc.*	312	1,869
Entellus Medical, Inc.*	102	1,864
Idera Pharmaceuticals, Inc.*	1,214	1,857
Medgenics, Inc.*	332	1,843
Synthetic Biologics, Inc.*	1,008	1,814
Cutera, Inc.*	160	1,794
Addus HomeCare Corp.*	101	1,760
Bridgepoint Education, Inc.*	243	1,759
Avinger, Inc.*	146	1,742
Trovagene, Inc.*	384	1,740
Voyager Therapeutics, Inc.*	158	1,736
Inotek Pharmaceuticals Corp.*	233	1,734
Symmetry Surgical, Inc.*	132	1,733
Neos Therapeutics, Inc.*	186	1,726
Alliance One International, Inc.*	112	1,725
Nobilis Health Corp.*	753	1,679
Endocyte, Inc.*	518	1,663
Anthera Pharmaceuticals, Inc.*	536	1,656
Natural Grocers by Vitamin Cottage, Inc.*	124	1,618
ChromaDex Corp.*	381	1,577
T2 Biosystems, Inc.*	199	1,570
National Research Corp. — Class A	114	1,562
Stemline Therapeutics, Inc.*	230	1,557
Information Services Group, Inc.*	414	1,553
Regulus Therapeutics, Inc.*	527	1,523
Reata Pharmaceuticals, Inc. — Class A*	77	1,521
Cidara Therapeutics, Inc.*	145	1,495
Tobira Therapeutics, Inc.*	119	1,495
Iridex Corp.*	101	1,494
Egalet Corp.*	296	1,468

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Consumer, Non-cyclical - 18.5% (continued)
Senseonics Holdings, Inc.*	371	$1,458
CPI Card Group, Inc.	286	1,433
Neff Corp. — Class A*	130	1,421
NantKwest, Inc.*	225	1,400
Osiris Therapeutics, Inc.	271	1,379
Agile Therapeutics, Inc.*	181	1,377
Cara Therapeutics, Inc.*	286	1,376
Titan Pharmaceuticals, Inc.*	251	1,373
ChemoCentryx, Inc.*	291	1,307
Alico, Inc.	43	1,301
AcelRx Pharmaceuticals, Inc.*	472	1,270
Immune Design Corp.*	153	1,248
Liberty Tax, Inc.	93	1,239
Fortress Biotech, Inc.*	454	1,221
Patriot National, Inc.*	148	1,211
Ocular Therapeutix, Inc.*	244	1,208
B. Riley Financial, Inc.	125	1,198
iRadimed Corp.*	55	1,197
Galena Biopharma, Inc.*	2,501	1,166
TransEnterix, Inc.*	946	1,154
Axsome Therapeutics, Inc.*	149	1,123
Nature's Sunshine Products, Inc.	116	1,105
Synutra International, Inc.*	288	1,097
Proteostasis Therapeutics, Inc.*	84	1,019
GlycoMimetics, Inc.*	138	1,003
Dimension Therapeutics, Inc.*	166	996
Adverum Biotechnologies, Inc.*	314	992
Veracyte, Inc.*	191	961
Mirati Therapeutics, Inc.*	173	945
Eiger BioPharmaceuticals, Inc.*	47	932
Genesis Healthcare, Inc.*	510	903
Infinity Pharmaceuticals, Inc.*	670	891
Argos Therapeutics, Inc.*	143	877
Cambium Learning Group, Inc.*	183	825
Turning Point Brands, Inc.*	80	822
Ampio Pharmaceuticals, Inc.*	585	755
Tokai Pharmaceuticals, Inc.*	135	744
Asterias Biotherapeutics, Inc.*	307	737
Second Sight Medical Products, Inc.*	194	695
Lipocine, Inc.*	221	672
Corvus Pharmaceuticals, Inc.*	45	642
Syndax Pharmaceuticals, Inc.*	63	621
Lifeway Foods, Inc.*	64	619
vTv Therapeutics, Inc. — Class A*	104	603
USMD Holdings, Inc.*	31	581
ViewRay, Inc.*	90	368
Griffin Land & Nurseries, Inc.	10	307
Total Consumer, Non-cyclical		4,482,953
Industrial - 12.0%
Curtiss-Wright Corp.	604	50,887
Teledyne Technologies, Inc.*	467	46,256
Woodward, Inc.	722	41,617
EMCOR Group, Inc.	826	40,689
CLARCOR, Inc.	650	39,539
Universal Display Corp.*	566	38,375
Dycom Industries, Inc.*	417	37,430
Littelfuse, Inc.	302	35,693
EnerSys	594	35,325
XPO Logistics, Inc.*	1,332	34,979
Belden, Inc.	572	34,532
Tech Data Corp.*	477	34,272
Louisiana-Pacific Corp.*	1,967	34,128
Generac Holdings, Inc.*	892	31,184
Coherent, Inc.*	330	30,287
Joy Global, Inc.	1,314	27,777
Drew Industries, Inc.	324	27,488
Masonite International Corp.*	414	27,383
Sanmina Corp.*	1,002	26,863
Universal Forest Products, Inc.	270	25,027
Esterline Technologies Corp.*	403	25,002
Mueller Industries, Inc.	773	24,643
Granite Construction, Inc.	539	24,551
John Bean Technologies Corp.	397	24,304
Mueller Water Products, Inc. — Class A	2,126	24,279
Knight Transportation, Inc.	913	24,268
Tetra Tech, Inc.	788	24,227
Hillenbrand, Inc.	805	24,182
GATX Corp.	545	23,964
IMAX Corp.*	804	23,702
Moog, Inc. — Class A*	436	23,509
Triumph Group, Inc.	657	23,324
Kennametal, Inc.	1,052	23,260
Vishay Intertechnology, Inc.	1,861	23,058
Barnes Group, Inc.	686	22,720
Simpson Manufacturing Company, Inc.	566	22,623
RBC Bearings, Inc.*	309	22,403
KLX, Inc.*	721	22,351
Applied Industrial Technologies, Inc.	495	22,344
MSA Safety, Inc.	424	22,273
Rexnord Corp.*	1,131	22,202
Watts Water Technologies, Inc. — Class A	379	22,081
AZZ, Inc.	353	21,173
Franklin Electric Company, Inc.	628	20,755
Advanced Energy Industries, Inc.*	539	20,460
Exponent, Inc.	349	20,385
Smith & Wesson Holding Corp.*	748	20,330
MasTec, Inc.*	903	20,155
Plexus Corp.*	455	19,656
Itron, Inc.*	456	19,654
Proto Labs, Inc.*	336	19,340
Brady Corp. — Class A	624	19,069
Matson, Inc.	590	19,051
TopBuild Corp.*	514	18,607
Golar LNG Ltd.	1,185	18,367
Actuant Corp. — Class A	802	18,133
Forward Air Corp.	406	18,079
Trex Company, Inc.*	402	18,058
Apogee Enterprises, Inc.	387	17,937
Headwaters, Inc.*	992	17,797
TASER International, Inc.*	712	17,715
Fabrinet*	476	17,669
Hub Group, Inc. — Class A*	457	17,535

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Industrial - 12.0% (continued)
Summit Materials, Inc. — Class A*	855	$17,493
Methode Electronics, Inc.	498	17,047
Trinseo S.A.	388	16,657
Comfort Systems USA, Inc.	506	16,480
Knowles Corp.*	1,204	16,471
Nordic American Tankers Ltd.	1,184	16,446
Sturm Ruger & Company, Inc.	253	16,195
Swift Transportation Co. — Class A*	1,019	15,703
Albany International Corp. — Class A	391	15,613
Kaman Corp.	366	15,562
KapStone Paper and Packaging Corp.	1,178	15,326
II-VI, Inc.*	812	15,233
AAON, Inc.	551	15,158
Rogers Corp.*	246	15,031
Aerojet Rocketdyne Holdings, Inc.*	813	14,862
Astec Industries, Inc.	264	14,824
GoPro, Inc. — Class A*	1,345	14,539
Standex International Corp.	173	14,295
Benchmark Electronics, Inc.*	675	14,276
Werner Enterprises, Inc.	609	13,989
Badger Meter, Inc.	191	13,949
OSI Systems, Inc.*	239	13,893
ESCO Technologies, Inc.	347	13,859
Atlas Air Worldwide Holdings, Inc.*	334	13,834
Cubic Corp.	344	13,815
US Ecology, Inc.	298	13,693
Gibraltar Industries, Inc.*	430	13,575
EnPro Industries, Inc.	294	13,051
Greif, Inc. — Class A	349	13,008
Advanced Drainage Systems, Inc.	474	12,973
Tennant Co.	239	12,875
CIRCOR International, Inc.	225	12,823
Builders FirstSource, Inc.*	1,137	12,791
Briggs & Stratton Corp.	579	12,263
SPX FLOW, Inc.*	470	12,253
Boise Cascade Co.*	532	12,209
Tutor Perini Corp.*	515	12,128
Ship Finance International Ltd.	818	12,057
Patrick Industries, Inc.*	198	11,937
US Concrete, Inc.*	195	11,877
Rofin-Sinar Technologies, Inc.*	369	11,786
Multi-Color Corp.	185	11,729
TriMas Corp.*	615	11,070
Caesarstone Ltd.*	318	11,054
Heartland Express, Inc.	628	10,921
Greenbrier Companies, Inc.	370	10,778
Continental Building Products, Inc.*	480	10,670
Federal Signal Corp.	818	10,536
AAR Corp.	451	10,526
Primoris Services Corp.	549	10,393
Encore Wire Corp.	276	10,289
Chart Industries, Inc.*	417	10,062
Lindsay Corp.	145	9,840
Sun Hydraulics Corp.	317	9,412
Raven Industries, Inc.	495	9,375
Scorpio Tankers, Inc.	2,230	9,366
Aegion Corp. — Class A*	477	9,306
Altra Industrial Motion Corp.	344	9,281
Manitowoc Company, Inc.	1,695	9,238
Air Transport Services Group, Inc.*	707	9,163
Babcock & Wilcox Enterprises, Inc.*	610	8,961
Echo Global Logistics, Inc.*	392	8,789
Lydall, Inc.*	227	8,753
Astronics Corp.*	263	8,747
Quanex Building Products Corp.	467	8,682
Saia, Inc.*	344	8,648
AVX Corp.	635	8,623
Alamo Group, Inc.	129	8,510
General Cable Corp.	662	8,414
SPX Corp.*	554	8,227
Nortek, Inc.*	134	7,948
Global Brass & Copper Holdings, Inc.	288	7,860
Aerovironment, Inc.*	279	7,756
Hyster-Yale Materials Handling, Inc.	129	7,674
CTS Corp.	427	7,652
FARO Technologies, Inc.*	226	7,646
Argan, Inc.	182	7,593
Kadant, Inc.	146	7,520
TTM Technologies, Inc.*	988	7,440
Harsco Corp.	1,099	7,297
GasLog Ltd.	558	7,243
Griffon Corp.	413	6,963
Frontline Ltd.	884	6,957
Insteel Industries, Inc.	239	6,833
PGT, Inc.*	652	6,716
Gorman-Rupp Co.	240	6,578
Novanta, Inc.*	431	6,530
National Presto Industries, Inc.	67	6,321
DHT Holdings, Inc.	1,252	6,298
Marten Transport Ltd.	313	6,197
TAL International Group, Inc.	453	6,075
NCI Building Systems, Inc.*	371	5,932
Chase Corp.	96	5,671
Tredegar Corp.	347	5,594
MYR Group, Inc.*	232	5,587
Mistras Group, Inc.*	234	5,586
Stoneridge, Inc.*	366	5,468
ArcBest Corp.	336	5,460
Haynes International, Inc.	170	5,453
Overseas Shipholding Group, Inc. — Class A	483	5,308
Armstrong Flooring, Inc.*	313	5,305
TimkenSteel Corp.	538	5,176
Mesa Laboratories, Inc.	41	5,043
NN, Inc.	358	5,008
Kimball Electronics, Inc.*	383	4,768
Teekay Tankers Ltd. — Class A	1,589	4,735
Powell Industries, Inc.	119	4,681

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Industrial - 12.0% (continued)
AEP Industries, Inc.	55	$4,425
Ply Gem Holdings, Inc.*	300	4,371
Myers Industries, Inc.	296	4,262
Greif, Inc. — Class B	77	4,216
American Railcar Industries, Inc.	106	4,184
Teekay Corp.	585	4,171
Casella Waste Systems, Inc. — Class A*	527	4,137
Energy Recovery, Inc.*	459	4,081
VSE Corp.	59	3,941
YRC Worldwide, Inc.*	444	3,907
Multi Packaging Solutions International Ltd.*	289	3,858
Park Electrochemical Corp.	264	3,836
NVE Corp.	65	3,812
GP Strategies Corp.*	174	3,774
Columbus McKinnon Corp.	265	3,750
Hornbeck Offshore Services, Inc.*	444	3,703
American Science & Engineering, Inc.	97	3,629
LSI Industries, Inc.	324	3,587
Fluidigm Corp.*	397	3,585
CECO Environmental Corp.	399	3,487
Textainer Group Holdings Ltd.	309	3,442
Olympic Steel, Inc.	125	3,414
LSB Industries, Inc.*	281	3,394
Gener8 Maritime, Inc.*	529	3,386
Park-Ohio Holdings Corp.	116	3,280
Roadrunner Transportation Systems, Inc.*	417	3,111
Celadon Group, Inc.	372	3,039
Imprivata, Inc.*	217	3,038
Multi-Fineline Electronix, Inc.*	128	2,970
Covenant Transportation Group, Inc. — Class A*	162	2,927
Milacron Holdings Corp.*	198	2,873
Tidewater, Inc.	646	2,849
NV5 Global, Inc.*	100	2,844
Ducommun, Inc.*	142	2,809
Sparton Corp.*	128	2,787
Costamare, Inc.	352	2,700
DXP Enterprises, Inc.*	177	2,643
Kratos Defense & Security Solutions, Inc.*	632	2,591
Energous Corp.*	198	2,564
Applied Optoelectronics, Inc.*	225	2,509
Hurco Companies, Inc.	87	2,421
Graham Corp.	130	2,395
Dorian LPG Ltd.*	330	2,327
FreightCar America, Inc.	165	2,318
Vicor Corp.*	225	2,266
Bel Fuse, Inc. — Class B	126	2,240
Control4 Corp.*	274	2,236
Vishay Precision Group, Inc.*	165	2,214
Electro Scientific Industries, Inc.*	367	2,143
USA Truck, Inc.*	122	2,136
Heritage-Crystal Clean, Inc.*	174	2,125
Ardmore Shipping Corp.	298	2,017
Dynamic Materials Corp.	187	2,010
ZAGG, Inc.*	376	1,974
Layne Christensen Co.*	242	1,960
Allied Motion Technologies, Inc.	84	1,954
Orion Group Holdings, Inc.*	367	1,949
UFP Technologies, Inc.*	86	1,938
Hill International, Inc.*	441	1,795
Navios Maritime Acquisition Corp.	1,100	1,727
Lawson Products, Inc.*	86	1,708
Aqua Metals, Inc.*	143	1,682
TRC Companies, Inc.*	254	1,605
CAI International, Inc.*	214	1,605
Hardinge, Inc.	156	1,569
Radiant Logistics, Inc.*	515	1,545
Omega Flex, Inc.	40	1,522
Universal Logistics Holdings, Inc.	114	1,471
Scorpio Bulkers, Inc.*	521	1,454
American Superconductor Corp.*	156	1,317
IES Holdings, Inc.*	104	1,292
Ampco-Pittsburgh Corp.	114	1,289
Willis Lease Finance Corp.*	58	1,289
Power Solutions International, Inc.*	65	1,160
Gencor Industries, Inc.*	69	1,071
Handy & Harman Ltd.*	40	1,048
PAM Transportation Services, Inc.*	32	508
NL Industries, Inc.*	114	293
Total Industrial		2,913,469
Consumer, Cyclical - 11.2%
Cracker Barrel Old Country Store, Inc.	262	44,926
DreamWorks Animation SKG, Inc. — Class A*	1,057	43,200
Texas Roadhouse, Inc. — Class A	904	41,223
Jack in the Box, Inc.	445	38,234
Beacon Roofing Supply, Inc.*	816	37,104
American Eagle Outfitters, Inc.	2,273	36,209
Buffalo Wild Wings, Inc.*	258	35,849
Tenneco, Inc.*	769	35,843
Big Lots, Inc.	681	34,125
Five Below, Inc.*	731	33,927
Cheesecake Factory, Inc.	620	29,847
Core-Mark Holding Company, Inc.	623	29,194
HNI Corp.	618	28,730
Steven Madden Ltd.*	840	28,712
Bloomin' Brands, Inc.	1,553	27,752
Hawaiian Holdings, Inc.*	719	27,294
Allegiant Travel Co. — Class A	180	27,270
Wolverine World Wide, Inc.	1,322	26,863
G-III Apparel Group Ltd.*	587	26,837
PriceSmart, Inc.	273	25,545
Deckers Outdoor Corp.*	443	25,481
Papa John's International, Inc.	371	25,228

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Consumer, Cyclical - 11.2% (continued)
Interval Leisure Group, Inc.	1,542	$24,518
Herman Miller, Inc.	817	24,420
Office Depot, Inc.*	7,372	24,401
TRI Pointe Group, Inc.*	2,032	24,017
Dave & Buster's Entertainment, Inc.*	513	24,003
UniFirst Corp.	206	23,838
Churchill Downs, Inc.	184	23,251
Lithia Motors, Inc. — Class A	324	23,027
Cooper Tire & Rubber Co.	755	22,514
GNC Holdings, Inc. — Class A	915	22,225
Liberty TripAdvisor Holdings, Inc. — Class A*	990	21,661
Dana Holding Corp.	2,034	21,479
Columbia Sportswear Co.	368	21,175
Anixter International, Inc.*	396	21,099
Marriott Vacations Worldwide Corp.	306	20,958
Mobile Mini, Inc.	604	20,923
HSN, Inc.	427	20,893
Boyd Gaming Corp.*	1,126	20,718
Dorman Products, Inc.*	362	20,706
Children's Place, Inc.	255	20,446
G&K Services, Inc. — Class A	267	20,444
DineEquity, Inc.	239	20,262
Meritage Homes Corp.*	522	19,596
First Cash Financial Services, Inc.	375	19,249
Chico's FAS, Inc.	1,780	19,064
DSW, Inc. — Class A	897	18,998
La-Z-Boy, Inc.	670	18,640
SkyWest, Inc.	685	18,125
Genesco, Inc.*	280	18,007
Sonic Corp.	642	17,366
KB Home	1,138	17,309
Gentherm, Inc.*	497	17,022
Krispy Kreme Doughnuts, Inc.*	793	16,621
Abercrombie & Fitch Co. — Class A	929	16,545
Ascena Retail Group, Inc.*	2,360	16,496
Popeyes Louisiana Kitchen, Inc.*	295	16,119
Steelcase, Inc. — Class A	1,174	15,931
Knoll, Inc.	656	15,928
Fossil Group, Inc.*	558	15,920
Cooper-Standard Holding, Inc.*	201	15,877
Essendant, Inc.	508	15,524
Diamond Resorts International, Inc.*	507	15,190
American Axle & Manufacturing Holdings, Inc.*	1,046	15,146
Restoration Hardware Holdings, Inc.*	528	15,142
Virgin America, Inc.*	264	14,839
Express, Inc.*	1,014	14,713
Asbury Automotive Group, Inc.*	273	14,398
Penn National Gaming, Inc.*	1,017	14,187
Caleres, Inc.	584	14,139
Group 1 Automotive, Inc.	284	14,018
Universal Electronics, Inc.*	193	13,950
BJ's Restaurants, Inc.*	318	13,938
Cash America International, Inc.	326	13,894
Select Comfort Corp.*	632	13,512
Interface, Inc. — Class A	883	13,466
BMC Stock Holdings, Inc.*	748	13,329
La Quinta Holdings, Inc.*	1,157	13,190
MDC Holdings, Inc.	540	13,144
Cato Corp. — Class A	348	13,127
Callaway Golf Co.	1,285	13,119
SeaWorld Entertainment, Inc.	912	13,068
National CineMedia, Inc.	839	12,988
iRobot Corp.*	366	12,839
ScanSource, Inc.*	343	12,729
TiVo, Inc.*	1,281	12,682
Guess?, Inc.	834	12,552
American Woodmark Corp.*	189	12,546
International Speedway Corp. — Class A	359	12,009
Oxford Industries, Inc.	207	11,720
Standard Motor Products, Inc.	293	11,656
Finish Line, Inc. — Class A	570	11,508
ClubCorp Holdings, Inc.	874	11,362
Crocs, Inc.*	1,005	11,336
Belmond Ltd. — Class A*	1,141	11,296
Wabash National Corp.*	880	11,176
Ethan Allen Interiors, Inc.	337	11,134
Denny's Corp.*	1,034	11,095
Cavco Industries, Inc.*	116	10,869
Hibbett Sports, Inc.*	312	10,854
Bob Evans Farms, Inc.	271	10,284
Wesco Aircraft Holdings, Inc.*	759	10,186
Buckle, Inc.	390	10,136
Vitamin Shoppe, Inc.*	330	10,088
Installed Building Products, Inc.*	274	9,943
Carmike Cinemas, Inc.*	329	9,909
Barnes & Noble, Inc.	861	9,772
Outerwall, Inc.	232	9,744
Zoe's Kitchen, Inc.*	261	9,466
Superior Industries International, Inc.	343	9,186
Tile Shop Holdings, Inc.*	444	8,827
Red Robin Gourmet Burgers, Inc.*	186	8,822
Red Rock Resorts, Inc. — Class A*	401	8,813
Pinnacle Entertainment, Inc.*	793	8,786
Rush Enterprises, Inc. — Class A*	402	8,663
Meritor, Inc.*	1,183	8,518
Tailored Brands, Inc.	667	8,444
Winnebago Industries, Inc.	366	8,389
H&E Equipment Services, Inc.	431	8,202
AMC Entertainment Holdings, Inc. — Class A	295	8,145
Fiesta Restaurant Group, Inc.*	363	7,917
Navistar International Corp.*	675	7,891
Douglas Dynamics, Inc.	302	7,770
Fred's, Inc. — Class A	482	7,765
Shake Shack, Inc. — Class A*	212	7,723

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Consumer, Cyclical - 11.2% (continued)
Chuy's Holdings, Inc.*	223	$7,718
Mattress Firm Holding Corp.*	230	7,717
Nautilus, Inc.*	418	7,457
Caesars Acquisition Co. — Class A*	650	7,293
Ruth's Hospitality Group, Inc.	434	6,922
Ollie's Bargain Outlet Holdings, Inc.*	274	6,820
Motorcar Parts of America, Inc.*	250	6,795
LGI Homes, Inc.*	211	6,739
Eros International plc*	403	6,557
Sonic Automotive, Inc. — Class A	382	6,536
Scientific Games Corp. — Class A*	708	6,507
Regis Corp.*	507	6,312
DTS, Inc.*	238	6,295
Isle of Capri Casinos, Inc.*	341	6,247
Taylor Morrison Home Corp. — Class A*	415	6,159
M/I Homes, Inc.*	323	6,082
Francesca's Holdings Corp.*	550	6,078
Eldorado Resorts, Inc.*	391	5,941
Caesars Entertainment Corp.*	770	5,921
Unifi, Inc.*	214	5,827
Wingstop, Inc.*	213	5,804
Tower International, Inc.	280	5,762
Kimball International, Inc. — Class B	504	5,736
MarineMax, Inc.*	337	5,719
Pier 1 Imports, Inc.	1,104	5,675
Modine Manufacturing Co.*	642	5,650
Biglari Holdings, Inc.*	14	5,647
Carrols Restaurant Group, Inc.*	468	5,569
Barnes & Noble Education, Inc.*	546	5,542
Lumber Liquidators Holdings, Inc.*	359	5,536
Marcus Corp.	254	5,359
SiteOne Landscape Supply, Inc.*	156	5,302
Fox Factory Holding Corp.*	305	5,298
William Lyon Homes — Class A*	326	5,255
EZCORP, Inc. — Class A*	691	5,224
Party City Holdco, Inc.*	367	5,105
PetMed Express, Inc.	270	5,065
WCI Communities, Inc.*	294	4,969
Shoe Carnival, Inc.	195	4,887
Haverty Furniture Companies, Inc.	268	4,832
Libbey, Inc.	299	4,751
Del Frisco's Restaurant Group, Inc.*	323	4,625
Movado Group, Inc.	210	4,553
Tuesday Morning Corp.*	612	4,296
Sequential Brands Group, Inc.*	535	4,269
Veritiv Corp.*	112	4,209
Potbelly Corp.*	325	4,076
Culp, Inc.	147	4,062
Planet Fitness, Inc. — Class A*	214	4,040
Iconix Brand Group, Inc.*	584	3,948
Vera Bradley, Inc.*	277	3,925
Titan International, Inc.	604	3,745
PC Connection, Inc.	155	3,689
Century Communities, Inc.*	208	3,607
El Pollo Loco Holdings, Inc.*	275	3,575
Flexsteel Industries, Inc.	89	3,526
Zumiez, Inc.*	246	3,520
Federal-Mogul Holdings Corp.*	419	3,482
Perry Ellis International, Inc.*	171	3,441
Bassett Furniture Industries, Inc.	140	3,352
Hooker Furniture Corp.	155	3,331
Beazer Homes USA, Inc.*	429	3,325
Stein Mart, Inc.	425	3,281
Duluth Holdings, Inc. — Class B*	131	3,204
Monarch Casino & Resort, Inc.*	145	3,186
Daktronics, Inc.	500	3,125
Winmark Corp.	31	3,090
Miller Industries, Inc.	150	3,089
America's Car-Mart, Inc.*	108	3,050
Citi Trends, Inc.	196	3,044
Arctic Cat, Inc.	179	3,043
Habit Restaurants, Inc. — Class A*	183	2,998
Malibu Boats, Inc. — Class A*	246	2,972
NACCO Industries, Inc. — Class A	53	2,968
Kirkland's, Inc.*	201	2,951
Ruby Tuesday, Inc.*	810	2,924
Reading International, Inc. — Class A*	229	2,860
Intrawest Resorts Holdings, Inc.*	220	2,856
Freshpet, Inc.*	305	2,846
Speedway Motorsports, Inc.	160	2,840
Sportsman's Warehouse Holdings, Inc.*	351	2,829
Horizon Global Corp.*	249	2,826
PICO Holdings, Inc.*	298	2,819
Del Taco Restaurants, Inc.*	309	2,812
Metaldyne Performance Group, Inc.	204	2,805
Hovnanian Enterprises, Inc. — Class A*	1,662	2,792
Spartan Motors, Inc.	443	2,773
Titan Machinery, Inc.*	242	2,698
Build-A-Bear Workshop, Inc. — Class A*	185	2,483
Weyco Group, Inc.	89	2,472
Supreme Industries, Inc. — Class A	174	2,384
Green Brick Partners, Inc.*	317	2,305
Bojangles', Inc.*	134	2,271
Destination XL Group, Inc.*	495	2,262
Big 5 Sporting Goods Corp.	242	2,243
Lifetime Brands, Inc.	151	2,203
Delta Apparel, Inc.*	96	2,165
GMS, Inc.*	96	2,136
West Marine, Inc.*	251	2,106
Superior Uniform Group, Inc.	110	2,100
Conn's, Inc.*	277	2,083

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Consumer, Cyclical - 11.2% (continued)
Sears Holdings Corp.*	151	$2,055
AV Homes, Inc.*	167	2,041
Strattec Security Corp.	47	1,916
Lindblad Expeditions Holdings, Inc.*	197	1,897
Rush Enterprises, Inc. — Class B*	88	1,830
Nathan's Famous, Inc.*	41	1,825
J Alexander's Holdings, Inc.*	182	1,807
Jamba, Inc.*	174	1,790
Century Casinos, Inc.*	285	1,776
Johnson Outdoors, Inc. — Class A	67	1,722
Stage Stores, Inc.	350	1,708
JAKKS Pacific, Inc.*	209	1,653
New Home Company, Inc.*	172	1,641
Golden Entertainment, Inc.	138	1,613
Vince Holding Corp.*	294	1,611
Boot Barn Holdings, Inc.*	182	1,569
Performance Sports Group Ltd.*	521	1,563
Noodles & Co.*	151	1,477
Escalade, Inc.	144	1,475
Flex Pharma, Inc.*	144	1,470
Gaiam, Inc. — Class A*	180	1,393
Red Lion Hotels Corp.*	189	1,372
Systemax, Inc.*	157	1,339
Luby's, Inc.*	260	1,305
Marine Products Corp.	147	1,244
Kona Grill, Inc.*	114	1,222
Unique Fabricating, Inc.	88	1,178
Container Store Group, Inc.*	217	1,161
MCBC Holdings, Inc.	105	1,160
Workhorse Group, Inc.*	153	1,048
Sears Hometown and Outlet Stores, Inc.*	150	1,011
Tilly's, Inc. — Class A*	159	921
Fogo De Chao, Inc.*	68	888
Blue Bird Corp.*	74	881
UCP, Inc. — Class A*	108	866
Empire Resorts, Inc.*	45	711
CompX International, Inc.	21	242
Total Consumer, Cyclical		2,723,438
Technology - 9.9%
Microsemi Corp.*	1,554	50,784
MAXIMUS, Inc.	876	48,504
Fair Isaac Corp.	423	47,802
Advanced Micro Devices, Inc.*	8,944	45,971
Aspen Technology, Inc.*	1,128	45,390
Blackbaud, Inc.	644	43,728
Take-Two Interactive Software, Inc.*	1,135	43,039
EPAM Systems, Inc.*	658	42,316
j2 Global, Inc.	642	40,555
Demandware, Inc.*	514	38,499
Qlik Technologies, Inc.*	1,281	37,892
SYNNEX Corp.	399	37,833
Integrated Device Technology, Inc.*	1,839	37,018
Monolithic Power Systems, Inc.	531	36,278
Medidata Solutions, Inc.*	750	35,152
Proofpoint, Inc.*	557	35,140
Science Applications International Corp.	577	33,668
Cirrus Logic, Inc.*	855	33,165
MKS Instruments, Inc.	726	31,261
Fairchild Semiconductor International, Inc. — Class A*	1,566	31,085
Mentor Graphics Corp.	1,462	31,082
ACI Worldwide, Inc.*	1,574	30,709
Convergys Corp.	1,213	30,326
CACI International, Inc. — Class A*	332	30,016
Cavium, Inc.*	768	29,645
NetScout Systems, Inc.*	1,310	29,148
Verint Systems, Inc.*	847	28,061
Entegris, Inc.*	1,929	27,913
Electronics for Imaging, Inc.*	641	27,588
Silicon Laboratories, Inc.*	563	27,441
Synaptics, Inc.*	506	27,198
Cornerstone OnDemand, Inc.*	687	26,147
Paycom Software, Inc.*	598	25,840
Intersil Corp. — Class A	1,832	24,805
ExlService Holdings, Inc.*	444	23,270
Acxiom Corp.*	1,058	23,265
FleetMatics Group plc*	535	23,182
CommVault Systems, Inc.*	528	22,804
MicroStrategy, Inc. — Class A*	130	22,753
Ambarella, Inc.*	437	22,204
Semtech Corp.*	882	21,045
Tessera Technologies, Inc.	672	20,590
Diebold, Inc.	815	20,236
Syntel, Inc.*	440	19,914
3D Systems Corp.*	1,430	19,577
Envestnet, Inc.*	565	18,820
Progress Software Corp.*	683	18,755
Power Integrations, Inc.	374	18,726
Synchronoss Technologies, Inc.*	563	17,937
Rambus, Inc.*	1,483	17,915
CSG Systems International, Inc.	437	17,615
Inphi Corp.*	548	17,552
Rovi Corp.*	1,104	17,267
HubSpot, Inc.*	392	17,021
QLogic Corp.*	1,145	16,877
Imperva, Inc.*	391	16,817
Omnicell, Inc.*	485	16,602
Ebix, Inc.	344	16,478
RealPage, Inc.*	737	16,457
BroadSoft, Inc.*	401	16,453
Cray, Inc.*	549	16,426
Lumentum Holdings, Inc.*	674	16,310
Stratasys Ltd.*	669	15,313
Sykes Enterprises, Inc.*	528	15,291
Callidus Software, Inc.*	759	15,165
Cvent, Inc.*	411	14,681
2U, Inc.*	499	14,676
MaxLinear, Inc. — Class A*	762	13,701
SPS Commerce, Inc.*	226	13,696
Globant S.A.*	348	13,694

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Technology - 9.9% (continued)
Monotype Imaging Holdings, Inc.	553	$13,620
Cabot Microelectronics Corp.	321	13,591
Pegasystems, Inc.	492	13,259
Mercury Systems, Inc.*	531	13,200
Super Micro Computer, Inc.*	527	13,096
Insight Enterprises, Inc.*	500	13,000
ManTech International Corp. — Class A	337	12,745
Press Ganey Holdings, Inc.*	300	11,805
Bottomline Technologies de, Inc.*	548	11,798
inContact, Inc.*	801	11,094
Qualys, Inc.*	371	11,060
Virtusa Corp.*	377	10,888
MACOM Technology Solutions Holdings, Inc.*	318	10,488
Brooks Automation, Inc.	927	10,401
Interactive Intelligence Group, Inc.*	245	10,043
Diodes, Inc.*	520	9,771
Pure Storage, Inc. — Class A*	824	8,982
Veeco Instruments, Inc.*	542	8,976
MTS Systems Corp.	202	8,856
Lattice Semiconductor Corp.*	1,636	8,753
New Relic, Inc.*	295	8,667
FormFactor, Inc.*	939	8,439
Quality Systems, Inc.	697	8,301
Xura, Inc.*	325	7,940
Photronics, Inc.*	890	7,930
Amkor Technology, Inc.*	1,366	7,855
CEVA, Inc.*	269	7,309
Nimble Storage, Inc.*	859	6,838
InvenSense, Inc. — Class A*	1,115	6,835
Ultratech, Inc.*	295	6,776
Nanometrics, Inc.*	323	6,715
Benefitfocus, Inc.*	175	6,671
Applied Micro Circuits Corp.*	1,035	6,645
SciQuest, Inc.*	372	6,570
Rudolph Technologies, Inc.*	408	6,336
Silver Spring Networks, Inc.*	517	6,282
Computer Programs & Systems, Inc.	153	6,108
TeleTech Holdings, Inc.	224	6,077
PROS Holdings, Inc.*	344	5,996
Hortonworks, Inc.*	541	5,783
Five9, Inc.*	449	5,343
Engility Holdings, Inc.*	246	5,195
PDF Solutions, Inc.*	369	5,162
Unisys Corp.*	685	4,987
KEYW Holding Corp.*	489	4,861
Epiq Systems, Inc.	319	4,657
LivePerson, Inc.*	727	4,609
Barracuda Networks, Inc.*	297	4,497
Exar Corp.*	557	4,484
Actua Corp.*	491	4,434
InnerWorkings, Inc.*	524	4,333
Vocera Communications, Inc.*	337	4,330
Axcelis Technologies, Inc.*	1,590	4,277
Xcerra Corp.*	722	4,152
Model N, Inc.*	303	4,045
Workiva, Inc.*	295	4,030
Evolent Health, Inc. — Class A*	208	3,994
Xactly Corp.*	308	3,945
Cohu, Inc.	360	3,906
Sapiens International Corporation N.V.	331	3,876
Digi International, Inc.*	353	3,788
Eastman Kodak Co.*	232	3,731
American Software, Inc. — Class A	352	3,689
Digimarc Corp.*	114	3,643
Brightcove, Inc.*	409	3,599
TubeMogul, Inc.*	300	3,570
IXYS Corp.	343	3,516
Varonis Systems, Inc.*	146	3,507
Alpha & Omega Semiconductor Ltd.*	248	3,455
MINDBODY, Inc. — Class A*	195	3,147
Sigma Designs, Inc.*	489	3,144
DSP Group, Inc.*	294	3,119
Glu Mobile, Inc.*	1,404	3,089
Everyday Health, Inc.*	386	3,042
Jive Software, Inc.*	786	2,955
Tangoe, Inc.*	377	2,910
Immersion Corp.*	395	2,899
pdvWireless, Inc.*	133	2,845
Mitek Systems, Inc.*	392	2,787
Instructure, Inc.*	142	2,698
Exa Corp.*	185	2,673
Avid Technology, Inc.*	439	2,551
Apigee Corp.*	208	2,542
Planet Payment, Inc.*	564	2,532
Ultra Clean Holdings, Inc.*	438	2,492
Silicon Graphics International Corp.*	494	2,485
QAD, Inc. — Class A	128	2,467
Carbonite, Inc.*	242	2,355
Maxwell Technologies, Inc.*	420	2,218
Castlight Health, Inc. — Class B*	550	2,178
Agilysys, Inc.*	207	2,167
Radisys Corp.*	475	2,128
EMCORE Corp.*	356	2,115
Datalink Corp.*	275	2,063
USA Technologies, Inc.*	477	2,038
Rosetta Stone, Inc.*	258	2,000
MobileIron, Inc.*	634	1,934
Guidance Software, Inc.*	307	1,900
Kopin Corp.*	841	1,867
Amber Road, Inc.*	242	1,866
Park City Group, Inc.*	176	1,579
ExOne Co.*	149	1,575
Appfolio, Inc. — Class A*	104	1,504
GigPeak, Inc.*	619	1,213
SecureWorks Corp. — Class A*	81	1,142
NCI, Inc. — Class A	81	1,138
IDI, Inc.*	203	960
Majesco*	79	419
Total Technology		2,413,934

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Communications - 6.0%
ViaSat, Inc.*	606	$43,267
Ciena Corp.*	1,873	35,118
GrubHub, Inc.*	1,102	34,238
WebMD Health Corp. — Class A*	509	29,578
Zendesk, Inc.*	1,102	29,071
Sinclair Broadcast Group, Inc. — Class A	902	26,933
Meredith Corp.	512	26,577
Houghton Mifflin Harcourt Co.*	1,692	26,446
InterDigital, Inc.	473	26,336
Finisar Corp.*	1,467	25,687
Media General, Inc.*	1,488	25,578
Shenandoah Telecommunications Co.	631	24,647
Time, Inc.	1,402	23,077
Cogent Communications Holdings, Inc.	567	22,715
Shutterfly, Inc.*	471	21,954
LogMeIn, Inc.*	343	21,756
Gannett Company, Inc.	1,567	21,640
Infinera Corp.*	1,917	21,624
NETGEAR, Inc.*	442	21,013
Polycom, Inc.*	1,857	20,891
Viavi Solutions, Inc.*	3,125	20,719
New York Times Co. — Class A	1,698	20,546
Plantronics, Inc.	453	19,932
Marketo, Inc.*	567	19,743
Nexstar Broadcasting Group, Inc. — Class A	407	19,364
Stamps.com, Inc.*	221	19,320
NIC, Inc.	866	19,000
Consolidated Communications Holdings, Inc.	678	18,468
DigitalGlobe, Inc.*	861	18,417
8x8, Inc.*	1,204	17,590
NeuStar, Inc. — Class A*	739	17,374
Wayfair, Inc. — Class A*	428	16,692
Gigamon, Inc.*	443	16,565
Vonage Holdings Corp.*	2,606	15,897
RingCentral, Inc. — Class A*	799	15,756
comScore, Inc.*	651	15,546
Scholastic Corp.	369	14,616
Infoblox, Inc.*	769	14,426
Ubiquiti Networks, Inc.*	354	13,686
Etsy, Inc.*	1,406	13,484
Cincinnati Bell, Inc.*	2,870	13,116
EW Scripps Co. — Class A*	812	12,862
MDC Partners, Inc. — Class A	698	12,767
ADTRAN, Inc.	670	12,496
MSG Networks, Inc. — Class A*	793	12,165
Windstream Holdings, Inc.	1,310	12,144
Shutterstock, Inc.*	259	11,862
Quotient Technology, Inc.*	874	11,720
Liberty Media Group — Class C*	616	11,685
West Corp.	589	11,580
ATN International, Inc.	144	11,205
AVG Technologies N.V.*	574	10,900
Web.com Group, Inc.*	580	10,544
Iridium Communications, Inc.*	1,125	9,990
Q2 Holdings, Inc.*	349	9,779
Perficient, Inc.*	481	9,769
New Media Investment Group, Inc.	530	9,577
Gray Television, Inc.*	875	9,494
HealthStream, Inc.*	351	9,309
EarthLink Holdings Corp.	1,433	9,171
World Wrestling Entertainment, Inc. — Class A	493	9,076
Inteliquent, Inc.	445	8,851
ORBCOMM, Inc.*	882	8,776
Ixia*	875	8,593
Endurance International Group Holdings, Inc.*	818	7,354
CalAmp Corp.*	488	7,227
ePlus, Inc.*	86	7,034
Rubicon Project, Inc.*	506	6,907
Box, Inc. — Class A*	655	6,773
VASCO Data Security International, Inc.*	411	6,736
GTT Communications, Inc.*	360	6,653
Oclaro, Inc.*	1,346	6,568
Gogo, Inc.*	768	6,444
General Communication, Inc. — Class A*	395	6,241
Loral Space & Communications, Inc.*	176	6,208
Liberty Braves Group — Class C*	420	6,157
Globalstar, Inc.*	5,088	6,156
ShoreTel, Inc.*	918	6,141
XO Group, Inc.*	347	6,048
Entravision Communications Corp. — Class A	887	5,961
FTD Companies, Inc.*	238	5,940
Liberty Media Group — Class A*	305	5,838
TrueCar, Inc.*	741	5,817
Sonus Networks, Inc.*	651	5,657
Blucora, Inc.*	535	5,543
Chegg, Inc.*	1,098	5,490
Spok Holdings, Inc.	279	5,347
tronc, Inc.*	364	5,023
Bankrate, Inc.*	647	4,840
Entercom Communications Corp. — Class A	354	4,804
Extreme Networks, Inc.*	1,410	4,780
ChannelAdvisor Corp.*	317	4,593
Bazaarvoice, Inc.*	1,117	4,479
Boingo Wireless, Inc.*	486	4,335
DHI Group, Inc.*	684	4,261
FairPoint Communications, Inc.*	290	4,257
Global Eagle Entertainment, Inc.*	638	4,236
Blue Nile, Inc.	151	4,134
RetailMeNot, Inc.*	526	4,055
NeoPhotonics Corp.*	420	4,003
Calix, Inc.*	563	3,890
A10 Networks, Inc.*	600	3,882
Intralinks Holdings, Inc.*	564	3,666
Straight Path Communications, Inc. — Class B*	131	3,625
Daily Journal Corp.*	15	3,555

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Communications - 6.0% (continued)
Angie's List, Inc.*	542	$3,528
Rapid7, Inc.*	269	3,384
IDT Corp. — Class B	237	3,363
Lands' End, Inc.*	204	3,350
1-800-Flowers.com, Inc. — Class A*	355	3,202
Lumos Networks Corp.*	258	3,122
Lionbridge Technologies, Inc.*	778	3,073
Harmonic, Inc.*	1,043	2,973
Reis, Inc.	119	2,963
MeetMe, Inc.*	550	2,932
Overstock.com, Inc.*	180	2,900
Acacia Communications, Inc.*	70	2,796
Clearfield, Inc.*	156	2,791
Comtech Telecommunications Corp.	213	2,735
Zix Corp.*	726	2,723
Black Box Corp.	205	2,681
Liquidity Services, Inc.*	340	2,666
VirnetX Holding Corp.*	660	2,640
RigNet, Inc.*	172	2,303
Telenav, Inc.*	444	2,264
NII Holdings, Inc.*	712	2,264
Silicom Ltd.	75	2,243
Central European Media Enterprises Ltd. — Class A*	1,043	2,201
Aerohive Networks, Inc.*	327	2,165
TechTarget, Inc.*	255	2,066
United Online, Inc.*	183	2,013
Saga Communications, Inc. — Class A	50	1,977
HC2 Holdings, Inc.*	455	1,957
Liberty Braves Group — Class A*	122	1,835
QuinStreet, Inc.*	499	1,771
Hawaiian Telcom Holdco, Inc.*	82	1,738
Rightside Group Ltd.*	155	1,649
Autobytel, Inc.*	116	1,609
KVH Industries, Inc.*	206	1,586
Marchex, Inc. — Class B*	456	1,450
Limelight Networks, Inc.*	968	1,442
Numerex Corp. — Class A*	185	1,386
RealNetworks, Inc.*	320	1,379
Preformed Line Products Co.	34	1,373
Salem Media Group, Inc. — Class A	148	1,069
Corindus Vascular Robotics, Inc.*	741	1,060
Radio One, Inc. — Class D*	330	1,053
Hemisphere Media Group, Inc.*	89	1,050
Intelsat S.A.*	397	1,024
Global Sources Ltd.*	110	1,009
Townsquare Media, Inc. — Class A*	117	923
Value Line, Inc.	16	262
Total Communications		1,453,319
Utilities - 3.8%
IDACORP, Inc.	690	56,131
Portland General Electric Co.	1,221	53,870
Southwest Gas Corp.	646	50,848
WGL Holdings, Inc.	689	48,775
ONE Gas, Inc.	711	47,345
New Jersey Resources Corp.	1,171	45,142
Black Hills Corp.	704	44,380
ALLETE, Inc.	677	43,755
Spire, Inc.	610	43,212
NorthWestern Corp.	664	41,878
Avista Corp.	864	38,707
PNM Resources, Inc.	1,091	38,665
South Jersey Industries, Inc.	1,090	34,466
Dynegy, Inc.*	1,594	27,480
MGE Energy, Inc.	477	26,958
El Paso Electric Co.	551	26,046
Northwest Natural Gas Co.	371	24,048
Ormat Technologies, Inc.	531	23,237
California Water Service Group	656	22,913
American States Water Co.	498	21,822
Empire District Electric Co.	602	20,450
Otter Tail Corp.	518	17,348
Talen Energy Corp.*	1,150	15,583
Atlantica Yield plc	803	14,920
NRG Yield, Inc. — Class C	866	13,501
Chesapeake Utilities Corp.	200	13,236
Middlesex Water Co.	216	9,370
SJW Corp.	223	8,782
Connecticut Water Service, Inc.	148	8,318
Unitil Corp.	190	8,107
NRG Yield, Inc. — Class A	477	7,260
York Water Co.	175	5,607
Atlantic Power Corp.	1,663	4,124
Artesian Resources Corp. — Class A	106	3,596
Consolidated Water Company Ltd.	198	2,586
Delta Natural Gas Company, Inc.	92	2,478
EnerNOC, Inc.*	365	2,307
Spark Energy, Inc. — Class A	66	2,181
Ameresco, Inc. — Class A*	290	1,267
Genie Energy Ltd. — Class B*	176	1,192
Global Water Resources, Inc.	111	977
Total Utilities		922,868
Basic Materials - 3.6%
Olin Corp.	2,460	56,146
Sensient Technologies Corp.	607	43,121
PolyOne Corp.	1,145	40,350
Axiall Corp.	968	31,566
US Silica Holdings, Inc.	873	30,092
HB Fuller Co.	684	30,089
Minerals Technologies, Inc.	473	26,866
Hecla Mining Co.	5,206	26,551
Commercial Metals Co.	1,567	26,481
Worthington Industries, Inc.	614	25,972
Balchem Corp.	429	25,590
GCP Applied Technologies, Inc.*	945	24,608
Chemtura Corp.*	869	22,924
Coeur Mining, Inc.*	2,084	22,215
Kaiser Aluminum Corp.	242	21,880
Carpenter Technology Corp.	631	20,779
Chemours Co.	2,441	20,114
Stillwater Mining Co.*	1,668	19,782

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Basic Materials - 3.6% (continued)
Ingevity Corp.*	568	$19,335
Allegheny Technologies, Inc.	1,447	18,449
Neenah Paper, Inc.	226	16,356
Stepan Co.	268	15,954
Quaker Chemical Corp.	176	15,699
Ferro Corp.*	1,135	15,186
Clearwater Paper Corp.*	231	15,100
AK Steel Holding Corp.*	3,236	15,080
Innospec, Inc.	322	14,809
Schweitzer-Mauduit International, Inc.	413	14,571
Cliffs Natural Resources, Inc.*	2,397	13,591
PH Glatfelter Co.	593	11,599
Kraton Performance Polymers, Inc.*	404	11,284
Innophos Holdings, Inc.	264	11,143
Univar, Inc.*	586	11,082
Deltic Timber Corp.	145	9,734
A. Schulman, Inc.	392	9,573
Calgon Carbon Corp.	687	9,034
Aceto Corp.	397	8,690
Koppers Holdings, Inc.*	277	8,512
Rayonier Advanced Materials, Inc.	587	7,977
Ferroglobe plc	892	7,680
Fairmount Santrol Holdings, Inc.*	898	6,924
Materion Corp.	271	6,710
CSW Industrials, Inc.*	193	6,294
Schnitzer Steel Industries, Inc. — Class A	356	6,266
American Vanguard Corp.	385	5,817
Hawkins, Inc.	131	5,687
Orchids Paper Products Co.	123	4,375
Century Aluminum Co.*	680	4,304
OMNOVA Solutions, Inc.*	579	4,198
Landec Corp.*	365	3,927
Tronox Ltd. — Class A	880	3,881
KMG Chemicals, Inc.	123	3,197
Ryerson Holding Corp.*	149	2,608
Gold Resource Corp.	666	2,391
Oil-Dri Corporation of America	68	2,348
Codexis, Inc.*	446	1,797
United States Lime & Minerals, Inc.	27	1,593
Kronos Worldwide, Inc.	300	1,575
AgroFresh Solutions, Inc.*	294	1,561
ALJ Regional Holdings, Inc.*	247	1,235
Valhi, Inc.	342	537
Total Basic Materials		872,789
Energy - 2.7%
RSP Permian, Inc.*	1,073	37,436
PDC Energy, Inc.*	629	36,236
Carrizo Oil & Gas, Inc.*	761	27,282
NOW, Inc.*	1,426	25,868
Oil States International, Inc.*	698	22,950
Oasis Petroleum, Inc.*	2,428	22,678
Matador Resources Co.*	1,133	22,433
SemGroup Corp. — Class A	604	19,666
Western Refining, Inc.	927	19,123
Callon Petroleum Co.*	1,654	18,574
MRC Global, Inc.*	1,279	18,175
Pattern Energy Group, Inc.	787	18,076
Synergy Resources Corp.*	2,536	16,890
Denbury Resources, Inc.	4,685	16,819
Seadrill Ltd.*	5,036	16,318
McDermott International, Inc.*	3,298	16,292
Forum Energy Technologies, Inc.*	819	14,177
TerraForm Power, Inc. — Class A*	1,165	12,699
SEACOR Holdings, Inc.*	217	12,575
Delek US Holdings, Inc.	841	11,109
Unit Corp.*	690	10,736
Atwood Oceanics, Inc.	831	10,404
Green Plains, Inc.	494	9,742
Flotek Industries, Inc.*	710	9,372
Helix Energy Solutions Group, Inc.*	1,373	9,281
Archrock, Inc.	949	8,940
Thermon Group Holdings, Inc.*	436	8,375
Cobalt International Energy, Inc.*	5,435	7,283
TETRA Technologies, Inc.*	1,077	6,860
Newpark Resources, Inc.*	1,131	6,548
Matrix Service Co.*	363	5,986
Par Pacific Holdings, Inc.*	378	5,799
Exterran Corp.*	432	5,551
Sanchez Energy Corp.*	762	5,380
Bristow Group, Inc.	458	5,226
Renewable Energy Group, Inc.*	590	5,210
spx Resources Corp.*	423	5,161
SunCoke Energy, Inc.	879	5,116
Sunrun, Inc.*	850	5,041
REX American Resources Corp.*	77	4,607
Plug Power, Inc.*	2,463	4,581
Ring Energy, Inc.*	488	4,304
Bill Barrett Corp.*	669	4,275
Clean Energy Fuels Corp.*	1,195	4,147
TerraForm Global, Inc. — Class A	1,233	4,020
Pioneer Energy Services Corp.*	870	4,002
Natural Gas Services Group, Inc.*	168	3,847
Parker Drilling Co.*	1,648	3,774
FutureFuel Corp.	340	3,699
Tesco Corp.	534	3,572
Panhandle Oil and Gas, Inc. — Class A	209	3,484
CARBO Ceramics, Inc.	265	3,472
CVR Energy, Inc.	212	3,286
Contango Oil & Gas Co.*	243	2,974
Northern Oil and Gas, Inc.*	637	2,943
Geospace Technologies Corp.*	178	2,914
PHI, Inc.*	160	2,861
Trecora Resources*	271	2,827
Alon USA Energy, Inc.	430	2,786
EP Energy Corp. — Class A*	516	2,673
Era Group, Inc.*	267	2,510
EXCO Resources, Inc.*	1,910	2,483

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Energy - 2.7% (continued)
Westmoreland Coal Co.*	251	$2,390
Clayton Williams Energy, Inc.*	81	2,224
Eclipse Resources Corp.*	665	2,221
Independence Contract Drilling, Inc.*	408	2,215
Dawson Geophysical Co.*	269	2,192
Pacific Ethanol, Inc.*	391	2,131
FuelCell Energy, Inc.*	339	2,109
Abraxas Petroleum Corp.*	1,684	1,903
Evolution Petroleum Corp.	333	1,822
Jones Energy, Inc. — Class A*	420	1,730
Willbros Group, Inc.*	577	1,460
W&T Offshore, Inc.*	485	1,125
Adams Resources & Energy, Inc.	29	1,117
Vivint Solar, Inc.*	310	952
Isramco, Inc.*	10	823
Erin Energy Corp.*	197	475
Earthstone Energy, Inc.*	23	248
Total Energy		648,565
Diversified - 0.1%
HRG Group, Inc.*	1,611	22,119
Resource America, Inc. — Class A	160	1,555
Wins Finance Holdings, Inc.*	18	279
Total Diversified		23,953
Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	413	10,945
Total Common Stocks
(Cost $21,719,782)		22,248,807

WARRANTS†† - 0.0%
Tejon Ranch Co.
$10.50, 08/31/16†	29	–
Total Warrants
(Cost $150)		–

RIGHTS††† - 0.0%
Omthera Pharmaceuticals, Inc.
Expires 12/31/20	86	–
Leap Wireless International, Inc.
Expires 03/06/17	1,211	–
Dyax Corp.
Expires 01/25/17	757	–
Total Rights
(Cost $1,618)		–

	Face Amount
REPURCHASE AGREEMENTS††,1 - 26.1%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$3,233,094	3,233,094
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	2,748,679	2,748,679
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[2]	366,627	366,627
Total Repurchase Agreements
(Cost $6,348,400)		6,348,400
Total Investments - 117.7%
(Cost $28,069,950)		$28,597,207
Other Assets & Liabilities, net - (17.7)%		(4,310,765)
Total Net Assets - 100.0%		$24,286,442

	Units	Unrealized Gain
OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC July 2016 Russell 2000 Index Swap 0.45%[3], Terminating 07/26/16 (Notional Value $845,945)	734	$46,326
Goldman Sachs International July 2016 Russell 2000 Index Swap 0.44%[3], Terminating 07/27/16 (Notional Value $439,666)	382	25,465
Barclays Bank plc July 2016 Russell 2000 Index Swap 0.44%[3], Terminating 07/29/16 (Notional Value $678,445)	589	12,100
(Total Notional Value $1,964,056)		$83,891

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
[2]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[3]	Total Return based on Russell 2000 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.
plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Russell 2000® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$22,248,807	$—	$—	$—	$22,248,807
Equity Index Swap Agreements	—	—	83,891	—	83,891
Repurchase Agreements	—	6,348,400	—	—	6,348,400
Rights	—	—	—	—	—
Warrants	—	—	—	—	—
Total	$22,248,807	$6,348,400	$83,891	$—	$28,681,098

* Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 26.5%
Centene Corp.*	30,000	$2,141,100
Constellation Brands, Inc. — Class A	11,705	1,936,007
Aetna, Inc.	9,985	1,219,468
Total System Services, Inc.	21,807	1,158,170
Mondelez International, Inc. — Class A	24,473	1,113,766
Global Payments, Inc.	15,000	1,070,700
Equifax, Inc.	8,200	1,052,880
S&P Global, Inc.	9,790	1,050,075
Hologic, Inc.*	30,200	1,044,919
Edwards Lifesciences Corp.*	10,220	1,019,241
Gilead Sciences, Inc.	11,982	999,539
Cigna Corp.	7,800	998,322
Boston Scientific Corp.*	42,637	996,427
Reynolds American, Inc.	17,057	919,884
Regeneron Pharmaceuticals, Inc.*	2,624	916,380
Monster Beverage Corp.*	5,696	915,404
Avery Dennison Corp.	10,997	822,026
AmerisourceBergen Corp. — Class A	10,070	798,752
Celgene Corp.*	7,210	711,122
Verisk Analytics, Inc. — Class A*	8,590	696,477
Biogen, Inc.*	2,803	677,821
Hormel Foods Corp.	18,088	662,021
Laboratory Corporation of America Holdings*	5,050	657,864
Cintas Corp.	5,930	581,911
Illumina, Inc.*	3,951	554,641
Moody's Corp.	5,503	515,686
CR Bard, Inc.	2,130	500,891
Alexion Pharmaceuticals, Inc.*	4,163	486,072
Becton Dickinson and Co.	2,500	423,975
Dr Pepper Snapple Group, Inc.	4,200	405,846
Allergan plc*	1,232	284,703
Total Consumer, Non-cyclical		27,332,090
Consumer, Cyclical - 19.1%
Ulta Salon Cosmetics & Fragrance, Inc.*	6,800	1,656,751
O'Reilly Automotive, Inc.*	5,001	1,355,770
DR Horton, Inc.	42,500	1,337,900
Dollar Tree, Inc.*	13,770	1,297,685
Starbucks Corp.	19,300	1,102,416
Lennar Corp. — Class A	21,745	1,002,445
AutoZone, Inc.*	1,250	992,300
Home Depot, Inc.	7,150	912,983
LKQ Corp.*	26,000	824,200
Advance Auto Parts, Inc.	5,075	820,272
Lowe's Companies, Inc.	10,150	803,576
Alaska Air Group, Inc.	13,000	757,770
NIKE, Inc. — Class B	13,200	728,640
Mohawk Industries, Inc.*	3,500	664,160
Tractor Supply Co.	7,100	647,378
Under Armour, Inc. — Class A*	14,890	597,536
Ross Stores, Inc.	10,150	575,404
Signet Jewelers Ltd.	6,900	568,629
Under Armour, Inc. — Class C*	14,804	538,848
Southwest Airlines Co.	13,442	527,061
Chipotle Mexican Grill, Inc. — Class A*	1,110	447,064
TJX Companies, Inc.	5,300	409,319
Newell Brands, Inc.	8,080	392,446
Hanesbrands, Inc.	13,100	329,203
Delphi Automotive plc	5,000	313,000
Total Consumer, Cyclical		19,602,756
Technology - 18.4%
Electronic Arts, Inc.*	23,687	1,794,527
Broadcom Ltd.	11,265	1,750,582
Activision Blizzard, Inc.	38,902	1,541,686
salesforce.com, Inc.*	19,190	1,523,878
NVIDIA Corp.	30,683	1,442,408
Skyworks Solutions, Inc.	17,112	1,082,847
Red Hat, Inc.*	14,089	1,022,861
Fiserv, Inc.*	9,386	1,020,539
Cognizant Technology Solutions Corp. — Class A*	17,766	1,016,926
Lam Research Corp.	12,042	1,012,250
Citrix Systems, Inc.*	9,808	785,523
Applied Materials, Inc.	30,080	721,018
Qorvo, Inc.*	12,144	671,077
Microchip Technology, Inc.	12,991	659,423
Apple, Inc.	6,485	619,966
Akamai Technologies, Inc.*	9,573	535,418
Cerner Corp.*	8,598	503,843
Accenture plc — Class A	3,800	430,502
Paychex, Inc.	7,179	427,151
Microsoft Corp.	7,700	394,009
Total Technology		18,956,434
Financial - 12.7%
Extra Space Storage, Inc.	13,000	1,203,020
XL Group plc — Class A	34,800	1,159,188
Equity Residential	14,105	971,553
Prologis, Inc.	17,936	879,581
Visa, Inc. — Class A	11,682	866,455
Intercontinental Exchange, Inc.	3,240	829,310
Kimco Realty Corp.	25,547	801,665
Equinix, Inc.	1,976	766,155
Public Storage	2,900	741,211
CBRE Group, Inc. — Class A*	25,127	665,363
UDR, Inc.	16,921	624,723
MasterCard, Inc. — Class A	7,006	616,948
E*TRADE Financial Corp.*	25,804	606,136
Crown Castle International Corp.	5,500	557,865
American Tower Corp. — Class A	4,894	556,007
AvalonBay Communities, Inc.	3,071	553,978
Charles Schwab Corp.	16,714	423,031
Alliance Data Systems Corp.*	1,332	260,965
Total Financial		13,083,154
Communications - 11.7%
Facebook, Inc. — Class A*	17,017	1,944,703
Amazon.com, Inc.*	2,200	1,574,363
VeriSign, Inc.*	15,805	1,366,500
Expedia, Inc.	12,089	1,285,060
Netflix, Inc.*	11,749	1,074,799
TripAdvisor, Inc.*	13,830	889,269
Priceline Group, Inc.*	631	787,747

S&P 500® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Communications - 11.7% (continued)
eBay, Inc.*	28,358	$663,861
Walt Disney Co.	5,600	547,792
Alphabet, Inc. — Class A*	702	493,878
Alphabet, Inc. — Class C*	687	475,473
Juniper Networks, Inc.	19,846	446,337
Discovery Communications, Inc. — Class C*	11,600	276,660
Discovery Communications, Inc. — Class A*	6,570	165,761
Total Communications		11,992,203
Industrial - 10.0%
Vulcan Materials Co.	10,197	1,227,311
PerkinElmer, Inc.	23,071	1,209,382
Fortune Brands Home & Security, Inc.	17,800	1,031,866
Masco Corp.	33,200	1,027,208
Martin Marietta Materials, Inc.	4,960	952,320
Acuity Brands, Inc.	3,700	917,452
TransDigm Group, Inc.*	3,200	843,808
Northrop Grumman Corp.	3,600	800,208
Stanley Black & Decker, Inc.	4,900	544,978
Amphenol Corp. — Class A	8,300	475,839
Snap-on, Inc.	2,940	463,991
Roper Technologies, Inc.	2,400	409,344
Boeing Co.	2,600	337,662
Total Industrial		10,241,369
Energy - 0.7%
Pioneer Natural Resources Co.	4,901	741,080
Basic Materials - 0.5%
Sherwin-Williams Co.	1,650	484,556
Total Common Stocks
(Cost $81,591,754)		102,433,642

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$341,360	341,360
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	290,214	290,214
Total Repurchase Agreements
(Cost $631,574)		631,574
Total Investments - 100.2%
(Cost $82,223,328)		$103,065,216
Other Assets & Liabilities, net - (0.2)%		(210,421)
Total Net Assets - 100.0%		$102,854,795

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$102,433,642	$—	$—	$102,433,642
Repurchase Agreements	—	631,574	—	631,574
Total	$102,433,642	$631,574	$—	$103,065,216

For the period ended June 30, 2016, there were no transfers between levels.

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Financial - 24.0%
Loews Corp.	21,495	$883,229
Prudential Financial, Inc.	11,923	850,587
MetLife, Inc.	19,760	787,041
Allstate Corp.	10,610	742,169
Hartford Financial Services Group, Inc.	15,262	677,328
American International Group, Inc.	11,658	616,592
Unum Group	18,798	597,588
Regions Financial Corp.	68,400	582,083
Lincoln National Corp.	14,786	573,253
Citigroup, Inc.	13,067	553,910
Bank of America Corp.	40,579	538,483
Capital One Financial Corp.	8,447	536,469
Navient Corp.	41,520	496,164
SunTrust Banks, Inc.	12,047	494,890
Zions Bancorporation	17,212	432,538
Travelers Companies, Inc.	3,539	421,283
Chubb Ltd.	3,167	413,959
JPMorgan Chase & Co.	6,647	413,045
KeyCorp	37,313	412,309
Comerica, Inc.	9,723	399,907
Berkshire Hathaway, Inc. — Class B*	2,704	391,512
Aflac, Inc.	5,419	391,035
Fifth Third Bancorp	21,047	370,217
Goldman Sachs Group, Inc.	2,432	361,347
Legg Mason, Inc.	11,840	349,162
People's United Financial, Inc.	22,193	325,349
BB&T Corp.	8,991	320,170
PNC Financial Services Group, Inc.	3,932	320,025
Principal Financial Group, Inc.	7,731	317,821
Bank of New York Mellon Corp.	5,445	211,538
Total Financial		14,781,003
Utilities - 16.5%
NRG Energy, Inc.	121,449	1,820,521
Exelon Corp.	31,296	1,137,923
AES Corp.	82,817	1,033,556
FirstEnergy Corp.	19,493	680,501
NiSource, Inc.	21,919	581,292
Duke Energy Corp.	5,419	464,896
Consolidated Edison, Inc.	5,543	445,879
Entergy Corp.	4,824	392,432
SCANA Corp.	4,973	376,257
DTE Energy Co.	3,756	372,295
Public Service Enterprise Group, Inc.	7,928	369,524
Edison International	4,553	353,632
American Electric Power Company, Inc.	5,015	351,501
CenterPoint Energy, Inc.	13,801	331,224
Ameren Corp.	5,984	320,623
Pinnacle West Capital Corp.	3,770	305,596
PG&E Corp.	4,384	280,225
Xcel Energy, Inc.	6,067	271,680
Eversource Energy	4,348	260,445
Total Utilities		10,150,002
Consumer, Cyclical - 14.8%
Wal-Mart Stores, Inc.	13,143	959,702
Best Buy Company, Inc.	27,774	849,884
Staples, Inc.	90,887	783,446
Ford Motor Co.	59,861	752,452
General Motors Co.	26,475	749,243
Kohl's Corp.	16,197	614,190
AutoNation, Inc.*	11,680	548,726
Macy's, Inc.	14,470	486,337
PVH Corp.	5,030	473,977
Whirlpool Corp.	2,598	432,931
Urban Outfitters, Inc.*	15,190	417,725
PulteGroup, Inc.	21,260	414,357
United Continental Holdings, Inc.*	9,051	371,453
Target Corp.	4,489	313,422
PACCAR, Inc.	5,540	287,360
Johnson Controls, Inc.	5,207	230,462
The Gap, Inc.	10,290	218,354
Bed Bath & Beyond, Inc.	4,660	201,405
Total Consumer, Cyclical		9,105,426
Energy - 10.7%
National Oilwell Varco, Inc.	27,798	935,403
Diamond Offshore Drilling, Inc.	34,125	830,262
Valero Energy Corp.	13,866	707,166
Chevron Corp.	5,778	605,708
Phillips 66	7,233	573,866
Transocean Ltd.	47,667	566,761
Marathon Petroleum Corp.	12,574	477,309
First Solar, Inc.*	9,605	465,650
Helmerich & Payne, Inc.	6,832	458,632
Hess Corp.	7,070	424,907
Marathon Oil Corp.	19,712	295,877
Baker Hughes, Inc.	4,664	210,486
Total Energy		6,552,027
Consumer, Non-cyclical - 9.9%
Archer-Daniels-Midland Co.	32,810	1,407,220
Quanta Services, Inc.*	38,580	891,970
Anthem, Inc.	6,747	886,151
Tyson Foods, Inc. — Class A	11,648	777,970
McKesson Corp.	3,170	591,680
Cardinal Health, Inc.	7,173	559,566
Sysco Corp.	7,681	389,734
Whole Foods Market, Inc.	10,390	332,688
Express Scripts Holding Co.*	3,380	256,204
Total Consumer, Non-cyclical		6,093,183
Industrial - 8.3%
Jacobs Engineering Group, Inc.*	20,953	1,043,670
Fluor Corp.	18,361	904,830
Ryder System, Inc.	11,091	678,104
WestRock Co.	14,690	571,000
Corning, Inc.	20,720	424,346
Cummins, Inc.	3,310	372,176
Eaton Corporation plc	5,710	341,058
Caterpillar, Inc.	3,780	286,562
Owens-Illinois, Inc.*	12,403	223,378
Textron, Inc.	6,090	222,650
Total Industrial		5,067,774
Basic Materials - 6.6%
Newmont Mining Corp.	38,718	1,514,648

S&P 500® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Basic Materials - 6.6% (continued)
Alcoa, Inc.	114,764	$1,063,862
Nucor Corp.	10,980	542,522
Freeport-McMoRan, Inc.	42,233	470,476
Mosaic Co.	17,840	467,051
Total Basic Materials		4,058,559
Technology - 4.1%
HP, Inc.	120,965	1,518,111
Xerox Corp.	73,297	695,589
Western Digital Corp.	6,840	323,258
Total Technology		2,536,958
Communications - 3.0%
CenturyLink, Inc.	25,773	747,675
Frontier Communications Corp.	103,395	510,771
News Corp. — Class A	39,216	445,102
News Corp. — Class B	11,100	129,537
Total Communications		1,833,085
Diversified - 1.7%
Leucadia National Corp.	59,903	1,038,119
Total Common Stocks
(Cost $50,048,800)		61,216,136

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$151,967	151,967
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	129,199	129,199
Total Repurchase Agreements
(Cost $281,166)		281,166
Total Investments - 100.1%
(Cost $50,329,966)		$61,497,302
Other Assets & Liabilities, net - (0.1)%		(82,409)
Total Net Assets - 100.0%		$61,414,893

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$61,216,136	$—	$—	$61,216,136
Repurchase Agreements	—	281,166	—	281,166
Total	$61,216,136	$281,166	$—	$61,497,302

For the period ended June 30, 2016, there were no transfers between levels.

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 76.9%
Consumer, Non-cyclical - 19.0%
Johnson & Johnson	29,289	$3,552,755
Procter & Gamble Co.	28,344	2,399,886
Pfizer, Inc.	64,579	2,273,827
Coca-Cola Co.	41,459	1,879,337
Merck & Company, Inc.	29,474	1,697,997
Philip Morris International, Inc.	16,518	1,680,211
PepsiCo, Inc.	15,380	1,629,357
Altria Group, Inc.	20,832	1,436,575
UnitedHealth Group, Inc.	10,124	1,429,508
Bristol-Myers Squibb Co.	17,775	1,307,351
Medtronic plc	14,973	1,299,208
Amgen, Inc.	7,999	1,217,048
Gilead Sciences, Inc.	14,181	1,182,979
AbbVie, Inc.	17,222	1,066,214
Allergan plc*	4,212	973,351
Eli Lilly & Co.	10,343	814,511
Celgene Corp.*	8,248	813,500
Mondelez International, Inc. — Class A	16,526	752,099
Colgate-Palmolive Co.	9,509	696,059
Danaher Corp.	6,380	644,380
Thermo Fisher Scientific, Inc.	4,190	619,115
Abbott Laboratories	15,644	614,966
Biogen, Inc.*	2,332	563,924
Kraft Heinz Co.	6,344	561,317
Kimberly-Clark Corp.	3,835	527,236
Express Scripts Holding Co.*	6,738	510,741
Reynolds American, Inc.	8,815	475,393
Aetna, Inc.	3,733	455,911
General Mills, Inc.	6,329	451,384
McKesson Corp.	2,396	447,213
Automatic Data Processing, Inc.	4,851	445,662
PayPal Holdings, Inc.*	11,744	428,773
Stryker Corp.	3,345	400,831
Becton Dickinson and Co.	2,260	383,273
Kroger Co.	10,156	373,640
Anthem, Inc.	2,800	367,752
Cigna Corp.	2,731	349,541
Boston Scientific Corp.*	14,448	337,650
Constellation Brands, Inc. — Class A	1,878	310,621
S&P Global, Inc.	2,817	302,151
Regeneron Pharmaceuticals, Inc.*	831	290,210
Humana, Inc.	1,587	285,470
Sysco Corp.	5,580	283,129
Alexion Pharmaceuticals, Inc.*	2,385	278,473
Cardinal Health, Inc.	3,469	270,617
Archer-Daniels-Midland Co.	6,257	268,363
Intuitive Surgical, Inc.*	405	267,871
Baxter International, Inc.	5,881	265,939
Zimmer Biomet Holdings, Inc.	2,122	255,446
HCA Holdings, Inc.*	3,206	246,894
Monster Beverage Corp.*	1,499	240,904
St. Jude Medical, Inc.	3,027	236,106
Zoetis, Inc.	4,861	230,703
Vertex Pharmaceuticals, Inc.*	2,634	226,577
Edwards Lifesciences Corp.*	2,255	224,891
ConAgra Foods, Inc.	4,647	222,173
Illumina, Inc.*	1,567	219,975
Kellogg Co.	2,684	219,149
Estee Lauder Companies, Inc. — Class A	2,370	215,717
Tyson Foods, Inc. — Class A	3,200	213,728
Nielsen Holdings plc	3,842	199,668
Molson Coors Brewing Co. — Class B	1,961	198,316
Mylan N.V.*	4,547	196,612
JM Smucker Co.	1,274	194,170
Dr Pepper Snapple Group, Inc.	1,979	191,231
Clorox Co.	1,377	190,563
CR Bard, Inc.	781	183,660
Mead Johnson Nutrition Co. — Class A	1,988	180,411
Hershey Co.	1,496	169,781
Moody's Corp.	1,800	168,678
Equifax, Inc.	1,267	162,683
AmerisourceBergen Corp. — Class A	1,954	154,991
DENTSPLY SIRONA, Inc.	2,494	154,728
Henry Schein, Inc.*	874	154,523
Laboratory Corporation of America Holdings*	1,090	141,994
Church & Dwight Company, Inc.	1,366	140,548
Perrigo Company plc	1,525	138,272
DaVita HealthCare Partners, Inc.*	1,737	134,305
Verisk Analytics, Inc. — Class A*	1,647	133,539
McCormick & Company, Inc.	1,227	130,884
Centene Corp.*	1,815	129,537
Universal Health Services, Inc. — Class B	956	128,200
Campbell Soup Co.	1,909	127,006
Quest Diagnostics, Inc.	1,506	122,603
Global Payments, Inc.	1,640	117,063
Whole Foods Market, Inc.	3,418	109,444
Brown-Forman Corp. — Class B	1,070	106,743
Hormel Foods Corp.	2,877	105,298
Western Union Co.	5,230	100,311
Total System Services, Inc.	1,799	95,545
Cintas Corp.	923	90,574
Hologic, Inc.*	2,583	89,372
Varian Medical Systems, Inc.*	1,014	83,381
Avery Dennison Corp.	950	71,013
Mallinckrodt plc*	1,164	70,748
United Rentals, Inc.*	942	63,208
H&R Block, Inc.	2,389	54,947
Robert Half International, Inc.	1,398	53,348
Patterson Companies, Inc.	886	42,431
Quanta Services, Inc.*	1,608	37,177
Endo International plc*	2,181	34,002
Total Consumer, Non-cyclical		47,787,090
Financial - 12.9%
Berkshire Hathaway, Inc. — Class B*	19,953	2,888,994
JPMorgan Chase & Co.	38,936	2,419,484
Wells Fargo & Co.	49,195	2,328,400
Visa, Inc. — Class A	20,282	1,504,316

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 76.9% (continued)
Financial - 12.9% (continued)
Bank of America Corp.	109,376	$1,451,420
Citigroup, Inc.	31,251	1,324,730
MasterCard, Inc. — Class A	10,337	910,276
Simon Property Group, Inc.	3,295	714,685
U.S. Bancorp	17,280	696,902
Chubb Ltd.	4,946	646,491
American International Group, Inc.	11,916	630,236
Goldman Sachs Group, Inc.	4,114	611,259
American Express Co.	8,608	523,022
American Tower Corp. — Class A	4,521	513,632
MetLife, Inc.	11,699	465,971
BlackRock, Inc. — Class A	1,339	458,647
Bank of New York Mellon Corp.	11,469	445,571
PNC Financial Services Group, Inc.	5,317	432,751
Morgan Stanley	16,088	417,966
Public Storage	1,569	401,021
Marsh & McLennan Companies, Inc.	5,550	379,952
Travelers Companies, Inc.	3,113	370,572
Crown Castle International Corp.	3,587	363,829
CME Group, Inc. — Class A	3,606	351,225
Capital One Financial Corp.	5,453	346,320
Prudential Financial, Inc.	4,706	335,726
Intercontinental Exchange, Inc.	1,268	324,557
Charles Schwab Corp.	12,807	324,145
Aflac, Inc.	4,408	318,081
BB&T Corp.	8,741	311,267
Aon plc	2,821	308,138
Welltower, Inc.	3,801	289,522
Equinix, Inc.	739	286,532
Allstate Corp.	3,986	278,821
Prologis, Inc.	5,594	274,330
Equity Residential	3,892	268,081
AvalonBay Communities, Inc.	1,461	263,550
Ventas, Inc.	3,600	262,152
Weyerhaeuser Co.	7,955	236,820
Discover Financial Services	4,389	235,207
State Street Corp.	4,216	227,327
Synchrony Financial*	8,880	224,486
SunTrust Banks, Inc.	5,336	219,203
Boston Properties, Inc.	1,636	215,789
Progressive Corp.	6,208	207,968
M&T Bank Corp.	1,693	200,163
T. Rowe Price Group, Inc.	2,643	192,860
Realty Income Corp.	2,743	190,254
Vornado Realty Trust	1,889	189,127
Hartford Financial Services Group, Inc.	4,189	185,908
General Growth Properties, Inc.	6,207	185,093
Willis Towers Watson plc	1,474	183,233
HCP, Inc.	4,974	175,980
Digital Realty Trust, Inc.	1,563	170,351
Essex Property Trust, Inc.	697	158,979
Ameriprise Financial, Inc.	1,766	158,675
Northern Trust Corp.	2,284	151,338
Fifth Third Bancorp	8,175	143,798
Kimco Realty Corp.	4,468	140,206
Franklin Resources, Inc.	3,924	130,944
Host Hotels & Resorts, Inc.	7,957	128,983
Federal Realty Investment Trust	755	124,990
Extra Space Storage, Inc.	1,333	123,356
Alliance Data Systems Corp.*	628	123,038
Principal Financial Group, Inc.	2,870	117,986
Cincinnati Financial Corp.	1,575	117,952
Loews Corp.	2,852	117,189
Regions Financial Corp.	13,488	114,783
Macerich Co.	1,344	114,764
SL Green Realty Corp.	1,067	113,603
Invesco Ltd.	4,443	113,474
Citizens Financial Group, Inc.	5,633	112,547
UDR, Inc.	2,844	105,000
Iron Mountain, Inc.	2,545	101,367
XL Group plc — Class A	3,031	100,963
KeyCorp	8,970	99,119
Lincoln National Corp.	2,545	98,670
Arthur J Gallagher & Co.	1,886	89,774
CBRE Group, Inc. — Class A*	3,107	82,273
Affiliated Managers Group, Inc.*	573	80,661
Unum Group	2,532	80,492
Nasdaq, Inc.	1,226	79,285
Comerica, Inc.	1,865	76,707
Huntington Bancshares, Inc.	8,506	76,044
Torchmark Corp.	1,195	73,875
Apartment Investment & Management Co. — Class A	1,668	73,659
E*TRADE Financial Corp.*	2,968	69,718
Assurant, Inc.	660	56,965
Zions Bancorporation	2,179	54,758
People's United Financial, Inc.	3,310	48,525
Navient Corp.	3,519	42,052
Legg Mason, Inc.	1,122	33,088
Total Financial		32,511,943
Communications - 9.9%
Amazon.com, Inc.*	4,120	2,948,355
AT&T, Inc.	65,550	2,832,415
Facebook, Inc. — Class A*	24,617	2,813,231
Verizon Communications, Inc.	43,405	2,423,735
Alphabet, Inc. — Class A*	3,127	2,199,938
Alphabet, Inc. — Class C*	3,145	2,176,655
Comcast Corp. — Class A	25,744	1,678,252
Walt Disney Co.	15,894	1,554,751
Cisco Systems, Inc.	53,557	1,536,550
Priceline Group, Inc.*	529	660,409
Time Warner, Inc.	8,374	615,824
Netflix, Inc.*	4,561	417,240
Yahoo!, Inc.*	9,306	349,533
Twenty-First Century Fox, Inc. — Class A	11,667	315,592
eBay, Inc.*	11,255	263,480
CBS Corp. — Class B	4,422	240,734
Omnicom Group, Inc.	2,532	206,332
CenturyLink, Inc.	5,814	168,664
Level 3 Communications, Inc.*	3,087	158,950
Viacom, Inc. — Class B	3,691	153,066
Symantec Corp.	6,520	133,921
Expedia, Inc.	1,248	132,662

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 76.9% (continued)
Communications - 9.9% (continued)
Twenty-First Century Fox, Inc. — Class B	4,591	$125,105
Motorola Solutions, Inc.	1,692	111,621
Interpublic Group of Companies, Inc.	4,285	98,984
VeriSign, Inc.*	1,016	87,843
Juniper Networks, Inc.	3,761	84,585
F5 Networks, Inc.*	713	81,168
TripAdvisor, Inc.*	1,217	78,253
Scripps Networks Interactive, Inc. — Class A	1,012	63,017
Frontier Communications Corp.	12,491	61,706
Discovery Communications, Inc. — Class C*	2,542	60,627
TEGNA, Inc.	2,317	53,685
News Corp. — Class A	4,052	45,990
Discovery Communications, Inc. — Class A*	1,602	40,418
News Corp. — Class B	1,148	13,397
Total Communications		24,986,688
Technology - 9.6%
Apple, Inc.	58,324	5,575,775
Microsoft Corp.	83,699	4,282,879
Intel Corp.	50,280	1,649,185
International Business Machines Corp.	9,404	1,427,340
Oracle Corp.	33,141	1,356,461
QUALCOMM, Inc.	15,641	837,888
Accenture plc — Class A	6,642	752,472
Texas Instruments, Inc.	10,693	669,917
Broadcom Ltd.	3,950	613,830
EMC Corp.	20,798	565,082
salesforce.com, Inc.*	6,781	538,478
Adobe Systems, Inc.*	5,326	510,178
Cognizant Technology Solutions Corp. — Class A*	6,451	369,255
Hewlett Packard Enterprise Co.	17,694	323,269
Intuit, Inc.	2,725	304,137
Applied Materials, Inc.	11,597	277,980
Fiserv, Inc.*	2,367	257,364
NVIDIA Corp.	5,402	253,948
Electronic Arts, Inc.*	3,212	243,341
HP, Inc.	18,215	228,598
Fidelity National Information Services, Inc.	2,955	217,724
Activision Blizzard, Inc.	5,424	214,953
Paychex, Inc.	3,413	203,074
Cerner Corp.*	3,204	187,754
Analog Devices, Inc.	3,273	185,383
Micron Technology, Inc.*	11,042	151,938
Lam Research Corp.	1,699	142,818
Western Digital Corp.	2,998	141,683
Red Hat, Inc.*	1,932	140,263
Citrix Systems, Inc.*	1,652	132,309
Autodesk, Inc.*	2,391	129,449
Skyworks Solutions, Inc.	2,026	128,205
Xilinx, Inc.	2,702	124,643
KLA-Tencor Corp.	1,658	121,449
Linear Technology Corp.	2,546	118,465
Microchip Technology, Inc.	2,287	116,088
Akamai Technologies, Inc.*	1,870	104,589
CA, Inc.	3,151	103,447
Xerox Corp.	10,139	96,219
Seagate Technology plc	3,178	77,416
NetApp, Inc.	3,078	75,688
Qorvo, Inc.*	1,358	75,043
Dun & Bradstreet Corp.	386	47,030
Pitney Bowes, Inc.	2,008	35,742
Teradata Corp.*	1,384	34,697
CSRA, Inc.	1,461	34,231
Total Technology		24,177,677
Consumer, Cyclical - 7.7%
Home Depot, Inc.	13,246	1,691,382
Wal-Mart Stores, Inc.	16,261	1,187,378
McDonald's Corp.	9,348	1,124,939
CVS Health Corp.	11,436	1,094,882
Starbucks Corp.	15,598	890,958
NIKE, Inc. — Class B	14,178	782,626
Walgreens Boots Alliance, Inc.	9,202	766,251
Lowe's Companies, Inc.	9,435	746,969
Costco Wholesale Corp.	4,665	732,592
TJX Companies, Inc.	7,039	543,622
Ford Motor Co.	41,549	522,271
Target Corp.	6,275	438,120
General Motors Co.	14,921	422,264
Yum! Brands, Inc.	4,338	359,707
Johnson Controls, Inc.	6,904	305,571
Delta Air Lines, Inc.	8,216	299,310
Dollar General Corp.	3,022	284,068
O'Reilly Automotive, Inc.*	1,027	278,420
Southwest Airlines Co.	6,801	266,667
AutoZone, Inc.*	318	252,441
Ross Stores, Inc.	4,278	242,520
Dollar Tree, Inc.*	2,508	236,354
Newell Brands, Inc.	4,863	236,196
VF Corp.	3,552	218,412
Carnival Corp.	4,669	206,370
PACCAR, Inc.	3,732	193,579
Delphi Automotive plc	2,907	181,978
L Brands, Inc.	2,694	180,848
American Airlines Group, Inc.	6,156	174,276
Ulta Salon Cosmetics & Fragrance, Inc.*	665	162,020
Genuine Parts Co.	1,593	161,291
United Continental Holdings, Inc.*	3,575	146,718
WW Grainger, Inc.	601	136,577
Fastenal Co.	3,076	136,544
Marriott International, Inc. — Class A	2,030	134,914
Whirlpool Corp.	809	134,812
Starwood Hotels & Resorts Worldwide, Inc.	1,795	132,740
Tractor Supply Co.	1,421	129,567
Mohawk Industries, Inc.*	678	128,658
Advance Auto Parts, Inc.	783	126,556
Chipotle Mexican Grill, Inc. — Class A*	311	125,258

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 76.9% (continued)
Consumer, Cyclical - 7.7% (continued)
Coach, Inc.	2,960	$120,590
Royal Caribbean Cruises Ltd.	1,788	120,064
Mattel, Inc.	3,625	113,426
DR Horton, Inc.	3,515	110,652
Macy's, Inc.	3,284	110,375
LKQ Corp.*	3,266	103,532
CarMax, Inc.*	2,064	101,198
Hanesbrands, Inc.	4,020	101,023
Hasbro, Inc.	1,195	100,368
Michael Kors Holdings Ltd.*	1,879	92,973
Best Buy Company, Inc.	3,002	91,861
Lennar Corp. — Class A	1,953	90,033
Harley-Davidson, Inc.	1,928	87,338
Wyndham Worldwide Corp.	1,192	84,906
PVH Corp.	863	81,320
Foot Locker, Inc.	1,449	79,492
Wynn Resorts Ltd.	867	78,585
Under Armour, Inc. — Class A*	1,950	78,254
Darden Restaurants, Inc.	1,214	76,895
Alaska Air Group, Inc.	1,312	76,476
Kohl's Corp.	1,956	74,172
Leggett & Platt, Inc.	1,430	73,087
Goodyear Tire & Rubber Co.	2,832	72,669
Under Armour, Inc. — Class C*	1,960	71,355
Bed Bath & Beyond, Inc.	1,644	71,054
Tiffany & Co.	1,167	70,767
Signet Jewelers Ltd.	831	68,483
BorgWarner, Inc.	2,317	68,398
PulteGroup, Inc.	3,353	65,350
Staples, Inc.	6,882	59,323
Ralph Lauren Corp. — Class A	607	54,399
Harman International Industries, Inc.	751	53,937
Nordstrom, Inc.	1,367	52,014
The Gap, Inc.	2,415	51,246
AutoNation, Inc.*	758	35,611
Urban Outfitters, Inc.*	923	25,383
Total Consumer, Cyclical		19,383,235
Industrial - 7.4%
General Electric Co.	97,916	3,082,396
3M Co.	6,458	1,130,925
Honeywell International, Inc.	8,115	943,937
United Technologies Corp.	8,287	849,832
Boeing Co.	6,376	828,051
United Parcel Service, Inc. — Class B	7,352	791,957
Union Pacific Corp.	8,955	781,324
Lockheed Martin Corp.	2,788	691,898
Caterpillar, Inc.	6,217	471,311
Raytheon Co.	3,162	429,874
Northrop Grumman Corp.	1,921	427,000
General Dynamics Corp.	3,059	425,935
FedEx Corp.	2,658	403,431
Illinois Tool Works, Inc.	3,444	358,726
Emerson Electric Co.	6,850	357,296
Waste Management, Inc.	4,399	291,523
Eaton Corporation plc	4,877	291,303
Norfolk Southern Corp.	3,149	268,074
CSX Corp.	10,178	265,442
Deere & Co.	3,179	257,626
Corning, Inc.	11,450	234,496
TE Connectivity Ltd.	3,808	217,475
Tyco International plc	4,531	193,021
Cummins, Inc.	1,687	189,686
Amphenol Corp. — Class A	3,279	187,985
Roper Technologies, Inc.	1,078	183,864
Stanley Black & Decker, Inc.	1,598	177,730
Ingersoll-Rand plc	2,742	174,611
Vulcan Materials Co.	1,418	170,670
Rockwell Automation, Inc.	1,387	159,255
Parker-Hannifin Corp.	1,434	154,944
Agilent Technologies, Inc.	3,490	154,816
TransDigm Group, Inc.*	564	148,721
Ball Corp.	1,852	133,881
Martin Marietta Materials, Inc.	676	129,792
Republic Services, Inc. — Class A	2,527	129,660
Waters Corp.*	862	121,240
L-3 Communications Holdings, Inc.	819	120,139
Rockwell Collins, Inc.	1,386	118,004
Acuity Brands, Inc.	467	115,797
AMETEK, Inc.	2,485	114,882
Dover Corp.	1,652	114,517
CH Robinson Worldwide, Inc.	1,520	112,860
Pentair plc	1,924	112,150
Harris Corp.	1,328	110,808
Masco Corp.	3,543	109,620
Textron, Inc.	2,863	104,671
WestRock Co.	2,690	104,560
Kansas City Southern	1,150	103,604
Snap-on, Inc.	619	97,691
Sealed Air Corp.	2,099	96,491
Expeditors International of Washington, Inc.	1,939	95,089
Fortune Brands Home & Security, Inc.	1,633	94,665
Stericycle, Inc.*	904	94,124
Xylem, Inc.	1,905	85,058
J.B. Hunt Transport Services, Inc.	948	76,722
Fluor Corp.	1,483	73,083
Allegion plc	1,019	70,749
Jacobs Engineering Group, Inc.*	1,298	64,653
Flowserve Corp.	1,388	62,696
PerkinElmer, Inc.	1,161	60,860
Garmin Ltd.	1,249	52,983
FLIR Systems, Inc.	1,466	45,373
Ryder System, Inc.	572	34,972
Owens-Illinois, Inc.*	1,724	31,049
Total Industrial		18,687,578
Energy - 5.7%
Exxon Mobil Corp.	44,153	4,138,903
Chevron Corp.	20,068	2,103,728
Schlumberger Ltd.	14,796	1,170,067
Occidental Petroleum Corp.	8,132	614,454
ConocoPhillips	13,186	574,910
EOG Resources, Inc.	5,859	488,757
Halliburton Co.	9,150	414,404
Phillips 66	4,981	395,192

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 76.9% (continued)
Energy - 5.7% (continued)
Kinder Morgan, Inc.	19,485	$364,760
Anadarko Petroleum Corp.	5,435	289,413
Spectra Energy Corp.	7,286	266,886
Pioneer Natural Resources Co.	1,742	263,408
Valero Energy Corp.	5,003	255,153
Apache Corp.	4,031	224,406
Marathon Petroleum Corp.	5,642	214,170
Baker Hughes, Inc.	4,663	210,441
Devon Energy Corp.	5,580	202,275
Hess Corp.	2,807	168,701
Concho Resources, Inc.*	1,388	165,547
Noble Energy, Inc.	4,563	163,675
Williams Companies, Inc.	7,273	157,315
Equities Corp.	1,839	142,393
Marathon Oil Corp.	9,026	135,480
National Oilwell Varco, Inc.	4,015	135,105
Cabot Oil & Gas Corp. — Class A	4,951	127,439
Cimarex Energy Co.	1,010	120,513
Columbia Pipeline Group, Inc.	4,258	108,536
ONEOK, Inc.	2,237	106,146
Tesoro Corp.	1,278	95,748
Newfield Exploration Co.*	2,095	92,557
Range Resources Corp.	1,807	77,954
Helmerich & Payne, Inc.	1,150	77,200
FMC Technologies, Inc.*	2,410	64,275
Murphy Oil Corp.	1,724	54,737
Southwestern Energy Co.*	4,083	51,364
Transocean Ltd.	3,655	43,458
First Solar, Inc.*	817	39,608
Chesapeake Energy Corp.*	6,227	26,652
Diamond Offshore Drilling, Inc.	686	16,690
Total Energy		14,362,420
Utilities - 2.8%
NextEra Energy, Inc.	4,914	640,786
Duke Energy Corp.	7,336	629,355
Southern Co.	9,994	535,978
Dominion Resources, Inc.	6,562	511,378
American Electric Power Company, Inc.	5,232	366,711
Exelon Corp.	9,815	356,873
PG&E Corp.	5,282	337,625
Sempra Energy	2,524	287,786
PPL Corp.	7,208	272,102
Edison International	3,469	269,437
Consolidated Edison, Inc.	3,239	260,545
Public Service Enterprise Group, Inc.	5,387	251,088
Xcel Energy, Inc.	5,409	242,215
WEC Energy Group, Inc.	3,361	219,473
Eversource Energy	3,378	202,342
DTE Energy Co.	1,911	189,418
American Water Works Company, Inc.	1,892	159,893
FirstEnergy Corp.	4,522	157,863
Entergy Corp.	1,903	154,809
Ameren Corp.	2,584	138,451
CMS Energy Corp.	2,972	136,296
SCANA Corp.	1,522	115,155
CenterPoint Energy, Inc.	4,585	110,040
Alliant Energy Corp.	2,418	95,995
Pinnacle West Capital Corp.	1,183	95,894
NiSource, Inc.	3,424	90,804
AES Corp.	7,017	87,573
NRG Energy, Inc.	3,353	50,261
Total Utilities		6,966,146
Basic Materials - 1.9%
EI du Pont de Nemours & Co.	9,301	602,704
Dow Chemical Co.	11,956	594,333
Monsanto Co.	4,652	481,063
Praxair, Inc.	3,038	341,441
Ecolab, Inc.	2,811	333,384
PPG Industries, Inc.	2,833	295,057
Air Products & Chemicals, Inc.	2,071	294,165
LyondellBasell Industries N.V. — Class A	3,635	270,516
Sherwin-Williams Co.	837	245,802
Newmont Mining Corp.	5,649	220,989
International Paper Co.	4,378	185,540
Nucor Corp.	3,385	167,253
Freeport-McMoRan, Inc.	13,333	148,530
Alcoa, Inc.	14,003	129,808
Eastman Chemical Co.	1,583	107,486
International Flavors & Fragrances, Inc.	849	107,033
Mosaic Co.	3,725	97,521
Albemarle Corp.	1,196	94,855
FMC Corp.	1,424	65,945
CF Industries Holdings, Inc.	2,482	59,816
Total Basic Materials		4,843,241
Diversified - 0.0%
Leucadia National Corp.	3,549	61,504
Total Common Stocks
(Cost $155,447,373)		193,767,522

	Face Amount
FEDERAL AGENCY NOTES†† - 6.0%
Federal Farm Credit Bank[1]
0.59% due 08/21/17[2]	$10,000,000	9,999,900
0.46% due 08/01/17[2]	5,000,000	4,995,335
Total Federal Farm Credit Bank		14,995,235
Total Federal Agency Notes
(Cost $14,998,788)		14,995,235

S&P 500® Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 3.2%
Farmer Mac[1]
0.66% due 12/09/16	$8,000,000	$7,985,688
Total Federal Agency Discount Notes
(Cost $7,976,387)		7,985,688
REPURCHASE AGREEMENTS††,3 - 9.3%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	11,277,833	11,277,833
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	9,588,074	9,588,074
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[4]	2,621,222	2,621,222
Total Repurchase Agreements
(Cost $23,487,129)		23,487,129
Total Investments - 95.4%
(Cost $201,909,677)		$240,235,574
Other Assets & Liabilities, net - 4.6%		11,587,475
Total Net Assets - 100.0%		$251,823,049

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
September 2016 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $19,418,400)	186	$278,946

	Units
OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International July 2016 S&P 500 Index Swap 0.44%[5], Terminating 07/26/16 (Notional Value $18,852,237)	8,982	$449,433
Barclays Bank plc July 2016 S&P 500 Index Swap 0.44%[5], Terminating 07/29/16 (Notional Value $18,401,419)	8,767	245,955
Credit Suisse Capital, LLC July 2016 S&P 500 Index Swap 0.45%[5], Terminating 07/26/16 (Notional Value $820,105)	391	38,641
(Total Notional Value $38,073,761)		$734,029

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[2]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as equity index swap collateral at June 30, 2016.
[5]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016 plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$193,767,522	$—	$—	$—	$—	$193,767,522
Equity Futures Contracts	—	278,946	—	—	—	278,946
Equity Index Swap Agreements	—	—	—	734,029	—	734,029
Federal Agency Discount Notes	—	—	7,985,688	—	—	7,985,688
Federal Agency Notes	—	—	14,995,235	—	—	14,995,235
Repurchase Agreements	—	—	23,487,129	—	—	23,487,129
Total	$193,767,522	$278,946	$46,468,052	$734,029	$—	$241,248,549

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.5%
Consumer, Non-cyclical - 25.0%
ABIOMED, Inc.*	29,559	$3,230,503
Post Holdings, Inc.*	33,800	2,794,923
MarketAxess Holdings, Inc.	17,977	2,613,856
Amsurg Corp. — Class A*	27,720	2,149,409
Sprouts Farmers Market, Inc.*	79,880	1,829,252
Prestige Brands Holdings, Inc.*	28,490	1,578,346
WhiteWave Foods Co. — Class A*	33,547	1,574,696
Helen of Troy Ltd.*	14,500	1,491,180
Align Technology, Inc.*	18,160	1,462,788
United Therapeutics Corp.*	11,841	1,254,199
PAREXEL International Corp.*	18,229	1,146,240
Service Corporation International	42,320	1,144,333
MEDNAX, Inc.*	15,610	1,130,632
CEB, Inc.	17,828	1,099,631
VCA, Inc.*	15,590	1,054,040
Gartner, Inc.*	9,835	958,027
Rollins, Inc.	28,031	820,467
Akorn, Inc.*	25,983	740,126
Flowers Foods, Inc.	37,665	706,219
Bio-Techne Corp.	6,220	701,429
STERIS plc	10,190	700,563
Charles River Laboratories International, Inc.*	8,091	667,022
LivaNova plc*	10,453	525,054
Total Consumer, Non-cyclical		31,372,935
Technology - 23.5%
Convergys Corp.	108,475	2,711,875
Ultimate Software Group, Inc.*	10,966	2,306,039
j2 Global, Inc.	30,994	1,957,891
ACI Worldwide, Inc.*	99,705	1,945,244
Manhattan Associates, Inc.*	27,690	1,775,760
Fortinet, Inc.*	56,047	1,770,525
Synaptics, Inc.*	32,255	1,733,706
MAXIMUS, Inc.	29,844	1,652,462
Fair Isaac Corp.	14,441	1,631,977
Tyler Technologies, Inc.*	9,760	1,627,090
Integrated Device Technology, Inc.*	76,554	1,541,032
MSCI, Inc. — Class A	18,005	1,388,546
IPG Photonics Corp.*	16,620	1,329,600
Microsemi Corp.*	39,500	1,290,860
Jack Henry & Associates, Inc.	13,660	1,192,108
DST Systems, Inc.	8,690	1,011,777
Broadridge Financial Solutions, Inc.	15,300	997,560
CDK Global, Inc.	16,838	934,341
Cadence Design Systems, Inc.*	36,152	878,494
Total Technology		29,676,887
Financial - 20.6%
Alexander & Baldwin, Inc.	73,660	2,662,072
WisdomTree Investments, Inc.	210,780	2,063,536
Old Republic International Corp.	106,690	2,058,050
Equity One, Inc.	56,604	1,821,516
PrivateBancorp, Inc. — Class A	40,940	1,802,589
Lamar Advertising Co. — Class A	26,595	1,763,249
SEI Investments Co.	31,644	1,522,393
Education Realty Trust, Inc.	32,800	1,513,392
Bank of the Ozarks, Inc.	39,947	1,498,811
Signature Bank*	11,576	1,446,074
Weingarten Realty Investors	34,280	1,399,310
First Horizon National Corp.	81,735	1,126,308
Communications Sales & Leasing, Inc.	36,370	1,051,093
CBOE Holdings, Inc.	14,724	980,913
SVB Financial Group*	9,950	946,842
Healthcare Realty Trust, Inc.	25,670	898,193
Sovran Self Storage, Inc.	7,777	815,963
Jones Lang LaSalle, Inc.	6,460	629,527
Total Financial		25,999,831
Consumer, Cyclical - 17.7%
Skechers U.S.A., Inc. — Class A*	109,907	3,266,436
NVR, Inc.*	1,400	2,492,476
Vista Outdoor, Inc.*	44,415	2,119,928
Churchill Downs, Inc.	14,100	1,781,676
Tempur Sealy International, Inc.*	31,580	1,747,006
Pool Corp.	16,150	1,518,585
Wendy's Co.	130,023	1,250,820
Toll Brothers, Inc.*	43,940	1,182,425
JetBlue Airways Corp.*	62,289	1,031,506
Domino's Pizza, Inc.	6,975	916,376
Buffalo Wild Wings, Inc.*	6,595	916,375
Toro Co.	10,295	908,019
Carter's, Inc.	8,454	900,097
Restoration Hardware Holdings, Inc.*	30,620	878,182
Panera Bread Co. — Class A*	4,100	868,954
Dunkin' Brands Group, Inc.	13,535	590,397
Total Consumer, Cyclical		22,369,258
Communications - 6.6%
WebMD Health Corp. — Class A*	52,640	3,058,910
ARRIS International plc*	90,398	1,894,742
AMC Networks, Inc. — Class A*	25,865	1,562,763
Ciena Corp.*	50,760	951,750
FactSet Research Systems, Inc.	5,480	884,582
Total Communications		8,352,747
Industrial - 6.1%
AO Smith Corp.	20,200	1,779,822
Lennox International, Inc.	10,880	1,551,488
Packaging Corporation of America	19,717	1,319,659
Eagle Materials, Inc.	16,941	1,306,998
Zebra Technologies Corp. — Class A*	19,432	973,543
Cognex Corp.	17,340	747,354
Total Industrial		7,678,864
Total Common Stocks
(Cost $115,685,444)		125,450,522

S&P MidCap 400® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
REPURCHASE AGREEMENTS††,1 - 0.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$405,229	$405,229
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	344,514	344,514
Total Repurchase Agreements
(Cost $749,743)		749,743
Total Investments - 100.1%
(Cost $116,435,187)		$126,200,265
Other Assets & Liabilities, net - (0.1)%		(77,063)
Total Net Assets - 100.0%		$126,123,202

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$125,450,522	$—	$—	$125,450,522
Repurchase Agreements	—	749,743	—	749,743
Total	$125,450,522	$749,743	$—	$126,200,265

For the period ended June 30, 2016, there were no transfers between levels.

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 97.3%
Industrial - 22.2%
Joy Global, Inc.	66,318	$1,401,963
Arrow Electronics, Inc.*	12,719	787,306
Tech Data Corp.*	10,951	786,829
Terex Corp.	38,285	777,568
Triumph Group, Inc.	19,488	691,824
Avnet, Inc.	15,853	642,205
AECOM*	16,511	524,554
Greif, Inc. — Class A	13,661	509,145
KLX, Inc.*	15,651	485,181
Vishay Intertechnology, Inc.	37,361	462,903
Oshkosh Corp.	8,676	413,932
Jabil Circuit, Inc.	20,815	384,453
AGCO Corp.	8,048	379,302
Trinity Industries, Inc.	19,592	363,823
EMCOR Group, Inc.	6,260	308,368
Granite Construction, Inc.	4,650	211,808
Regal Beloit Corp.	3,554	195,648
GATX Corp.	4,120	181,156
Total Industrial		9,507,968
Consumer, Cyclical - 14.7%
KB Home	61,684	938,214
Ingram Micro, Inc. — Class A	21,836	759,456
World Fuel Services Corp.	14,504	688,795
CST Brands, Inc.	11,965	515,452
GameStop Corp. — Class A	19,120	508,210
Big Lots, Inc.	7,576	379,633
Fossil Group, Inc.*	10,431	297,596
Dana Holding Corp.	26,446	279,270
Abercrombie & Fitch Co. — Class A	15,271	271,976
Dick's Sporting Goods, Inc.	5,989	269,864
Ascena Retail Group, Inc.*	37,026	258,812
J.C. Penney Company, Inc.*	27,294	242,371
Deckers Outdoor Corp.*	4,118	236,867
Office Depot, Inc.*	64,972	215,057
Cabela's, Inc.*	3,946	197,537
Guess?, Inc.	12,957	195,003
Total Consumer, Cyclical		6,254,113
Financial - 14.7%
Reinsurance Group of America, Inc. — Class A	6,658	645,759
Endurance Specialty Holdings Ltd.	6,086	408,736
Hanover Insurance Group, Inc.	4,776	404,144
Aspen Insurance Holdings Ltd.	8,710	403,970
CNO Financial Group, Inc.	22,649	395,452
Senior Housing Properties Trust	16,638	346,570
Everest Re Group Ltd.	1,788	326,614
Hancock Holding Co.	12,195	318,410
Alleghany Corp.*	577	317,108
Kemper Corp.	9,784	303,109
First American Financial Corp.	6,692	269,152
WR Berkley Corp.	4,453	266,824
Genworth Financial, Inc. — Class A*	94,578	244,011
First Niagara Financial Group, Inc.	23,143	225,413
Umpqua Holdings Corp.	12,738	197,056
Trustmark Corp.	7,903	196,390
Associated Banc-Corp.	10,847	186,026
FirstMerit Corp.	8,884	180,079
Prosperity Bancshares, Inc.	3,488	177,853
Stifel Financial Corp.*	4,950	155,678
International Bancshares Corp.	5,365	139,973
TCF Financial Corp.	10,378	131,282
Total Financial		6,239,609
Basic Materials - 12.7%
United States Steel Corp.	64,914	1,094,449
Reliance Steel & Aluminum Co.	11,445	880,121
Commercial Metals Co.	48,952	827,289
Allegheny Technologies, Inc.	55,599	708,887
Steel Dynamics, Inc.	24,308	595,546
Domtar Corp.	16,504	577,805
Olin Corp.	10,718	266,235
Worthington Industries, Inc.	5,816	246,017
Carpenter Technology Corp.	7,004	230,642
Total Basic Materials		5,426,991
Consumer, Non-cyclical - 11.3%
United Natural Foods, Inc.*	15,484	724,651
Aaron's, Inc.	20,676	452,598
Owens & Minor, Inc.	12,069	451,139
Community Health Systems, Inc.*	33,895	408,435
DeVry Education Group, Inc.	20,792	370,929
ManpowerGroup, Inc.	5,504	354,127
RR Donnelley & Sons Co.	20,873	353,171
Tenet Healthcare Corp.*	12,760	352,686
Graham Holdings Co. — Class B	716	350,511
LifePoint Health, Inc.*	5,223	341,428
Dean Foods Co.	18,414	333,109
FTI Consulting, Inc.*	7,676	312,260
Total Consumer, Non-cyclical		4,805,044
Energy - 9.3%
WPX Energy, Inc.*	75,120	699,367
CONSOL Energy, Inc.	33,440	538,050
SM Energy Co.	19,594	529,038
Murphy USA, Inc.*	6,807	504,807
Patterson-UTI Energy, Inc.	18,254	389,175
Noble Corporation plc	37,024	305,078
Oil States International, Inc.*	8,008	263,303
NOW, Inc.*	11,942	216,628
Western Refining, Inc.	9,346	192,808
HollyFrontier Corp.	7,222	171,667
Rowan Companies plc — Class A	9,403	166,057
Total Energy		3,975,978
Utilities - 6.3%
Talen Energy Corp.*	95,956	1,300,204
MDU Resources Group, Inc.	20,665	495,960
Great Plains Energy, Inc.	8,660	263,264
PNM Resources, Inc.	6,193	219,480
ONE Gas, Inc.	2,952	196,574
Hawaiian Electric Industries, Inc.	5,723	187,657
Total Utilities		2,663,139
Technology - 4.4%
Computer Sciences Corp.	16,535	820,963

S&P MidCap 400® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 97.3% (continued)
Technology - 4.4% (continued)
SYNNEX Corp.	4,822	$457,222
3D Systems Corp.*	26,722	365,824
Lexmark International, Inc. — Class A	5,573	210,381
Total Technology		1,854,390
Communications - 1.7%
Telephone & Data Systems, Inc.	24,356	722,399
Total Common Stocks
(Cost $38,324,391)		41,449,631

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.5%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$107,168	107,168
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	91,110	91,110
Total Repurchase Agreements
(Cost $198,278)		198,278
Total Investments - 97.8%
(Cost $38,522,669)		$41,647,909
Other Assets & Liabilities, net - 2.2%		938,778
Total Net Assets - 100.0%		$42,586,687

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$41,449,631	$—	$—	$41,449,631
Repurchase Agreements	—	198,278	—	198,278
Total	$41,449,631	$198,278	$—	$41,647,909

For the period ended June 30, 2016, there were no transfers between levels.

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Consumer, Non-cyclical - 33.7%
Ligand Pharmaceuticals, Inc. — Class B*	6,484	$773,347
Supernus Pharmaceuticals, Inc.*	34,652	705,860
AMN Healthcare Services, Inc.*	12,663	506,140
Depomed, Inc.*	24,688	484,379
LendingTree, Inc.*	5,084	449,070
NuVasive, Inc.*	7,049	420,967
Masimo Corp.*	7,779	408,515
MiMedx Group, Inc.*	48,873	390,007
Cross Country Healthcare, Inc.*	27,509	382,925
NutriSystem, Inc.	14,918	378,320
Zeltiq Aesthetics, Inc.*	13,515	369,365
On Assignment, Inc.*	9,510	351,394
Almost Family, Inc.*	8,062	343,522
Cynosure, Inc. — Class A*	6,816	331,564
Vascular Solutions, Inc.*	7,909	329,489
Cambrex Corp.*	6,202	320,830
Cantel Medical Corp.	4,383	301,244
Cal-Maine Foods, Inc.	6,763	299,736
Repligen Corp.*	10,947	299,510
Surgical Care Affiliates, Inc.*	6,230	296,984
Emergent BioSolutions, Inc.*	10,220	287,386
Calavo Growers, Inc.	4,079	273,293
TrueBlue, Inc.*	14,212	268,891
Neogen Corp.*	4,612	259,425
US Physical Therapy, Inc.	4,129	248,607
B&G Foods, Inc.	5,054	243,603
Lannett Company, Inc.*	10,209	242,872
LHC Group, Inc.*	5,506	238,300
Nektar Therapeutics*	16,456	234,169
Merit Medical Systems, Inc.*	11,634	230,702
Albany Molecular Research, Inc.*	16,645	223,709
Natus Medical, Inc.*	5,899	222,982
SurModics, Inc.*	9,065	212,846
Matthews International Corp. — Class A	3,709	206,369
Monro Muffler Brake, Inc.	3,122	198,434
Heidrick & Struggles International, Inc.	11,586	195,572
Chemed Corp.	1,388	189,198
Healthcare Services Group, Inc.	4,357	180,293
Luminex Corp.*	8,828	178,590
WD-40 Co.	1,464	171,947
Integra LifeSciences Holdings Corp.*	2,114	168,655
Korn/Ferry International	7,206	149,164
CorVel Corp.*	3,439	148,496
Impax Laboratories, Inc.*	3,663	105,568
Acorda Therapeutics, Inc.*	3,565	90,925
Phibro Animal Health Corp. — Class A	3,219	60,067
Total Consumer, Non-cyclical		13,373,231
Financial - 20.2%
CoreSite Realty Corp.	6,435	570,720
First Midwest Bancorp, Inc.	26,990	473,944
Opus Bank	13,706	463,263
Home BancShares, Inc.	19,217	380,304
Ameris Bancorp	12,384	367,805
Universal Insurance Holdings, Inc.	19,357	359,653
Walker & Dunlop, Inc.*	14,664	334,046
Talmer Bancorp, Inc. — Class A	17,354	332,676
Employers Holdings, Inc.	11,443	332,076
Hanmi Financial Corp.	12,796	300,578
BofI Holding, Inc.*	16,731	296,306
Pinnacle Financial Partners, Inc.	5,969	291,586
Acadia Realty Trust	8,186	290,767
Simmons First National Corp. — Class A	6,161	284,546
Four Corners Property Trust, Inc.	13,456	277,059
Bank Mutual Corp.	33,252	255,375
Northfield Bancorp, Inc.	16,286	241,521
ServisFirst Bancshares, Inc.	4,814	237,763
AMERISAFE, Inc.	3,862	236,432
Evercore Partners, Inc. — Class A	5,099	225,325
LegacyTexas Financial Group, Inc.	7,856	211,405
HFF, Inc. — Class A	7,230	208,802
RLI Corp.	2,835	194,991
BBCN Bancorp, Inc.	12,205	182,099
Banner Corp.	3,942	167,693
Financial Engines, Inc.	6,373	164,870
Retail Opportunity Investments Corp.	7,452	161,485
First Financial Bankshares, Inc.	4,884	160,146
Total Financial		8,003,236
Industrial - 18.9%
Fabrinet*	16,350	606,912
TASER International, Inc.*	21,302	529,994
PGT, Inc.*	50,187	516,927
Dycom Industries, Inc.*	5,399	484,615
Headwaters, Inc.*	24,489	439,333
US Concrete, Inc.*	6,842	416,746
Universal Forest Products, Inc.	4,306	399,124
Drew Industries, Inc.	4,406	373,805
II-VI, Inc.*	17,717	332,371
Lydall, Inc.*	8,570	330,459
Griffon Corp.	19,304	325,465
AZZ, Inc.	5,176	310,456
John Bean Technologies Corp.	4,496	275,245
US Ecology, Inc.	5,976	274,597
Comfort Systems USA, Inc.	8,113	264,240
Methode Electronics, Inc.	6,612	226,329
Sturm Ruger & Company, Inc.	3,174	203,168
Exponent, Inc.	3,437	200,755
Trex Company, Inc.*	4,370	196,300
AAON, Inc.	6,838	188,113
Apogee Enterprises, Inc.	4,024	186,512
Proto Labs, Inc.*	2,869	165,140
Matson, Inc.	4,711	152,118
OSI Systems, Inc.*	1,777	103,297
Total Industrial		7,502,021
Technology - 9.9%
Cirrus Logic, Inc.*	12,808	496,822
Ebix, Inc.	8,566	410,312

S&P SmallCap 600® Pure Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6% (continued)
Technology - 9.9% (continued)
Take-Two Interactive Software, Inc.*	9,001	$341,318
Blackbaud, Inc.	4,899	332,642
ExlService Holdings, Inc.*	5,819	304,974
Monolithic Power Systems, Inc.	4,113	281,000
Kopin Corp.*	121,708	270,192
Tessera Technologies, Inc.	7,736	237,031
Medidata Solutions, Inc.*	4,981	233,459
Synchronoss Technologies, Inc.*	5,804	184,915
CEVA, Inc.*	6,694	181,876
Cray, Inc.*	6,009	179,789
Rambus, Inc.*	13,991	169,011
Omnicell, Inc.*	4,838	165,605
Virtusa Corp.*	5,245	151,476
Total Technology		3,940,422
Consumer, Cyclical - 9.2%
Installed Building Products, Inc.*	14,786	536,584
Meritage Homes Corp.*	14,100	529,314
Lithia Motors, Inc. — Class A	3,726	264,807
American Woodmark Corp.*	3,933	261,073
Allegiant Travel Co. — Class A	1,587	240,430
Monarch Casino & Resort, Inc.*	10,942	240,395
Papa John's International, Inc.	3,304	224,672
Hawaiian Holdings, Inc.*	5,732	217,587
Ruth's Hospitality Group, Inc.	12,363	197,190
Popeyes Louisiana Kitchen, Inc.*	3,399	185,721
Boyd Gaming Corp.*	9,959	183,246
Interface, Inc. — Class A	11,916	181,719
Gentherm, Inc.*	5,088	174,264
Francesca's Holdings Corp.*	12,107	133,782
Sonic Corp.	3,396	91,862
Total Consumer, Cyclical		3,662,646
Communications - 4.8%
LogMeIn, Inc.*	6,825	432,909
8x8, Inc.*	21,603	315,620
Stamps.com, Inc.*	3,587	313,576
World Wrestling Entertainment, Inc. — Class A	13,823	254,481
NIC, Inc.	9,786	214,705
HealthStream, Inc.*	7,029	186,409
Blue Nile, Inc.	4,492	122,991
General Communication, Inc. — Class A*	5,180	81,844
Total Communications		1,922,535
Basic Materials - 1.9%
Balchem Corp.	4,232	252,439
Innospec, Inc.	4,366	200,792
Deltic Timber Corp.	2,546	170,913
Aceto Corp.	6,681	146,247
Total Basic Materials		770,391
Energy - 0.5%
Synergy Resources Corp.*	29,145	194,106
Utilities - 0.5%
Piedmont Natural Gas Company, Inc.	3,216	193,346
Total Common Stocks
(Cost $35,871,245)		39,561,934

	Face Amount
REPURCHASE AGREEMENTS††,1 - 2.3%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$485,864	485,864
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	413,067	413,067
Total Repurchase Agreements
(Cost $898,931)		898,931
Total Investments - 101.9%
(Cost $36,770,176)		$40,460,865
Other Assets & Liabilities, net - (1.9)%		(737,384)
Total Net Assets - 100.0%		$39,723,481

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$39,561,934	$—	$—	$39,561,934
Repurchase Agreements	—	898,931	—	898,931
Total	$39,561,934	$898,931	$—	$40,460,865

For the period ended June 30, 2016, there were no transfers between levels.

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 101.9%
Industrial - 26.8%
SPX Corp.*	23,222	$344,846
Orion Group Holdings, Inc.*	57,499	305,319
LSB Industries, Inc.*	25,179	304,162
Sanmina Corp.*	10,803	289,628
Chart Industries, Inc.*	11,123	268,398
Benchmark Electronics, Inc.*	11,792	249,401
MYR Group, Inc.*	9,926	239,018
TimkenSteel Corp.	24,768	238,268
Atlas Air Worldwide Holdings, Inc.*	5,379	222,798
Olympic Steel, Inc.	8,081	220,692
TTM Technologies, Inc.*	28,154	212,000
Roadrunner Transportation Systems, Inc.*	28,107	209,679
Bel Fuse, Inc. — Class B	11,737	208,684
Greenbrier Companies, Inc.	6,754	196,744
Celadon Group, Inc.	22,336	182,485
ArcBest Corp.	11,026	179,173
Plexus Corp.*	4,015	173,448
Saia, Inc.*	6,574	165,270
Briggs & Stratton Corp.	7,578	160,502
Powell Industries, Inc.	3,976	156,416
Hornbeck Offshore Services, Inc.*	17,775	148,243
SPX FLOW, Inc.*	5,208	135,773
Hub Group, Inc. — Class A*	3,460	132,760
Boise Cascade Co.*	5,062	116,173
Echo Global Logistics, Inc.*	5,176	116,046
AAR Corp.	4,455	103,980
Aegion Corp. — Class A*	4,417	86,176
Kaman Corp.	1,942	82,574
Marten Transport Ltd.	3,753	74,309
Astec Industries, Inc.	1,196	67,155
Applied Industrial Technologies, Inc.	1,291	58,276
Haynes International, Inc.	1,698	54,472
Tredegar Corp.	3,269	52,696
Tidewater, Inc.	11,229	49,520
Total Industrial		5,805,084
Consumer, Cyclical - 26.8%
EZCORP, Inc. — Class A*	46,919	354,707
SkyWest, Inc.	13,162	348,267
Barnes & Noble Education, Inc.*	25,134	255,109
Finish Line, Inc. — Class A	11,658	235,376
Big 5 Sporting Goods Corp.	25,225	233,836
Tuesday Morning Corp.*	29,057	203,980
Genesco, Inc.*	3,155	202,898
ScanSource, Inc.*	5,276	195,792
Veritiv Corp.*	4,829	181,474
Iconix Brand Group, Inc.*	26,797	181,148
Cash America International, Inc.	4,138	176,362
Perry Ellis International, Inc.*	8,258	166,151
Stage Stores, Inc.	33,906	165,461
Tailored Brands, Inc.	12,609	159,630
Barnes & Noble, Inc.	14,059	159,570
Essendant, Inc.	5,124	156,589
Ruby Tuesday, Inc.*	43,267	156,194
Fred's, Inc. — Class A	9,294	149,726
Anixter International, Inc.*	2,632	140,233
Zumiez, Inc.*	9,623	137,705
Superior Industries International, Inc.	4,968	133,043
Titan International, Inc.	20,877	129,437
Sonic Automotive, Inc. — Class A	7,112	121,686
Lumber Liquidators Holdings, Inc.*	7,827	120,692
Children's Place, Inc.	1,489	119,388
Stein Mart, Inc.	15,199	117,336
VOXX International Corp. — Class A*	41,786	116,583
Kirkland's, Inc.*	7,538	110,658
Group 1 Automotive, Inc.	2,025	99,954
Biglari Holdings, Inc.*	238	95,995
Caleres, Inc.	3,948	95,581
Arctic Cat, Inc.	5,310	90,270
Wolverine World Wide, Inc.	4,066	82,621
Vitamin Shoppe, Inc.*	2,450	74,897
Regis Corp.*	5,419	67,467
Vera Bradley, Inc.*	3,954	56,028
Unifi, Inc.*	1,979	53,888
Movado Group, Inc.	2,463	53,398
Express, Inc.*	3,660	53,107
Daktronics, Inc.	6,322	39,513
Total Consumer, Cyclical		5,791,750
Consumer, Non-cyclical - 16.4%
Seneca Foods Corp. — Class A*	10,048	363,838
SpartanNash Co.	11,119	340,019
Kelly Services, Inc. — Class A	17,294	328,067
Rent-A-Center, Inc.	22,948	281,801
Darling Ingredients, Inc.*	16,593	247,236
Magellan Health, Inc.*	3,497	229,998
Andersons, Inc.	6,268	222,765
ABM Industries, Inc.	5,374	196,044
Universal Corp.	2,808	162,134
Kindred Healthcare, Inc.	13,739	155,114
Central Garden & Pet Co. — Class A*	5,994	130,130
CDI Corp.	20,428	124,611
Sanderson Farms, Inc.	1,370	118,697
AngioDynamics, Inc.*	7,907	113,624
Select Medical Holdings Corp.*	10,367	112,689
Universal Technical Institute, Inc.	36,355	82,162
Green Dot Corp. — Class A*	3,453	79,384
Viad Corp.	2,215	68,665
PharMerica Corp.*	2,138	52,723
Invacare Corp.	4,249	51,540
Healthways, Inc.*	4,239	48,960
Central Garden & Pet Co.*	1,810	41,322
Total Consumer, Non-cyclical		3,551,523
Energy - 11.2%
Atwood Oceanics, Inc.	27,526	344,625
Archrock, Inc.	28,341	266,973
Exterran Corp.*	18,539	238,226
Green Plains, Inc.	10,152	200,197
Helix Energy Solutions Group, Inc.*	27,969	189,070

S&P SmallCap 600® Pure Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 101.9% (continued)
Energy - 11.2% (continued)
Newpark Resources, Inc.*	28,596	$165,571
Pioneer Energy Services Corp.*	34,486	158,636
SunCoke Energy, Inc.	26,116	151,995
Gulf Island Fabrication, Inc.	21,800	151,292
SEACOR Holdings, Inc.*	2,509	145,397
Era Group, Inc.*	15,367	144,450
Cloud Peak Energy, Inc.*	49,169	101,288
REX American Resources Corp.*	1,376	82,326
Bristow Group, Inc.	5,365	61,215
Basic Energy Services, Inc.*	15,397	25,867
Total Energy		2,427,128
Financial - 7.8%
Enova International, Inc.*	30,116	221,653
World Acceptance Corp.*	3,843	175,241
First BanCorp*	40,036	158,943
Piper Jaffray Cos.*	3,812	143,713
Calamos Asset Management, Inc. — Class A	18,088	132,223
International. FCStone, Inc.*	4,784	130,555
OFG Bancorp	15,299	126,982
Capstead Mortgage Corp.	10,201	98,950
Infinity Property & Casualty Corp.	1,214	97,921
Stewart Information Services Corp.	2,247	93,048
Navigators Group, Inc.	902	82,957
Horace Mann Educators Corp.	2,415	81,603
Encore Capital Group, Inc.*	3,247	76,402
American Equity Investment Life Holding Co.	4,019	57,271
Total Financial		1,677,462
Basic Materials - 6.8%
Century Aluminum Co.*	85,690	542,418
PH Glatfelter Co.	10,229	200,079
Chemours Co.	23,594	194,414
Materion Corp.	5,233	129,569
Clearwater Paper Corp.*	1,605	104,919
Innophos Holdings, Inc.	2,194	92,609
A. Schulman, Inc.	3,132	76,483
Stepan Co.	1,122	66,793
Intrepid Potash, Inc.*	37,397	53,852
Total Basic Materials		1,461,136
Technology - 3.1%
Insight Enterprises, Inc.*	7,389	192,114
ManTech International Corp. — Class A	3,385	128,020
Ciber, Inc.*	71,731	107,597
Kulicke & Soffa Industries, Inc.*	5,870	71,438
Engility Holdings, Inc.*	3,101	65,493
CACI International, Inc. — Class A*	695	62,835
Brooks Automation, Inc.	4,383	49,177
Total Technology		676,674
Communications - 3.0%
Iridium Communications, Inc.*	15,063	133,759
Black Box Corp.	8,041	105,177
FTD Companies, Inc.*	3,801	94,873
Comtech Telecommunications Corp.	5,986	76,860
Blucora, Inc.*	6,829	70,748
Scholastic Corp.	1,640	64,960
Gannett Company, Inc.	4,639	64,065
Sizmek, Inc.*	15,033	34,426
Total Communications		644,868
Total Common Stocks
(Cost $20,198,180)		22,035,625

	Face Amount
REPURCHASE AGREEMENTS††,1 - 0.7%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$81,220	81,220
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	69,051	69,051
Total Repurchase Agreements
(Cost $150,271)		150,271
Total Investments - 102.6%
(Cost $20,348,451)		$22,185,896
Other Assets & Liabilities, net - (2.6)%		(556,507)
Total Net Assets - 100.0%		$21,629,389

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$22,035,625	$—	$—	$22,035,625
Repurchase Agreements	—	150,271	—	150,271
Total	$22,035,625	$150,271	$—	$22,185,896

For the period ended June 30, 2016, there were no transfers between levels.

Strengthening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
MUTUAL FUNDS† - 9.0%
Guggenheim Strategy Fund I1	38,672	$963,312
Guggenheim Strategy Fund II1	38,774	961,990
Total Mutual Funds
(Cost $1,920,050)		1,925,302

	Face Amount
U.S. TREASURY BILLS†† - 2.3%
U.S. Treasury Bill
0.00% due 07/14/16[2]	$500,000	499,978
Total U.S. Treasury Bills
(Cost $499,961)		499,978

REPURCHASE AGREEMENTS††,3 - 81.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	9,214,628	9,214,628
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	7,834,000	7,834,000
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[4]	337,744	337,744
Total Repurchase Agreements
(Cost $17,386,372)		17,386,372
Total Investments - 93.0%
(Cost $19,806,383)		$19,811,652
Other Assets & Liabilities, net - 7.0%		1,492,647
Total Net Assets - 100.0%		$21,304,299

	Contracts	Unrealized Gain
CURRENCY FUTURES CONTRACTS PURCHASED†
September 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $39,844,150)	415	$926,452

Units
OTC CURRENCY INDEX SWAP AGREEMENTS††
Goldman Sachs International September 2016 U.S. Dollar Index Swap 0.66%[5], Terminating 09/14/16 (Notional Value $2,841,593)	29,627	$47,623

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Zero coupon rate security.
[3]	Repurchase Agreements — See Note 4.
[4]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2016.
[5]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$926,452	$—	$—	$—	$926,452
Currency Index Swap Agreements	—	—	—	47,623	—	47,623
Mutual Funds	1,925,302	—	—	—	—	1,925,302
Repurchase Agreements	—	—	17,386,372	—	—	17,386,372
U.S. Treasury Bills	—	—	499,978	—	—	499,978
Total	$1,925,302	$926,452	$17,886,350	$47,623	$—	$20,785,727

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.1%
Software - 23.6%
Microsoft Corp.	14,295	$731,475
Oracle Corp.	11,908	487,394
salesforce.com, Inc.*	3,312	263,006
Adobe Systems, Inc.*	2,608	249,820
Intuit, Inc.	1,996	222,774
NetEase, Inc. ADR	1,040	200,949
Activision Blizzard, Inc.	4,929	195,336
Fiserv, Inc.*	1,666	181,144
Fidelity National Information Services, Inc.	2,423	178,527
VMware, Inc. — Class A*	3,078	176,123
Paychex, Inc.	2,924	173,978
Electronic Arts, Inc.*	2,291	173,566
Check Point Software Technologies Ltd.*	1,830	145,814
Workday, Inc. — Class A*	1,810	135,153
CA, Inc.	4,073	133,717
SAP SE ADR	1,728	129,635
Red Hat, Inc.*	1,767	128,284
Citrix Systems, Inc.*	1,571	125,821
Autodesk, Inc.*	2,277	123,277
Akamai Technologies, Inc.*	2,055	114,937
ServiceNow, Inc.*	1,700	112,880
Ultimate Software Group, Inc.*	532	111,874
First Data Corp. — Class A*	10,105	111,863
ANSYS, Inc.*	1,200	108,900
CDK Global, Inc.	1,934	107,317
Jack Henry & Associates, Inc.	1,220	106,469
Broadridge Financial Solutions, Inc.	1,540	100,408
Tyler Technologies, Inc.*	580	96,692
NetSuite, Inc.*	1,240	90,272
SS&C Technologies Holdings, Inc.	3,050	85,644
Nuance Communications, Inc.*	4,840	75,649
PTC, Inc.*	1,943	73,018
Qlik Technologies, Inc.*	2,350	69,513
Tableau Software, Inc. — Class A*	1,420	69,466
j2 Global, Inc.	1,090	68,855
Aspen Technology, Inc.*	1,660	66,798
Take-Two Interactive Software, Inc.*	1,750	66,360
Proofpoint, Inc.*	1,040	65,614
Rackspace Hosting, Inc.*	2,763	57,636
Total Software		5,915,958
Internet - 18.2%
Alphabet, Inc. — Class A*	1,181	830,870
Facebook, Inc. — Class A*	5,743	656,309
Alibaba Group Holding Ltd. ADR*	3,700	294,261
Baidu, Inc. ADR*	1,416	233,852
Yahoo!, Inc.*	5,742	215,670
LinkedIn Corp. — Class A*	1,045	197,766
eBay, Inc.*	7,994	187,140
Expedia, Inc.	1,450	154,135
MercadoLibre, Inc.	1,063	149,532
Qihoo 360 Technology Company Ltd. ADR*	1,924	140,548
SINA Corp.*	2,597	134,706
58.com, Inc. ADR*	2,910	133,540
Yandex N.V. — Class A*	5,978	130,619
Symantec Corp.	6,151	126,342
Twitter, Inc.*	7,372	124,661
VeriSign, Inc.*	1,353	116,980
F5 Networks, Inc.*	938	106,782
CDW Corp.	2,368	94,909
Splunk, Inc.*	1,720	93,190
IAC/InterActiveCorp	1,460	82,198
Pandora Media, Inc.*	5,079	63,234
GrubHub, Inc.*	1,940	60,276
Yelp, Inc. — Class A*	1,940	58,898
FireEye, Inc.*	3,530	58,139
WebMD Health Corp. — Class A*	980	56,948
Stamps.com, Inc.*	530	46,333
Total Internet		4,547,838
Semiconductors - 17.6%
Intel Corp.	14,179	465,072
QUALCOMM, Inc.	6,020	322,492
Texas Instruments, Inc.	4,620	289,443
Broadcom Ltd.	1,526	237,140
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,257	190,351
Applied Materials, Inc.	7,853	188,236
NVIDIA Corp.	3,845	180,753
NXP Semiconductor N.V.*	2,197	172,113
Analog Devices, Inc.	2,680	151,795
Micron Technology, Inc.*	10,829	149,007
ARM Holdings plc ADR	3,190	145,177
ASML Holding N.V. — Class G	1,418	140,680
Lam Research Corp.	1,594	133,992
Marvell Technology Group Ltd.	13,337	127,102
Skyworks Solutions, Inc.	1,973	124,851
Xilinx, Inc.	2,665	122,936
KLA-Tencor Corp.	1,678	122,914
Linear Technology Corp.	2,566	119,396
Microchip Technology, Inc.	2,343	118,931
Maxim Integrated Products, Inc.	3,201	114,244
Qorvo, Inc.*	1,747	96,539
IPG Photonics Corp.*	1,000	80,000
Teradyne, Inc.	3,828	75,373
Microsemi Corp.*	2,121	69,314
ON Semiconductor Corp.*	7,789	68,699
Cypress Semiconductor Corp.	6,422	67,752
Cavium, Inc.*	1,560	60,216
Cirrus Logic, Inc.*	1,547	60,008
Integrated Device Technology, Inc.*	2,907	58,518
Cree, Inc.*	2,295	56,090
Synaptics, Inc.*	982	52,783
Ambarella, Inc.*	980	49,794
Total Semiconductors		4,411,711
Computers - 16.7%
Apple, Inc.	8,582	820,439
International Business Machines Corp.	2,898	439,857
EMC Corp.	9,649	262,163

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.1% (continued)
Computers - 16.7% (continued)
Cognizant Technology Solutions Corp. — Class A*	3,666	$209,841
Accenture plc — Class A	1,827	206,981
Hewlett Packard Enterprise Co.	10,865	198,504
HP, Inc.	13,235	166,099
Infosys Ltd. ADR	7,670	136,910
Western Digital Corp.	2,835	133,972
BlackBerry Ltd.*	18,405	123,498
Amdocs Ltd.	1,870	107,936
Synopsys, Inc.*	1,950	105,456
Seagate Technology plc	4,183	101,898
Cadence Design Systems, Inc.*	4,048	98,366
NetApp, Inc.	3,936	96,786
Computer Sciences Corp.	1,906	94,633
Fortinet, Inc.*	2,627	82,987
Manhattan Associates, Inc.*	1,280	82,086
DST Systems, Inc.	650	75,680
Brocade Communications Systems, Inc.	8,210	75,368
CSRA, Inc.	3,150	73,805
MAXIMUS, Inc.	1,310	72,535
Leidos Holdings, Inc.	1,500	71,805
EPAM Systems, Inc.*	1,080	69,455
NCR Corp.*	2,390	66,371
Teradata Corp.*	2,535	63,552
Lexmark International, Inc. — Class A	1,470	55,493
VeriFone Systems, Inc.*	2,780	51,541
3D Systems Corp.*	3,347	45,820
Total Computers		4,189,837
Commercial Services - 5.8%
PayPal Holdings, Inc.*	6,559	239,469
Automatic Data Processing, Inc.	2,599	238,769
FleetCor Technologies, Inc.*	1,020	145,992
Vantiv, Inc. — Class A*	2,170	122,822
Global Payments, Inc.	1,641	117,135
Total System Services, Inc.	2,143	113,815
Western Union Co.	5,914	113,431
Gartner, Inc.*	1,140	111,048
Sabre Corp.	3,737	100,114
Booz Allen Hamilton Holding Corp.	2,619	77,627
WEX, Inc.*	840	74,483
Total Commercial Services		1,454,705
Electronics - 5.0%
Corning, Inc.	8,449	173,035
Amphenol Corp. — Class A	2,661	152,555
TE Connectivity Ltd.	2,571	146,830
Arrow Electronics, Inc.*	1,426	88,270
Flextronics International Ltd.*	7,377	87,048
Trimble Navigation Ltd.*	3,534	86,088
FEI Co.	780	83,366
Avnet, Inc.	2,014	81,587
Keysight Technologies, Inc.*	2,778	80,812
FLIR Systems, Inc.	2,420	74,899
Jabil Circuit, Inc.	3,672	67,822
Fitbit, Inc. — Class A*	4,970	60,733
Tech Data Corp.*	823	59,133
Total Electronics		1,242,178
Telecommunications - 4.9%
Cisco Systems, Inc.	15,192	435,858
Nokia Oyj ADR	24,551	139,695
Palo Alto Networks, Inc.*	1,050	128,772
Motorola Solutions, Inc.	1,839	121,319
Juniper Networks, Inc.	4,713	105,996
CommScope Holding Company, Inc.*	2,778	86,201
Arista Networks, Inc.*	1,170	75,325
ARRIS International plc*	3,295	69,063
Ciena Corp.*	2,955	55,406
Total Telecommunications		1,217,635
Diversified Financial Services - 4.1%
Visa, Inc. — Class A	6,425	476,542
MasterCard, Inc. — Class A	3,977	350,215
Alliance Data Systems Corp.*	659	129,111
Ellie Mae, Inc.*	740	67,821
Total Diversified Financial Services		1,023,689
Auto Parts & Equipment - 0.7%
Mobileye N.V.*	3,946	182,069
Aerospace & Defense - 0.5%
Harris Corp.	1,490	124,326
Office & Business Equipment - 0.5%
Xerox Corp.	11,831	112,276
Media - 0.4%
FactSet Research Systems, Inc.	610	98,466
Energy-Alternate Sources - 0.3%
First Solar, Inc.*	1,741	84,404
Distribution & Wholesale - 0.3%
Ingram Micro, Inc. — Class A	2,372	82,498
Electrical Components & Equipment - 0.3%
Belden, Inc.	1,061	64,053
Machinery-Diversified - 0.2%
Zebra Technologies Corp. — Class A*	1,190	59,619
Total Common Stocks
(Cost $20,853,811)		24,811,262

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.9%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$217,157	217,157
Total Repurchase Agreement
(Cost $217,157)		217,157
Total Investments - 100.0%
(Cost $21,070,968)		$25,028,419
Other Assets & Liabilities, net - 0.0%		(4,932)
Total Net Assets - 100.0%		$25,023,487

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

Technology Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$24,811,262	$—	$—	$24,811,262
Repurchase Agreement	—	217,157	—	217,157
Total	$24,811,262	$217,157	$—	$25,028,419

For the period ended June 30, 2016, there were no transfers between levels.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.6%
Telecommunications - 79.2%
AT&T, Inc.	122,649	$5,299,664
Verizon Communications, Inc.	86,731	4,843,059
Cisco Systems, Inc.	131,986	3,786,678
T-Mobile US, Inc.*	44,666	1,932,699
Sprint Corp.*	333,176	1,509,287
Level 3 Communications, Inc.*	26,780	1,378,902
CenturyLink, Inc.	44,314	1,285,549
Motorola Solutions, Inc.	16,110	1,062,776
Palo Alto Networks, Inc.*	8,271	1,014,355
Juniper Networks, Inc.	41,054	923,304
Zayo Group Holdings, Inc.*	29,988	837,565
Vodafone Group plc ADR	26,624	822,415
America Movil SAB de CV — Class L ADR	63,539	778,988
CommScope Holding Company, Inc.*	24,333	755,053
Frontier Communications Corp.	150,269	742,329
China Mobile Ltd. ADR	12,409	718,481
Nokia Oyj ADR	123,632	703,466
Telefonica Brasil S.A. ADR	48,967	665,951
BCE, Inc.	13,074	618,531
EchoStar Corp. — Class A*	15,576	618,368
Arista Networks, Inc.*	9,576	616,503
ARRIS International plc*	28,617	599,812
ViaSat, Inc.*	8,274	590,764
Telephone & Data Systems, Inc.	19,833	588,247
SK Telecom Company Ltd. ADR	28,080	587,434
TIM Participacoes S.A. ADR	54,205	571,863
Ubiquiti Networks, Inc.*	14,641	566,021
Telefonaktiebolaget LM Ericsson ADR	73,437	563,996
Chunghwa Telecom Company Ltd. ADR	14,890	540,507
Rogers Communications, Inc. — Class B	13,164	531,826
Telefonica S.A. ADR	54,484	516,508
Ciena Corp.*	25,917	485,944
Finisar Corp.*	24,457	428,242
InterDigital, Inc.	7,566	421,275
NETGEAR, Inc.*	8,181	388,925
Infinera Corp.*	34,206	385,844
Viavi Solutions, Inc.*	57,234	379,461
Consolidated Communications Holdings, Inc.	13,838	376,947
Plantronics, Inc.	8,519	374,836
ADTRAN, Inc.	16,315	304,275
Iridium Communications, Inc.*	33,971	301,662
Windstream Holdings, Inc.	32,418	300,515
Polycom, Inc.*	20,551	231,199
Total Telecommunications		40,950,026
Semiconductors - 5.4%
QUALCOMM, Inc.	52,284	2,800,853
Computers - 3.9%
Brocade Communications Systems, Inc.	71,325	654,764
BlackBerry Ltd.*	76,288	511,892
NetScout Systems, Inc.*	20,379	453,433
Lumentum Holdings, Inc.*	14,974	362,371
Total Computers		1,982,460
REITs - 3.7%
Crown Castle International Corp.	18,884	1,915,404
Internet - 3.1%
F5 Networks, Inc.*	7,414	844,010
Cogent Communications Holdings, Inc.	10,137	406,088
8x8, Inc.*	25,112	366,886
Total Internet		1,616,984
Engineering & Construction - 2.3%
SBA Communications Corp. — Class A*	11,118	1,200,077
Aerospace & Defense - 2.0%
Harris Corp.	12,350	1,030,484
Total Common Stocks
(Cost $48,590,827)		51,496,288

RIGHTS††† - 0.0%
Leap Wireless International, Inc.
Expires 03/06/17	1,848	–
Total Rights
(Cost $4,327)		–

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.6%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$323,430	323,430
Total Repurchase Agreement
(Cost $323,430)		323,430
Total Investments - 100.2%
(Cost $48,918,584)		$51,819,718
Other Assets & Liabilities, net - (0.2)%		(79,234)
Total Net Assets - 100.0%		$51,740,484

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

Telecommunications Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$51,496,288	$—	$—	$51,496,288
Repurchase Agreement	—	323,430	—	323,430
Rights	—	—	—	—
Total	$51,496,288	$323,430	$—	$51,819,718

For the period ended June 30, 2016, there were no transfers between levels.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.2%
Transportation - 40.6%
United Parcel Service, Inc. — Class B	8,238	$887,397
Union Pacific Corp.	8,879	774,692
FedEx Corp.	3,626	550,354
Norfolk Southern Corp.	5,296	450,848
CSX Corp.	17,113	446,307
CH Robinson Worldwide, Inc.	4,006	297,446
Canadian Pacific Railway Ltd.	2,237	288,103
Kansas City Southern	3,193	287,657
J.B. Hunt Transport Services, Inc.	3,399	275,081
Expeditors International of Washington, Inc.	5,519	270,652
Canadian National Railway Co.	3,660	216,160
Old Dominion Freight Line, Inc.*	3,418	206,140
Genesee & Wyoming, Inc. — Class A*	2,761	162,761
Ryder System, Inc.	2,630	160,798
Kirby Corp.*	2,530	157,847
XPO Logistics, Inc.*	5,982	157,087
Landstar System, Inc.	2,276	156,270
Knight Transportation, Inc.	4,979	132,342
Swift Transportation Co. — Class A*	8,112	125,006
Werner Enterprises, Inc.	4,977	114,322
Heartland Express, Inc.	6,152	106,983
Matson, Inc.	3,265	105,427
Forward Air Corp.	2,360	105,091
Hub Group, Inc. — Class A*	2,694	103,369
Atlas Air Worldwide Holdings, Inc.*	2,203	91,248
Echo Global Logistics, Inc.*	3,238	72,596
Total Transportation		6,701,984
Airlines - 18.2%
Delta Air Lines, Inc.	13,134	478,472
Southwest Airlines Co.	11,616	455,463
American Airlines Group, Inc.	13,031	368,908
United Continental Holdings, Inc.*	8,148	334,394
Alaska Air Group, Inc.	4,167	242,894
JetBlue Airways Corp.*	12,805	212,051
Copa Holdings S.A. — Class A	3,367	175,959
Spirit Airlines, Inc.*	3,744	167,993
Ryanair Holdings plc ADR	2,196	152,710
Allegiant Travel Co. — Class A	943	142,865
Virgin America, Inc.*	2,501	140,581
Hawaiian Holdings, Inc.*	3,511	133,278
Total Airlines		3,005,568
Auto Parts & Equipment - 16.0%
Johnson Controls, Inc.	10,884	481,726
Delphi Automotive plc	5,216	326,522
Lear Corp.	2,288	232,827
Goodyear Tire & Rubber Co.	8,897	228,297
BorgWarner, Inc.	7,293	215,289
Autoliv, Inc.	1,725	185,351
Magna International, Inc.	5,150	180,611
Tenneco, Inc.*	2,968	138,338
Dorman Products, Inc.*	2,251	128,757
Visteon Corp.	1,931	127,079
Cooper Tire & Rubber Co.	3,795	113,167
Dana Holding Corp.	9,992	105,516
Gentherm, Inc.*	2,790	95,558
American Axle & Manufacturing Holdings, Inc.*	6,196	89,718
Total Auto Parts & Equipment		2,648,756
Auto Manufacturers - 15.6%
Ford Motor Co.	49,029	616,295
General Motors Co.	20,668	584,904
Tesla Motors, Inc.*	2,331	494,825
Tata Motors Ltd. ADR	5,926	205,454
Toyota Motor Corp. ADR	1,813	181,282
Fiat Chrysler Automobiles N.V.	28,592	174,983
Ferrari N.V.	3,998	163,638
Honda Motor Company Ltd. ADR	6,378	161,555
Total Auto Manufacturers		2,582,936
Commercial Services - 3.6%
Macquarie Infrastructure Corp.	3,062	226,741
Herc Holdings, Inc.*	18,240	201,917
Avis Budget Group, Inc.*	4,954	159,667
Total Commercial Services		588,325
Leisure Time - 1.6%
Harley-Davidson, Inc.	5,668	256,760
Trucking & Leasing - 1.5%
AMERCO	660	247,203
Electronics - 1.1%
Gentex Corp.	12,028	185,833
Home Builders - 1.0%
Thor Industries, Inc.	2,573	166,576
Total Common Stocks
(Cost $9,538,598)		16,383,941

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$62,892	62,892
Total Repurchase Agreement
(Cost $62,892)		62,892
Total Investments - 99.6%
(Cost $9,601,490)		$16,446,833
Other Assets & Liabilities, net - 0.4%		64,074
Total Net Assets - 100.0%		$16,510,907

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreements — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

Transportation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$16,383,941	$—	$—	$16,383,941
Repurchase Agreement	—	62,892	—	62,892
Total	$16,383,941	$62,892	$—	$16,446,833

For the period ended June 30, 2016, there were no transfers between levels.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 51.1%
Fannie Mae[1]
0.16% due 07/05/16	$200,000,000	$199,995,556
Total Fannie Mae		199,995,556
Federal Home Loan Bank[2]
0.40% due 09/14/16	50,000,000	49,957,812
0.37% due 09/19/16	50,000,000	49,957,778
0.32% due 08/26/16	45,000,000	44,977,040
0.50% due 12/14/16	6,000,000	5,986,167
0.53% due 11/18/16	4,060,000	4,051,632
Total Federal Home Loan Bank		154,930,429
Farmer Mac[2]
0.20% due 07/01/16	50,000,000	50,000,000
Total Federal Agency Discount Notes
(Cost $404,925,985)		404,925,985

FEDERAL AGENCY NOTES†† - 29.7%
Federal Home Loan Bank[2]
0.49% due 06/28/17[3]	60,000,000	60,000,000
0.51% due 03/23/17[3]	50,000,000	49,999,504
0.47% due 07/26/16[3]	25,000,000	25,002,242
Total Federal Home Loan Bank		135,001,746
Federal Farm Credit Bank[2]
0.55% due 07/01/16[3]	25,000,000	25,000,000
0.47% due 02/21/17[3]	20,000,000	20,000,000
0.52% due 08/12/16[3]	9,400,000	9,400,876
Total Federal Farm Credit Bank		54,400,876
Farmer Mac[2]
0.50% due 05/11/17[3]	45,000,000	44,996,739
Total Federal Agency Notes
(Cost $234,399,361)		234,399,361

U.S. GOVERNMENT SECURITIES†† - 0.3%
U.S. Treasury Notes
0.33% due 07/31/16[3]	2,107,000	2,107,078
Total U.S. Government Securities
(Cost $2,107,078)		2,107,078

COMMERCIAL PAPER†† - 16.6%
Koch Resources LLC
0.44% due 07/07/16	15,000,000	14,998,899
Cargill Inc
0.35% due 07/08/16	15,000,000	14,998,833
BNP Paribas SA/New York NY
0.40% due 07/08/16	15,000,000	14,998,819
Wal-Mart Stores Inc
0.35% due 07/11/16	15,000,000	14,998,542
AllianceBernstein LP
0.54% due 07/08/16	15,000,000	14,998,425
Bank of Tokyo-Mitsubishi UFJ Ltd/New York NY
0.43% due 07/27/16	15,000,000	14,995,342
NSTAR Electric Co
0.42% due 07/07/16	14,000,000	13,999,020
0.47% due 07/07/16	540,000	539,958
Total NSTAR Electric Co		14,538,978
Hershey Co/The
0.45% due 07/29/16	10,000,000	9,996,500
CPPIB Capital Inc
0.45% due 07/25/16	8,750,000	8,747,375
BMW US Capital LLC
0.40% due 07/29/16	5,000,000	4,998,444
Intercontinental Exchange Inc
0.53% due 07/27/16	3,000,000	2,998,852
Total Commercial Paper
(Cost $131,269,009)		131,269,009

REPURCHASE AGREEMENTS†† - 38.0%
Individual Repurchase Agreement
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16 (secured by U.S. TIP Notes, 0.13% - 0.63% 04/15/20 – 07/15/21 with a value of $264,211,450) to be repurchased at $259,033,187	259,030,812	259,030,812
Joint Repurchase Agreements[4]
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	18,797,177	18,797,177
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	22,109,907	22,109,907
Total Repurchase Agreements
(Cost $299,937,896)		299,937,896
Total Investments - 135.7%
(Cost $1,072,639,329)		$1,072,639,329
Other Assets & Liabilities, net - (35.7)%		(282,469,286)
Total Net Assets - 100.0%		$790,170,043

††	Value determined based on Level 2 inputs — See Note 3.
[1]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[2]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[3]	Variable rate security. Rate indicated is rate effective at June 30, 2016.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

U.S. Government Money Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$131,269,009	$—	$131,269,009
Federal Agency Discount Notes	—	404,925,985	—	404,925,985
Federal Agency Notes	—	234,399,361	—	234,399,361
Repurchase Agreements	—	299,937,896	—	299,937,896
U.S. Government Securities	—	2,107,078	—	2,107,078
Total	$—	$1,072,639,329	$—	$1,072,639,329

For the period ended June 30, 2016, there were no transfers between levels.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
COMMON STOCKS† - 99.2%
Electric - 73.5%
NextEra Energy, Inc.	34,119	$4,449,117
Duke Energy Corp.	51,241	4,395,964
Southern Co.	76,415	4,098,135
Dominion Resources, Inc.	51,382	4,004,199
Exelon Corp.	93,107	3,385,371
American Electric Power Company, Inc.	48,245	3,381,492
PG&E Corp.	49,895	3,189,288
Edison International	37,399	2,904,780
Consolidated Edison, Inc.	35,048	2,819,261
Public Service Enterprise Group, Inc.	60,096	2,801,075
PPL Corp.	74,138	2,798,710
Xcel Energy, Inc.	61,343	2,746,940
WEC Energy Group, Inc.	39,636	2,588,231
Eversource Energy	42,103	2,521,970
DTE Energy Co.	24,643	2,442,614
Entergy Corp.	26,940	2,191,569
Avangrid, Inc.	47,575	2,191,305
FirstEnergy Corp.	62,611	2,185,750
Ameren Corp.	38,693	2,073,171
CMS Energy Corp.	44,924	2,060,215
SCANA Corp.	25,201	1,906,708
Pinnacle West Capital Corp.	21,240	1,721,714
Alliant Energy Corp.	43,090	1,710,673
AES Corp.	136,307	1,701,111
Westar Energy, Inc.	28,514	1,599,350
ITC Holdings Corp.	32,828	1,537,007
OGE Energy Corp.	45,596	1,493,269
TECO Energy, Inc.	51,987	1,436,921
Calpine Corp.*	92,728	1,367,739
NRG Energy, Inc.	87,268	1,308,147
MDU Resources Group, Inc.	52,266	1,254,384
Great Plains Energy, Inc.	41,034	1,247,434
IDACORP, Inc.	14,570	1,185,270
Portland General Electric Co.	25,747	1,135,958
Hawaiian Electric Industries, Inc.	31,697	1,039,345
ALLETE, Inc.	15,954	1,031,107
Black Hills Corp.	16,261	1,025,093
NRG Yield, Inc. — Class C	64,412	1,004,183
Korea Electric Power Corp. ADR	38,340	994,156
NorthWestern Corp.	15,751	993,416
Avista Corp.	21,745	974,176
PNM Resources, Inc.	27,353	969,390
Atlantica Yield plc	50,294	934,463
Enersis Americas S.A. ADR	107,375	921,278
Dynegy, Inc.*	51,702	891,342
El Paso Electric Co.	16,847	796,358
Talen Energy Corp.*	55,104	746,659
Empire District Electric Co.	20,261	688,266
Total Electric		92,844,074
Gas - 19.4%
Sempra Energy	26,946	3,072,383
CenterPoint Energy, Inc.	76,888	1,845,312
NiSource, Inc.	63,035	1,671,688
Atmos Energy Corp.	20,517	1,668,442
AGL Resources, Inc.	24,107	1,590,339
UGI Corp.	35,000	1,583,750
National Fuel Gas Co.	22,341	1,270,756
Piedmont Natural Gas Company, Inc.	20,778	1,249,173
Vectren Corp.	22,711	1,196,188
Questar Corp.	47,130	1,195,688
Southwest Gas Corp.	14,166	1,115,006
National Grid plc ADR	14,746	1,096,070
WGL Holdings, Inc.	15,333	1,085,423
ONE Gas, Inc.	16,229	1,080,689
New Jersey Resources Corp.	27,183	1,047,905
Spire, Inc.	14,402	1,020,238
South Jersey Industries, Inc.	28,924	914,577
Northwest Natural Gas Co.	11,774	763,191
Total Gas		24,466,818
Water - 5.0%
American Water Works Company, Inc.	26,696	2,256,079
Aqua America, Inc.	40,542	1,445,728
Cia de Saneamento Basico do Estado de Sao Paulo ADR	129,979	1,164,612
California Water Service Group	21,900	764,967
American States Water Co.	16,770	734,861
Total Water		6,366,247
Energy-Alternate Sources - 1.3%
TerraForm Power, Inc. — Class A*	78,333	853,829
Pattern Energy Group, Inc.	33,707	774,250
Total Energy-Alternate Sources		1,628,079
Pipelines - 0.0%
Kinder Morgan, Inc.	1	19
Total Common Stocks
(Cost $105,011,513)		125,305,237

	Face Amount
REPURCHASE AGREEMENT††,1 - 0.4%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$545,371	545,371
Total Repurchase Agreement
(Cost $545,371)		545,371
Total Investments - 99.6%
(Cost $105,556,884)		$125,850,608
Other Assets & Liabilities, net - 0.4%		506,430
Total Net Assets - 100.0%		$126,357,038

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Repurchase Agreement — See Note 4.
ADR — American Depositary Receipt plc — Public Limited Company

See Sector Classification in Other Information section.

Utilities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$125,305,237	$—	$—	$125,305,237
Repurchase Agreement	—	545,371	—	545,371
Total	$125,305,237	$545,371	$—	$125,850,608

For the period ended June 30, 2016, there were no transfers between levels.

Weakening Dollar 2x Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2016

	Shares	Value
MUTUAL FUNDS† - 8.5%
Guggenheim Strategy Fund II1	5,987	$148,547
Guggenheim Strategy Fund I1	5,818	144,926
Total Mutual Funds
(Cost $291,983)		293,473

	Face Amount
REPURCHASE AGREEMENTS††,2 - 93.1%
HSBC Group issued 06/30/16 at 0.26% due 07/01/16	$1,572,333	1,572,333
Royal Bank of Canada issued 06/30/16 at 0.33% due 07/01/16	1,336,749	1,336,749
UMB Financial Corp. issued 06/30/16 at 0.26% due 07/01/16[3]	284,543	284,543
Total Repurchase Agreements
(Cost $3,193,625)		3,193,625
Total Investments - 101.6%
(Cost $3,485,608)		$3,487,098
Other Assets & Liabilities, net - (1.6)%		(56,188)
Total Net Assets - 100.0%		$3,430,910

	Contracts	Unrealized Loss
CURRENCY FUTURES CONTRACTS SOLD SHORT†
September 2016 U.S. Dollar Index Futures Contracts (Aggregate Value of Contracts $5,664,590)	59	$(138,127)

Units
OTC CURRENCY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International September 2016 U.S. Dollar Index Swap 0.66%[4], Terminating 09/14/16 (Notional Value $1,213,349)	12,651	$(22,526)

†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer — See Note 5.
[2]	Repurchase Agreements — See Note 4.
[3]	All or a portion of this security is pledged as currency index swap collateral at June 30, 2016.
[4]	Total Return based on U.S. Dollar Index +/- financing at a variable rate. Rate indicated is the rate effective at June 30, 2016.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2016 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Mutual Funds	$293,473	$—	$—	$—	$—	$293,473
Repurchase Agreements	—	—	3,193,625	—	—	3,193,625
Total	$293,473	$—	$3,193,625	$—	$—	$3,487,098

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Currency Futures Contracts	$—	$138,127	$—	$—	$—	$138,127
Currency Index Swap Agreements	—	—	—	22,526	—	22,526
Total	$—	$138,127	$—	$22,526	$—	$160,653

* Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

For the period ended June 30, 2016, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

1. Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Trust calculates a net asset value per share (“NAV”) twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. for the Emerging Markets 2x Strategy Fund, Inverse Emerging Markets 2x Strategy Fund, Russell 2000® Fund and the S&P 500® Fund. All other Funds in this report will price at the afternoon NAV. The NAV is calculated using the current market value of each Fund’s total assets as of the respective time of calculation. These Schedule of Investments are based on the June 30, 2016, afternoon NAV.

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") are valued at the last quoted sales price.

The U.S. Government Money Market Fund values debt securities at amortized cost pursuant to Rule 2a-7 of the 1940 Act, which approximates market value.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements and credit default swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps' values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of currency index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the broker quote.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	$1,911,493	$–
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	1,157,618	–
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	566,619	–
Europe 1.25x Strategy Fund	Index exposure, Leverage, Liquidity	7,375,864	–
Event Driven and Distressed Strategies Fund	Duration, Index exposure, Liquidity	4,604,081	–
Government Long Bond 1.2x Strategy Fund	Duration, Index exposure, Leverage, Liquidity	65,836,484	–
High Yield Strategy Fund	Duration, Index exposure, Liquidity	201,250,436	–
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	3,091,798
Inverse Government Long Bond Strategy Fund	Duration, Index exposure, Liquidity	–	56,122,031
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	–	38,357,254
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	–	218,720
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	–	3,317,011
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	–	989,105
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	–	4,026,747
Japan 2x Strategy Fund	Index exposure, Leverage, Liquidity	12,077,081	–
Long Short Equity Fund	Index exposure, Liquidity	76,894	287,100
Mid-Cap 1.5x Strategy Fund	Index exposure, Liquidity, Leverage	6,864,808	–
Monthly Rebalance NASDAQ-100 2x Strategy Fund	Index exposure, Liquidity, Leverage	6,263,578	–
NASDAQ-100® Fund	Index exposure, Liquidity	32,772,278	–
Nova Fund	Index exposure, Liquidity, Leverage	17,457,438	–
Russell 2000® 1.5x Strategy Fund	Index exposure, Liquidity, Leverage	1,296,555	–
Russell 2000® Fund	Index exposure, Liquidity	687,240	–
S&P 500® Fund	Index exposure, Liquidity	17,788,531	–
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	41,362,264	–
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	12,416,040

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds' use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Dow Jones Industrial Average® Fund	Index exposure, Liquidity	$7,357,350	$–
Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	23,216,839	–
Emerging Markets Bond Strategy Fund	Index exposure, Liquidity	863,216	–
Event Driven and Distressed Strategies Fund	Index exposure, Liquidity	2,331,128	–
High Yield Strategy Fund	Duration, Index exposure, Liquidity	18,885,129	–
Inverse Emerging Markets 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	63,038,050
Inverse Mid-Cap Strategy Fund	Index exposure, Liquidity	–	3,872,584
Inverse NASDAQ-100® Strategy Fund	Index exposure, Liquidity	–	26,301,700
Inverse Russell 2000® Strategy Fund	Index exposure, Liquidity	–	40,992,147
Inverse S&P 500® Strategy Fund	Index exposure, Liquidity	–	163,902,128
Mid-Cap 1.5x Strategy Fund	Index exposure, Liquidity, Leverage	12,071,305	–
Monthly Rebalance NASDAQ-100 2x Strategy Fund	Index exposure, Liquidity, Leverage	68,343,253	–
NASDAQ-100® Fund	Index exposure, Liquidity	256,281,005	–
Nova Fund	Index exposure, Liquidity, Leverage	147,976,784	–
Russell 2000® 1.5x Strategy Fund	Index exposure, Liquidity, Leverage	6,554,626	–
Russell 2000® Fund	Index exposure, Liquidity	13,488,409	–
S&P 500® Fund	Index exposure, Liquidity	49,517,665	–

Currency swaps enable the Funds to gain exposure to currencies in a market without actually possessing a given currency, or to hedge a position. Currency swaps involves the exchange of the principal and interest in one currency for the principal and interest in another currency. As in other types of OTC swaps, the Funds may be at risk due to the counterparty’s inability to perform.

The following table represents the Funds' use and volume of currency swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Strengthening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	$8,125,256	$–
Weakening Dollar 2x Strategy Fund	Index exposure, Leverage, Liquidity	–	2,055,569

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Funds enter into credit default swaps as a seller of protection primarily to gain exposure similar to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The Notional Principal reflects the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs. As the seller of protection, the Fund receives periodic premium payments from the counterparty and may also receive or pay an upfront premium adjustment to the stated periodic premium. In the event a credit event occurs, an adjustment will be made to any upfront premiums that were received by a reduction of 1.00% per credit event.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following table represents the Funds' use and volume of credit default swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Emerging Markets Bond Strategy Fund	Duration, Index exposure, Leverage, Liquidity	$707,243	$–
Event Driven and Distressed Strategies Fund	Duration, Index exposure, Liquidity	4,625,600	–
High Yield Strategy Fund	Duration, Index exposure, Liquidity	235,667,458	–
Inverse High Yield Strategy Fund	Duration, Index exposure, Liquidity	–	46,307,182

The table included in the Emerging Markets Bond Strategy Fund, Event Driven and Distressed Strategies Fund and the High Yield Strategy Fund Schedule of Investments summarizes the information with regard to sold protection on credit default swap contracts as of June 30, 2016.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

Foreign Currency

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3.  Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At June 30, 2016, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Group			U.S. Treasury Strips
0.26%			0.00%
Due 07/01/16	$282,801,466	$282,803,508	11/15/38 - 08/15/41	$508,322,700	$288,457,595

Royal Bank of Canada			U.S. TIP Notes
0.33%			0.13% - 0.63%
Due 07/01/16	226,951,673	226,953,753	07/15/21 - 07/15/24	217,099,000	231,490,711

UMB Financial Corp.			U.S. Treasury Notes
0.26%			0.50% - 1.50%
Due 07/01/16	52,984,652	52,985,035	07/31/16 - 07/31/17	33,970,100	34,066,440

			GNMA 2015 185-MC
			2.50%
			07/20/41	19,516,557	19,977,925
				53,486,657	54,044,365

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

5. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2015 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov/Archives/edgar/data/1601445/000089180415000857/gug63224-ncsr.htm.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulate investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2016, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Banking Fund	$42,727,451	$–	$(1,647,358)	$(1,647,358)
Basic Materials Fund	86,119,849	6,104,213	(1,787,909)	4,316,304
Biotechnology Fund	221,721,562	125,058,933	(9,254,995)	115,803,938
Consumer Products Fund	388,416,027	106,485,578	(1,062,289)	105,423,289
Dow 2x Strategy Fund	22,761,411	465,640	(211,197)	254,443
Dow Jones Industrial Average® Fund	22,036,317	361,671	(319,249)	42,422
Electronics Fund	42,781,867	–	(4,494,815)	(4,494,815)
Emerging Markets 2x Strategy Fund	3,363,936	–	(6,557)	(6,557)
Emerging Markets Bond Strategy Fund	4,903,301	–	–	–
Energy Fund	56,518,729	3,046,024	(399,443)	2,646,581
Energy Services Fund	22,118,765	–	(3,739,250)	(3,739,250)
Europe 1.25x Strategy Fund	14,080,112	–	(5,043)	(5,043)
Event Driven and Distressed Strategies Fund	7,372,532	40,105	(33,204)	6,901
Financial Services Fund	21,446,894	2,334,521	(646,373)	1,688,148
Government Long Bond 1.2x Strategy Fund	153,820,713	6,509,734	(2,207)	6,507,527
Health Care Fund	28,763,288	11,542,395	(372,782)	11,169,613
High Yield Strategy Fund	392,839,185	54,340	(15,207)	39,133
Internet Fund	13,780,573	2,344,280	(427,231)	1,917,049
Inverse Dow 2x Strategy Fund	9,795,383	–	–	–
Inverse Emerging Markets 2x Strategy Fund	2,135,939	–	–	–
Inverse Government Long Bond Strategy Fund	294,096,067	–	(1,614,333)	(1,614,333)
Inverse High Yield Strategy Fund	38,486,813	5,576	(522)	5,054
Inverse Mid-Cap Strategy Fund	2,273,109	350	–	350
Inverse NASDAQ-100® 2x Strategy Fund	25,722,633	9,302	–	9,302
Inverse NASDAQ-100® Strategy Fund	17,690,217	5,137	(1,866)	3,271
Inverse Russell 2000® 2x Strategy Fund	18,976,745	–	–	–
Inverse Russell 2000® Strategy Fund	13,105,805	3,159	(720)	2,439
Inverse S&P 500® 2x Strategy Fund	49,616,074	1,830	(933)	897
Inverse S&P 500® Strategy Fund	229,656,451	47,624	(10,034)	37,590
Japan 2x Strategy Fund	2,013,626	–	(12)	(12)
Leisure Fund	21,594,972	917,597	(287,961)	629,636
Long Short Equity Fund	43,457,653	3,472,745	(1,466,018)	2,006,727
Mid-Cap 1.5x Strategy Fund	15,841,894	1,085,004	(376,625)	708,379
Monthly Rebalance Nasdaq-100® 2x Strategy Fund	3,552,974	125,194	(175,786)	(50,592)
NASDAQ-100® 2x Strategy Fund	177,985,892	20,667,332	(2,233,109)	18,434,223
NASDAQ-100® Fund	526,490,422	202,859,967	(8,375,300)	194,484,667
Nova Fund	208,925,074	3,533,631	(151,143)	3,382,488
Precious Metals Fund	104,230,573	19,288,533	(118,408)	19,170,125
Real Estate Fund	74,200,313	2,917,869	(312,534)	2,605,335
Retailing Fund	14,777,791	–	(462,279)	(462,279)
Russell 2000® 1.5x Strategy Fund	24,510,397	27,634	(30,781)	(3,147)
Russell 2000® 2x Strategy Fund	28,946,625	–	(469,606)	(469,606)
Russell 2000® Fund	29,433,003	266,717	(1,102,513)	(835,796)
S&P 500® 2x Strategy Fund	85,802,468	1,814,032	(262,183)	1,551,849
S&P 500® Fund	44,778,811	19,666,591	(2,632,375)	17,034,216
S&P 500® Pure Growth Fund	89,819,262	14,175,015	(929,061)	13,245,954
S&P 500® Pure Value Fund	61,749,817	55,496	(308,011)	(252,515)
S&P MidCap 400® Pure Growth Fund	123,768,096	10,460,480	(8,028,311)	2,432,169
S&P MidCap 400® Pure Value Fund	43,646,494	–	(1,998,585)	(1,998,585)
S&P SmallCap 600® Pure Growth Fund	40,965,198	638,987	(1,143,319)	(504,332)
S&P SmallCap 600® Pure Value Fund	26,787,273	–	(4,601,377)	(4,601,377)
Strengthening Dollar 2x Strategy Fund	19,806,383	5,269	–	5,269
Technology Fund	24,405,949	908,765	(286,295)	622,470
Telecommunications Fund	50,464,798	1,985,041	(630,121)	1,354,920
Transportation Fund	11,748,744	4,698,109	(20)	4,698,089
U.S. Government Money Market Fund	1,072,639,329	–	–	–
Utilities Fund	112,072,367	13,865,795	(87,555)	13,778,240
Weakening Dollar 2x Strategy Fund	3,485,608	1,490	–	1,490

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2016

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President & Treasurer

Date	August 26, 2016

* Print the name and title of each signing officer under his or her signature.